UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07452
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Oppenheimer V.I. International Growth Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Oppenheimer V.I. International Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer V.I. International Growth Fund (Series I)	$ 53	1.00% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 317,591,332
Total number of portfolio holdings	63
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.65%
Dollarama, Inc.	3.46%
BAE Systems PLC	3.02%
Reliance Industries Ltd.	2.90%
ResMed, Inc.	2.84%
Siemens AG	2.78%
Universal Music Group N.V.	2.77%
Tencent Holdings Ltd.	2.64%
AstraZeneca PLC	2.39%
Sartorius Stedim Biotech	2.38%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the
Fund, including
the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-VIIGR-SAR-I
Invesco Oppenheimer V.I. International Growth Fund

Invesco Oppenheimer V.I. International Growth Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Oppenheimer V.I. International Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer V.I. International Growth Fund (Series II)	$ 66	1.25% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 317,591,332
Total number of portfolio holdings	63
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.65%
Dollarama, Inc.	3.46%
BAE Systems PLC	3.02%
Reliance Industries Ltd.	2.90%
ResMed, Inc.	2.84%
Siemens AG	2.78%
Universal Music Group N.V.	2.77%
Tencent Holdings Ltd.	2.64%
AstraZeneca PLC	2.39%
Sartorius Stedim Biotech	2.38%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-VIIGR-SAR-II
Invesco Oppenheimer V.I. International Growth Fund

Invesco V.I. American Franchise Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. American Franchise Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Franchise Fund (Series I)	$ 43	0.85%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 894,987,483
Total number of portfolio holdings	62
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	11.39%
Microsoft Corp.	9.34%
Amazon.com, Inc.	7.21%
Meta Platforms, Inc., Class A	6.74%
Broadcom, Inc.	4.24%
Apple, Inc.	3.49%
Netflix, Inc.	3.46%
Alphabet, Inc., Class A	3.06%
Visa, Inc., Class A	2.57%
ServiceNow, Inc.	2.46%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-VIAMFR-SAR-I
Invesco V.I. American Franchise Fund

Invesco V.I. American Franchise Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. American Franchise Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Franchise Fund (Series II)	$ 56	1.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 894,987,483
Total number of portfolio holdings	62
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	11.39%
Microsoft Corp.	9.34%
Amazon.com, Inc.	7.21%
Meta Platforms, Inc., Class A	6.74%
Broadcom, Inc.	4.24%
Apple, Inc.	3.49%
Netflix, Inc.	3.46%
Alphabet, Inc., Class A	3.06%
Visa, Inc., Class A	2.57%
ServiceNow, Inc.	2.46%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-VIAMFR-SAR-II
Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. American Value Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Value Fund (Series I)	$ 44	0.88%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 359,100,783
Total number of portfolio holdings	75
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Fidelity National Information Services, Inc.	3.18%
AppLovin Corp., Class A	2.95%
Lumentum Holdings, Inc.	2.71%
Coherent Corp.	2.69%
Newmont Corp.	2.58%
Huntington Bancshares, Inc.	2.47%
Cameco Corp.	2.46%
Centene Corp.	2.45%
NRG Energy, Inc.	2.43%
Globe Life, Inc.	2.36%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-VIAMVA-SAR-I
Invesco V.I. American Value Fund

Invesco V.I. American Value Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. American Value Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Value Fund (Series II)	$ 57	1.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 359,100,783
Total number of portfolio holdings	75
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Fidelity National Information Services, Inc.	3.18%
AppLovin Corp., Class A	2.95%
Lumentum Holdings, Inc.	2.71%
Coherent Corp.	2.69%
Newmont Corp.	2.58%
Huntington Bancshares, Inc.	2.47%
Cameco Corp.	2.46%
Centene Corp.	2.45%
NRG Energy, Inc.	2.43%
Globe Life, Inc.	2.36%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at in
vesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-VIAMVA-SAR-II
Invesco V.I. American Value Fund

Invesco V.I. Balanced-Risk Allocation Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	$ 35	0.70% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 414,866,345
Total number of portfolio holdings	142
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Target risk contribution and

notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	49.94%	54.79%
Fixed Income	21.33%	59.00%
Commodities	28.73%	20.98%
Total	100.00%	134.77%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VIIBRA-SAR-I
Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Balanced-Risk Allocation Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	$ 48	0.95% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 414,866,345
Total number of portfolio holdings	142
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Target risk contribution and

notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	49.94%	54.79%
Fixed Income	21.33%	59.00%
Commodities	28.73%	20.98%
Total	100.00%	134.77%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VIIBRA-SAR-II
Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Comstock Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Comstock Fund (Series I)	$ 39	0.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,440,735,376
Total number of portfolio holdings	96
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp.	3.33%
Microsoft Corp.	2.97%
Wells Fargo & Co.	2.89%
Cisco Systems, Inc.	2.73%
CVS Health Corp.	2.35%
State Street Corp.	2.15%
Meta Platforms, Inc., Class A	2.04%
Alphabet, Inc., Class A	2.04%
Johnson Controls International PLC	1.95%
Philip Morris International, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-VICOM-SAR-I
Invesco V.I. Comstock Fund

Invesco V.I. Comstock Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Comstock Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Comstock Fund (Series II)	$ 51	1.00%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,440,735,376
Total number of portfolio holdings	96
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp.	3.33%
Microsoft Corp.	2.97%
Wells Fargo & Co.	2.89%
Cisco Systems, Inc.	2.73%
CVS Health Corp.	2.35%
State Street Corp.	2.15%
Meta Platforms, Inc., Class A	2.04%
Alphabet, Inc., Class A	2.04%
Johnson Controls International PLC	1.95%
Philip Morris International, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-VICOM-SAR-II
Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Equity Fund (Series I)	$ 41	0.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 756,391,604
Total number of portfolio holdings	72
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	7.95%
NVIDIA Corp.	7.18%
Apple, Inc.	4.56%
Amazon.com, Inc.	4.56%
Alphabet, Inc., Class A	3.85%
Meta Platforms, Inc., Class A	3.32%
JPMorgan Chase & Co.	3.21%
Broadcom, Inc.	2.74%
Walmart, Inc.	1.88%
Procter & Gamble Co. (The)	1.79%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VICEQ-SAR-I
Invesco V.I. Core Equity Fund

Invesco V.I. Core Equity Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Equity Fund (Series II)	$ 54	1.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 756,391,604
Total number of portfolio holdings	72
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	7.95%
NVIDIA Corp.	7.18%
Apple, Inc.	4.56%
Amazon.com, Inc.	4.56%
Alphabet, Inc., Class A	3.85%
Meta Platforms, Inc., Class A	3.32%
JPMorgan Chase & Co.	3.21%
Broadcom, Inc.	2.74%
Walmart, Inc.	1.88%
Procter & Gamble Co. (The)	1.79%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
i
nvesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VICEQ-SAR-II
Invesco V.I. Core Equity Fund

Invesco V.I. Core Plus Bond Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Core Plus Bond Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Plus Bond Fund (Series I)	$ 30	0.59% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 141,884,572
Total number of portfolio holdings	1,451
Portfolio turnover rate	282%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 07/01/2055	4.20%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 07/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2055	3.50%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 07/01/2055	3.34%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	3.22%
U.S. Treasury Notes, 4.25%, 05/15/2035	3.18%
U.S. Treasury Bonds, 4.63%, 02/15/2055	2.47%
U.S. Treasury Bonds, 5.00%, 05/15/2045	2.29%
U.S. Treasury Notes, 3.75%, 06/30/2027	2.06%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 07/01/2055	1.86%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VICPB-SAR-I
Invesco V.I. Core Plus Bond Fund

Invesco V.I. Core Plus Bond Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Core Plus Bond Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Plus Bond Fund (Series II)	$ 42	0.84% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 141,884,572
Total number of portfolio holdings	1,451
Portfolio turnover rate	282%
What
Comprised
The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 07/01/2055	4.20%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 07/01/2055	3.76%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2055	3.50%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 07/01/2055	3.34%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	3.22%
U.S. Treasury Notes, 4.25%, 05/15/2035	3.18%
U.S. Treasury Bonds, 4.63%, 02/15/2055	2.47%
U.S. Treasury Bonds, 5.00%, 05/15/2045	2.29%
U.S. Treasury Notes, 3.75%, 06/30/2027	2.06%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 07/01/2055	1.86%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)
Where Can I Find More
Information
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VICPB-SAR-II
Invesco V.I. Core Plus Bond Fund

Invesco V.I. Discovery Large Cap Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Discovery Large Cap Fund (the “Fund”), formerly Invesco V.I. Capital Appreciation Fund, for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
S
ix
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Large Cap Fund (Series I)	$ 41	0.80% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 807,154,336
Total number of portfolio holdings	62
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	11.17%
Microsoft Corp.	8.95%
Amazon.com, Inc.	6.79%
Meta Platforms, Inc., Class A	6.32%
Broadcom, Inc.	4.00%
Netflix, Inc.	3.93%
Apple, Inc.	3.37%
Alphabet, Inc., Class C	2.95%
Boston Scientific Corp.	2.19%
Mastercard, Inc., Class A	1.93%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more
information
about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information
can
be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-VICAPA-SAR-I
Invesco V.I. Discovery Large Cap Fund

Invesco V.I. Discovery Large Cap Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Discovery Large Cap Fund (the “Fund”), formerly Invesco V.I. Capital Appreciation Fund, for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Large Cap Fund (Series II)	$ 53	1.05% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 807,154,336
Total number of portfolio holdings	62
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	11.17%
Microsoft Corp.	8.95%
Amazon.com, Inc.	6.79%
Meta Platforms, Inc., Class A	6.32%
Broadcom, Inc.	4.00%
Netflix, Inc.	3.93%
Apple, Inc.	3.37%
Alphabet, Inc., Class C	2.95%
Boston Scientific Corp.	2.19%
Mastercard, Inc., Class A	1.93%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus
, financial
information
, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-VICAPA-SAR-II
Invesco V.I. Discovery Large Cap Fund

Invesco V.I. Discovery Mid Cap Growth Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	$ 43	0.86%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 956,849,323
Total number of portfolio holdings	84
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Hilton Worldwide Holdings, Inc.	2.77%
Howmet Aerospace, Inc.	2.74%
Axon Enterprise, Inc.	2.64%
Palantir Technologies, Inc., Class A	2.20%
Cloudflare, Inc., Class A	2.20%
Encompass Health Corp.	2.18%
Flex Ltd.	2.05%
CyberArk Software Ltd.	2.03%
Cencora, Inc.	1.97%
Tradeweb Markets, Inc., Class A	1.94%
* Excluding money market fund holdings , if any.
Sector allocation

(% of net assets)
Where Can I Find More
Information
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-VIDMCG-SAR-I
Invesco V.I. Discovery Mid Cap Growth Fund

Invesco V.I. Discovery Mid Cap Growth Fun
d
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Mid Cap Growth Fund (Series II)	$ 56	1.11%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 956,849,323
Total number of portfolio holdings	84
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Hilton Worldwide Holdings, Inc.	2.77%
Howmet Aerospace, Inc.	2.74%
Axon Enterprise, Inc.	2.64%
Palantir Technologies, Inc., Class A	2.20%
Cloudflare, Inc., Class A	2.20%
Encompass Health Corp.	2.18%
Flex Ltd.	2.05%
CyberArk Software Ltd.	2.03%
Cencora, Inc.	1.97%
Tradeweb Markets, Inc., Class A	1.94%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More
Information
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-VIDMCG-SAR-II
Invesco V.I. Discovery Mid Cap Growth Fund

Invesco V.I. Diversified Dividend Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Diversified Dividend Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Diversified Dividend Fund (Series I)	$ 35	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 445,397,960
Total number of portfolio holdings	83
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
JPMorgan Chase & Co.	4.06%
Walmart, Inc.	2.61%
Bank of America Corp.	2.53%
Chevron Corp.	2.51%
Philip Morris International, Inc.	2.43%
Microsoft Corp.	2.42%
Lowe's Cos., Inc.	2.28%
Cisco Systems, Inc.	2.22%
Wells Fargo & Co.	2.15%
Johnson & Johnson	2.12%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I
Find
More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VIDDI-SAR-I
Invesco V.I. Diversified Dividend Fund

Invesco V.I. Diversified Dividend Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Diversified Dividend Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Diversified Dividend Fund (Series II)	$ 48	0.93%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 445,397,960
Total number of portfolio holdings	83
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
JPMorgan Chase & Co.	4.06%
Walmart, Inc.	2.61%
Bank of America Corp.	2.53%
Chevron Corp.	2.51%
Philip Morris International, Inc.	2.43%
Microsoft Corp.	2.42%
Lowe's Cos., Inc.	2.28%
Cisco Systems, Inc.	2.22%
Wells Fargo & Co.	2.15%
Johnson & Johnson	2.12%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VIDDI-SAR-II
Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equally-Weighted S&P 500 Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	$ 17	0.33%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 484,766,714
Total number of portfolio holdings	509
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Coinbase Global, Inc., Class A	0.27%
Oracle Corp.	0.24%
Jabil, Inc.	0.24%
Carnival Corp.	0.23%
Advanced Micro Devices, Inc.	0.23%
Northern Trust Corp.	0.23%
Royal Caribbean Cruises Ltd.	0.23%
Vistra Corp.	0.23%
Estee Lauder Cos., Inc. (The), Class A	0.23%
Western Digital Corp.	0.23%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where
Can
I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
MS-VIEWSP-SAR-I
Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equally-Weighted S&P 500 Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	$ 29	0.58%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 484,766,714
Total number of portfolio holdings	509
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Coinbase Global, Inc., Class A	0.27%
Oracle Corp.	0.24%
Jabil, Inc.	0.24%
Carnival Corp.	0.23%
Advanced Micro Devices, Inc.	0.23%
Northern Trust Corp.	0.23%
Royal Caribbean Cruises Ltd.	0.23%
Vistra Corp.	0.23%
Estee Lauder Cos., Inc. (The), Class A	0.23%
Western Digital Corp.	0.23%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More
Information
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
MS-VIEWSP-SAR-II
Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Equity and Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equity and Income Fund (Series I)	$ 28	0.56%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,381,922,511
Total number of portfolio holdings	1,220
Portfolio turnover rate	59%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Wells Fargo & Co.	2.34%
Bank of America Corp.	2.18%
U.S. Treasury Notes, 3.75%, 06/30/2027	2.06%
Amazon.com, Inc.	1.89%
Microsoft Corp.	1.67%
U.S. Treasury Notes, 3.88%, 06/15/2028	1.52%
U.S. Treasury Notes, 4.00%, 06/30/2032	1.47%
Microchip Technology, Inc.	1.45%
Philip Morris International, Inc.	1.44%
Parker-Hannifin Corp.	1.31%
* Excluding money market fund holdings, if any.
Security type allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For
additional
information,
please
scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-VIEQI-SAR-I
Invesco V.I. Equity and Income Fund

Invesco V.I. Equity and Income Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Equity and Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equity and Income Fund (Series II)	$ 41	0.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,381,922,511
Total number of portfolio holdings	1,220
Portfolio turnover rate	59%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Wells Fargo & Co.	2.34%
Bank of America Corp.	2.18%
U.S. Treasury Notes, 3.75%, 06/30/2027	2.06%
Amazon.com, Inc.	1.89%
Microsoft Corp.	1.67%
U.S. Treasury Notes, 3.88%, 06/15/2028	1.52%
U.S. Treasury Notes, 4.00%, 06/30/2032	1.47%
Microchip Technology, Inc.	1.45%
Philip Morris International, Inc.	1.44%
Parker-Hannifin Corp.	1.31%
* Excluding money market fund holdings, if any.
Security type allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus
, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-VIEQI-SAR-II
Invesco V.I. Equity and Income Fund

Invesco V.I. EQV International Equity Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This
semi-annual shareholder report
contains important information about Invesco V.I. EQV International Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. EQV International Equity Fund (Series I)	$ 47	0.90%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,186,444,521
Total number of portfolio holdings	84
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.68%
Investor AB, Class B	3.20%
HDFC Bank Ltd., ADR	2.24%
RELX PLC	2.19%
RB Global, Inc.	2.12%
FinecoBank Banca Fineco S.p.A.	1.95%
Keyence Corp.	1.92%
Sony Group Corp.	1.88%
BAE Systems PLC	1.76%
Techtronic Industries Co. Ltd.	1.75%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the
Fund's
prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VIIGR-SAR-I
Invesco V.I. EQV International Equity Fund

Invesco V.I. EQV International Equity Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. EQV International Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. EQV International Equity Fund (Series II)	$ 60	1.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,186,444,521
Total number of portfolio holdings	84
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.68%
Investor AB, Class B	3.20%
HDFC Bank Ltd., ADR	2.24%
RELX PLC	2.19%
RB Global, Inc.	2.12%
FinecoBank Banca Fineco S.p.A.	1.95%
Keyence Corp.	1.92%
Sony Group Corp.	1.88%
BAE Systems PLC	1.76%
Techtronic Industries Co. Ltd.	1.75%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial
information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VIIGR-SAR-II
Invesco V.I. EQV International Equity Fund

Invesco V.I. Global Core Equity Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Core Equity Fund (Series I)	$ 50	0.96%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 76,030,358
Total number of portfolio holdings	66
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.93%
Amazon.com, Inc.	3.85%
3i Group PLC	3.51%
Meta Platforms, Inc., Class A	3.48%
NVIDIA Corp.	3.48%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.61%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.36%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the
Fund
, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VIGCE-SAR-I
Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Core Equity Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Core Equity Fund (Series II)	$ 63	1.21%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 76,030,358
Total number of portfolio holdings	66
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.93%
Amazon.com, Inc.	3.85%
3i Group PLC	3.51%
Meta Platforms, Inc., Class A	3.48%
NVIDIA Corp.	3.48%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.61%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.36%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the
Fund
, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VIGCE-SAR-II
Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Global Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Fund (Series I)	$ 42	0.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,824,928,243
Total number of portfolio holdings	65
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Meta Platforms, Inc., Class A	9.19%
Alphabet, Inc., Class A	8.47%
SAP SE	4.57%
NVIDIA Corp.	4.33%
DLF Ltd.	4.18%
S&P Global, Inc.	4.14%
Intuit, Inc.	3.54%
Airbus S.E.	3.29%
Analog Devices, Inc.	3.25%
Visa, Inc., Class A	3.23%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the
Fund
, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-VIGLBL-SAR-I
Invesco V.I. Global Fund

Invesco V.I. Global Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Global Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Fund (Series II)	$ 55	1.06%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,824,928,243
Total number of portfolio holdings	65
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Meta Platforms, Inc., Class A	9.19%
Alphabet, Inc., Class A	8.47%
SAP SE	4.57%
NVIDIA Corp.	4.33%
DLF Ltd.	4.18%
S&P Global, Inc.	4.14%
Intuit, Inc.	3.54%
Airbus S.E.	3.29%
Analog Devices, Inc.	3.25%
Visa, Inc., Class A	3.23%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the
Fund
, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-VIGLBL-SAR-II
Invesco V.I. Global Fund

Invesco V.I. Global Real Estate Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Global Real Estate Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Real Estate Fund (Series I)	$ 52	1.02%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 96,596,888
Total number of portfolio holdings	87
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Welltower, Inc.	6.38%
Equinix, Inc.	4.97%
Digital Realty Trust, Inc.	3.98%
Prologis, Inc.	3.91%
Equity Residential	3.16%
Goodman Group	2.95%
AvalonBay Communities, Inc.	2.77%
Iron Mountain, Inc.	2.48%
Mitsui Fudosan Co. Ltd.	2.36%
Extra Space Storage, Inc.	2.28%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the
Fund
, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VIGRE-SAR-I
Invesco V.I. Global Real Estate Fund

Invesco V.I. Global Real Estate Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Global Real Estate Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Real Estate Fund (Series II)	$ 65	1.27%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 96,596,888
Total number of portfolio holdings	87
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Welltower, Inc.	6.38%
Equinix, Inc.	4.97%
Digital Realty Trust, Inc.	3.98%
Prologis, Inc.	3.91%
Equity Residential	3.16%
Goodman Group	2.95%
AvalonBay Communities, Inc.	2.77%
Iron Mountain, Inc.	2.48%
Mitsui Fudosan Co. Ltd.	2.36%
Extra Space Storage, Inc.	2.28%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the
Fund
, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VIGRE-SAR-II
Invesco V.I. Global Real Estate Fund

Invesco V.I. Global Strategic Income Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Global Strategic Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Strategic Income Fund (Series I)	$ 49	0.96% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 676,731,715
Total number of portfolio holdings	909
Portfolio turnover rate	267%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.29%
Mexican Bonos, 8.50%, 02/28/2030	2.85%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.74%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.14%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.92%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.56%, 03/13/2046	1.27%
Mexican Udibonos, 4.00%, 08/30/2029	1.17%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	0.97%
Japan Government Bond, 3.10%, 03/20/2065	0.97%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)
Where Can I Find More Information?
You can find more information about the
Fund
, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-VIGLSI-SAR-I
Invesco V.I. Global Strategic Income Fund

Invesco V.I. Global Strategic Income Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Global Strategic Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Strategic Income Fund (Series II)	$ 62	1.21% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 676,731,715
Total number of portfolio holdings	909
Portfolio turnover rate	267%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.29%
Mexican Bonos, 8.50%, 02/28/2030	2.85%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.74%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.14%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.92%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.56%, 03/13/2046	1.27%
Mexican Udibonos, 4.00%, 08/30/2029	1.17%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	0.97%
Japan Government Bond, 3.10%, 03/20/2065	0.97%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)
Where Can I Find More Information?
You can find more information about the
Fund
, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-VIGLSI-SAR-II
Invesco V.I. Global Strategic Income Fund

Invesco V.I. Government Money Market Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Government Money Market Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Money Market Fund (Series I)	$ 18	0.36%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 926,108,266
Total number of portfolio holdings	81
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Composition by maturity, in days

(% of total investments)*
1-7	64.9%
8-30	0.5%
31-60	2.5%
61-90	4.3%
91-180	5.9%
181+	21.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/
reports
.
VIGMKT-SAR-I
Invesco V.I. Government Money Market Fund

Invesco V.I. Government Money Market Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Government Money Market Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Money Market Fund (Series II)	$ 31	0.61%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 926,108,266
Total number of portfolio holdings	81
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Composition by maturity, in days

(% of total investments)*
1-7	64.9%
8-30	0.5%
31-60	2.5%
61-90	4.3%
91-180	5.9%
181+	21.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please
scan
the QR code at the left to navigate to additional material at
invesco.com/reports
.
VIGMKT-SAR-II
Invesco V.I. Government Money Market Fund

Invesco V.I. Government Securities Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Government Securities Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Securities Fund (Series I)	$ 35	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 310,755,194
Total number of portfolio holdings	410
Portfolio turnover rate	179%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	4.84%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2055	4.39%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	4.34%
BNP Paribas S.A., 4.64%, 02/06/2026	2.90%
UBS AG, 4.70%, 05/15/2026	2.90%
Mizuho Bank Ltd., 4.71%, 02/25/2026	2.90%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	2.84%
U.S. Treasury Notes, 1.13%, 02/28/2027	2.82%
BofA Securities, Inc., 4.72%, 03/19/2026	2.58%
Bank of Montreal, 4.66%, 03/19/2026	2.57%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus
, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy
voting
information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VIGOV-SAR-I
Invesco V.I. Government Securities Fund

Invesco V.I. Government Securities Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Government Securities Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Securities Fund (Series II)	$ 48	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 310,755,194
Total number of portfolio holdings	410
Portfolio turnover rate	179%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	4.84%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2055	4.39%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	4.34%
BNP Paribas S.A., 4.64%, 02/06/2026	2.90%
UBS AG, 4.70%, 05/15/2026	2.90%
Mizuho Bank Ltd., 4.71%, 02/25/2026	2.90%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	2.84%
U.S. Treasury Notes, 1.13%, 02/28/2027	2.82%
BofA Securities, Inc., 4.72%, 03/19/2026	2.58%
Bank of Montreal, 4.66%, 03/19/2026	2.57%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)
Where Can I Find More Information?
You can find more
information
about the Fund, including the Fund's prospectus, financial
information
, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be
found
at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VIGOV-SAR-II
Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Growth and Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Growth and Income Fund (Series I)	$ 38	0.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,287,146,585
Total number of portfolio holdings	99
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Wells Fargo & Co.	3.45%
Bank of America Corp.	3.32%
Microsoft Corp.	2.52%
Amazon.com, Inc.	2.45%
Philip Morris International, Inc.	2.14%
Microchip Technology, Inc.	2.14%
Walt Disney Co. (The)	1.97%
Johnson & Johnson	1.94%
Charles Schwab Corp. (The)	1.93%
Parker-Hannifin Corp.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information
,
and
holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-VIGRI-SAR-I
Invesco V.I. Growth and Income Fund

Invesco V.I. Growth and Income Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Growth and Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Growth and Income Fund (Series II)	$ 51	1.00%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,287,146,585
Total number of portfolio holdings	99
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Wells Fargo & Co.	3.45%
Bank of America Corp.	3.32%
Microsoft Corp.	2.52%
Amazon.com, Inc.	2.45%
Philip Morris International, Inc.	2.14%
Microchip Technology, Inc.	2.14%
Walt Disney Co. (The)	1.97%
Johnson & Johnson	1.94%
Charles Schwab Corp. (The)	1.93%
Parker-Hannifin Corp.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at invesco
.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional
material at
invesco.com/reports
.
VK-VIGRI-SAR-II
Invesco V.I. Growth and Income Fund

Invesco V.I. Health Care Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Health Care Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Health Care Fund (Series I)	$ 49	0.98%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 158,468,450
Total number of portfolio holdings	78
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Boston Scientific Corp.	10.13%
Eli Lilly and Co.	8.78%
Stryker Corp.	5.07%
Cencora, Inc.	4.05%
AbbVie, Inc.	3.93%
Abbott Laboratories	3.69%
Intuitive Surgical, Inc.	3.30%
Vertex Pharmaceuticals, Inc.	3.27%
Encompass Health Corp.	2.42%
UnitedHealth Group, Inc.	2.39%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial
information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material
at
invesco.com/reports
.
I-VIGHC-SAR-I
Invesco V.I. Health Care Fund

Invesco V.I. Health Care Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Health Care Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Health Care Fund (Series II)	$ 62	1.23%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 158,468,450
Total number of portfolio holdings	78
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Boston Scientific Corp.	10.13%
Eli Lilly and Co.	8.78%
Stryker Corp.	5.07%
Cencora, Inc.	4.05%
AbbVie, Inc.	3.93%
Abbott Laboratories	3.69%
Intuitive Surgical, Inc.	3.30%
Vertex Pharmaceuticals, Inc.	3.27%
Encompass Health Corp.	2.42%
UnitedHealth Group, Inc.	2.39%
* Excluding money market fund holdings, if any.
Country allocation

(% of net assets)
Where Can I Find More Information?
You can find
more
information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be
found
at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
I-VIGHC-SAR-II
Invesco V.I. Health Care Fund

Invesco V.I. High Yield Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. High Yield Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. High Yield Fund (Series I)	$ 43	0.86%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 150,370,414
Total number of portfolio holdings	297
Portfolio turnover rate	110%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Vistra Corp., Series C, 8.88%	1.11%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
New Gold, Inc., 6.88%, 04/01/2032	1.00%
Aircastle Ltd., 5.25%	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.97%
EZCORP, Inc., 7.38%, 04/01/2032	0.96%
Venture Global LNG, Inc., 9.00%	0.95%
Iliad Holding S.A.S.U., 8.50%, 04/15/2031	0.80%
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 6.75%, 11/30/2030	0.80%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**

(% of net assets)
BBB	3.36
BB	47.52
B	34.08
CCC and below	11.62
Cash	2.58
Not Rated	0.84
**Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting
information
can be found at
invesco.com/proxy-voting
.
For additional information,
please
scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VIHYI-SAR-I
Invesco V.I. High Yield Fund

Invesco V.I. High Yield Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. High Yield Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. High Yield Fund (Series II)	$ 56	1.11%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 150,370,414
Total number of portfolio holdings	297
Portfolio turnover rate	110%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Vistra Corp., Series C, 8.88%	1.11%
Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026	1.01%
TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032	1.00%
New Gold, Inc., 6.88%, 04/01/2032	1.00%
Aircastle Ltd., 5.25%	0.98%
Vodafone Group PLC, 4.13%, 06/04/2081	0.97%
EZCORP, Inc., 7.38%, 04/01/2032	0.96%
Venture Global LNG, Inc., 9.00%	0.95%
Iliad Holding S.A.S.U., 8.50%, 04/15/2031	0.80%
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 6.75%, 11/30/2030	0.80%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**

(% of net assets)
BBB	3.36
BB	47.52
B	34.08
CCC and below	11.62
Cash	2.58
Not Rated	0.84
**Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.
Where Can I Find More Information?
You
can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting
information
can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VIHYI-SAR-II
Invesco V.I. High Yield Fund

Invesco V.I. Main Street Fund
®
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Main Street Fund
®
(the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Fund ® (Series I)	$ 41	0.80% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 783,536,809
Total number of portfolio holdings	74
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten h
oldi
ngs*

(% of net assets)
Microsoft Corp.	9.08%
NVIDIA Corp.	8.13%
Apple, Inc.	5.42%
Amazon.com, Inc.	5.14%
Alphabet, Inc., Class A	3.33%
Meta Platforms, Inc., Class A	3.31%
Broadcom, Inc.	2.95%
JPMorgan Chase & Co.	2.76%
Philip Morris International, Inc.	2.41%
Mastercard, Inc., Class A	1.99%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-VIMST-SAR-I
Invesco V.I. Main Street Fund
®

Invesco V.I. Main Street Fund
®
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Main Street Fund
®
(the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Fund ® (Series II)	$ 54	1.05% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 783,536,809
Total number of portfolio holdings	74
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	9.08%
NVIDIA Corp.	8.13%
Apple, Inc.	5.42%
Amazon.com, Inc.	5.14%
Alphabet, Inc., Class A	3.33%
Meta Platforms, Inc., Class A	3.31%
Broadcom, Inc.	2.95%
JPMorgan Chase & Co.	2.76%
Philip Morris International, Inc.	2.41%
Mastercard, Inc., Class A	1.99%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial informat
ion, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-VIMST-SAR-II
Invesco V.I. Main Street Fund
®

Invesco V.I. Main Street Mid Cap Fund
®
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Mid Cap Fund ® (Series I)	$ 48	0.94%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 208,322,863
Total number of portfolio holdings	95
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
Raymond James Financial, Inc.	1.68%
M&T Bank Corp.	1.67%
Electronic Arts, Inc.	1.56%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.46%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Infor
ma
tion?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VIMCCE-SAR-I
Invesco V.I. Main Street Mid Cap Fund
®

Invesco V.I. Main Street Mid Cap Fund
®
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Mid Cap Fund ® (Series II)	$ 60	1.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 208,322,863
Total number of portfolio holdings	95
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
Raymond James Financial, Inc.	1.68%
M&T Bank Corp.	1.67%
Electronic Arts, Inc.	1.56%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.46%
* Excluding money market fun d ho ldings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VIMCCE-SAR-II
Invesco V.I. Main Street Mid Cap Fund
®

Invesco V.I. Main Street Small Cap Fund
®
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Small Cap Fund ® (Series I)	$ 42	0.85%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,078,961,588
Total number of portfolio holdings	100
Portfolio turnover rate	22%
What Comprised
The
Fund's
Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.21%
Itron, Inc.	2.06%
Wintrust Financial Corp.	1.94%
Casella Waste Systems, Inc., Class A	1.78%
Zurn Elkay Water Solutions Corp.	1.69%
Belden, Inc.	1.65%
Enpro, Inc.	1.58%
ESAB Corp.	1.58%
PennyMac Financial Services, Inc.	1.57%
American Healthcare REIT, Inc.	1.53%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-VIMSS-SAR-I
Invesco V.I. Main Street Small Cap Fund
®

Invesco V.I. Main Street Small Cap Fund
®
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Small Cap Fund ® (Series II)	$ 55	1.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,078,961,588
Total number of portfolio holdings	100
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.21%
Itron, Inc.	2.06%
Wintrust Financial Corp.	1.94%
Casella Waste Systems, Inc., Class A	1.78%
Zurn Elkay Water Solutions Corp.	1.69%
Belden, Inc.	1.65%
Enpro, Inc.	1.58%
ESAB Corp.	1.58%
PennyMac Financial Services, Inc.	1.57%
American Healthcare REIT, Inc.	1.53%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund,
including
the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-VIMSS-SAR-II
Invesco V.I. Main Street Small Cap Fund
®

Invesco
®
V.I. S&P 500 Buffer Fund - December
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund - December (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - December (Series I)	$ 35	0.69% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 56,167,196
Total number of portfolio holdings	6
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Security type allocation

(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial in fo
rmation, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VISP500D-SAR-I
Invesco
®
V.I. S&P 500 Buffer Fund - December

Invesco
®
V.I. S&P 500 Buffer Fund - December
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund - December (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - December (Series II)	$ 48	0.94% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 56,167,196
Total number of portfolio holdings	6
Portfolio turnover rate	0%
What
Comprised
The Fund's Holdings?
(as of June 30, 2025)
Security type allocation

(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VISP500D-SAR-II
Invesco
®
V.I. S&P 500 Buffer Fund - December

Invesco
®
V.I. S&P 500 Buffer Fund – June
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund – June (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund – June (Series I)	$ 36	0.70% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 46,539,201
Total number of portfolio holdings	6
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Security type allocation

(% of total investments)
Where Can I Find
More Information
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VISP500J-SAR-I
Invesco
®
V.I. S&P 500 Buffer Fund – June

Invesco
®
V.I. S&P 500 Buffer Fund – June
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund – June (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund – June (Series II)	$ 49	0.95% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 46,539,201
Total number of portfolio holdings	6
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Security type allocation

(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including
the Fund's
prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VISP500J-SAR-II
Invesco
®
V.I. S&P 500 Buffer Fund – June

Invesco
®
V.I. S&P 500 Buffer Fund - March
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund - March (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - March (Series I)	$ 35	0.70% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key
Statistics
About The Fund?
(as of June 30, 2025)
Fund net assets	$ 49,860,943
Total number of portfolio holdings	6
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Security type allocation

(% of total investments)
Where Can I Find More Information?
You can find more
information
about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VISP500M-SAR-I
Invesco
®
V.I. S&P 500 Buffer Fund - March

Invesco
®
V.I. S&P 500 Buffer Fund - March
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund - March (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - March (Series II)	$ 48	0.95% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 49,860,943
Total number of portfolio holdings	6
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Security type allocation

(% of total investments)
Where Can I
Find More
Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VISP500M-SAR-II
Invesco
®
V.I. S&P 500 Buffer Fund - March

Invesco
®
V.I. S&P 500 Buffer Fund - September
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund - September (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - September (Series I)	$ 36	0.70% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 52,519,136
Total number of portfolio holdings	6
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Security type allocation

(% of total investments)
Where Can I
Find
More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VISP500S-SAR-I
Invesco
®
V.I. S&P 500 Buffer Fund - September

Invesco
®
V.I. S&P 500 Buffer Fund - September
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund - September (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - September (Series II)	$ 48	0.95% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 52,519,136
Total number of portfolio holdings	6
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Security type allocation

(% of total investments)
Where Can I Find More
Information
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VISP500S-SAR-II
Invesco
®
V.I. S&P 500 Buffer Fund - September

Invesco V.I. Small Cap Equity Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Small Cap Equity Fund (Series I)	$ 48	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 232,155,958
Total number of portfolio holdings	89
Portfolio turnover rate	24%
What
Comprised
The
Fund's
Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.91%
ITT, Inc.	1.85%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.71%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.66%
REV Group, Inc.	1.63%
Applied Industrial Technologies, Inc.	1.60%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VISCE-SAR-I
Invesco V.I. Small Cap Equity Fund

Invesco V.I. Small Cap Equity Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Small Cap Equity Fund (Series II)	$ 60	1.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 232,155,958
Total number of portfolio holdings	89
Portfolio turnover rate	24%
What
Comprised
The
Fund's
Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.91%
ITT, Inc.	1.85%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.71%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.66%
REV Group, Inc.	1.63%
Applied Industrial Technologies, Inc.	1.60%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VISCE-SAR-II
Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Technology Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Technology Fund (Series I)	$ 49	0.96%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 221,337,729
Total number of portfolio holdings	62
Portfolio turnover rate	90%
What
Comprised
The Fund's
Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	8.52%
Microsoft Corp.	5.28%
Broadcom, Inc.	4.75%
Meta Platforms, Inc., Class A	4.68%
KLA Corp.	2.59%
Lam Research Corp.	2.57%
Oracle Corp.	2.50%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.48%
Netflix, Inc.	2.48%
Cloudflare, Inc., Class A	2.34%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
I-VITEC-SAR-I
Invesco V.I. Technology Fund

Invesco V.I. Technology Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. Technology Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Technology Fund (Series II)	$ 62	1.21%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 221,337,729
Total number of portfolio holdings	62
Portfolio turnover rate	90%
What Comprised The
Fund's
Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	8.52%
Microsoft Corp.	5.28%
Broadcom, Inc.	4.75%
Meta Platforms, Inc., Class A	4.68%
KLA Corp.	2.59%
Lam Research Corp.	2.57%
Oracle Corp.	2.50%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.48%
Netflix, Inc.	2.48%
Cloudflare, Inc., Class A	2.34%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
I-VITEC-SAR-II
Invesco V.I. Technology Fund

Invesco V.I. U.S. Government Money Portfolio
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. U.S. Government Money Portfolio (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. U.S. Government Money Portfolio (Series I)	$ 32	0.63%
*	Annualized.
What Are Key
Statistics
About The Fund?
(as of June 30, 2025)
Fund net assets	$ 385,603,700
Total number of portfolio holdings	69
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Composition by maturity, in days

(% of total investments)*
1-7	68.5%
8-30	1.0%
31-60	1.6%
61-90	0.2%
91-180	6.4%
181+	22.3%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-VIGMKT-SAR-I
Invesco V.I. U.S. Government Money Portfolio

Invesco V.I. U.S. Government Money Portfolio
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco V.I. U.S. Government Money Portfolio (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at
(800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. U.S. Government Money Portfolio (Series II)	$ 44	0.88%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 385,603,700
Total number of portfolio holdings	69
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Composition by maturity, in days

(% of total investments)*
1-7	68.5%
8-30	1.0%
31-60	1.6%
61-90	0.2%
91-180	6.4%
181+	22.3%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-VIGMKT-SAR-II
Invesco V.I. U.S. Government Money Portfolio

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco Oppenheimer V.I. International Growth Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIIGR-NCSRS

Schedule of Investments
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.19%
Canada–5.79%
Alimentation Couche-Tard, Inc.	72,234	$3,590,614
Dollarama, Inc.	78,003	10,990,590
Shopify, Inc., Class A(a)	32,999	3,806,435
		18,387,639
China–4.70%
Alibaba Group Holding Ltd., ADR(b)	57,751	6,549,541
Tencent Holdings Ltd.	130,000	8,376,629
		14,926,170
France–13.87%
Airbus S.E.	22,858	4,781,909
Dassault Systemes SE	86,556	3,136,932
EssilorLuxottica S.A.	11,714	3,216,579
Hermes International S.C.A.	2,605	7,061,804
L’Oreal S.A.	13,935	5,969,109
LVMH Moet Hennessy Louis Vuitton SE	7,930	4,150,404
Sartorius Stedim Biotech	31,617	7,564,762
Schneider Electric SE	18,125	4,866,290
Societe Generale S.A.	57,726	3,302,170
		44,049,959
Germany–5.61%
Allianz SE	7,800	3,165,500
SAP SE	18,970	5,800,639
Siemens AG	34,415	8,839,780
		17,805,919
India–6.26%
Dr Lal PathLabs Ltd.(c)	170,668	5,566,445
ICICI Bank Ltd.	302,369	5,109,958
Reliance Industries Ltd.	526,214	9,210,437
		19,886,840
Ireland–3.35%
Accenture PLC, Class A	13,222	3,951,924
Flutter Entertainment PLC(a)	23,505	6,682,258
		10,634,182
Italy–2.54%
FinecoBank Banca Fineco S.p.A.	195,042	4,326,724
Ryanair Holdings PLC	131,504	3,730,203
		8,056,927
Japan–9.03%
Daikin Industries Ltd.	28,500	3,345,434
Hitachi Ltd.	146,200	4,249,205
Hoya Corp.	31,793	3,775,803
Keyence Corp.	10,224	4,087,842
Kobe Bussan Co. Ltd.	5,229	162,389
Mitsubishi UFJ Financial Group, Inc.	361,300	4,925,815
MonotaRO Co. Ltd.	255,100	5,021,860
OBIC Business Consultants Co. Ltd.	52,500	3,106,548
		28,674,896
Shares		Value
Netherlands–6.36%
ASM International N.V.	7,320	$4,695,617
ASML Holding N.V.	8,351	6,691,965
Universal Music Group N.V.	271,650	8,812,476
		20,200,058
Spain–1.35%
Amadeus IT Group S.A.	50,733	4,286,080
Sweden–4.42%
Atlas Copco AB, Class A	319,537	5,165,635
Epiroc AB, Class A	209,683	4,562,669
Svenska Handelsbanken AB, Class A	322,684	4,319,862
		14,048,166
Switzerland–3.76%
Lonza Group AG	8,714	6,231,934
Sika AG	20,983	5,709,134
		11,941,068
Taiwan–3.65%
Taiwan Semiconductor Manufacturing Co. Ltd.	317,000	11,592,483
United Kingdom–18.50%
AstraZeneca PLC	54,579	7,595,712
Auto Trader Group PLC(c)	337,638	3,824,352
BAE Systems PLC	369,765	9,596,459
Compass Group PLC	200,499	6,791,296
ConvaTec Group PLC(c)	1,398,508	5,539,552
Diageo PLC	120,334	3,034,352
HSBC Holdings PLC	258,206	3,123,307
London Stock Exchange Group PLC	27,297	3,992,108
RELX PLC	75,935	4,115,500
Rightmove PLC	438,376	4,744,726
RS Group PLC	382,203	3,017,096
Trainline PLC(a)(c)	884,791	3,398,564
		58,773,024
United States–10.00%
EPAM Systems, Inc.(a)	33,183	5,867,418
Experian PLC	116,549	6,009,994
Ferguson Enterprises, Inc.	33,331	7,298,580
Illumina, Inc.(a)	37,437	3,571,864
ResMed, Inc.(b)	34,927	9,011,166
		31,759,022
Total Common Stocks & Other Equity Interests (Cost $195,880,596)		315,022,433
Money Market Funds–0.76%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	838,513	838,513
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Oppenheimer V.I. International Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	1,557,239	$1,557,239
Total Money Market Funds (Cost $2,395,752)		2,395,752
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.95% (Cost $198,276,348)		317,418,185
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.93%
Invesco Private Government Fund, 4.34%(d)(e)(f)	4,350,803	4,350,803
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.49%(d)(e)(f)	11,305,093	$11,308,485
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,658,527)		15,659,288
TOTAL INVESTMENTS IN SECURITIES—104.88% (Cost $213,934,875)		333,077,473
OTHER ASSETS LESS LIABILITIES–(4.88)%		(15,486,141)
NET ASSETS–100.00%		$317,591,332
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at June 30, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2025 was $18,328,913, which represented 5.77% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,705,471	$19,634,507	$(20,501,465)	$-	$-	$838,513	$29,879
Invesco Treasury Portfolio, Institutional Class	3,167,303	36,464,085	(38,074,149)	-	-	1,557,239	55,043
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,928,275	63,314,260	(60,891,732)	-	-	4,350,803	80,164*
Invesco Private Prime Fund	5,070,042	105,515,594	(99,277,030)	761	(882)	11,308,485	224,006*
Total	$11,871,091	$224,928,446	$(218,744,376)	$761	$(882)	$18,055,040	$389,092

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Oppenheimer V.I. International Growth Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $195,880,596)*	$315,022,433
Investments in affiliated money market funds, at value (Cost $18,054,279)	18,055,040
Cash	500,000
Foreign currencies, at value (Cost $330,491)	331,500
Receivable for:
Investments sold	516,550
Fund shares sold	11,982
Dividends	670,410
Investment for trustee deferred compensation and retirement plans	54,369
Other assets	126
Total assets	335,162,410
Liabilities:
Payable for:
Fund shares reacquired	475,664
Accrued foreign taxes	1,185,084
Collateral upon return of securities loaned	15,658,527
Accrued fees to affiliates	174,399
Accrued other operating expenses	23,035
Trustee deferred compensation and retirement plans	54,369
Total liabilities	17,571,078
Net assets applicable to shares outstanding	$317,591,332
Net assets consist of:
Shares of beneficial interest	$139,338,888
Distributable earnings	178,252,444
$317,591,332
Net Assets:
Series I	$173,740,652
Series II	$143,850,680
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	83,757,272
Series II	65,305,404
Series I:
Net asset value per share	$2.07
Series II:
Net asset value per share	$2.20

*	At June 30, 2025, securities with an aggregate value of $15,404,856 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $270,255)	$3,188,365
Dividends from affiliated money market funds (includes net securities lending income of $28,356)	113,278
Total investment income	3,301,643
Expenses:
Advisory fees	1,484,354
Administrative services fees	252,359
Custodian fees	20,059
Distribution fees - Series II	174,191
Transfer agent fees	7,864
Trustees’ and officers’ fees and benefits	10,614
Reports to shareholders	4,645
Professional services fees	22,220
Other	2,667
Total expenses	1,978,973
Less: Fees waived	(271,042)
Net expenses	1,707,931
Net investment income	1,593,712
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	32,941,725
Affiliated investment securities	(882)
Foreign currencies	74,838
Forward foreign currency contracts	(4,543)
33,011,138
Change in net unrealized appreciation of:
Unaffiliated investment securities (net of foreign taxes of $106,551)	2,407,231
Affiliated investment securities	761
Foreign currencies	34,856
2,442,848
Net realized and unrealized gain	35,453,986
Net increase in net assets resulting from operations	$37,047,698
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Oppenheimer V.I. International Growth Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$1,593,712	$798,135
Net realized gain	33,011,138	28,380,021
Change in net unrealized appreciation (depreciation)	2,442,848	(33,425,466)
Net increase (decrease) in net assets resulting from operations	37,047,698	(4,247,310)
Distributions to shareholders from distributable earnings:
Series I	—	(13,137,309)
Series II	—	(9,866,891)
Total distributions from distributable earnings	—	(23,004,200)
Share transactions–net:
Series I	(15,225,573)	(5,015,291)
Series II	(10,974,393)	(6,541,517)
Net increase (decrease) in net assets resulting from share transactions	(26,199,966)	(11,556,808)
Net increase (decrease) in net assets	10,847,732	(38,808,318)
Net assets:
Beginning of period	306,743,600	345,551,918
End of period	$317,591,332	$306,743,600
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Oppenheimer V.I. International Growth Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$1.84	$0.01	$0.22	$0.23	$—	$—	$—	$2.07	12.50%	$173,741	1.00%(d)	1.17%(d)	1.15%(d)	28%
Year ended 12/31/24	2.02	0.01	(0.04)	(0.03)	(0.01)	(0.14)	(0.15)	1.84	(1.67)	168,492	1.00	1.18	0.35	18
Year ended 12/31/23	1.68	0.01	0.34	0.35	(0.01)	—	(0.01)	2.02	21.06	188,898	1.00	1.17	0.35	15
Year ended 12/31/22	2.92	0.01	(0.83)	(0.82)	—	(0.42)	(0.42)	1.68	(27.13)	167,154	1.00	1.18	0.51	26
Year ended 12/31/21	2.91	(0.00)	0.30	0.30	—	(0.29)	(0.29)	2.92	10.22	235,425	1.00	1.13	(0.16)	22
Year ended 12/31/20	2.45	(0.00)	0.52	0.52	(0.02)	(0.04)	(0.06)	2.91	21.50	230,463	1.00	1.15	(0.01)	37
Series II
Six months ended 06/30/25	1.96	0.01	0.23	0.24	—	—	—	2.20	12.24	143,851	1.25 (d)	1.42 (d)	0.90 (d)	28
Year ended 12/31/24	2.14	0.00	(0.03)	(0.03)	(0.01)	(0.14)	(0.15)	1.96	(1.81)	138,252	1.25	1.43	0.10	18
Year ended 12/31/23	1.78	0.00	0.37	0.37	(0.01)	—	(0.01)	2.14	20.64	156,654	1.25	1.42	0.10	15
Year ended 12/31/22	3.06	0.01	(0.87)	(0.86)	—	(0.42)	(0.42)	1.78	(27.17)	147,359	1.25	1.43	0.26	26
Year ended 12/31/21	3.04	(0.01)	0.32	0.31	—	(0.29)	(0.29)	3.06	10.12	208,901	1.25	1.38	(0.41)	22
Year ended 12/31/20	2.56	(0.01)	0.55	0.54	(0.02)	(0.04)	(0.06)	3.04	21.04	271,421	1.25	1.40	(0.26)	37

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Oppenheimer V.I. International Growth Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Oppenheimer V.I. International Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
7
Invesco Oppenheimer V.I. International Growth Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
8
Invesco Oppenheimer V.I. International Growth Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $731 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; lack of publicly available information; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole.
The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. In addition, export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has recently imposed tariffs on the other country’s products. Further, actions by the U.S. government, such as
9
Invesco Oppenheimer V.I. International Growth Fund

delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
The Fund’s Japanese investments may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts and natural disasters, as well as by commodity markets fluctuations related to Japan’s limited natural resource supply. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $250 million	1.000%
Next $250 million	0.900%
Next $500 million	0.850%
Over $1 billion	0.820%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.97%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I and Series II shares to 1.00% and 1.25%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $271,042.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $22,008 for accounting and fund administrative services and was reimbursed $230,351 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when
10
Invesco Oppenheimer V.I. International Growth Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Canada	$18,387,639	$—	$—	$18,387,639
China	6,549,541	8,376,629	—	14,926,170
France	—	44,049,959	—	44,049,959
Germany	—	17,805,919	—	17,805,919
India	—	19,886,840	—	19,886,840
Ireland	3,951,924	6,682,258	—	10,634,182
Italy	—	8,056,927	—	8,056,927
Japan	—	28,674,896	—	28,674,896
Netherlands	—	20,200,058	—	20,200,058
Spain	—	4,286,080	—	4,286,080
Sweden	—	14,048,166	—	14,048,166
Switzerland	—	11,941,068	—	11,941,068
Taiwan	—	11,592,483	—	11,592,483
United Kingdom	—	58,773,024	—	58,773,024
United States	18,450,448	13,308,574	—	31,759,022
Money Market Funds	2,395,752	15,659,288	—	18,055,040
Total Investments	$49,735,304	$283,342,169	$—	$333,077,473
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended June 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(4,543)
Total	$(4,543)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$943,157

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a
11
Invesco Oppenheimer V.I. International Growth Fund

period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $86,647,517 and $107,739,676, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$121,597,047
Aggregate unrealized (depreciation) of investments	(5,291,257)
Net unrealized appreciation of investments	$116,305,790
Cost of investments for tax purposes is $216,771,683.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	3,389,403	$6,467,681	6,124,414	$12,441,442
Series II	2,633,175	5,376,178	5,423,611	11,708,030
Issued as reinvestment of dividends:
Series I	-	-	6,771,809	13,137,309
Series II	-	-	4,789,753	9,866,891
Reacquired:
Series I	(11,083,602)	(21,693,254)	(14,996,466)	(30,594,042)
Series II	(7,904,523)	(16,350,571)	(12,927,381)	(28,116,438)
Net increase (decrease) in share activity	(12,965,547)	$(26,199,966)	(4,814,260)	$(11,556,808)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Subsequent Event
Effective on or about August 22, 2025, the name of the Fund and all references thereto will change from Invesco Oppenheimer V.I. International Growth Fund to Invesco V.I. International Growth Fund.
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Invesco Oppenheimer V.I. International Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Oppenheimer V.I. International Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World ex-USA® Index (Index). The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one and three year periods, and the fourth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board considered that stock selection in certain regions and sectors and the Fund’s overweight or underweight exposure to certain factors detracted from Fund performance. The Board considered information provided by management
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Invesco Oppenheimer V.I. International Growth Fund

regarding management’s evaluation of the drivers of the Fund’s underperformance and certain enhancements to the Fund’s investment process intended to address such underperformance. The Board also noted that the portfolio management team underwent changes in 2024 following the retirement of a portfolio manager. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were above and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative contractual management fees and total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The independent Trustees reviewed and considered additional information provided by management, including with respect to the Fund’s contractual management fee schedule and the components of the Fund’s total expense ratio driving total expenses relative to peers. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent
14
Invesco Oppenheimer V.I. International Growth Fund

and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco Oppenheimer V.I. International Growth Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco Oppenheimer V.I. International Growth Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. American Franchise Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VK-VIAMFR-NCSRS

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–101.18%
Aerospace & Defense–2.36%
Axon Enterprise, Inc.(b)(c)	4,677	$3,872,275
BAE Systems PLC (United Kingdom)	370,223	9,608,345
TransDigm Group, Inc.	5,018	7,630,572
		21,111,192
Application Software–2.47%
AppLovin Corp., Class A(b)	41,606	14,565,428
HubSpot, Inc.(b)	7,386	4,111,269
Palantir Technologies, Inc., Class A(b)(c)	25,474	3,472,616
		22,149,313
Asset Management & Custody Banks–2.34%
Blackstone, Inc., Class A	48,481	7,251,788
KKR & Co., Inc., Class A	103,007	13,703,021
		20,954,809
Automobile Manufacturers–1.95%
Tesla, Inc.(b)	54,928	17,448,429
Biotechnology–0.97%
Alnylam Pharmaceuticals, Inc.(b)(c)	26,625	8,682,146
Broadline Retail–8.35%
Amazon.com, Inc.(b)	294,242	64,553,752
MercadoLibre, Inc. (Brazil)(b)	3,911	10,221,907
		74,775,659
Building Products–1.68%
Johnson Controls International PLC	142,729	15,075,036
Casinos & Gaming–1.57%
DraftKings, Inc., Class A(b)	89,665	3,845,732
Flutter Entertainment PLC (United Kingdom)(b)	35,735	10,211,634
		14,057,366
Communications Equipment–1.49%
Arista Networks, Inc.(b)	130,374	13,338,564
Construction Machinery & Heavy Transportation Equipment– 0.78%
Wabtec Corp.	33,507	7,014,691
Construction Materials–0.29%
Martin Marietta Materials, Inc.	4,811	2,641,047
Consumer Staples Merchandise Retail–0.24%
Costco Wholesale Corp.(c)	2,169	2,147,180
Diversified Financial Services–0.88%
Apollo Global Management, Inc.	55,315	7,847,539
Diversified Support Services–0.79%
Cintas Corp.	31,803	7,087,935
Electrical Components & Equipment–1.58%
Eaton Corp. PLC	22,883	8,169,002
Vertiv Holdings Co., Class A	46,585	5,981,980
		14,150,982
Shares		Value
Food Distributors–0.54%
US Foods Holding Corp.(b)	62,570	$4,818,516
Health Care Equipment–4.00%
Boston Scientific Corp.(b)	125,973	13,530,760
DexCom, Inc.(b)	30,124	2,629,524
Intuitive Surgical, Inc.(b)	36,124	19,630,143
		35,790,427
Heavy Electrical Equipment–0.59%
GE Vernova, Inc.	10,048	5,316,899
Hotels, Resorts & Cruise Lines–2.12%
Booking Holdings, Inc.	3,278	18,977,129
Independent Power Producers & Energy Traders–0.77%
Vistra Corp.	35,527	6,885,488
Industrial Machinery & Supplies & Components–0.70%
Parker-Hannifin Corp.	8,937	6,242,226
Insurance Brokers–0.51%
Arthur J. Gallagher & Co.	14,222	4,552,747
Integrated Oil & Gas–0.71%
Suncor Energy, Inc. (Canada)	170,705	6,392,902
Interactive Home Entertainment–1.78%
Nintendo Co. Ltd. (Japan)	73,800	7,086,998
Take-Two Interactive Software, Inc.(b)	36,247	8,802,584
		15,889,582
Interactive Media & Services–9.80%
Alphabet, Inc., Class A	155,413	27,388,433
Meta Platforms, Inc., Class A	81,687	60,292,358
		87,680,791
Internet Services & Infrastructure–2.98%
Cloudflare, Inc., Class A(b)(c)	68,602	13,434,329
Snowflake, Inc., Class A(b)	59,358	13,282,540
		26,716,869
Investment Banking & Brokerage–1.89%
Goldman Sachs Group, Inc. (The)	14,627	10,352,259
Robinhood Markets, Inc., Class A(b)	69,860	6,540,992
		16,893,251
Movies & Entertainment–5.01%
Netflix, Inc.(b)	23,105	30,940,599
Spotify Technology S.A. (Sweden)(b)	18,073	13,868,136
		44,808,735
Pharmaceuticals–0.59%
Eli Lilly and Co.	6,722	5,240,001
Real Estate Services–0.41%
CBRE Group, Inc., Class A(b)	25,937	3,634,292
Restaurants–0.74%
DoorDash, Inc., Class A(b)	26,773	6,599,812
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. American Franchise Fund

Shares		Value
Semiconductors–19.08%
Broadcom, Inc.	137,602	$37,929,991
Microchip Technology, Inc.	120,507	8,480,078
Monolithic Power Systems, Inc.(c)	15,123	11,060,660
NVIDIA Corp.	645,393	101,965,640
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	49,903	11,302,530
		170,738,899
Systems Software–13.23%
CrowdStrike Holdings, Inc., Class A(b)	25,087	12,777,060
Microsoft Corp.	168,056	83,592,735
ServiceNow, Inc.(b)	21,429	22,030,726
		118,400,521
Technology Hardware, Storage & Peripherals–3.49%
Apple, Inc.	152,367	31,261,137
Tobacco–1.33%
Philip Morris International, Inc. (Switzerland)	65,144	11,864,677
Trading Companies & Distributors–0.60%
United Rentals, Inc.(c)	7,141	5,380,029
Transaction & Payment Processing Services–2.57%
Visa, Inc., Class A(c)	64,767	22,995,523
Total Common Stocks & Other Equity Interests (Cost $379,594,580)		905,562,341
Shares		Value
Money Market Funds–0.22%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	684,904	$684,904
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	1,271,747	1,271,747
Total Money Market Funds (Cost $1,956,651)		1,956,651
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.40% (Cost $381,551,231)		907,518,992
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.30%
Invesco Private Government Fund, 4.34%(d)(e)(f)	5,724,763	5,724,763
Invesco Private Prime Fund, 4.49%(d)(e)(f)	14,828,944	14,833,393
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,557,041)		20,558,156
TOTAL INVESTMENTS IN SECURITIES–103.70% (Cost $402,108,272)		928,077,148
OTHER ASSETS LESS LIABILITIES—(3.70)%		(33,089,665)
NET ASSETS–100.00%		$894,987,483
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$598,599	$23,619,229	$(23,532,924)	$-	$-	$684,904	$36,551
Invesco Treasury Portfolio, Institutional Class	1,111,347	43,864,283	(43,703,883)	-	-	1,271,747	67,343
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,617,898	203,751,995	(210,645,130)	-	-	5,724,763	249,821*
Invesco Private Prime Fund	32,861,864	412,094,013	(430,121,761)	1,115	(1,838)	14,833,393	671,642*
Total	$47,189,708	$683,329,520	$(708,003,698)	$1,115	$(1,838)	$22,514,807	$1,025,357

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. American Franchise Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $379,594,580)*	$905,562,341
Investments in affiliated money market funds, at value (Cost $22,513,692)	22,514,807
Cash	74,913
Foreign currencies, at value (Cost $49,398)	51,620
Receivable for:
Investments sold	1,419,181
Fund shares sold	71,592
Dividends	278,270
Investment for trustee deferred compensation and retirement plans	249,210
Other assets	332
Total assets	930,222,266
Liabilities:
Payable for:
Fund shares reacquired	13,938,322
Due to broker	11,141
Collateral upon return of securities loaned	20,557,041
Accrued fees to affiliates	452,632
Accrued other operating expenses	19,013
Trustee deferred compensation and retirement plans	256,634
Total liabilities	35,234,783
Net assets applicable to shares outstanding	$894,987,483
Net assets consist of:
Shares of beneficial interest	$260,476,078
Distributable earnings	634,511,405
$894,987,483
Net Assets:
Series I	$572,360,329
Series II	$322,627,154
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	6,802,690
Series II	4,264,619
Series I:
Net asset value per share	$84.14
Series II:
Net asset value per share	$75.65

*	At June 30, 2025, securities with an aggregate value of $20,409,301 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $46,085)	$1,927,213
Dividends from affiliated money market funds (includes net securities lending income of $29,344)	133,238
Total investment income	2,060,451
Expenses:
Advisory fees	2,780,845
Administrative services fees	693,511
Custodian fees	2,483
Distribution fees - Series II	376,192
Transfer agent fees	22,098
Trustees’ and officers’ fees and benefits	12,541
Reports to shareholders	4,477
Professional services fees	21,212
Other	5,063
Total expenses	3,918,422
Less: Fees waived	(2,719)
Net expenses	3,915,703
Net investment income (loss)	(1,855,252)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	31,496,227
Affiliated investment securities	(1,838)
Foreign currencies	(12,950)
31,481,439
Change in net unrealized appreciation of:
Unaffiliated investment securities	19,702,088
Affiliated investment securities	1,115
Foreign currencies	11,702
19,714,905
Net realized and unrealized gain	51,196,344
Net increase in net assets resulting from operations	$49,341,092
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. American Franchise Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(1,855,252)	$(2,977,308)
Net realized gain	31,481,439	88,332,731
Change in net unrealized appreciation	19,714,905	157,205,402
Net increase in net assets resulting from operations	49,341,092	242,560,825
Share transactions–net:
Series I	(33,787,939)	(60,753,315)
Series II	(9,832,495)	(17,895,572)
Net increase (decrease) in net assets resulting from share transactions	(43,620,434)	(78,648,887)
Net increase in net assets	5,720,658	163,911,938
Net assets:
Beginning of period	889,266,825	725,354,887
End of period	$894,987,483	$889,266,825
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. American Franchise Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$79.53	$(0.13)	$4.74	$4.61	$—	$—	$—	$84.14	5.80%	$572,360	0.85%(d)	0.85%(d)	(0.36)%(d)	27%
Year ended 12/31/24	58.96	(0.19)	20.76	20.57	—	—	—	79.53	34.89	576,093	0.86	0.86	(0.27)	52
Year ended 12/31/23	42.84	(0.05)	17.35	17.30	—	(1.18)	(1.18)	58.96	40.93	478,288	0.86	0.86	(0.09)	63
Year ended 12/31/22	88.63	(0.03)	(27.15)	(27.18)	—	(18.61)	(18.61)	42.84	(31.11)	371,020	0.86	0.86	(0.05)	108
Year ended 12/31/21	89.10	(0.39)	11.37	10.98	—	(11.45)	(11.45)	88.63	11.92	591,907	0.86	0.86	(0.41)	68
Year ended 12/31/20	67.15	(0.13)	28.00	27.87	(0.06)	(5.86)	(5.92)	89.10	42.35	611,334	0.86	0.86	(0.18)	54
Series II
Six months ended 06/30/25	71.60	(0.21)	4.26	4.05	—	—	—	75.65	5.65	322,627	1.10 (d)	1.10 (d)	(0.61)(d)	27
Year ended 12/31/24	53.21	(0.33)	18.72	18.39	—	—	—	71.60	34.56	313,174	1.11	1.11	(0.52)	52
Year ended 12/31/23	38.85	(0.16)	15.70	15.54	—	(1.18)	(1.18)	53.21	40.60	247,067	1.11	1.11	(0.34)	63
Year ended 12/31/22	83.04	(0.18)	(25.40)	(25.58)	—	(18.61)	(18.61)	38.85	(31.30)	187,267	1.11	1.11	(0.30)	108
Year ended 12/31/21	84.31	(0.59)	10.77	10.18	—	(11.45)	(11.45)	83.04	11.65	254,909	1.11	1.11	(0.66)	68
Year ended 12/31/20	63.90	(0.31)	26.58	26.27	—	(5.86)	(5.86)	84.31	41.99	218,808	1.11	1.11	(0.43)	54

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. American Franchise Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. American Franchise Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital growth.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
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Invesco V.I. American Franchise Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
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Invesco V.I. American Franchise Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $3,114 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $550 million	0.620%
Next $3.45 billion	0.600%
Next $250 million	0.595%
Next $2.25 billion	0.570%
Next $2.5 billion	0.545%
Over $10 billion	0.520%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.67%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
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Invesco V.I. American Franchise Fund

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I and Series II shares to 2.00% and 2.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $2,719.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $68,657 for accounting and fund administrative services and was reimbursed $624,854 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2025, the Fund incurred $4,197 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$888,866,998	$16,695,343	$—	$905,562,341
Money Market Funds	1,956,651	20,558,156	—	22,514,807
Total Investments	$890,823,649	$37,253,499	$—	$928,077,148
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
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Invesco V.I. American Franchise Fund

NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $227,778,535 and $267,232,304, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$525,424,326
Aggregate unrealized (depreciation) of investments	(2,496,582)
Net unrealized appreciation of investments	$522,927,744
Cost of investments for tax purposes is $405,149,404.
NOTE 8—Share Information
Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	124,242	$9,330,963	328,666	$23,154,841
Series II	302,037	19,617,926	458,601	29,232,297
Reacquired:
Series I	(565,080)	(43,118,902)	(1,197,409)	(83,908,156)
Series II	(411,368)	(29,450,421)	(727,797)	(47,127,869)
Net increase (decrease) in share activity	(550,169)	$(43,620,434)	(1,137,939)	$(78,648,887)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco V.I. American Franchise Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. American Franchise Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The
Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Growth Index (Index).  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one and three year periods, and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board
12
Invesco V.I. American Franchise Fund

also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such total expenses.  The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products.  The independent Trustees reviewed and considered additional information provided by management, including with respect to the Fund’s total expense ratio relative to peer funds. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a
13
Invesco V.I. American Franchise Fund

direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14
Invesco V.I. American Franchise Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco V.I. American Franchise Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. American Value Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VK-VIAMVA-NCSRS

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.46%
Agricultural & Farm Machinery–0.95%
AGCO Corp.(b)	32,914	$3,395,408
Application Software–2.95%
AppLovin Corp., Class A(c)	30,263	10,594,471
Coal & Consumable Fuels–2.46%
Cameco Corp. (Canada)	119,134	8,843,317
Communications Equipment–2.71%
Lumentum Holdings, Inc.(b)(c)	102,184	9,713,611
Construction & Engineering–3.47%
AECOM	66,343	7,487,471
MasTec, Inc.(c)	29,140	4,966,330
		12,453,801
Construction Machinery & Heavy Transportation Equipment– 0.92%
Oshkosh Corp.	29,138	3,308,329
Copper–2.32%
Freeport-McMoRan, Inc.	192,073	8,326,365
Diversified Banks–2.14%
Fifth Third Bancorp	42,993	1,768,302
U.S. Bancorp	130,424	5,901,686
		7,669,988
Diversified Chemicals–0.47%
Huntsman Corp.	163,290	1,701,482
Diversified Metals & Mining–1.48%
Anglo American PLC (South Africa)	59,686	1,759,417
Teck Resources Ltd., Class B (Canada)	88,026	3,554,490
		5,313,907
Electric Utilities–2.43%
NRG Energy, Inc.	54,353	8,728,005
Electrical Components & Equipment–3.86%
Generac Holdings, Inc.(c)	13,831	1,980,737
Regal Rexnord Corp.(b)	26,606	3,856,806
Vertiv Holdings Co., Class A	62,495	8,024,983
		13,862,526
Electronic Components–2.69%
Coherent Corp.(b)(c)	108,230	9,655,198
Fertilizers & Agricultural Chemicals–1.93%
Corteva, Inc.	60,341	4,497,215
Mosaic Co. (The)	67,088	2,447,370
		6,944,585
Food Distributors–0.77%
Performance Food Group Co.(c)	31,773	2,779,184
Gold–4.21%
Agnico Eagle Mines Ltd. (Canada)	49,191	5,850,286
Shares		Value
Gold–(continued)
Newmont Corp.	159,051	$9,266,311
		15,116,597
Health Care Equipment–5.10%
Hologic, Inc.(c)	110,702	7,213,342
Medtronic PLC	64,856	5,653,498
Zimmer Biomet Holdings, Inc.(b)	59,562	5,432,650
		18,299,490
Health Care Services–0.46%
Fresenius Medical Care AG (Germany)	28,755	1,652,123
Hotels, Resorts & Cruise Lines–1.42%
Expedia Group, Inc.	20,689	3,489,821
Travel + Leisure Co.(b)	31,392	1,620,141
		5,109,962
Human Resource & Employment Services–0.35%
ManpowerGroup, Inc.	31,411	1,269,005
Industrial Machinery & Supplies & Components–1.56%
Chart Industries, Inc.(b)(c)	33,981	5,594,972
Insurance Brokers–1.55%
Willis Towers Watson PLC	18,122	5,554,393
Integrated Oil & Gas–0.52%
Cenovus Energy, Inc. (Canada)	136,460	1,855,856
Interactive Home Entertainment–2.06%
Electronic Arts, Inc.	46,235	7,383,729
Interactive Media & Services–0.98%
Match Group, Inc.(b)	114,174	3,526,835
Investment Banking & Brokerage–0.88%
Goldman Sachs Group, Inc. (The)	4,446	3,146,657
IT Consulting & Other Services–2.38%
EPAM Systems, Inc.(c)	34,415	6,085,260
Globant S.A.(c)	27,031	2,455,496
		8,540,756
Life & Health Insurance–2.36%
Globe Life, Inc.	68,191	8,475,459
Life Sciences Tools & Services–2.43%
Avantor, Inc.(b)(c)	337,662	4,544,930
ICON PLC(c)	28,704	4,174,997
		8,719,927
Managed Health Care–4.12%
Centene Corp.(c)	162,291	8,809,156
Molina Healthcare, Inc.(c)	20,076	5,980,640
		14,789,796
Metal, Glass & Plastic Containers–1.37%
Crown Holdings, Inc.	47,909	4,933,669
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. American Value Fund

Shares		Value
Oil & Gas Exploration & Production–6.05%
Antero Resources Corp.(c)	67,812	$2,731,468
ARC Resources Ltd. (Canada)	160,780	3,389,751
EQT Corp.	104,672	6,104,471
Expand Energy Corp.	41,412	4,842,719
Murphy Oil Corp.(b)	45,475	1,023,188
Range Resources Corp.	89,739	3,649,685
		21,741,282
Oil & Gas Refining & Marketing–1.24%
Phillips 66 Co.(b)	37,350	4,455,855
Paper & Plastic Packaging Products & Materials–0.81%
Sealed Air Corp.	94,273	2,925,291
Precious Metals & Minerals–0.09%
Valterra Platinum Ltd. (South Africa)	6,934	304,574
Regional Banks–8.66%
Citizens Financial Group, Inc.	89,016	3,983,466
Huntington Bancshares, Inc.	528,904	8,864,431
Pinnacle Financial Partners, Inc.	50,607	5,587,519
Webster Financial Corp.	88,807	4,848,862
Western Alliance Bancorporation	100,257	7,818,041
		31,102,319
Research & Consulting Services–4.18%
Amentum Holdings, Inc.(b)(c)	157,981	3,729,931
Jacobs Solutions, Inc.	39,035	5,131,151
KBR, Inc.	128,545	6,162,447
		15,023,529
Semiconductor Materials & Equipment–1.48%
Entegris, Inc.	21,549	1,737,927
MKS Instruments, Inc.(b)	35,955	3,572,489
		5,310,416
Semiconductors–4.60%
Marvell Technology, Inc.	89,153	6,900,442
Microchip Technology, Inc.	53,308	3,751,284
Rambus, Inc.(c)	58,668	3,755,926
STMicroelectronics N.V., New York Shares (France)	69,793	2,122,405
		16,530,057
Shares		Value
Silver–1.13%
Pan American Silver Corp. (Canada)(b)	143,447	$4,073,895
Trading Companies & Distributors–2.74%
Air Lease Corp., Class A	73,388	4,292,464
WESCO International, Inc.	29,863	5,530,627
		9,823,091
Transaction & Payment Processing Services–3.18%
Fidelity National Information Services, Inc.	140,387	11,428,905
Total Common Stocks & Other Equity Interests (Cost $275,553,701)		349,978,617
Money Market Funds–2.61%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	3,259,133	3,259,133
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	6,096,101	6,096,101
Total Money Market Funds (Cost $9,355,234)		9,355,234
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $284,908,935)		359,333,851
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–12.09%
Invesco Private Government Fund, 4.34%(d)(e)(f)	12,511,714	12,511,714
Invesco Private Prime Fund, 4.49%(d)(e)(f)	30,906,876	30,916,147
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,425,101)		43,427,861
TOTAL INVESTMENTS IN SECURITIES–112.16% (Cost $328,334,036)		402,761,712
OTHER ASSETS LESS LIABILITIES—(12.16)%		(43,660,929)
NET ASSETS–100.00%		$359,100,783
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,326,802	$25,913,928	$(25,981,597)	$-	$-	$3,259,133	$88,917
Invesco Treasury Portfolio, Institutional Class	6,221,772	48,125,867	(48,251,538)	-	-	6,096,101	164,958
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. American Value Fund

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$10,563,982	$138,478,774	$(136,531,042)	$-	$-	$12,511,714	$266,788*
Invesco Private Prime Fund	27,549,425	295,449,075	(292,082,609)	2,760	(2,504)	30,916,147	712,496*
Total	$47,661,981	$507,967,644	$(502,846,786)	$2,760	$(2,504)	$52,783,095	$1,233,159

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. American Value Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $275,553,701)*	$349,978,617
Investments in affiliated money market funds, at value (Cost $52,780,335)	52,783,095
Cash	28,242
Foreign currencies, at value (Cost $335)	357
Receivable for:
Fund shares sold	108,667
Dividends	420,364
Investment for trustee deferred compensation and retirement plans	115,495
Other assets	9,267
Total assets	403,444,104
Liabilities:
Payable for:
Investments purchased	123,878
Fund shares reacquired	457,394
Due to broker	4,152
Collateral upon return of securities loaned	43,425,101
Accrued fees to affiliates	190,622
Accrued other operating expenses	20,829
Trustee deferred compensation and retirement plans	121,345
Total liabilities	44,343,321
Net assets applicable to shares outstanding	$359,100,783
Net assets consist of:
Shares of beneficial interest	$212,391,355
Distributable earnings	146,709,428
$359,100,783
Net Assets:
Series I	$169,818,797
Series II	$189,281,986
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	9,280,431
Series II	10,553,075
Series I:
Net asset value per share	$18.30
Series II:
Net asset value per share	$17.94

*	At June 30, 2025, securities with an aggregate value of $42,658,404 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $38,796)	$2,465,190
Dividends from affiliated money market funds (includes net securities lending income of $26,741)	280,616
Total investment income	2,745,806
Expenses:
Advisory fees	1,182,374
Administrative services fees	286,497
Custodian fees	4,202
Distribution fees - Series II	223,789
Transfer agent fees	9,289
Trustees’ and officers’ fees and benefits	10,725
Reports to shareholders	4,946
Professional services fees	21,224
Other	(8,394)
Total expenses	1,734,652
Less: Fees waived	(7,032)
Net expenses	1,727,620
Net investment income	1,018,186
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	19,578,574
Affiliated investment securities	(2,504)
Foreign currencies	(4,368)
19,571,702
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(9,983,651)
Affiliated investment securities	2,760
Foreign currencies	5,464
(9,975,427)
Net realized and unrealized gain	9,596,275
Net increase in net assets resulting from operations	$10,614,461
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. American Value Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$1,018,186	$1,204,054
Net realized gain	19,571,702	55,848,123
Change in net unrealized appreciation (depreciation)	(9,975,427)	35,913,028
Net increase in net assets resulting from operations	10,614,461	92,965,205
Distributions to shareholders from distributable earnings:
Series I	—	(5,319,651)
Series II	—	(5,837,175)
Total distributions from distributable earnings	—	(11,156,826)
Share transactions–net:
Series I	(8,197,857)	(15,982,312)
Series II	(9,589,489)	(33,053,837)
Net increase (decrease) in net assets resulting from share transactions	(17,787,346)	(49,036,149)
Net increase (decrease) in net assets	(7,172,885)	32,772,230
Net assets:
Beginning of period	366,273,668	333,501,438
End of period	$359,100,783	$366,273,668
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. American Value Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$17.66	$0.06	$0.58	$0.64	$—	$—	$—	$18.30	3.62%	$169,819	0.88%(d)	0.88%(d)	0.72%(d)	38%
Year ended 12/31/24	13.98	0.08	4.15	4.23	(0.17)	(0.38)	(0.55)	17.66	30.41	172,345	0.90	0.90	0.47	39
Year ended 12/31/23	15.70	0.16	1.70	1.86	(0.11)	(3.47)	(3.58)	13.98	15.60	150,857	0.89	0.89	1.05	60
Year ended 12/31/22	20.13	0.18	(0.89)	(0.71)	(0.15)	(3.57)	(3.72)	15.70	(2.61)	147,248	0.89	0.89	0.97	139
Year ended 12/31/21	15.80	0.13	4.28	4.41	(0.08)	—	(0.08)	20.13	27.95	160,576	0.89	0.89	0.69	82
Year ended 12/31/20	15.92	0.10	0.04	0.14	(0.13)	(0.13)	(0.26)	15.80	1.12	73,098	0.93	0.93	0.74	59
Series II
Six months ended 06/30/25	17.33	0.04	0.57	0.61	—	—	—	17.94	3.52	189,282	1.13 (d)	1.13 (d)	0.47 (d)	38
Year ended 12/31/24	13.73	0.04	4.07	4.11	(0.13)	(0.38)	(0.51)	17.33	30.09	193,928	1.15	1.15	0.22	39
Year ended 12/31/23	15.48	0.12	1.66	1.78	(0.06)	(3.47)	(3.53)	13.73	15.29	182,645	1.14	1.14	0.80	60
Year ended 12/31/22	19.89	0.13	(0.88)	(0.75)	(0.09)	(3.57)	(3.66)	15.48	(2.86)	182,381	1.14	1.14	0.72	139
Year ended 12/31/21	15.62	0.08	4.23	4.31	(0.04)	—	(0.04)	19.89	27.62	214,210	1.14	1.14	0.44	82
Year ended 12/31/20	15.74	0.07	0.03	0.10	(0.09)	(0.13)	(0.22)	15.62	0.86	167,974	1.18	1.18	0.49	59

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $61,601,599 in connection with the acquisition of Invesco V.I. Value Opportunities Fund into the Fund.

(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. American Value Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. American Value Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
8
Invesco V.I. American Value Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
9
Invesco V.I. American Value Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $2,775 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $1.5 billion	0.620%
Next $2.5 billion	0.595%
Next $2.5 billion	0.570%
Next $2.5 billion	0.545%
Over $10 billion	0.520%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5)
10
Invesco V.I. American Value Fund

expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $7,032.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $28,897 for accounting and fund administrative services and was reimbursed $257,600 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$346,567,077	$3,411,540	$—	$349,978,617
Money Market Funds	9,355,234	43,427,861	—	52,783,095
Total Investments	$355,922,311	$46,839,401	$—	$402,761,712
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
11
Invesco V.I. American Value Fund

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $127,055,331 and $143,050,815, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$84,934,297
Aggregate unrealized (depreciation) of investments	(14,878,604)
Net unrealized appreciation of investments	$70,055,693
Cost of investments for tax purposes is $332,706,019.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	369,942	$6,549,374	553,679	$9,085,202
Series II	1,368,906	23,213,507	758,115	12,058,131
Issued as reinvestment of dividends:
Series I	-	-	312,921	5,319,651
Series II	-	-	349,741	5,837,175
Reacquired:
Series I	(848,328)	(14,747,231)	(1,896,642)	(30,387,165)
Series II	(2,004,676)	(32,802,996)	(3,216,772)	(50,949,143)
Net increase (decrease) in share activity	(1,114,156)	$(17,787,346)	(3,138,958)	$(49,036,149)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco V.I. American Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. American Value Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Value Index (Index).  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
13
Invesco V.I. American Value Fund

C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco
Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’
or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14
Invesco V.I. American Value Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco V.I. American Value Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Balanced-Risk Allocation Fund

2	Consolidated Schedule of Investments
12	Consolidated Financial Statements
14	Consolidated Financial Highlights
15	Notes to Consolidated Financial Statements
23	Approval of Investment Advisory and Sub-Advisory Contracts
26	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIIBRA-NCSRS

Consolidated Schedule of Investments
June 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–2.16%
U.S. Treasury Floating Rate Notes–2.16%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%) (Cost $8,950,000)(a)	4.48%	07/31/2026	$8,950	$8,959,471
			Shares
Money Market Funds–91.48%(b)
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)			110,479,803	110,479,803
Invesco Government Money Market Fund, Cash Reserve Shares, 4.20%(c)			63,353,572	63,353,572
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 4.51%(c)			36,504,052	36,504,052
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.26%(c)			60,065,522	60,065,522
Invesco Treasury Obligations Portfolio, Institutional Class, 4.11%(c)			51,505,418	51,505,418
Invesco Treasury Portfolio, Institutional Class, 4.23%(c)			48,395,850	48,395,850
Invesco V.I. Government Money Market Fund, Series I, 4.04%(c)			9,240,310	9,240,310
Total Money Market Funds (Cost $379,544,527)				379,544,527

Options Purchased–0.43%
(Cost $4,345,576)(d)				1,775,418
TOTAL INVESTMENTS IN SECURITIES–94.07% (Cost $392,840,103)				390,279,416
OTHER ASSETS LESS LIABILITIES–5.93%				24,586,929
NET ASSETS–100.00%				$414,866,345
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2025.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$109,484,804	$62,443,742	$(61,448,743)	$-	$-	$110,479,803	$2,277,626
Invesco Government Money Market Fund, Cash Reserve Shares	57,405,756	11,654,740	(5,706,924)	-	-	63,353,572	1,225,374
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	39,409,556	53,679,021	(56,584,525)	-	-	36,504,052	826,216
Invesco Premier U.S. Government Money Portfolio, Institutional Class	71,683,244	5,706,924	(17,324,646)	-	-	60,065,522	1,286,668
Invesco Treasury Obligations Portfolio, Institutional Class	51,505,418	-	-	-	-	51,505,418	1,063,397
Invesco Treasury Portfolio, Institutional Class	40,495,750	61,381,245	(53,481,145)	-	-	48,395,850	1,009,971
Invesco V.I. Government Money Market Fund, Series I	9,240,310	-	-	-	-	9,240,310	186,887
Total	$379,224,838	$194,865,672	$(194,545,983)	$-	$-	$379,544,527	$7,876,139

(d)	The table below details options purchased.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	07/18/2025	21	EUR	4,900.00	EUR	1,029,000	$1,509
EURO STOXX 50 Index	Put	08/15/2025	21	EUR	4,600.00	EUR	966,000	2,622
EURO STOXX 50 Index	Put	09/19/2025	21	EUR	4,850.00	EUR	1,018,500	10,439
EURO STOXX 50 Index	Put	10/17/2025	21	EUR	4,800.00	EUR	1,008,000	13,160
EURO STOXX 50 Index	Put	11/21/2025	21	EUR	4,800.00	EUR	1,008,000	17,440
EURO STOXX 50 Index	Put	12/19/2025	21	EUR	4,700.00	EUR	987,000	17,613
EURO STOXX 50 Index	Put	01/16/2026	21	EUR	4,700.00	EUR	987,000	19,913
EURO STOXX 50 Index	Put	02/20/2026	21	EUR	5,100.00	EUR	1,071,000	43,413
EURO STOXX 50 Index	Put	05/15/2026	21	EUR	5,000.00	EUR	1,050,000	49,969
EURO STOXX 50 Index	Put	04/17/2026	21	EUR	5,100.00	EUR	1,071,000	50,958
EURO STOXX 50 Index	Put	06/19/2026	21	EUR	5,200.00	EUR	1,092,000	70,995
EURO STOXX 50 Index	Put	03/20/2026	21	EUR	5,400.00	EUR	1,134,000	73,865
FTSE 100 Index	Put	07/18/2025	14	GBP	8,200.00	GBP	1,148,000	1,249
FTSE 100 Index	Put	08/15/2025	14	GBP	8,150.00	GBP	1,141,000	3,747
FTSE 100 Index	Put	09/19/2025	14	GBP	8,275.00	GBP	1,158,500	9,897
FTSE 100 Index	Put	10/17/2025	14	GBP	8,225.00	GBP	1,151,500	12,395
FTSE 100 Index	Put	11/21/2025	14	GBP	8,100.00	GBP	1,134,000	13,548
FTSE 100 Index	Put	01/16/2026	14	GBP	8,150.00	GBP	1,141,000	20,178
FTSE 100 Index	Put	12/19/2025	14	GBP	8,250.00	GBP	1,155,000	20,466
FTSE 100 Index	Put	02/20/2026	14	GBP	8,475.00	GBP	1,186,500	37,185
FTSE 100 Index	Put	05/15/2026	14	GBP	8,350.00	GBP	1,169,000	43,046
FTSE 100 Index	Put	04/17/2026	14	GBP	8,500.00	GBP	1,190,000	46,217
FTSE 100 Index	Put	03/20/2026	14	GBP	8,800.00	GBP	1,232,000	61,399
FTSE 100 Index	Put	06/19/2026	14	GBP	8,700.00	GBP	1,218,000	69,758
MSCI Emerging Markets Index	Put	07/18/2025	11	USD	1,090.00	USD	1,199,000	605
MSCI Emerging Markets Index	Put	08/15/2025	11	USD	1,080.00	USD	1,188,000	2,530
MSCI Emerging Markets Index	Put	09/19/2025	11	USD	1,080.00	USD	1,188,000	5,280
MSCI Emerging Markets Index	Put	12/19/2025	11	USD	1,080.00	USD	1,188,000	13,585
MSCI Emerging Markets Index	Put	01/16/2026	11	USD	1,060.00	USD	1,166,000	13,860
MSCI Emerging Markets Index	Put	02/20/2026	10	USD	1,070.00	USD	1,070,000	16,200
MSCI Emerging Markets Index	Put	11/21/2025	11	USD	1,125.00	USD	1,237,500	16,885
MSCI Emerging Markets Index	Put	10/17/2025	11	USD	1,160.00	USD	1,276,000	17,215
MSCI Emerging Markets Index	Put	03/20/2026	10	USD	1,090.00	USD	1,090,000	20,950
MSCI Emerging Markets Index	Put	04/17/2026	10	USD	1,100.00	USD	1,100,000	25,200
MSCI Emerging Markets Index	Put	05/15/2026	10	USD	1,100.00	USD	1,100,000	30,100
MSCI Emerging Markets Index	Put	06/18/2026	11	USD	1,140.00	USD	1,254,000	47,355
Nikkei 225 Index	Put	09/12/2025	6	JPY	36,500.00	JPY	219,000,000	16,041
Nikkei 225 Index	Put	09/12/2025	6	JPY	37,250.00	JPY	223,500,000	20,208
Nikkei 225 Index	Put	09/12/2025	6	JPY	38,000.00	JPY	228,000,000	26,249
Nikkei 225 Index	Put	12/12/2025	5	JPY	37,000.00	JPY	185,000,000	35,068
Nikkei 225 Index	Put	12/12/2025	5	JPY	37,250.00	JPY	186,250,000	37,151
Nikkei 225 Index	Put	06/12/2026	5	JPY	34,250.00	JPY	171,250,000	40,971
Nikkei 225 Index	Put	03/13/2026	5	JPY	36,250.00	JPY	181,250,000	42,880
Nikkei 225 Index	Put	06/12/2026	5	JPY	35,000.00	JPY	175,000,000	46,526
Nikkei 225 Index	Put	12/12/2025	6	JPY	37,500.00	JPY	225,000,000	47,082
Nikkei 225 Index	Put	03/13/2026	5	JPY	37,000.00	JPY	185,000,000	48,262
Nikkei 225 Index	Put	03/13/2026	5	JPY	37,250.00	JPY	186,250,000	50,693
Nikkei 225 Index	Put	06/12/2026	5	JPY	36,000.00	JPY	180,000,000	53,123
S&P 500® Mini Index	Put	07/18/2025	24	USD	560.00	USD	1,344,000	888
S&P 500® Mini Index	Put	08/15/2025	23	USD	552.00	USD	1,269,600	3,772
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
S&P 500® Mini Index	Put	09/19/2025	23	USD	565.00	USD	1,299,500	$11,661
S&P 500® Mini Index	Put	10/17/2025	23	USD	575.00	USD	1,322,500	19,217
S&P 500® Mini Index	Put	11/21/2025	23	USD	582.00	USD	1,338,600	27,646
S&P 500® Mini Index	Put	04/17/2026	24	USD	562.00	USD	1,348,800	39,060
S&P 500® Mini Index	Put	05/15/2026	24	USD	560.00	USD	1,344,000	41,112
S&P 500® Mini Index	Put	01/16/2026	23	USD	597.00	USD	1,373,100	42,079
S&P 500® Mini Index	Put	12/19/2025	23	USD	610.00	USD	1,403,000	45,805
S&P 500® Mini Index	Put	02/20/2026	23	USD	600.00	USD	1,380,000	48,116
S&P 500® Mini Index	Put	03/20/2026	24	USD	597.00	USD	1,432,800	52,332
S&P 500® Mini Index	Put	06/18/2026	23	USD	595.00	USD	1,368,500	58,730
Total Index Options Purchased								$1,775,418

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	94	August-2025	$6,190,840	$233,699	$233,699
Gasoline Reformulated Blendstock Oxygenate Blending	74	July-2025	6,440,087	(222,480)	(222,480)
New York Harbor Ultra-Low Sulfur Diesel	71	July-2025	6,787,926	688,922	688,922
Silver	43	September-2025	7,776,980	(15,019)	(15,019)
WTI Crude	25	August-2025	1,596,250	77,955	77,955
Subtotal				763,077	763,077
Equity Risk
E-Mini Russell 2000 Index	132	September-2025	14,465,220	482,926	482,926
E-Mini S&P 500 Index	10	September-2025	3,126,875	110,708	110,708
EURO STOXX 50 Index	195	September-2025	12,236,139	17,273	17,273
FTSE 100 Index	61	September-2025	7,359,592	(78,914)	(78,914)
MSCI Emerging Markets Index	494	September-2025	30,467,450	533,199	533,199
Nikkei 225 Index	57	September-2025	16,034,651	923,739	923,739
Subtotal				1,988,931	1,988,931
Interest Rate Risk
Australia 10 Year Bonds	1,026	September-2025	77,398,043	834,721	834,721
Canada 10 Year Bonds	684	September-2025	61,279,971	496,501	496,501
Euro-Bund	439	September-2025	67,303,212	(501,082)	(501,082)
Japan 10 Year Bonds	48	September-2025	46,338,391	147,856	147,856
Long Gilt	215	September-2025	27,454,984	519,910	519,910
U.S. Treasury Long Bonds	235	September-2025	27,135,156	1,107,956	1,107,956
Subtotal				2,605,862	2,605,862
Total Futures Contracts				$5,357,870	$5,357,870

(a)	Futures contracts collateralized by $14,733,455 cash held with Goldman Sachs International, the futures commission merchant.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.17%	Monthly	4,700	April—2026	USD	3,553,026	$—	$66,541	$66,541
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	74,500	January—2026	USD	8,275,035	—	204,927	204,927
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	11,000	February—2026	USD	1,275,547	—	110,723	110,723
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index	0.28	Monthly	8,800	February—2026	USD	1,120,229	—	7,948	7,948
Goldman Sachs International	Receive	S&P GSCI Soybean Oil Excess Return Index	0.25	Monthly	22,500	February—2026	USD	2,856,622	—	283,340	283,340
Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	44,500	May—2026	USD	1,834,366	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	12,300	December—2025	USD	854,910	—	0	0
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	32,300	October—2025	USD	2,480,944	—	0	0
Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Index Excess Return	0.30	Monthly	43,300	April—2026	USD	4,222,045	—	110,969	110,969
Royal Bank of Canada	Receive	RBC Commodity KCEO Excess Return Custom Index	0.16	Monthly	19,000	June—2026	USD	682,136	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.18	Monthly	22,300	November—2025	USD	3,247,681	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	1,200	February—2026	USD	127,964	—	0	0
Royal Bank of Canada	Receive	RBC Gold E0 Excess Return Index	0.06	Monthly	7,100	February—2026	USD	4,733,346	—	0	0
Subtotal									—	784,448	784,448
Equity Risk
BNP Paribas S.A.	Receive	BNP Paribas AIR VAR Intraday US Calendar Excess Return Index	0.00	Monthly	76,000	October—2025	USD	16,101,368	—	72,330	72,330
Citibank, N.A.	Receive	Citi EQ US Volatility Carry Series 5 Index	0.00	Monthly	99,500	October—2025	USD	16,063,280	—	89,550	89,550
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Volatility Relative Value SPX	0.00	Monthly	98,000	October—2025	USD	16,030,752	—	187,425	187,425
Subtotal									—	349,305	349,305
Subtotal — Appreciation									—	1,133,753	1,133,753
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybean Oil Seasonal Index	0.19%	Monthly	28,000	December—2025	USD	3,247,026	$—	$(158,102)	$(158,102)
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19	Monthly	9,900	February—2026	USD	3,132,452	—	(98,950)	(98,950)
Barclays Bank PLC	Receive	Barclays Wheat Seasonal Index	0.17	Monthly	60,000	May—2026	USD	772,980	—	(18,528)	(18,528)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Lean Hog Commodity Excess Return Index	0.20	Monthly	97,000	April—2026	USD	5,084,187	—	(79,162)	(79,162)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Excess Return Index	0.15	Monthly	28,200	December—2025	USD	3,262,576	—	(64,152)	(64,152)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	19,000	February—2026	USD	3,311,493	—	(179,480)	(179,480)
Canadian Imperial Bank of Commerce	Receive	CIBZ Enhanced Sugar 2 Excess Return Index	0.21	Monthly	38,800	December—2025	USD	4,696,662	—	(108,345)	(108,345)
Citibank, N.A.	Receive	Citi Commodities Benchmark (Regular Roll) Mono Index Coffee	0.12	Monthly	271,000	December—2025	USD	4,218,928	—	(410,565)	(410,565)
Goldman Sachs International	Receive	S&P GSCI Corn Excess Return Index	0.18	Monthly	8,500	June—2026	USD	214,331	—	(10,910)	(10,910)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	12,900	January—2026	USD	4,940,652	—	(454,170)	(454,170)
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	27,800	October—2025	USD	5,874,362	—	(151,057)	(151,057)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Soymeal type A Excess Return	0.17	Monthly	2,800	February—2026	USD	827,213	—	(3,984)	(3,984)
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.09	Monthly	22,200	November—2025	USD	7,162,857	—	(4)	(4)
Subtotal									—	(1,737,409)	(1,737,409)
Equity Risk
Macquarie Bank Ltd.	Receive	Macquarie Volatility Product VMAQWSL5	0.15	Monthly	134,500	October—2025	USD	16,138,964	—	(7,720)	(7,720)
Subtotal — Depreciation									—	(1,745,129)	(1,745,129)
Total — Total Return Swap Agreements									$—	$(611,376)	$(611,376)

(a) Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $1,381,000.
(b) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c) The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.020%	Monthly	96,780	August—2025	JPY	369,746,054	$—	$32,333	$32,333
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.015%	Monthly	98,627	July—2025	JPY	376,802,480	—	32,950	32,950
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.100%	Monthly	148,011	August—2025	JPY	574,726,713	—	204,284	204,284
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.100%	Monthly	117,956	August—2025	JPY	458,023,148	—	162,802	162,802
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.110%	Monthly	234,033	August—2025	JPY	908,750,139	—	323,011	323,011
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.030%	Monthly	102,398	August—2025	JPY	391,209,511	—	34,210	34,210
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.010%	Monthly	202,195	August—2025	JPY	772,481,953	—	67,550	67,550
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.440%	Monthly	300	October—2025	USD	3,566,283	—	140,942	140,942
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.490%	Monthly	460	October—2025	USD	5,468,301	—	216,112	216,112
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.430%	Monthly	180	October—2025	USD	2,679,655	—	79,507	79,507
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.510%	Monthly	425	October—2025	USD	6,326,962	—	187,724	187,724
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.440%	Monthly	330	October—2025	USD	2,750,055	—	33,379	33,379
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.500%	Monthly	720	October—2025	USD	6,000,120	—	72,828	72,828
Subtotal — Appreciation									—	1,587,632	1,587,632
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	ESTRON + 0.060%	Monthly	1,460	July—2025	EUR	7,135,064	$—	$(76,961)	$(76,961)
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.440%	Monthly	648	November—2025	GBP	4,086,528	—	(99,452)	(99,452)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.425%	Monthly	52	November—2025	GBP	435,647	—	(3,959)	(3,959)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.439%	Monthly	473	November—2025	GBP	3,962,714	—	(36,012)	(36,012)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.480%	Monthly	245	August—2025	GBP	2,052,568	—	(18,653)	(18,653)
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.430%	Monthly	348	October—2025	GBP	3,203,357	—	(59,552)	(59,552)
Citibank, N.A.	Receive	MSCI EMU Momentum Index	ESTRON - 0.011%	Monthly	880	July—2025	EUR	7,159,256	—	(1,413)	(1,413)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.430%	Monthly	140	September—2025	GBP	882,892	—	(21,487)	(21,487)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.430%	Monthly	472	November—2025	GBP	2,976,607	—	(72,440)	(72,440)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.400%	Monthly	190	August—2025	GBP	1,591,788	—	(14,466)	(14,466)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.430%	Monthly	185	October—2025	GBP	1,702,934	—	(31,659)	(31,659)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.480%	Monthly	164	July—2025	GBP	1,509,628	—	(28,065)	(28,065)
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.509%	Monthly	173	July—2025	GBP	1,592,474	—	(29,605)	(29,605)
Merrill Lynch International	Receive	MSCI EMU Minimum Volatility Index	ESTRON - 0.085%	Monthly	1,790	September—2025	EUR	7,135,244	—	(66,334)	(66,334)
Subtotal — Depreciation									—	(560,058)	(560,058)
Total — Total Return Swap Agreements									$—	$1,027,574	$1,027,574

(a) Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $1,381,000.
(b) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Soybean Oil	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
MLCISCE Excess Return Index
	Long Futures Contracts
	Corn	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
S&P GSCI Aluminum Dynamic Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
RBC Commodity KCEO Excess Return Custom Index
	Long Futures Contracts
	Copper	100.00%
RBC Commodity SB01 Excess Return Custom Index
	Long Futures Contracts
	Sugar	100.00%
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100.00%
RBC Gold E0 Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Barclays Soybean Oil Seasonal Index
	Long Futures Contracts
	Soybean Oil	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Barclays Soybeans Seasonal Index Excess Return
	Long Futures Contracts
	Soybean	100.00%
Barclays Wheat Seasonal Index
	Long Futures Contracts
	Wheat	0.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Lean Hog Commodity Excess Return Index
	Long Futures Contracts
	Lean Hog	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Excess Return Index
	Long Futures Contracts
	Live Cattle	100.00%
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100.00%
CIBZ Enhanced Sugar 2 Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
Citi Commodities Benchmark (Regular Roll) Mono Index Coffee
	Long Futures Contracts
	Mono Index coffee	100.00%
S&P GSCI Corn Excess Return Index
	Long Futures Contracts
	Corn	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Macquarie Single Commodity Soymeal type A Excess Return
	Long Futures Contracts
	Soybean Meal	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10
Invesco V.I. Balanced-Risk Allocation Fund

Abbreviations:
EMU	—European Economic and Monetary Union
ESTRON	—Euro Short-Term Rate
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
11
Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $13,295,576)	$10,734,889
Investments in affiliated money market funds, at value (Cost $379,544,527)	379,544,527
Other investments:
Variation margin receivable — futures contracts	437,516
Swaps receivable — OTC	93,062
Unrealized appreciation on swap agreements — OTC	2,721,385
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	14,733,455
Cash collateral — OTC Derivatives	1,381,000
Foreign currencies, at value (Cost $7,074,467)	7,171,912
Receivable for:
Investments sold	160,374
Fund shares sold	121,580
Dividends	1,294,487
Interest	67,503
Investment for trustee deferred compensation and retirement plans	97,985
Other assets	54,454
Total assets	418,614,129
Liabilities:
Other investments:
Swaps payable — OTC	530,903
Unrealized depreciation on swap agreements—OTC	2,305,187
Payable for:
Investments purchased	159,037
Fund shares reacquired	318,971
Accrued fees to affiliates	287,796
Accrued other operating expenses	42,678
Trustee deferred compensation and retirement plans	103,212
Total liabilities	3,747,784
Net assets applicable to shares outstanding	$414,866,345
Net assets consist of:
Shares of beneficial interest	$473,348,224
Distributable earnings (loss)	(58,481,879)
$414,866,345
Net Assets:
Series I	$45,616,296
Series II	$369,250,049
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,233,215
Series II	43,448,503
Series I:
Net asset value per share	$8.72
Series II:
Net asset value per share	$8.50
Consolidated Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Interest	$573,682
Dividends from affiliated money market funds	7,876,139
Total investment income	8,449,821
Expenses:
Advisory fees	1,953,463
Administrative services fees	344,207
Custodian fees	31,037
Distribution fees - Series II	467,626
Transfer agent fees	10,705
Trustees’ and officers’ fees and benefits	11,013
Reports to shareholders	4,423
Professional services fees	37,521
Other	4,966
Total expenses	2,864,961
Less: Fees waived	(941,174)
Net expenses	1,923,787
Net investment income	6,526,034
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,998,290)
Foreign currencies	480,763
Futures contracts	(16,320,523)
Swap agreements	7,061,924
(11,776,126)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(237,569)
Foreign currencies	258,117
Futures contracts	12,534,603
Swap agreements	4,448,470
17,003,621
Net realized and unrealized gain	5,227,495
Net increase in net assets resulting from operations	$11,753,529
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
12
Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$6,526,034	$17,359,236
Net realized gain (loss)	(11,776,126)	22,522,592
Change in net unrealized appreciation (depreciation)	17,003,621	(23,289,455)
Net increase in net assets resulting from operations	11,753,529	16,592,373
Distributions to shareholders from distributable earnings:
Series I	—	(2,400,906)
Series II	—	(23,600,140)
Total distributions from distributable earnings	—	(26,001,046)
Share transactions–net:
Series I	4,761,328	6,035,622
Series II	(24,257,676)	(27,251,986)
Net increase (decrease) in net assets resulting from share transactions	(19,496,348)	(21,216,364)
Net increase (decrease) in net assets	(7,742,819)	(30,625,037)
Net assets:
Beginning of period	422,609,164	453,234,201
End of period	$414,866,345	$422,609,164
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
13
Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$8.46	$0.14	$0.12	$0.26	$—	$—	$—	$—	$8.72	3.07%	$45,616	0.70%(d)(e)	1.15%(d)	3.37%(d)	14%
Year ended 12/31/24	8.68	0.37	(0.03)	0.34	(0.56)	—	—	(0.56)	8.46	3.76	39,559	0.72 (e)	1.14	4.09	10
Year ended 12/31/23	8.14	0.32	0.22	0.54	—	—	—	—	8.68	6.63	34,610	0.73 (e)	1.13	3.90	68
Year ended 12/31/22	10.76	0.06	(1.60)	(1.54)	(0.74)	(0.34)	(0.00)	(1.08)	8.14	(14.35)	41,209	0.73 (e)	1.12	0.59	140
Year ended 12/31/21	10.48	(0.08)	1.08	1.00	(0.36)	(0.36)	—	(0.72)	10.76	9.55	49,456	0.71	1.11	(0.69)	107
Year ended 12/31/20	10.91	(0.03)	1.03	1.00	(0.87)	(0.56)	—	(1.43)	10.48	10.22	46,853	0.66 (e)	1.10	(0.25)	82
Series II
Six months ended 06/30/25	8.27	0.13	0.10	0.23	—	—	—	—	8.50	2.78	369,250	0.95 (d)(e)	1.40 (d)	3.12 (d)	14
Year ended 12/31/24	8.48	0.34	(0.02)	0.32	(0.53)	—	—	(0.53)	8.27	3.56	383,050	0.97 (e)	1.39	3.84	10
Year ended 12/31/23	7.97	0.30	0.21	0.51	—	—	—	—	8.48	6.40	418,624	0.98 (e)	1.38	3.65	68
Year ended 12/31/22	10.55	0.03	(1.56)	(1.53)	(0.71)	(0.34)	(0.00)	(1.05)	7.97	(14.52)	768,478	0.98 (e)	1.37	0.34	140
Year ended 12/31/21	10.29	(0.10)	1.05	0.95	(0.33)	(0.36)	—	(0.69)	10.55	9.26	931,915	0.96	1.36	(0.94)	107
Year ended 12/31/20	10.73	(0.05)	1.01	0.96	(0.84)	(0.56)	—	(1.40)	10.29	9.99	933,770	0.91 (e)	1.35	(0.50)	82

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return.
Estimated acquired fund fees from underlying funds were 0.19%, 0.19%, 0.17%, 0.11% and 0.15% for the six months ended June 30, 2025 and the years ended December 31,
2024, 2023, 2022 and 2020, respectively.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
14
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
15
Invesco V.I. Balanced-Risk Allocation Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases
16
Invesco V.I. Balanced-Risk Allocation Fund

and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
L.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
M.
Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
N.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total
17
Invesco V.I. Balanced-Risk Allocation Fund

return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Other Risks - The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
By Investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not to subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.950%
Next $250 million	0.925%
Next $500 million	0.900%
Next $1.5 billion	0.875%
Next $2.5 billion	0.850%
Next $2.5 billion	0.825%
Next $2.5 billion	0.800%
Over $10 billion	0.775%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.94%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to
18
Invesco V.I. Balanced-Risk Allocation Fund

the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including fiscal year-end Acquired Fund Fees and Expenses of 0.19% and excluding certain items discussed below) of Series I and Series II shares to 0.88% and 1.13%, respectively of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $941,174.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $32,553 for accounting and fund administrative services and was reimbursed $311,654 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$8,959,471	$—	$8,959,471
Money Market Funds	379,544,527	—	—	379,544,527
Options Purchased	1,775,418	—	—	1,775,418
Total Investments in Securities	381,319,945	8,959,471	—	390,279,416
Other Investments - Assets*
Futures Contracts	6,175,365	—	—	6,175,365
Swap Agreements	—	2,721,385	—	2,721,385
	6,175,365	2,721,385	—	8,896,750
19
Invesco V.I. Balanced-Risk Allocation Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Futures Contracts	$(817,495)	$—	$—	$(817,495)
Swap Agreements	—	(2,305,187)	—	(2,305,187)
	(817,495)	(2,305,187)	—	(3,122,682)
Total Other Investments	5,357,870	416,198	—	5,774,068
Total Investments	$386,677,815	$9,375,669	$—	$396,053,484

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2025:
	Value
Derivative Assets	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$1,000,576	$2,067,845	$3,106,944	$6,175,365
Unrealized appreciation on swap agreements — OTC	784,448	1,936,937	—	2,721,385
Options purchased, at value — Exchange-Traded(b)	—	1,775,418	—	1,775,418
Total Derivative Assets	1,785,024	5,780,200	3,106,944	10,672,168
Derivatives not subject to master netting agreements	(1,000,576)	(3,843,263)	(3,106,944)	(7,950,783)
Total Derivative Assets subject to master netting agreements	$784,448	$1,936,937	$—	$2,721,385
	Value
Derivative Liabilities	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(237,499)	$(78,914)	$(501,082)	$(817,495)
Unrealized depreciation on swap agreements — OTC	(1,737,409)	(567,778)	—	(2,305,187)
Total Derivative Liabilities	(1,974,908)	(646,692)	(501,082)	(3,122,682)
Derivatives not subject to master netting agreements	237,499	78,914	501,082	817,495
Total Derivative Liabilities subject to master netting agreements	$(1,737,409)	$(567,778)	$—	$(2,305,187)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.
20
Invesco V.I. Balanced-Risk Allocation Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount(a)
Fund
BNP Paribas S.A.	$827,710	$(87,096)	$740,614	$—	$(640,000)	$100,614
Citibank, N.A.	260,274	(271,559)	(11,285)	—	11,285	—
J.P. Morgan Chase Bank, N.A.	730,492	(234,060)	496,432	(258,368)	—	238,064
Macquarie Bank Ltd.	—	(8,123)	(8,123)	—	—	(8,123)
Merrill Lynch International	—	(105,064)	(105,064)	—	—	(105,064)
Morgan Stanley and Co. International PLC	187,425	—	187,425	—	—	187,425
Subtotal - Fund	2,005,901	(705,902)	1,299,999	(258,368)	(628,715)	412,916
Subsidiary
Barclays Bank PLC	66,542	(276,411)	(209,869)	—	209,869	—
Canadian Imperial Bank of Commerce	323,598	(434,337)	(110,739)	—	—	(110,739)
Citibank, N.A.	—	(410,759)	(410,759)	—	310,000	(100,759)
Goldman Sachs International	283,340	(11,370)	271,970	—	(271,970)	—
J.P. Morgan Chase Bank, N.A.	—	(605,614)	(605,614)	—	491,000	(114,614)
Macquarie Bank Ltd.	—	(4,007)	(4,007)	—	—	(4,007)
Merrill Lynch International	24,098	(74,062)	(49,964)	—	—	(49,964)
Morgan Stanley and Co. International PLC	110,968	(521)	110,447	—	—	110,447
Royal Bank of Canada	—	(313,107)	(313,107)	—	—	(313,107)
Subtotal - Subsidiary	808,546	(2,130,188)	(1,321,642)	—	738,899	(582,743)
Total	$2,814,447	$(2,836,090)	$(21,643)	$(258,368)	$110,184	$(169,827)
(a)
The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.
Effect of Derivative Investments for the six months ended June 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$(1,412,772)	$(5,608,874)	$(9,298,877)	$(16,320,523)
Options purchased(a)	-	(3,052,908)	-	(3,052,908)
Swap agreements	5,054,416	2,007,508	-	7,061,924
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	260,107	5,929,152	6,345,344	12,534,603
Options purchased(a)	-	(241,765)	-	(241,765)
Swap agreements	161,835	4,286,635	-	4,448,470
Total	$4,063,586	$3,319,748	$(2,953,533)	$4,429,801

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Futures Contracts	Index Options Purchased	Swap Agreements
Average notional value	$457,219,976	$93,925,639	$289,645,348
Average contracts	—	1,024	—

21
Invesco V.I. Balanced-Risk Allocation Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$31,169,893	$65,647,289	$96,817,182
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $2,732,447 and $1,684,629, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$21,242,530
Aggregate unrealized (depreciation) of investments	(5,704,757)
Net unrealized appreciation of investments	$15,537,773
Cost of investments for tax purposes is $380,515,711.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	985,252	$8,453,993	1,618,272	$14,246,634
Series II	1,025,949	8,557,634	2,114,787	18,470,431
Issued as reinvestment of dividends:
Series I	-	-	274,703	2,400,906
Series II	-	-	2,763,482	23,600,140
Reacquired:
Series I	(427,979)	(3,692,665)	(1,202,424)	(10,611,918)
Series II	(3,915,869)	(32,815,310)	(7,915,109)	(69,322,557)
Net increase (decrease) in share activity	(2,332,647)	$(19,496,348)	(2,346,289)	$(21,216,364)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22
Invesco V.I. Balanced-Risk Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Balanced-Risk Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Custom Invesco V.I. Balanced-Risk Allocation Style Index (Index). The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe. The Board considered that the
23
Invesco V.I. Balanced-Risk Allocation Fund

Fund’s performance has been adversely impacted by its risk parity-oriented approach, which has resulted in an underweight to outperforming U.S. equity names, and also noted that the Fund’s tactical overlay was challenged due to market whipsaws which impacted the Fund’s three and five year performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were above and the same as, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that there were only three funds (including the Fund) in the expense group, therefore, Broadridge did not provide quintile rankings. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management regarding the Fund’s limited peer group. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the
24
Invesco V.I. Balanced-Risk Allocation Fund

compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
25
Invesco V.I. Balanced-Risk Allocation Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
26
Invesco V.I. Balanced-Risk Allocation Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Comstock Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VK-VICOM-NCSRS

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.10%
Aerospace & Defense–1.26%
Textron, Inc.	226,651	$18,197,809
Air Freight & Logistics–1.58%
FedEx Corp.	99,905	22,709,405
Asset Management & Custody Banks–2.15%
State Street Corp.	291,567	31,005,235
Biotechnology–0.36%
Regeneron Pharmaceuticals, Inc.	9,840	5,166,000
Brewers–1.01%
Anheuser-Busch InBev S.A./N.V. (Belgium)	210,658	14,493,354
Broadline Retail–1.25%
eBay, Inc.	241,896	18,011,576
Building Products–1.95%
Johnson Controls International PLC	265,479	28,039,892
Cable & Satellite–1.97%
Charter Communications, Inc., Class A(b)	38,339	15,673,366
Comcast Corp., Class A	354,651	12,657,494
		28,330,860
Casinos & Gaming–1.04%
Las Vegas Sands Corp.	343,984	14,966,744
Communications Equipment–3.42%
Cisco Systems, Inc.	566,535	39,306,198
F5, Inc.(b)	33,957	9,994,224
		49,300,422
Construction Machinery & Heavy Transportation Equipment– 2.73%
Caterpillar, Inc.	46,100	17,896,481
Wabtec Corp.	102,422	21,442,046
		39,338,527
Consumer Finance–0.40%
Capital One Financial Corp.	27,384	5,826,220
Diversified Banks–9.24%
Bank of America Corp.	1,015,649	48,060,511
Citigroup, Inc.	282,025	24,005,968
Fifth Third Bancorp	473,526	19,476,124
Wells Fargo & Co.	519,331	41,608,800
		133,151,403
Electric Utilities–0.35%
Evergy, Inc.(c)	73,415	5,060,496
Electrical Components & Equipment–3.34%
Eaton Corp. PLC	68,850	24,578,761
Emerson Electric Co.	176,521	23,535,545
		48,114,306
Shares		Value
Fertilizers & Agricultural Chemicals–1.33%
CF Industries Holdings, Inc.	75,951	$6,987,492
Corteva, Inc.	163,822	12,209,654
		19,197,146
Food Distributors–1.78%
Sysco Corp.	337,858	25,589,365
Footwear–0.83%
NIKE, Inc., Class B	168,386	11,962,141
Health Care Distributors–0.76%
Henry Schein, Inc.(b)(c)	150,344	10,982,629
Health Care Equipment–2.91%
Baxter International, Inc.	195,011	5,904,933
Becton, Dickinson and Co.	73,537	12,666,748
GE HealthCare Technologies, Inc.	125,699	9,310,525
Medtronic PLC	161,432	14,072,028
		41,954,234
Health Care Services–2.35%
CVS Health Corp.	490,322	33,822,411
Household Products–3.86%
Clorox Co. (The)	90,697	10,889,989
Kimberly-Clark Corp.(c)	164,066	21,151,389
Reckitt Benckiser Group PLC (United Kingdom)	346,753	23,623,223
		55,664,601
Integrated Oil & Gas–3.69%
Chevron Corp.	153,249	21,943,724
Exxon Mobil Corp.(c)	116,106	12,516,227
Suncor Energy, Inc. (Canada)	499,442	18,704,103
		53,164,054
Interactive Media & Services–4.08%
Alphabet, Inc., Class A	166,619	29,363,266
Meta Platforms, Inc., Class A	39,883	29,437,244
		58,800,510
Investment Banking & Brokerage–0.51%
Goldman Sachs Group, Inc. (The)	10,420	7,374,755
IT Consulting & Other Services–2.28%
Cognizant Technology Solutions Corp., Class A	308,587	24,079,044
DXC Technology Co.(b)	577,893	8,835,984
		32,915,028
Life & Health Insurance–0.99%
MetLife, Inc.	177,317	14,259,833
Life Sciences Tools & Services–0.94%
ICON PLC(b)	44,867	6,525,905
IQVIA Holdings, Inc.(b)	44,468	7,007,712
		13,533,617
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Comstock Fund

Shares		Value
Managed Health Care–2.70%
Elevance Health, Inc.	58,044	$22,576,794
Humana, Inc.	30,467	7,448,572
UnitedHealth Group, Inc.	28,388	8,856,205
		38,881,571
Movies & Entertainment–2.24%
Universal Music Group N.V. (Netherlands)	272,095	8,826,912
Walt Disney Co. (The)	118,959	14,752,105
Warner Bros. Discovery, Inc.(b)	759,721	8,706,403
		32,285,420
Multi-line Insurance–1.41%
American International Group, Inc.	238,025	20,372,560
Multi-Utilities–2.81%
Dominion Energy, Inc.(c)	312,069	17,638,140
Sempra	301,566	22,849,656
		40,487,796
Oil & Gas Equipment & Services–0.56%
Tenaris S.A.	426,941	8,002,878
Oil & Gas Exploration & Production–2.43%
ConocoPhillips	187,351	16,812,879
EQT Corp.	142,313	8,299,694
Hess Corp.	71,326	9,881,504
		34,994,077
Paper & Plastic Packaging Products & Materials–0.76%
International Paper Co.(c)	234,995	11,004,816
Pharmaceuticals–5.65%
AstraZeneca PLC (United Kingdom)	131,629	18,318,694
Bristol-Myers Squibb Co.	195,742	9,060,897
Johnson & Johnson	117,741	17,984,938
Merck & Co., Inc.	201,158	15,923,667
Sanofi S.A., ADR	416,216	20,107,395
		81,395,591
Property & Casualty Insurance–0.72%
Allstate Corp. (The)	51,809	10,429,670
Regional Banks–4.52%
Citizens Financial Group, Inc.	519,766	23,259,529
Huntington Bancshares, Inc.	1,457,561	24,428,722
M&T Bank Corp.	90,152	17,488,586
		65,176,837
Restaurants–3.15%
Domino’s Pizza, Inc.(c)	28,081	12,653,298
Restaurant Brands International, Inc. (Canada)	233,489	15,488,204
Shares		Value
Restaurants–(continued)
Starbucks Corp.(c)	187,614	$17,191,071
		45,332,573
Semiconductors–3.16%
Intel Corp.	463,256	10,376,934
NXP Semiconductors N.V. (Netherlands)	111,454	24,351,584
QUALCOMM, Inc.	67,818	10,800,695
		45,529,213
Soft Drinks & Non-alcoholic Beverages–2.02%
Coca-Cola Co. (The)	135,753	9,604,525
Keurig Dr Pepper, Inc.	588,602	19,459,182
		29,063,707
Systems Software–2.97%
Microsoft Corp.	86,044	42,799,146
Telecom Tower REITs–0.80%
SBA Communications Corp., Class A	48,806	11,461,601
Tobacco–1.84%
Philip Morris International, Inc. (Switzerland)	145,399	26,481,520
Total Common Stocks & Other Equity Interests (Cost $912,373,890)		1,384,631,549
Money Market Funds–2.71%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	13,654,631	13,654,631
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	25,357,757	25,357,757
Total Money Market Funds (Cost $39,012,388)		39,012,388
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.81% (Cost $951,386,278)		1,423,643,937
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.07%
Invesco Private Government Fund, 4.34%(d)(e)(f)	16,241,605	16,241,605
Invesco Private Prime Fund, 4.49%(d)(e)(f)	42,385,823	42,398,539
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,636,193)		58,640,144
TOTAL INVESTMENTS IN SECURITIES–102.88% (Cost $1,010,022,471)		1,482,284,081
OTHER ASSETS LESS LIABILITIES—(2.88)%		(41,548,705)
NET ASSETS–100.00%		$1,440,735,376
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Comstock Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,946,450	$53,133,912	$(50,425,731)	$-	$-	$13,654,631	$194,389
Invesco Treasury Portfolio, Institutional Class	20,328,278	98,677,266	(93,647,787)	-	-	25,357,757	358,375
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	23,751,088	368,343,827	(375,853,310)	-	-	16,241,605	543,571*
Invesco Private Prime Fund	61,891,507	778,222,035	(797,716,437)	3,951	(2,517)	42,398,539	1,473,433*
Total	$116,917,323	$1,298,377,040	$(1,317,643,265)	$3,951	$(2,517)	$97,652,532	$2,569,768

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/09/2025	Deutsche Bank AG	USD	461,741	GBP	338,807	$3,337
07/09/2025	Goldman Sachs International	USD	348,695	CAD	475,401	540
07/09/2025	Goldman Sachs International	USD	458,220	GBP	334,219	560
07/09/2025	Royal Bank of Canada	CAD	3,347,261	USD	2,465,887	6,951
07/09/2025	Royal Bank of Canada	USD	630,097	CAD	863,896	4,531
07/09/2025	Royal Bank of Canada	USD	632,509	EUR	548,627	14,044
Subtotal—Appreciation						29,963
Currency Risk
07/09/2025	Deutsche Bank AG	CAD	25,133,836	USD	18,371,804	(91,797)
07/09/2025	Deutsche Bank AG	EUR	22,581,573	USD	25,905,756	(706,461)
07/09/2025	Deutsche Bank AG	USD	2,804,172	CAD	3,810,083	(5,242)
07/09/2025	Goldman Sachs International	GBP	355,349	USD	481,906	(5,879)
07/09/2025	Royal Bank of Canada	GBP	15,596,842	USD	21,136,123	(273,548)
Subtotal—Depreciation						(1,082,927)
Total Forward Foreign Currency Contracts						$(1,052,964)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Comstock Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $912,373,890)*	$1,384,631,549
Investments in affiliated money market funds, at value (Cost $97,648,581)	97,652,532
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	29,963
Cash	225,981
Foreign currencies, at value (Cost $36,850)	37,397
Receivable for:
Investments sold	8,890,277
Fund shares sold	8,385,548
Dividends	2,410,365
Investment for trustee deferred compensation and retirement plans	188,165
Other assets	534
Total assets	1,502,452,311
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	1,082,927
Payable for:
Fund shares reacquired	846,327
Due to broker	33,502
Collateral upon return of securities loaned	58,636,193
Accrued fees to affiliates	889,510
Accrued other operating expenses	31,322
Trustee deferred compensation and retirement plans	197,154
Total liabilities	61,716,935
Net assets applicable to shares outstanding	$1,440,735,376
Net assets consist of:
Shares of beneficial interest	$714,169,847
Distributable earnings	726,565,529
$1,440,735,376
Net Assets:
Series I	$212,396,031
Series II	$1,228,339,345
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	9,524,569
Series II	55,443,080
Series I:
Net asset value per share	$22.30
Series II:
Net asset value per share	$22.15

*	At June 30, 2025, securities with an aggregate value of $57,503,545 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $341,014)	$16,915,730
Dividends from affiliated money market funds (includes net securities lending income of $63,957)	616,721
Total investment income	17,532,451
Expenses:
Advisory fees	3,960,357
Administrative services fees	1,157,957
Custodian fees	13,187
Distribution fees - Series II	1,487,005
Transfer agent fees	36,409
Trustees’ and officers’ fees and benefits	14,594
Reports to shareholders	4,448
Professional services fees	22,367
Other	8,747
Total expenses	6,705,071
Less: Fees waived	(15,228)
Net expenses	6,689,843
Net investment income	10,842,608
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	95,437,106
Affiliated investment securities	(2,517)
Foreign currencies	30,005
Forward foreign currency contracts	(3,851,715)
91,612,879
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	366,501
Affiliated investment securities	3,951
Foreign currencies	8,571
Forward foreign currency contracts	(2,023,237)
(1,644,214)
Net realized and unrealized gain	89,968,665
Net increase in net assets resulting from operations	$100,811,273
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Comstock Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$10,842,608	$21,120,736
Net realized gain	91,612,879	151,317,173
Change in net unrealized appreciation (depreciation)	(1,644,214)	27,700,726
Net increase in net assets resulting from operations	100,811,273	200,138,635
Distributions to shareholders from distributable earnings:
Series I	—	(18,365,751)
Series II	—	(104,283,621)
Total distributions from distributable earnings	—	(122,649,372)
Share transactions–net:
Series I	(10,302,868)	(13,777,955)
Series II	(77,720,850)	(58,627,385)
Net increase (decrease) in net assets resulting from share transactions	(88,023,718)	(72,405,340)
Net increase in net assets	12,787,555	5,083,923
Net assets:
Beginning of period	1,427,947,821	1,422,863,898
End of period	$1,440,735,376	$1,427,947,821
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Comstock Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$20.72	$0.19	$1.39	$1.58	$—	$—	$—	$22.30	7.63%	$212,396	0.75%(d)	0.75%(d)	1.76%(d)	11%
Year ended 12/31/24	19.67	0.36	2.64	3.00	(0.39)	(1.56)	(1.95)	20.72	15.18	207,469	0.76	0.76	1.67	19
Year ended 12/31/23	20.34	0.37	1.77	2.14	(0.39)	(2.42)	(2.81)	19.67	12.36	209,813	0.75	0.75	1.80	20
Year ended 12/31/22	21.14	0.36	(0.16)	0.20	(0.34)	(0.66)	(1.00)	20.34	1.12	207,442	0.75	0.75	1.72	21
Year ended 12/31/21	16.13	0.30	5.07	5.37	(0.36)	—	(0.36)	21.14	33.36	212,550	0.74	0.74	1.53	16
Year ended 12/31/20	17.16	0.32	(0.59)	(0.27)	(0.36)	(0.40)	(0.76)	16.13	(0.85)	181,594	0.75	0.75	2.24	38
Series II
Six months ended 06/30/25	20.61	0.16	1.38	1.54	—	—	—	22.15	7.47	1,228,339	1.00 (d)	1.00 (d)	1.51 (d)	11
Year ended 12/31/24	19.58	0.30	2.62	2.92	(0.33)	(1.56)	(1.89)	20.61	14.87	1,220,479	1.01	1.01	1.42	19
Year ended 12/31/23	20.25	0.32	1.77	2.09	(0.34)	(2.42)	(2.76)	19.58	12.10	1,213,051	1.00	1.00	1.55	20
Year ended 12/31/22	21.05	0.31	(0.16)	0.15	(0.29)	(0.66)	(0.95)	20.25	0.85	1,185,393	1.00	1.00	1.47	21
Year ended 12/31/21	16.07	0.25	5.05	5.30	(0.32)	—	(0.32)	21.05	33.04	1,323,433	0.99	0.99	1.28	16
Year ended 12/31/20	17.09	0.28	(0.58)	(0.30)	(0.32)	(0.40)	(0.72)	16.07	(1.09)	1,144,913	1.00	1.00	1.99	38

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Comstock Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Comstock Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
8
Invesco V.I. Comstock Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
9
Invesco V.I. Comstock Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $5,938 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.600%
Next $1.5 billion	0.550%
Over $2 billion	0.530%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.57%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
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Invesco V.I. Comstock Fund

For the six months ended June 30, 2025, the Adviser waived advisory fees of $15,228.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $112,044 for accounting and fund administrative services and was reimbursed $1,045,913 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,311,366,488	$73,265,061	$—	$1,384,631,549
Money Market Funds	39,012,388	58,640,144	—	97,652,532
Total Investments in Securities	1,350,378,876	131,905,205	—	1,482,284,081
Other Investments - Assets*
Forward Foreign Currency Contracts	—	29,963	—	29,963
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,082,927)	—	(1,082,927)
Total Other Investments	—	(1,052,964)	—	(1,052,964)
Total Investments	$1,350,378,876	$130,852,241	$—	$1,481,231,117

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
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Invesco V.I. Comstock Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2025:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$29,963
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$29,963
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(1,082,927)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(1,082,927)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Deutsche Bank AG	$3,337	$(803,500)	$(800,163)	$—	$—	$(800,163)
Goldman Sachs International	1,100	(5,879)	(4,779)	—	—	(4,779)
Royal Bank of Canada	25,526	(273,548)	(248,022)	—	—	(248,022)
Total	$29,963	$(1,082,927)	$(1,052,964)	$—	$—	$(1,052,964)
Effect of Derivative Investments for the six months ended June 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(3,851,715)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(2,023,237)
Total	$(5,874,952)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$73,213,880

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund
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Invesco V.I. Comstock Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $159,982,727 and $266,239,938, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$498,360,792
Aggregate unrealized (depreciation) of investments	(42,151,218)
Net unrealized appreciation of investments	$456,209,574
Cost of investments for tax purposes is $1,025,021,543.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	379,266	$8,083,297	479,795	$10,204,293
Series II	2,268,939	48,324,382	2,342,802	50,056,575
Issued as reinvestment of dividends:
Series I	-	-	879,586	18,365,751
Series II	-	-	5,018,461	104,283,621
Reacquired:
Series I	(868,048)	(18,386,165)	(2,011,916)	(42,347,999)
Series II	(6,043,083)	(126,045,232)	(10,101,263)	(212,967,581)
Net increase (decrease) in share activity	(4,262,926)	$(88,023,718)	(3,392,535)	$(72,405,340)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco V.I. Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Comstock Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index).  The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed
14
Invesco V.I. Comstock Fund

more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was amended effective July 1, 2024 to add an additional breakpoint for assets over $2 billion.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The
Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities
15
Invesco V.I. Comstock Fund

lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16
Invesco V.I. Comstock Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17
Invesco V.I. Comstock Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Core Equity Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VICEQ-NCSRS

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.33%
Advertising–0.49%
Trade Desk, Inc. (The), Class A(b)	51,386	$3,699,278
Aerospace & Defense–2.93%
Airbus S.E. (France)	41,579	8,698,355
Howmet Aerospace, Inc.	43,393	8,076,739
Northrop Grumman Corp.	10,714	5,356,786
		22,131,880
Application Software–2.12%
Intuit, Inc.	12,086	9,519,296
Salesforce, Inc.	23,824	6,496,567
		16,015,863
Asset Management & Custody Banks–1.02%
BlackRock, Inc.	7,360	7,722,480
Automobile Manufacturers–0.24%
Tesla, Inc.(b)	5,667	1,800,179
Broadline Retail–4.56%
Amazon.com, Inc.(b)	157,325	34,515,532
Building Products–0.99%
Johnson Controls International PLC	70,852	7,483,388
Communications Equipment–1.25%
Cisco Systems, Inc.	136,270	9,454,413
Construction Materials–0.96%
CRH PLC	78,966	7,249,079
Consumer Finance–2.10%
American Express Co.	24,615	7,851,693
Capital One Financial Corp.	37,708	8,022,754
		15,874,447
Consumer Staples Merchandise Retail–1.88%
Walmart, Inc.	145,178	14,195,505
Distillers & Vintners–0.50%
Constellation Brands, Inc., Class A(c)	23,098	3,757,583
Diversified Banks–4.63%
JPMorgan Chase & Co.	83,812	24,297,937
Wells Fargo & Co.	134,173	10,749,941
		35,047,878
Diversified REITs–0.73%
Digital Realty Trust, Inc.	31,630	5,514,058
Electric Utilities–1.97%
Constellation Energy Corp.	23,087	7,451,560
PPL Corp.	218,914	7,418,995
		14,870,555
Electrical Components & Equipment–2.96%
Emerson Electric Co.	71,647	9,552,694
Hubbell, Inc.	11,710	4,782,481
Shares		Value
Electrical Components & Equipment–(continued)
Rockwell Automation, Inc.	24,180	$8,031,871
		22,367,046
Financial Exchanges & Data–1.17%
Cboe Global Markets, Inc.	37,938	8,847,521
Health Care Distributors–1.29%
McKesson Corp.	13,353	9,784,811
Health Care Equipment–2.78%
Boston Scientific Corp.(b)	102,342	10,992,554
Medtronic PLC	70,402	6,136,942
Zimmer Biomet Holdings, Inc.(c)	43,098	3,930,969
		21,060,465
Health Care Facilities–0.84%
Tenet Healthcare Corp.(b)	36,303	6,389,328
Health Care Supplies–0.56%
Cooper Cos., Inc. (The)(b)	59,733	4,250,600
Home Improvement Retail–1.21%
Lowe’s Cos., Inc.	41,170	9,134,388
Hotels, Resorts & Cruise Lines–2.20%
Marriott International, Inc., Class A	25,390	6,936,802
Royal Caribbean Cruises Ltd.(c)	30,922	9,682,915
		16,619,717
Household Products–1.79%
Procter & Gamble Co. (The)	84,943	13,533,119
Human Resource & Employment Services–0.46%
Paylocity Holding Corp.(b)	19,034	3,448,770
Industrial REITs–1.09%
Prologis, Inc.	78,651	8,267,793
Insurance Brokers–1.14%
Arthur J. Gallagher & Co.	26,947	8,626,274
Integrated Oil & Gas–1.46%
Chevron Corp.	76,995	11,024,914
Interactive Media & Services–7.17%
Alphabet, Inc., Class A	165,333	29,136,635
Meta Platforms, Inc., Class A	34,047	25,129,750
		54,266,385
Investment Banking & Brokerage–2.28%
Charles Schwab Corp. (The)	139,882	12,762,834
Raymond James Financial, Inc.	29,176	4,474,723
		17,237,557
IT Consulting & Other Services–0.83%
Accenture PLC, Class A (Ireland)	21,055	6,293,129
Life Sciences Tools & Services–1.02%
Lonza Group AG (Switzerland)	10,766	7,699,450
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Core Equity Fund

Shares		Value
Managed Health Care–0.99%
UnitedHealth Group, Inc.	23,900	$7,456,083
Multi-line Insurance–1.25%
American International Group, Inc.	110,733	9,477,637
Multi-Utilities–0.78%
Ameren Corp.(c)	61,707	5,926,340
Oil & Gas Exploration & Production–0.98%
ConocoPhillips	82,467	7,400,589
Oil & Gas Storage & Transportation–0.97%
Cheniere Energy, Inc.	30,254	7,367,454
Passenger Ground Transportation–1.40%
Uber Technologies, Inc.(b)	113,829	10,620,246
Personal Care Products–1.29%
BellRing Brands, Inc.(b)	79,393	4,599,236
Estee Lauder Cos., Inc. (The), Class A	63,567	5,136,214
		9,735,450
Pharmaceuticals–2.38%
Eli Lilly and Co.	15,769	12,292,409
Sanofi S.A., ADR	118,585	5,728,841
		18,021,250
Property & Casualty Insurance–0.83%
Hartford Insurance Group, Inc. (The)	49,484	6,278,035
Restaurants–0.97%
McDonald’s Corp.	25,111	7,336,681
Semiconductor Materials & Equipment–0.81%
ASML Holding N.V., New York Shares (Netherlands)	7,690	6,162,689
Semiconductors–11.32%
Broadcom, Inc.	75,106	20,702,969
NVIDIA Corp.	343,654	54,293,895
Texas Instruments, Inc.	51,076	10,604,399
		85,601,263
Systems Software–10.49%
Microsoft Corp.	120,928	60,150,797
Shares		Value
Systems Software–(continued)
Oracle Corp.	54,288	$11,868,985
ServiceNow, Inc.(b)	7,162	7,363,109
		79,382,891
Technology Hardware, Storage & Peripherals–4.56%
Apple, Inc.	168,262	34,522,314
Tobacco–1.49%
Philip Morris International, Inc. (Switzerland)	61,753	11,247,074
Transaction & Payment Processing Services–2.20%
Fiserv, Inc.(b)	39,583	6,824,505
Mastercard, Inc., Class A	17,401	9,778,318
		16,602,823
Total Common Stocks & Other Equity Interests (Cost $456,536,250)		751,322,204
Money Market Funds–0.72%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	1,905,984	1,905,984
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	3,539,686	3,539,686
Total Money Market Funds (Cost $5,445,670)		5,445,670
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $461,981,920)		756,767,874
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.88%
Invesco Private Government Fund, 4.34%(d)(e)(f)	6,069,839	6,069,839
Invesco Private Prime Fund, 4.49%(d)(e)(f)	15,742,734	15,747,456
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,816,046)		21,817,295
TOTAL INVESTMENTS IN SECURITIES–102.93% (Cost $483,797,966)		778,585,169
OTHER ASSETS LESS LIABILITIES—(2.93)%		(22,193,565)
NET ASSETS–100.00%		$756,391,604
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,224,364	$20,689,481	$(22,007,861)	$-	$-	$1,905,984	$53,834
Invesco Treasury Portfolio, Institutional Class	5,988,108	38,423,322	(40,871,744)	-	-	3,539,686	99,185
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Core Equity Fund

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,215,153	$79,009,909	$(74,155,223)	$-	$-	$6,069,839	$73,026*
Invesco Private Prime Fund	3,173,499	195,644,590	(183,071,892)	1,249	10	15,747,456	196,904*
Total	$13,601,124	$333,767,302	$(320,106,720)	$1,249	$10	$27,262,965	$422,949

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Core Equity Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $456,536,250)*	$751,322,204
Investments in affiliated money market funds, at value (Cost $27,261,716)	27,262,965
Foreign currencies, at value (Cost $401)	400
Receivable for:
Fund shares sold	131,186
Dividends	460,590
Investment for trustee deferred compensation and retirement plans	359,319
Other assets	84,115
Total assets	779,620,779
Liabilities:
Payable for:
Fund shares reacquired	665,683
Amount due custodian	26,728
Collateral upon return of securities loaned	21,816,046
Accrued fees to affiliates	332,874
Accrued other operating expenses	17,675
Trustee deferred compensation and retirement plans	370,169
Total liabilities	23,229,175
Net assets applicable to shares outstanding	$756,391,604
Net assets consist of:
Shares of beneficial interest	$374,488,255
Distributable earnings	381,903,349
$756,391,604
Net Assets:
Series I	$733,133,901
Series II	$23,257,703
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	20,421,464
Series II	653,101
Series I:
Net asset value per share	$35.90
Series II:
Net asset value per share	$35.61

*	At June 30, 2025, securities with an aggregate value of $21,544,849 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $69,744)	$4,574,378
Dividends from affiliated money market funds (includes net securities lending income of $6,286)	159,305
Total investment income	4,733,683
Expenses:
Advisory fees	2,258,548
Administrative services fees	608,333
Custodian fees	3,021
Distribution fees - Series II	27,568
Transfer agent fees	20,192
Trustees’ and officers’ fees and benefits	12,168
Reports to shareholders	4,448
Professional services fees	22,328
Other	4,271
Total expenses	2,960,877
Less: Fees waived	(4,114)
Net expenses	2,956,763
Net investment income	1,776,920
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	28,374,108
Affiliated investment securities	10
Foreign currencies	(874)
28,373,244
Change in net unrealized appreciation of:
Unaffiliated investment securities	17,411,156
Affiliated investment securities	1,249
Foreign currencies	8,092
17,420,497
Net realized and unrealized gain	45,793,741
Net increase in net assets resulting from operations	$47,570,661
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Core Equity Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$1,776,920	$4,805,929
Net realized gain	28,373,244	57,086,961
Change in net unrealized appreciation	17,420,497	101,874,605
Net increase in net assets resulting from operations	47,570,661	163,767,495
Distributions to shareholders from distributable earnings:
Series I	—	(65,342,737)
Series II	—	(2,021,044)
Total distributions from distributable earnings	—	(67,363,781)
Share transactions–net:
Series I	(62,438,431)	(3,157,491)
Series II	(1,016,520)	(650,104)
Net increase (decrease) in net assets resulting from share transactions	(63,454,951)	(3,807,595)
Net increase (decrease) in net assets	(15,884,290)	92,596,119
Net assets:
Beginning of period	772,275,894	679,679,775
End of period	$756,391,604	$772,275,894
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Core Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$33.62	$0.08	$2.20	$2.28	$—	$—	$—	$35.90	6.78%	$733,134	0.80%(d)	0.80%(d)	0.49%(d)	17%
Year ended 12/31/24	29.29	0.22	7.24	7.46	(0.24)	(2.89)	(3.13)	33.62	25.60	749,457	0.81	0.81	0.67	46
Year ended 12/31/23	24.55	0.17	5.45	5.62	(0.21)	(0.67)	(0.88)	29.29	23.36	659,227	0.80	0.80	0.61	47
Year ended 12/31/22	37.79	0.24	(8.10)	(7.86)	(0.30)	(5.08)	(5.38)	24.55	(20.55)	682,777	0.80	0.80	0.78	88
Year ended 12/31/21	30.43	0.25	8.16	8.41	(0.24)	(0.81)	(1.05)	37.79	27.74	969,408	0.80	0.80	0.72	54
Year ended 12/31/20	34.95	0.29	3.89	4.18	(0.48)	(8.22)	(8.70)	30.43	13.85	740,345	0.81	0.81	0.89	50
Series II
Six months ended 06/30/25	33.39	0.04	2.18	2.22	—	—	—	35.61	6.65	23,258	1.05 (d)	1.05 (d)	0.24 (d)	17
Year ended 12/31/24	29.12	0.14	7.19	7.33	(0.17)	(2.89)	(3.06)	33.39	25.29	22,819	1.06	1.06	0.42	46
Year ended 12/31/23	24.40	0.10	5.42	5.52	(0.13)	(0.67)	(0.80)	29.12	23.08	20,453	1.05	1.05	0.36	47
Year ended 12/31/22	37.57	0.16	(8.05)	(7.89)	(0.20)	(5.08)	(5.28)	24.40	(20.75)	18,208	1.05	1.05	0.53	88
Year ended 12/31/21	30.27	0.16	8.11	8.27	(0.16)	(0.81)	(0.97)	37.57	27.42	25,276	1.05	1.05	0.47	54
Year ended 12/31/20	34.81	0.21	3.85	4.06	(0.38)	(8.22)	(8.60)	30.27	13.53	22,009	1.06	1.06	0.64	50

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Core Equity Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
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Invesco V.I. Core Equity Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
9
Invesco V.I. Core Equity Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $698 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.650%
Next $1.75 billion	0.600%
Over $2 billion	0.580%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.62%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
10
Invesco V.I. Core Equity Fund

For the six months ended June 30, 2025, the Adviser waived advisory fees of $4,114.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $59,468 for accounting and fund administrative services and was reimbursed $548,865 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$734,924,399	$16,397,805	$—	$751,322,204
Money Market Funds	5,445,670	21,817,295	—	27,262,965
Total Investments	$740,370,069	$38,215,100	$—	$778,585,169
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
11
Invesco V.I. Core Equity Fund

The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $123,174,734 and $180,686,228, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$302,179,045
Aggregate unrealized (depreciation) of investments	(9,461,854)
Net unrealized appreciation of investments	$292,717,191
Cost of investments for tax purposes is $485,867,978.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	271,834	$8,855,411	2,637,482	$88,863,991
Series II	19,228	631,201	61,381	2,003,302
Issued as reinvestment of dividends:
Series I	-	-	1,966,970	65,342,737
Series II	-	-	61,225	2,021,044
Reacquired:
Series I	(2,144,360)	(71,293,842)	(4,820,352)	(157,364,219)
Series II	(49,584)	(1,647,721)	(141,623)	(4,674,450)
Net increase (decrease) in share activity	(1,902,882)	$(63,454,951)	(234,917)	$(3,807,595)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco V.I. Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Index (Index).  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period and in the fourth quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed
13
Invesco V.I. Core Equity Fund

more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were reasonably comparable to and the same as, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was amended effective July 1, 2024 to add an additional breakpoint for assets over $2 billion.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such total expenses.  The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
 The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a
14
Invesco V.I. Core Equity Fund

direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco V.I. Core Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. Core Equity Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Core Plus Bond Fund

2	Schedule of Investments
27	Financial Statements
29	Financial Highlights
30	Notes to Financial Statements
37	Approval of Investment Advisory and Sub-Advisory Contracts
40	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VICPB-NCSRS

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–48.42%
Aerospace & Defense–0.60%
BAE Systems PLC (United Kingdom), 5.13%, 03/26/2029(b)	$200,000	$205,070
Boeing Co. (The),
6.26%, 05/01/2027	3,000	3,088
6.30%, 05/01/2029	2,000	2,115
6.39%, 05/01/2031	3,000	3,225
6.53%, 05/01/2034	6,000	6,523
5.81%, 05/01/2050	2,000	1,920
General Dynamics Corp., 4.95%, 08/15/2035	32,000	32,138
Hexcel Corp., 5.88%, 02/26/2035	6,000	6,107
Howmet Aerospace, Inc., 4.85%, 10/15/2031	2,000	2,028
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	4,000	4,113
5.75%, 01/15/2035	4,000	4,127
L3Harris Technologies, Inc., 5.40%, 07/31/2033	1,000	1,028
Lockheed Martin Corp.,
4.50%, 02/15/2029	3,000	3,030
4.80%, 08/15/2034	4,000	3,989
5.90%, 11/15/2063	2,000	2,068
RTX Corp.,
5.75%, 01/15/2029	2,000	2,096
6.00%, 03/15/2031	3,000	3,225
5.15%, 02/27/2033	2,000	2,045
6.40%, 03/15/2054	1,000	1,097
TransDigm, Inc.,
6.75%, 08/15/2028(b)	81,000	82,814
6.38%, 03/01/2029(b)	97,000	99,637
6.38%, 05/31/2033(b)	382,000	383,301
		854,784
Agricultural & Farm Machinery–0.16%
AGCO Corp.,
5.45%, 03/21/2027	2,000	2,025
5.80%, 03/21/2034	3,000	3,047
CNH Industrial Capital LLC, 4.75%, 03/21/2028	11,000	11,085
Imperial Brands Finance PLC (United Kingdom), 5.63%, 07/01/2035(b)	200,000	200,753
John Deere Capital Corp., 5.10%, 04/11/2034	5,000	5,118
		222,028
Air Freight & Logistics–0.18%
GXO Logistics, Inc.,
6.25%, 05/06/2029	5,000	5,222
6.50%, 05/06/2034	4,000	4,187
Principal Amount		Value
Air Freight & Logistics–(continued)
United Parcel Service, Inc.,
4.65%, 10/15/2030	$58,000	$58,821
5.15%, 05/22/2034	5,000	5,127
5.25%, 05/14/2035	59,000	60,193
5.50%, 05/22/2054	4,000	3,882
5.95%, 05/14/2055	39,000	40,054
5.60%, 05/22/2064	3,000	2,891
6.05%, 05/14/2065	70,000	71,709
		252,086
Application Software–0.17%
Autodesk, Inc., 5.30%, 06/15/2035	72,000	73,264
Cadence Design Systems, Inc., 4.70%, 09/10/2034	4,000	3,953
Fair Isaac Corp., 6.00%, 05/15/2033(b)	90,000	91,050
Intuit, Inc., 5.20%, 09/15/2033	2,000	2,073
Roper Technologies, Inc.,
4.50%, 10/15/2029	4,000	4,009
4.75%, 02/15/2032	3,000	3,007
4.90%, 10/15/2034	5,000	4,933
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	51,000	51,080
6.50%, 06/01/2032(b)	11,000	11,430
Synopsys, Inc., 5.70%, 04/01/2055	4,000	3,980
		248,779
Asset Management & Custody Banks–0.77%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	5,000	4,998
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	3,000	3,145
5.15%, 05/15/2033	1,000	1,027
5.20%, 04/15/2035	22,000	22,170
Ares Capital Corp., 5.50%, 09/01/2030	214,000	213,393
Ares Strategic Income Fund,
5.70%, 03/15/2028	11,000	11,093
5.45%, 09/09/2028(b)	107,000	107,076
Bank of New York Mellon Corp. (The),
5.02% (SOFR + 0.68%), 06/09/2028(c)	279,000	279,383
4.89%, 07/21/2028(d)	6,000	6,081
4.98%, 03/14/2030(d)	1,000	1,024
5.06%, 07/22/2032(d)	2,000	2,048
5.83%, 10/25/2033(d)	3,000	3,183
5.19%, 03/14/2035(d)	2,000	2,026
5.32%, 06/06/2036(d)	104,000	106,206
Series J, 4.97%, 04/26/2034(d)	2,000	2,007
Series I, 3.75%(d)(e)	1,000	979
Blackstone Private Credit Fund, 4.95%, 09/26/2027	4,000	3,981
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	4,000	3,822
5.88%, 11/15/2027	5,000	5,107
Brookfield Asset Management Ltd. (Canada), 5.80%, 04/24/2035	120,000	123,184
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
Citadel L.P.,
6.00%, 01/23/2030(b)	$4,000	$4,137
6.38%, 01/23/2032(b)	6,000	6,269
Northern Trust Corp., 6.13%, 11/02/2032	2,000	2,160
State Street Corp.,
5.29% (SOFR + 0.95%), 04/24/2028(c)	49,000	49,241
5.68%, 11/21/2029(d)	3,000	3,138
4.73%, 02/28/2030	13,000	13,200
4.83%, 04/24/2030	75,000	76,410
6.12%, 11/21/2034(d)	1,000	1,069
5.15%, 02/28/2036(d)	17,000	17,205
6.45%(d)(e)	18,000	18,358
		1,093,120
Automobile Manufacturers–2.85%
American Honda Finance Corp., 4.90%, 01/10/2034	2,000	1,980
Daimler Truck Finance North America LLC (Germany),
5.15%, 01/16/2026(b)	150,000	150,468
5.00%, 01/15/2027(b)	150,000	151,493
5.63%, 01/13/2035(b)	116,000	118,134
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	242,000	245,352
7.35%, 11/04/2027	209,000	217,120
5.92%, 03/20/2028	200,000	202,071
6.80%, 05/12/2028(f)	339,000	350,456
6.80%, 11/07/2028	200,000	207,273
7.20%, 06/10/2030	49,000	51,587
Honda Motor Co. Ltd. (Japan),
4.44%, 07/08/2028	262,000	262,362
4.69%, 07/08/2030	193,000	193,375
5.34%, 07/08/2035	262,000	262,768
Hyundai Capital America,
4.88%, 06/23/2027(b)	149,000	149,923
5.00%, 01/07/2028(b)	37,000	37,295
5.60%, 03/30/2028(b)	2,000	2,049
5.35%, 03/19/2029(b)	3,000	3,058
5.30%, 01/08/2030(b)	17,000	17,371
5.80%, 04/01/2030(b)	1,000	1,039
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	201,000	203,808
Mercedes-Benz Finance North America LLC (Germany),
5.10%, 08/03/2028(b)	256,000	260,751
4.85%, 01/11/2029(b)	145,000	146,251
5.00%, 01/11/2034(b)	150,000	148,844
5.13%, 08/01/2034(b)	204,000	203,666
PACCAR Financial Corp., 4.00%, 09/26/2029	11,000	10,947
Toyota Motor Credit Corp.,
4.55%, 08/09/2029	6,000	6,050
5.10%, 03/21/2031	1,000	1,027
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)	200,000	202,415
5.60%, 03/22/2034(b)	236,000	237,128
		4,046,061
Principal Amount		Value
Automotive Parts & Equipment–0.46%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	$112,000	$116,546
ERAC USA Finance LLC,
5.00%, 02/15/2029(b)	3,000	3,072
4.90%, 05/01/2033(b)	2,000	2,001
Magna International, Inc. (Canada), 5.88%, 06/01/2035	20,000	20,534
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	150,000	150,592
7.13%, 04/14/2030(b)	85,000	83,207
6.75%, 04/23/2030(b)	86,000	82,695
6.88%, 04/23/2032(b)	203,000	187,781
		646,428
Automotive Retail–0.00%
AutoZone, Inc., 5.20%, 08/01/2033	1,000	1,014
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	6,000	5,946
		6,960
Biotechnology–0.01%
AbbVie, Inc.,
4.80%, 03/15/2029	3,000	3,059
5.05%, 03/15/2034	3,000	3,056
5.40%, 03/15/2054	4,000	3,892
5.50%, 03/15/2064	3,000	2,912
Amgen, Inc., 5.15%, 03/02/2028	3,000	3,066
Gilead Sciences, Inc.,
5.25%, 10/15/2033	1,000	1,035
5.55%, 10/15/2053	2,000	1,976
		18,996
Broadcasting–0.01%
Paramount Global,
5.85%, 09/01/2043	6,000	5,226
4.95%, 05/19/2050	6,000	4,594
		9,820
Broadline Retail–0.15%
El Puerto de Liverpool S.A.B. de C.V. (Mexico), 6.66%, 01/22/2037(b)	200,000	206,380
Building Products–0.05%
Carrier Global Corp., 5.90%, 03/15/2034	3,000	3,196
Holcim Finance US LLC,
4.70%, 04/07/2028(b)	30,000	30,281
4.95%, 04/07/2030(b)	8,000	8,111
5.40%, 04/07/2035(b)	32,000	32,483
Lennox International, Inc., 5.50%, 09/15/2028	2,000	2,063
		76,134
Cable & Satellite–0.21%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)	80,000	81,660
7.38%, 03/01/2031(b)	29,000	30,277
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 02/01/2034	3,000	3,214
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Cable & Satellite–(continued)
Comcast Corp.,
5.50%, 11/15/2032	$1,000	$1,051
6.05%, 05/15/2055	176,000	179,838
Cox Communications, Inc., 5.70%, 06/15/2033(b)	3,000	3,038
		299,078
Cargo Ground Transportation–0.02%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	3,000	3,026
5.35%, 01/12/2027(b)	2,000	2,023
5.70%, 02/01/2028(b)	3,000	3,086
5.55%, 05/01/2028(b)	1,000	1,028
6.05%, 08/01/2028(b)	1,000	1,042
5.25%, 02/01/2030(b)	13,000	13,310
Ryder System, Inc., 4.90%, 12/01/2029	5,000	5,076
		28,591
Commercial & Residential Mortgage Finance–0.29%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)	2,000	2,085
6.75%, 10/25/2028(b)	3,000	3,190
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	200,000	205,100
Radian Group, Inc., 6.20%, 05/15/2029	2,000	2,079
Rocket Cos., Inc.,
6.13%, 08/01/2030(b)	49,000	49,963
6.38%, 08/01/2033(b)	143,000	146,496
		408,913
Computer & Electronics Retail–0.08%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	2,000	2,019
5.50%, 04/01/2035	114,000	115,178
Leidos, Inc., 5.75%, 03/15/2033	3,000	3,128
		120,325
Construction Machinery & Heavy Transportation Equipment– 0.51%
Caterpillar, Inc.,
5.20%, 05/15/2035	55,000	56,093
5.50%, 05/15/2055	13,000	12,966
Cummins, Inc.,
4.70%, 02/15/2031	197,000	198,862
5.30%, 05/09/2035	166,000	168,636
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	30,000	31,091
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	84,000	85,216
5.50%, 05/29/2035	174,000	176,601
		729,465
Construction Materials–0.12%
JH North America Holdings, Inc.,
5.88%, 01/31/2031(b)	110,000	111,030
6.13%, 07/31/2032(b)	62,000	63,068
		174,098
Principal Amount		Value
Consumer Electronics–0.07%
LG Electronics, Inc. (South Korea), 5.63%, 04/24/2029(b)	$100,000	$103,314
Consumer Finance–0.65%
American Express Co.,
5.65%, 04/23/2027(d)	1,000	1,009
4.73%, 04/25/2029(d)	77,000	77,891
5.60% (SOFR + 1.26%), 04/25/2029(c)	236,000	238,241
5.53%, 04/25/2030(d)	2,000	2,080
5.02%, 04/25/2031(d)	168,000	171,591
5.44%, 01/30/2036(d)	9,000	9,191
5.67%, 04/25/2036(d)	113,000	117,059
Capital One Financial Corp., 7.15%, 10/29/2027(d)	2,000	2,067
FirstCash, Inc., 6.88%, 03/01/2032(b)	172,000	178,199
General Motors Financial Co., Inc., 5.40%, 04/06/2026	2,000	2,009
OneMain Finance Corp., 7.13%, 09/15/2032	124,000	128,528
		927,865
Consumer Staples Merchandise Retail–0.07%
Dollar General Corp., 5.50%, 11/01/2052	2,000	1,859
Walmart, Inc., 4.90%, 04/28/2035	94,000	95,243
		97,102
Distillers & Vintners–0.01%
Constellation Brands, Inc.,
4.80%, 05/01/2030	13,000	13,112
4.90%, 05/01/2033	1,000	991
		14,103
Distributors–0.01%
Genuine Parts Co.,
6.50%, 11/01/2028	3,000	3,188
4.95%, 08/15/2029	4,000	4,063
6.88%, 11/01/2033	2,000	2,224
		9,475
Diversified Banks–13.03%
Africa Finance Corp. (Supranational), 7.50%(b)(d)(e)	280,000	272,520
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)	387,000	421,967
5.20%, 09/30/2035(b)(d)	380,000	372,422
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(d)(e)	200,000	221,219
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(d)	200,000	203,278
9.63%(d)(e)	200,000	221,293
9.63%(d)(e)	200,000	233,744
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Bank of America Corp.,
5.41% (SOFR + 1.05%), 02/04/2028(c)	$2,000	$2,018
4.95%, 07/22/2028(d)	2,000	2,023
5.19% (SOFR + 0.83%), 01/24/2029(c)	8,000	7,993
5.20%, 04/25/2029(d)	1,000	1,022
4.62%, 05/09/2029(d)	94,000	94,609
4.27%, 07/23/2029(d)	1,000	997
5.16%, 01/24/2031(d)	4,000	4,101
5.35% (SOFR + 1.01%), 01/24/2031(c)	6,000	5,983
5.43%, 08/15/2035(d)	5,000	5,001
5.51%, 01/24/2036(d)	58,000	59,659
5.46%, 05/09/2036(d)	146,000	149,767
7.75%, 05/14/2038	232,000	277,115
6.63%(d)(e)	109,000	113,159
Bank of Montreal (Canada),
5.30%, 06/05/2026	2,000	2,018
7.70%, 05/26/2084(d)	365,000	377,806
7.30%, 11/26/2084(d)	207,000	211,953
Bank of New York Mellon (The), 5.06% (SOFR + 0.71%), 04/20/2027(c)	260,000	260,592
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(d)(f)	306,000	325,498
8.00%, 01/27/2084(d)	54,000	57,400
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(d)	207,000	226,065
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(d)	200,000	201,060
5.85% (SOFR + 1.43%), 05/09/2029(b)(c)	356,000	359,640
5.09%, 05/09/2031(b)(d)(f)	341,000	344,440
7.45%(b)(d)(e)	200,000	201,700
BPCE S.A. (France), 6.29%, 01/14/2036(b)(d)	250,000	262,667
Canadian Imperial Bank of Commerce (Canada), 6.95%, 01/28/2085(d)	364,000	365,939
Citigroup, Inc.,
5.48% (SOFR + 1.14%), 05/07/2028(c)	177,000	177,920
5.17%, 02/13/2030(d)	3,000	3,061
4.54%, 09/19/2030(d)	10,000	9,957
4.95%, 05/07/2031(d)	193,000	195,253
5.80% (SOFR + 1.46%), 05/07/2031(c)	190,000	191,161
6.17%, 05/25/2034(d)	3,000	3,142
5.83%, 02/13/2035(d)	3,000	3,062
5.41%, 09/19/2039(d)	7,000	6,802
5.61%, 03/04/2056(d)	24,000	23,574
Series AA, 7.63%(d)(e)	64,000	67,513
Series BB, 7.20%(d)(e)	76,000	78,552
Series DD, 7.00%(d)(e)	135,000	142,245
Series W, 4.00%(d)(e)	6,000	5,973
Series Z, 7.38%(d)(e)	71,000	74,870
Comerica, Inc., 5.98%, 01/30/2030(d)	3,000	3,074
Credit Agricole S.A. (France), 5.22%, 05/27/2031(b)(d)	250,000	254,750
Principal Amount		Value
Diversified Banks–(continued)
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)(f)	$337,000	$338,962
Fifth Third Bancorp,
6.34%, 07/27/2029(d)	2,000	2,107
4.77%, 07/28/2030(d)	5,000	5,032
5.63%, 01/29/2032(d)	1,000	1,041
HSBC Holdings PLC (United Kingdom),
5.60%, 05/17/2028(d)	224,000	228,276
5.21%, 08/11/2028(d)	207,000	209,964
5.29%, 11/19/2030(d)	256,000	261,591
5.13%, 03/03/2031(d)	200,000	202,723
5.24%, 05/13/2031(d)	213,000	216,925
5.91% (SOFR + 1.57%), 05/13/2031(c)	390,000	392,380
5.79%, 05/13/2036(d)	239,000	245,912
6.33%, 03/09/2044(d)	315,000	338,356
6.88%(d)(e)	216,000	219,128
6.95%(d)(e)	200,000	201,559
7.05%(d)(e)	232,000	235,261
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(d)	200,000	205,136
JPMorgan Chase & Co.,
3.63%, 12/01/2027	2,000	1,973
5.57%, 04/22/2028(d)	3,000	3,063
4.85%, 07/25/2028(d)	2,000	2,021
4.92%, 01/24/2029(d)	5,000	5,068
5.30%, 07/24/2029(d)	1,000	1,027
6.09%, 10/23/2029(d)	2,000	2,102
5.01%, 01/23/2030(d)	2,000	2,037
5.58%, 04/22/2030(d)	1,000	1,039
5.00%, 07/22/2030(d)	6,000	6,111
4.60%, 10/22/2030(d)	8,000	8,029
5.14%, 01/24/2031(d)	7,000	7,180
5.10%, 04/22/2031(d)	93,000	95,330
5.72%, 09/14/2033(d)	2,000	2,085
5.34%, 01/23/2035(d)	3,000	3,072
5.50%, 01/24/2036(d)	9,000	9,274
5.57%, 04/22/2036(d)	84,000	87,086
5.53%, 11/29/2045(d)	54,000	54,157
Series W, 5.59% (3 mo. Term SOFR + 1.26%), 05/15/2047(c)	1,000	888
Series NN, 6.88%(d)(e)	2,000	2,116
Series OO, 6.50%(d)(e)	28,000	28,988
KeyCorp, 2.55%, 10/01/2029	3,000	2,772
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	230,000	232,079
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.26%, 04/17/2030(d)	276,000	283,245
5.16%, 04/24/2031(d)	200,000	204,844
5.83% (SOFR + 1.48%), 04/24/2031(c)	200,000	203,482
5.43%, 04/17/2035(d)	292,000	298,332
5.57%, 01/16/2036(d)	260,000	267,257
5.62%, 04/24/2036(d)	592,000	608,991
8.20%(d)(e)	158,000	171,144
Mizuho Financial Group, Inc. (Japan),
5.38%, 07/10/2030(d)	200,000	205,833
5.59%, 07/10/2035(d)	268,000	275,937
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	$291,000	$297,204
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	200,000	207,562
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(d)(f)	448,000	459,229
Nordea Bank Abp (Finland), 6.30%(b)(d)(e)	200,000	195,308
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(d)	1,000	1,028
5.58%, 06/12/2029(d)	1,000	1,036
4.90%, 05/13/2031(d)	179,000	181,316
6.04%, 10/28/2033(d)	2,000	2,128
5.07%, 01/24/2034(d)	1,000	1,005
6.88%, 10/20/2034(d)	1,000	1,118
Series V, 6.20%(d)(e)	3,000	3,064
Series W, 6.25%(d)(e)	3,000	3,092
Royal Bank of Canada (Canada),
5.06% (SOFR + 0.71%), 01/21/2027(c)	2,000	2,006
4.95%, 02/01/2029	2,000	2,046
5.00%, 02/01/2033	1,000	1,016
7.50%, 05/02/2084(d)	338,000	350,113
6.75%, 08/24/2085(d)	366,000	367,186
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	200,000	203,087
6.05%, 10/15/2030(b)(d)	200,000	202,123
5.24%, 05/13/2031(b)(d)	200,000	203,004
6.05% (SOFR + 1.68%), 05/13/2031(b)(c)	200,000	202,214
7.75%(b)(d)(e)	288,000	299,478
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(d)(e)	285,000	286,354
Sumitomo Mitsui Trust Bank Ltd. (Japan), 5.35%, 03/07/2034(b)	200,000	204,337
Synovus Bank, 5.63%, 02/15/2028	250,000	252,767
Toronto-Dominion Bank (The) (Canada),
4.78%, 12/17/2029	8,000	8,096
8.13%, 10/31/2082(d)	247,000	258,586
7.25%, 07/31/2084(d)	262,000	269,534
U.S. Bancorp,
5.78%, 06/12/2029(d)	3,000	3,116
5.38%, 01/23/2030(d)	3,000	3,089
Wells Fargo & Co.,
5.71%, 04/22/2028(d)	2,000	2,044
4.81%, 07/25/2028(d)	2,000	2,017
5.71% (SOFR + 1.37%), 04/23/2029(c)	99,000	100,287
5.57%, 07/25/2029(d)	3,000	3,098
6.30%, 10/23/2029(d)	3,000	3,171
5.20%, 01/23/2030(d)	3,000	3,074
5.15%, 04/23/2031(d)	163,000	166,987
4.90%, 07/25/2033(d)	2,000	2,001
5.39%, 04/24/2034(d)	2,000	2,047
5.56%, 07/25/2034(d)	2,000	2,065
5.50%, 01/23/2035(d)	2,000	2,052
5.61%, 04/23/2036(d)	218,000	225,109
6.85%(d)(e)	6,000	6,320
7.63%(d)(e)	3,000	3,230
Principal Amount		Value
Diversified Banks–(continued)
Westpac Banking Corp. (Australia),
6.82%, 11/17/2033	$3,000	$3,300
5.62%, 11/20/2035(d)	6,000	6,043
		18,492,579
Diversified Capital Markets–0.73%
Deutsche Bank AG (Germany), 5.30%, 05/09/2031(d)	150,000	152,384
UBS Group AG (Switzerland),
5.43%, 02/08/2030(b)(d)	200,000	205,448
7.13%(b)(d)(e)	226,000	225,636
9.25%(b)(d)(e)	201,000	232,941
9.25%(b)(d)(e)	200,000	218,795
		1,035,204
Diversified Financial Services–0.87%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.50%, 01/31/2056(d)	241,000	241,986
Apollo Global Management, Inc., 6.38%, 11/15/2033	3,000	3,281
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	7,000	7,040
6.38%, 05/04/2028(b)	3,000	3,130
BlackRock Funding, Inc., 4.90%, 01/08/2035	2,000	2,026
Corebridge Financial, Inc.,
6.05%, 09/15/2033	2,000	2,107
5.75%, 01/15/2034	3,000	3,119
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	341,000	341,767
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	120,000	118,191
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	34,000	35,798
6.13%, 11/01/2032(b)	119,000	120,210
6.75%, 05/01/2033(b)	104,000	106,998
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	245,000	245,053
		1,230,706
Diversified Metals & Mining–0.45%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	1,000	1,026
5.25%, 09/08/2030	2,000	2,074
5.25%, 09/08/2033	3,000	3,073
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	200,000	194,945
Glencore Funding LLC (Australia),
4.91%, 04/01/2028(b)	21,000	21,219
5.37%, 04/04/2029(b)	1,000	1,026
5.19%, 04/01/2030(b)	29,000	29,580
5.63%, 04/04/2034(b)	3,000	3,059
5.67%, 04/01/2035(b)	49,000	50,011
5.89%, 04/04/2054(b)	1,000	981
6.14%, 04/01/2055(b)	20,000	20,237
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Metals & Mining–(continued)
Rio Tinto Finance (USA) PLC (Australia),
4.88%, 03/14/2030	$22,000	$22,431
5.00%, 03/14/2032	22,000	22,396
5.25%, 03/14/2035	21,000	21,379
5.75%, 03/14/2055	21,000	21,047
5.88%, 03/14/2065	13,000	13,071
Windfall Mining Group, Inc. (South Africa), 5.85%, 05/13/2032(b)	201,000	205,542
		633,097
Diversified REITs–0.04%
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	3,000	3,084
ERP Operating L.P., 4.95%, 06/15/2032	50,000	50,595
VICI Properties L.P.,
5.75%, 04/01/2034	2,000	2,046
6.13%, 04/01/2054	2,000	1,968
		57,693
Diversified Support Services–0.28%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	270,000	271,033
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	2,000	2,110
5.04%, 03/25/2030(b)	49,000	49,453
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	23,000	23,621
7.75%, 03/15/2031(b)	45,000	47,363
		393,580
Drug Retail–0.41%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	215,000	213,643
CVS Pass-Through Trust, 5.77%, 01/10/2033(b)	58,038	58,516
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030(f)	300,000	305,568
		577,727
Electric Utilities–2.28%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	162,000	160,156
AEP Transmission Co. LLC, 5.38%, 06/15/2035	17,000	17,378
Alabama Power Co.,
5.85%, 11/15/2033	3,000	3,202
5.10%, 04/02/2035	10,000	10,083
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	202,000	216,097
American Electric Power Co., Inc.,
5.75%, 11/01/2027	2,000	2,064
5.20%, 01/15/2029	2,000	2,052
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	50,000	51,273
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	57,000	57,784
6.19%, 06/01/2035(b)	108,000	111,506
Principal Amount		Value
Electric Utilities–(continued)
CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030	$15,000	$15,273
5.05%, 03/01/2035	6,000	5,997
Series AJ, 4.85%, 10/01/2052	1,000	898
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	273,702	274,134
Commonwealth Edison Co., 5.95%, 06/01/2055	34,000	35,238
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	1,000	1,041
5.90%, 11/15/2053	2,000	2,043
Constellation Energy Generation LLC,
6.13%, 01/15/2034	2,000	2,155
6.50%, 10/01/2053	3,000	3,224
5.75%, 03/15/2054	1,000	981
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	4,000	4,090
5.25%, 03/15/2035	13,000	13,305
5.35%, 01/15/2053	2,000	1,922
Duke Energy Corp.,
4.85%, 01/05/2029	2,000	2,032
5.00%, 08/15/2052	1,000	878
Duke Energy Indiana LLC,
5.40%, 04/01/2053	2,000	1,908
5.90%, 05/15/2055	21,000	21,608
Electricite de France S.A. (France),
6.38%, 01/13/2055(b)	184,000	184,791
9.13%(b)(d)(e)	200,000	226,085
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	200,000	201,190
Entergy Corp., 7.13%, 12/01/2054(d)	2,000	2,074
Entergy Louisiana LLC,
5.15%, 09/15/2034	6,000	6,039
5.80%, 03/15/2055	10,000	10,018
Entergy Texas, Inc.,
5.25%, 04/15/2035	14,000	14,121
5.55%, 09/15/2054	5,000	4,776
Evergy Metro, Inc., 4.95%, 04/15/2033	3,000	2,998
Exelon Corp.,
5.15%, 03/15/2029	2,000	2,053
5.13%, 03/15/2031	29,000	29,727
5.45%, 03/15/2034	1,000	1,027
5.88%, 03/15/2055	20,000	19,986
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	2,000	2,041
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	5,000	5,005
5.00%, 01/15/2035	6,000	5,940
Florida Power & Light Co.,
4.80%, 05/15/2033	2,000	2,006
5.80%, 03/15/2065	9,000	9,141
Georgia Power Co., 4.95%, 05/17/2033	3,000	3,025
MidAmerican Energy Co.,
5.35%, 01/15/2034	3,000	3,111
5.85%, 09/15/2054	1,000	1,031
5.30%, 02/01/2055	2,000	1,905
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029	$3,000	$3,055
5.00%, 02/07/2031	3,000	3,077
5.80%, 01/15/2033	2,000	2,126
5.00%, 08/15/2034	8,000	8,056
7.13%, 09/15/2053(d)	9,000	9,433
NextEra Energy Capital Holdings, Inc.,
4.90%, 03/15/2029	4,000	4,065
5.05%, 03/15/2030	34,000	34,806
5.45%, 03/15/2035	21,000	21,416
6.75%, 06/15/2054(d)	3,000	3,120
6.38%, 08/15/2055(d)	9,000	9,213
Niagara Mohawk Power Corp.,
4.65%, 10/03/2030(b)	161,000	161,000
5.29%, 01/17/2034(b)	2,000	1,995
6.00%, 07/03/2055(b)	185,000	185,000
Northern States Power Co.,
5.05%, 05/15/2035	88,000	88,918
5.65%, 05/15/2055	33,000	32,973
Oglethorpe Power Corp. (An Electric Membership Corp.), 5.90%, 02/01/2055	6,000	5,902
Ohio Power Co., 5.65%, 06/01/2034	2,000	2,058
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	11,000	10,739
Oncor Electric Delivery Co. LLC,
4.65%, 11/01/2029	9,000	9,108
5.65%, 11/15/2033	1,000	1,051
5.80%, 04/01/2055(b)	29,000	29,156
PacifiCorp,
5.10%, 02/15/2029	2,000	2,040
5.30%, 02/15/2031	2,000	2,061
5.45%, 02/15/2034	1,000	1,015
5.80%, 01/15/2055	1,000	958
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	14,000	14,200
5.15%, 05/15/2030	26,000	26,626
PPL Capital Funding, Inc., 5.25%, 09/01/2034	1,000	1,009
PSEG Power LLC, 5.20%, 05/15/2030(b)	50,000	51,044
Public Service Co. of Colorado, 5.25%, 04/01/2053	1,000	920
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	2,000	2,073
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	2,000	1,870
5.55%, 04/15/2054	6,000	5,785
Sierra Pacific Power Co., 5.90%, 03/15/2054	1,000	1,004
Southern Co. (The),
5.70%, 10/15/2032	3,000	3,154
4.85%, 03/15/2035	6,000	5,870
Southwestern Electric Power Co., 5.30%, 04/01/2033	3,000	3,030
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	41,000	41,734
Principal Amount		Value
Electric Utilities–(continued)
Union Electric Co.,
5.20%, 04/01/2034	$2,000	$2,035
5.25%, 04/15/2035	23,000	23,499
5.13%, 03/15/2055	6,000	5,556
Virginia Electric & Power Co., 5.00%, 04/01/2033	3,000	3,034
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	6,000	6,033
5.63%, 02/15/2027(b)(f)	500,000	500,655
7.75%, 10/15/2031(b)	88,000	93,593
6.88%, 04/15/2032(b)	37,000	38,707
6.95%, 10/15/2033(b)	1,000	1,099
6.00%, 04/15/2034(b)	1,000	1,039
5.70%, 12/30/2034(b)	11,000	11,210
Xcel Energy, Inc., 4.75%, 03/21/2028	9,000	9,090
		3,242,622
Electrical Components & Equipment–0.10%
EnerSys, 4.38%, 12/15/2027(b)	23,000	22,690
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	47,000	47,304
5.25%, 04/30/2032(b)	68,000	69,028
Regal Rexnord Corp.,
6.30%, 02/15/2030	2,000	2,096
6.40%, 04/15/2033	2,000	2,113
		143,231
Electronic Components–0.01%
Amphenol Corp.,
5.00%, 01/15/2035	8,000	8,090
5.38%, 11/15/2054	5,000	4,897
		12,987
Electronic Equipment & Instruments–0.03%
Keysight Technologies, Inc., 5.35%, 07/30/2030	45,000	46,426
Electronic Manufacturing Services–0.06%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	78,000	79,827
Environmental & Facilities Services–0.02%
Republic Services, Inc.,
4.88%, 04/01/2029	3,000	3,066
5.00%, 12/15/2033	1,000	1,021
5.00%, 04/01/2034	3,000	3,046
Rollins, Inc., 5.25%, 02/24/2035	9,000	9,038
Veralto Corp.,
5.50%, 09/18/2026	2,000	2,024
5.35%, 09/18/2028	2,000	2,062
Waste Management, Inc., 5.35%, 10/15/2054	9,000	8,669
		28,926
Financial Exchanges & Data–0.01%
Intercontinental Exchange, Inc.,
4.95%, 06/15/2052	2,000	1,810
5.20%, 06/15/2062	1,000	919
Moody’s Corp., 5.25%, 07/15/2044	2,000	1,914
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Financial Exchanges & Data–(continued)
Nasdaq, Inc.,
5.35%, 06/28/2028	$2,000	$2,060
5.55%, 02/15/2034	2,000	2,085
5.95%, 08/15/2053	2,000	2,042
6.10%, 06/28/2063	3,000	3,063
		13,893
Food Distributors–0.01%
Sysco Corp., 5.10%, 09/23/2030	10,000	10,250
Food Retail–0.00%
Kroger Co. (The), 5.65%, 09/15/2064	6,000	5,685
Forest Products–0.09%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	47,000	47,248
4.95%, 06/30/2032(b)	73,000	73,914
		121,162
Gas Utilities–0.46%
Atmos Energy Corp.,
5.90%, 11/15/2033	3,000	3,222
5.20%, 08/15/2035	381,000	385,650
6.20%, 11/15/2053	3,000	3,249
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	1,000	1,031
Snam S.p.A. (Italy), 5.00%, 05/28/2030(b)	209,000	210,846
Southwest Gas Corp., 5.45%, 03/23/2028	3,000	3,071
Venture Global Plaquemines LNG LLC, 6.50%, 01/15/2034(b)	46,000	46,000
		653,069
Gold–0.03%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	38,000	39,187
Health Care Distributors–0.45%
Cardinal Health, Inc., 5.45%, 02/15/2034	2,000	2,059
Cencora, Inc., 5.13%, 02/15/2034	1,000	1,008
McKesson Corp.,
4.25%, 09/15/2029	5,000	4,995
4.65%, 05/30/2030	211,000	212,765
4.95%, 05/30/2032	165,000	167,278
5.25%, 05/30/2035	247,000	251,002
		639,107
Health Care Equipment–0.08%
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	91,000	91,780
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	3,000	3,044
Stryker Corp.,
4.25%, 09/11/2029	3,000	2,996
4.85%, 02/10/2030	9,000	9,185
5.20%, 02/10/2035	13,000	13,256
		120,261
Principal Amount		Value
Health Care Facilities–0.02%
Adventist Health System, 5.76%, 12/01/2034	$5,000	$5,013
Universal Health Services, Inc.,
4.63%, 10/15/2029	6,000	5,934
5.05%, 10/15/2034	11,000	10,504
UPMC,
5.04%, 05/15/2033	5,000	5,026
5.38%, 05/15/2043	6,000	5,725
		32,202
Health Care REITs–0.13%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	2,000	1,964
5.63%, 05/15/2054	4,000	3,733
DOC DR LLC, 4.30%, 03/15/2027	2,000	1,996
Healthpeak OP LLC, 5.38%, 02/15/2035	4,000	4,039
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	167,000	168,004
		179,736
Health Care Services–1.03%
CommonSpirit Health,
5.32%, 12/01/2034	22,000	22,065
5.55%, 12/01/2054	9,000	8,479
CVS Health Corp.,
5.00%, 01/30/2029	1,000	1,016
5.25%, 01/30/2031	1,000	1,023
6.75%, 12/10/2054(d)	160,000	160,748
7.00%, 03/10/2055(d)	577,000	596,566
6.00%, 06/01/2063	1,000	957
HCA, Inc.,
5.45%, 09/15/2034	3,000	3,027
5.75%, 03/01/2035	13,000	13,376
5.90%, 06/01/2053	2,000	1,933
6.20%, 03/01/2055	6,000	6,048
Icon Investments Six DAC,
5.81%, 05/08/2027	200,000	204,257
5.85%, 05/08/2029	209,000	216,911
6.00%, 05/08/2034	200,000	204,507
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	9,000	8,942
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	5,000	3,063
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	9,000	5,028
Quest Diagnostics, Inc., 6.40%, 11/30/2033	1,000	1,096
		1,459,042
Health Care Supplies–0.24%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/2055(d)	335,000	337,685
Solventum Corp.,
5.45%, 02/25/2027	1,000	1,017
5.40%, 03/01/2029	6,000	6,180
5.60%, 03/23/2034	3,000	3,089
		347,971
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Highways & Railtracks–0.20%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/2056(f)	$275,000	$283,247
Home Improvement Retail–0.00%
Home Depot, Inc. (The), 4.90%, 04/15/2029	1,000	1,026
Lowe’s Cos., Inc.,
5.80%, 09/15/2062	1,000	973
5.85%, 04/01/2063	1,000	977
		2,976
Homebuilding–0.15%
Toll Brothers Finance Corp., 5.60%, 06/15/2035	205,000	206,710
Hotel & Resort REITs–0.01%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 07/15/2034	3,000	3,087
4.95%, 01/15/2035	5,000	4,845
		7,932
Hotels, Resorts & Cruise Lines–0.43%
Carnival Corp.,
7.00%, 08/15/2029(b)	1,000	1,054
5.75%, 03/15/2030(b)	46,000	46,808
5.88%, 06/15/2031(b)	430,000	438,331
Expedia Group, Inc., 5.40%, 02/15/2035	13,000	13,096
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	40,000	40,880
6.13%, 04/01/2032(b)	15,000	15,372
Marriott International, Inc.,
4.88%, 05/15/2029	3,000	3,043
4.80%, 03/15/2030	6,000	6,060
5.30%, 05/15/2034	2,000	2,025
5.35%, 03/15/2035	4,000	4,035
Royal Caribbean Cruises Ltd.,
6.25%, 03/15/2032(b)	17,000	17,485
6.00%, 02/01/2033(b)	18,000	18,358
		606,547
Household Appliances–0.06%
Whirlpool Corp.,
6.13%, 06/15/2030	27,000	27,254
6.50%, 06/15/2033	54,000	54,224
		81,478
Independent Power Producers & Energy Traders–0.12%
AES Corp. (The),
5.80%, 03/15/2032	77,000	78,219
6.95%, 07/15/2055(d)	72,000	70,417
Vistra Corp., 7.00%(b)(d)(e)	21,000	21,266
		169,902
Industrial Conglomerates–0.01%
Honeywell International, Inc.,
4.88%, 09/01/2029	4,000	4,098
4.95%, 09/01/2031	6,000	6,166
5.00%, 03/01/2035	4,000	4,028
		14,292
Principal Amount		Value
Industrial Machinery & Supplies & Components–0.15%
Enpro, Inc., 6.13%, 06/01/2033(b)	$197,000	$201,890
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	5,000	5,084
5.40%, 08/14/2028	1,000	1,031
Nordson Corp.,
5.60%, 09/15/2028	1,000	1,032
5.80%, 09/15/2033	1,000	1,057
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	1,000	1,019
		211,113
Industrial REITs–0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	2,000	2,119
Insurance Brokers–0.03%
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	1,000	1,015
5.00%, 02/15/2032	3,000	3,043
5.15%, 02/15/2035	3,000	3,003
6.75%, 02/15/2054	1,000	1,109
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	21,000	22,592
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	2,000	2,076
5.45%, 03/15/2053	3,000	2,920
5.70%, 09/15/2053	2,000	2,011
		37,769
Integrated Oil & Gas–0.82%
BP Capital Markets PLC, 6.13%(d)(e)	23,000	23,019
Ecopetrol S.A. (Colombia),
4.63%, 11/02/2031	11,000	9,299
8.88%, 01/13/2033	297,000	306,594
8.38%, 01/19/2036	48,000	46,344
5.88%, 05/28/2045	12,000	8,292
Occidental Petroleum Corp.,
5.20%, 08/01/2029	3,000	3,012
5.38%, 01/01/2032	4,000	3,970
6.45%, 09/15/2036	1,000	1,024
4.63%, 06/15/2045	1,000	752
Saudi Arabian Oil Co. (Saudi Arabia),
4.75%, 06/02/2030(b)	214,000	215,148
5.38%, 06/02/2035(b)	253,000	254,398
6.38%, 06/02/2055(b)	288,000	288,192
		1,160,044
Integrated Telecommunication Services–0.62%
AT&T, Inc.,
4.30%, 02/15/2030	1,000	997
5.40%, 02/15/2034	1,000	1,029
6.05%, 08/15/2056	226,000	230,799
Bell Canada (Canada),
6.88%, 09/15/2055(d)	59,000	60,623
7.00%, 09/15/2055(d)	69,000	70,159
TELUS Corp. (Canada),
6.63%, 10/15/2055(d)	144,000	144,896
7.00%, 10/15/2055(d)	142,000	143,305
Verizon Communications, Inc., 5.25%, 04/02/2035	60,000	60,522
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Integrated Telecommunication Services–(continued)
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	$159,000	$170,050
		882,380
Interactive Media & Services–0.10%
Alphabet, Inc.,
5.25%, 05/15/2055	54,000	53,223
5.30%, 05/15/2065	57,000	55,857
Meta Platforms, Inc.,
4.55%, 08/15/2031	4,000	4,057
4.75%, 08/15/2034	11,000	11,055
5.40%, 08/15/2054	6,000	5,856
5.75%, 05/15/2063	2,000	2,023
5.55%, 08/15/2064	10,000	9,781
		141,852
Internet Services & Infrastructure–0.09%
CoreWeave, Inc., 9.25%, 06/01/2030(b)	119,000	121,759
Investment Banking & Brokerage–1.03%
Charles Schwab Corp. (The), Series K, 5.00%(d)(e)	2,000	1,998
Goldman Sachs Group, Inc. (The),
5.19% (SOFR + 0.79%), 12/09/2026(c)	2,000	2,003
5.63% (SOFR + 1.29%), 04/23/2028(c)	79,000	79,507
5.73%, 04/25/2030(d)	3,000	3,124
5.05%, 07/23/2030(d)	5,000	5,084
4.69%, 10/23/2030(d)	5,000	5,016
5.21%, 01/28/2031(d)	10,000	10,237
5.22%, 04/23/2031(d)	164,000	168,171
5.85%, 04/25/2035(d)	3,000	3,148
5.33%, 07/23/2035(d)	6,000	6,055
5.54%, 01/28/2036(d)	52,000	53,346
5.73%, 01/28/2056(d)	14,000	14,011
6.85%(d)(e)	209,000	216,208
Series V, 4.13%(d)(e)	22,000	21,622
Series W, 7.50%(d)(e)	97,000	103,245
Series X, 7.50%(d)(e)	138,000	145,649
LPL Holdings, Inc.,
5.70%, 05/20/2027	4,000	4,077
5.20%, 03/15/2030	14,000	14,225
5.15%, 06/15/2030	32,000	32,409
5.65%, 03/15/2035	47,000	47,283
5.75%, 06/15/2035	29,000	29,352
Morgan Stanley,
5.12%, 02/01/2029(d)	3,000	3,053
4.99%, 04/12/2029(d)	30,000	30,441
5.16%, 04/20/2029(d)	3,000	3,059
5.45%, 07/20/2029(d)	2,000	2,057
6.41%, 11/01/2029(d)	2,000	2,119
5.17%, 01/16/2030(d)	3,000	3,063
5.04%, 07/19/2030(d)	4,000	4,069
4.65%, 10/18/2030(d)	7,000	7,015
5.19%, 04/17/2031(d)	87,000	89,208
5.25%, 04/21/2034(d)	2,000	2,035
5.42%, 07/21/2034(d)	3,000	3,074
5.47%, 01/18/2035(d)	3,000	3,070
5.83%, 04/19/2035(d)	3,000	3,144
Principal Amount		Value
Investment Banking & Brokerage–(continued)
5.32%, 07/19/2035(d)	$5,000	$5,063
5.59%, 01/18/2036(d)	56,000	57,507
5.66%, 04/17/2036(d)	73,000	75,675
5.95%, 01/19/2038(d)	3,000	3,087
Nomura Holdings, Inc. (Japan), 7.00%(d)(e)	200,000	202,800
		1,465,309
IT Consulting & Other Services–0.70%
International Business Machines Corp.,
4.80%, 02/10/2030(f)	382,000	388,209
5.20%, 02/10/2035	261,000	265,010
5.70%, 02/10/2055(f)	348,000	344,424
		997,643
Leisure Facilities–0.08%
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	114,000	114,000
Leisure Products–0.00%
Brunswick Corp., 5.85%, 03/18/2029	3,000	3,092
Life & Health Insurance–2.72%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	192,000	189,594
AIA Group Ltd. (Hong Kong),
5.38%, 04/05/2034(b)	200,000	204,314
4.95%, 03/30/2035(b)	200,000	198,833
5.40%, 09/30/2054(b)	200,000	187,325
American National Global Funding, 5.55%, 01/28/2030(b)	6,000	6,131
American National Group, Inc., 6.00%, 07/15/2035	301,000	302,914
Athene Global Funding, 5.58%, 01/09/2029(b)	4,000	4,113
Athene Holding Ltd.,
6.25%, 04/01/2054	2,000	1,976
6.63%, 05/19/2055	114,000	117,571
6.88%, 06/28/2055(d)	208,000	207,501
Belrose Funding Trust II, 6.79%, 05/15/2055(b)	283,000	289,527
Corebridge Global Funding,
5.90%, 09/19/2028(b)	1,000	1,046
5.20%, 01/12/2029(b)	1,000	1,025
5.20%, 06/24/2029(b)	6,000	6,143
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(d)(e)	200,000	202,315
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	1,000	1,048
GA Global Funding Trust, 5.50%, 01/08/2029(b)	80,000	82,029
Henneman Trust, 6.58%, 05/15/2055(b)	74,000	74,435
High Street Funding Trust III, 5.81%, 02/15/2055(b)	105,000	101,984
Jackson National Life Global Funding, 4.70%, 06/05/2028(b)	150,000	150,976
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(g)	784,000	707,168
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
MetLife, Inc.,
5.25%, 01/15/2054	$1,000	$943
Series G, 6.35%, 03/15/2055(d)	56,000	57,606
3.85%(d)(e)	2,000	1,995
Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054(b)(d)	226,000	227,797
6.50%, 04/30/2055(b)(d)	200,000	207,187
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035(b)	117,000	119,970
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	2,000	1,304
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	150,000	150,426
Prudential Financial, Inc., 5.20%, 03/14/2035	61,000	61,686
		3,866,882
Managed Health Care–0.01%
Humana, Inc., 5.75%, 12/01/2028	1,000	1,041
UnitedHealth Group, Inc.,
3.75%, 07/15/2025	2,000	1,999
5.25%, 02/15/2028	3,000	3,080
5.30%, 02/15/2030	2,000	2,072
5.35%, 02/15/2033	1,000	1,031
5.05%, 04/15/2053	3,000	2,680
5.63%, 07/15/2054	2,000	1,942
		13,845
Marine Transportation–0.22%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	1,000	1,055
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	303,000	311,417
		312,472
Metal, Glass & Plastic Containers–0.33%
CROWN Americas LLC, 5.88%, 06/01/2033(b)	252,000	253,880
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	112,000	114,304
5.44%, 04/03/2034	103,000	104,450
		472,634
Movies & Entertainment–0.53%
Flutter Treasury DAC (Ireland), 5.88%, 06/04/2031(b)	281,000	283,283
Netflix, Inc., 5.40%, 08/15/2054	1,000	988
WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032	3,000	2,534
5.05%, 03/15/2042	694,000	466,902
5.14%, 03/15/2052	2,000	1,235
		754,942
Multi-Family Residential REITs–0.01%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	2,000	2,060
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	3,000	2,908
Mid-America Apartments L.P., 5.30%, 02/15/2032	6,000	6,203
Principal Amount		Value
Multi-Family Residential REITs–(continued)
UDR, Inc., 5.13%, 09/01/2034	$1,000	$991
		12,162
Multi-line Insurance–0.48%
Allianz SE (Germany), 3.50%(b)(d)(e)	200,000	197,131
American International Group, Inc., 4.85%, 05/07/2030	32,000	32,525
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	200,000	201,511
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	240,000	243,693
		674,860
Multi-Utilities–0.21%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026(h)	5,000	5,028
Ameren Illinois Co., 4.95%, 06/01/2033	3,000	3,042
Black Hills Corp., 6.15%, 05/15/2034	2,000	2,100
Dominion Energy, Inc., 5.38%, 11/15/2032	2,000	2,051
DTE Electric Co.,
5.20%, 03/01/2034	2,000	2,047
5.85%, 05/15/2055	19,000	19,470
DTE Energy Co., 4.95%, 07/01/2027	2,000	2,024
ENGIE S.A. (France), 5.25%, 04/10/2029(b)	204,000	208,976
NiSource, Inc.,
5.25%, 03/30/2028	3,000	3,072
5.35%, 04/01/2034	4,000	4,069
5.85%, 04/01/2055	15,000	14,858
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	3,000	3,141
Sempra,
6.88%, 10/01/2054(d)	3,000	3,033
6.55%, 04/01/2055(d)	13,000	12,360
6.63%, 04/01/2055(d)	9,000	8,729
WEC Energy Group, Inc., 5.15%, 10/01/2027	2,000	2,038
		296,038
Office REITs–0.17%
Boston Properties L.P., 5.75%, 01/15/2035	7,000	7,049
Brandywine Operating Partnership L.P.,
8.30%, 03/15/2028	36,000	38,627
8.88%, 04/12/2029	63,000	68,258
Cousins Properties L.P.,
5.25%, 07/15/2030	110,000	112,121
5.38%, 02/15/2032	6,000	6,068
5.88%, 10/01/2034	6,000	6,176
Piedmont Operating Partnership L.P., 6.88%, 07/15/2029	6,000	6,322
		244,621
Oil & Gas Equipment & Services–0.00%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	2,000	1,930
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Oil & Gas Exploration & Production–0.67%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	$59,000	$61,931
ConocoPhillips Co., 5.70%, 09/15/2063	2,000	1,915
Diamondback Energy, Inc.,
5.20%, 04/18/2027	3,000	3,042
5.15%, 01/30/2030	4,000	4,093
5.90%, 04/18/2064	1,000	927
EOG Resources, Inc.,
4.40%, 07/15/2028	50,000	50,299
5.35%, 01/15/2036	112,000	113,629
5.95%, 07/15/2055	155,000	157,974
Expand Energy Corp., 5.38%, 03/15/2030	3,000	3,011
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.88%, 05/15/2034(b)	22,000	21,095
7.25%, 02/15/2035(b)	45,000	44,045
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	28,952	29,430
Var Energi ASA (Norway), 6.50%, 05/22/2035(b)	200,000	207,311
Venture Global Plaquemines LNG LLC,
7.50%, 05/01/2033(b)	58,000	62,148
7.75%, 05/01/2035(b)	104,000	112,662
6.75%, 01/15/2036(b)	45,000	45,000
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	36,000	36,670
		955,182
Oil & Gas Refining & Marketing–0.14%
Phillips 66 Co., 5.30%, 06/30/2033	1,000	1,011
Raizen Fuels Finance S.A. (Brazil), 6.70%, 02/25/2037(b)	200,000	196,500
		197,511
Oil & Gas Storage & Transportation–1.99%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	92,000	95,088
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	1,000	1,044
Columbia Pipelines Holding Co. LLC,
6.06%, 08/15/2026(b)	3,000	3,038
5.10%, 10/01/2031(b)	4,000	4,020
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	4,000	3,705
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	3,000	2,871
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	1,000	1,037
7.63%, 01/15/2083(d)	2,000	2,114
Energy Transfer L.P.,
6.10%, 12/01/2028	2,000	2,102
6.40%, 12/01/2030	2,000	2,156
5.55%, 05/15/2034	2,000	2,026
5.95%, 05/15/2054	2,000	1,904
8.00%, 05/15/2054(d)	88,000	93,683
6.05%, 09/01/2054	6,000	5,772
7.13%, 10/01/2054(d)	368,000	377,656
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Enterprise Products Operating LLC,
4.30%, 06/20/2028	$132,000	$132,625
5.20%, 01/15/2036	220,000	221,602
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	302,000	309,170
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	205,000	207,531
6.13%, 02/23/2038(b)	200,000	206,361
6.51%, 02/23/2042(b)	200,000	207,413
6.10%, 08/23/2042(b)	200,000	200,291
Kinder Morgan, Inc.,
5.15%, 06/01/2030	24,000	24,514
4.80%, 02/01/2033	2,000	1,969
5.20%, 06/01/2033	1,000	1,005
5.85%, 06/01/2035	90,000	93,327
MPLX L.P., 4.95%, 03/14/2052	2,000	1,658
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	49,000	49,187
ONEOK, Inc.,
5.65%, 11/01/2028	3,000	3,109
4.40%, 10/15/2029	5,000	4,964
5.80%, 11/01/2030	2,000	2,095
6.05%, 09/01/2033	1,000	1,050
6.63%, 09/01/2053	2,000	2,080
Plains All American Pipeline L.P., 5.95%, 06/15/2035	20,000	20,571
South Bow Canadian Infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055(b)(d)	86,000	88,808
7.63%, 03/01/2055(b)(d)	147,000	153,223
South Bow USA Infrastructure Holdings LLC (Canada),
5.03%, 10/01/2029(b)	7,000	7,025
5.58%, 10/01/2034(b)	5,000	4,950
6.18%, 10/01/2054(b)	1,000	951
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	2,000	2,101
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	102,000	104,898
Targa Resources Corp.,
5.50%, 02/15/2035	3,000	3,012
6.25%, 07/01/2052	2,000	1,983
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	92,000	100,280
9.88%, 02/01/2032(b)	39,000	42,143
Western Midstream Operating L.P.,
6.15%, 04/01/2033	1,000	1,041
5.45%, 11/15/2034	1,000	981
Williams Cos., Inc. (The),
5.30%, 08/15/2028	2,000	2,055
4.80%, 11/15/2029	4,000	4,047
5.65%, 03/15/2033	1,000	1,040
5.15%, 03/15/2034	2,000	1,997
5.80%, 11/15/2054	4,000	3,913
6.00%, 03/15/2055	6,000	5,999
		2,819,185
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Other Specialized REITs–0.01%
Simon Property Group, Inc., 4.75%, 09/26/2034	$9,000	$8,766
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	3,000	3,064
Packaged Foods & Meats–0.15%
J.M. Smucker Co. (The), 6.20%, 11/15/2033	3,000	3,222
Mars, Inc.,
4.80%, 03/01/2030(b)	16,000	16,217
5.00%, 03/01/2032(b)	37,000	37,511
5.20%, 03/01/2035(b)	38,000	38,474
5.65%, 05/01/2045(b)	29,000	29,087
5.70%, 05/01/2055(b)	28,000	27,952
5.80%, 05/01/2065(b)	21,000	20,980
McCormick & Co., Inc., 4.70%, 10/15/2034	6,000	5,822
Post Holdings, Inc., 6.25%, 10/15/2034(b)	24,000	24,196
The Campbell’s Company,
5.20%, 03/21/2029	2,000	2,049
5.40%, 03/21/2034	1,000	1,016
5.25%, 10/13/2054	6,000	5,477
		212,003
Paper & Plastic Packaging Products & Materials–0.07%
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)	32,000	32,714
Sealed Air Corp., 7.25%, 02/15/2031(b)	70,000	73,761
		106,475
Paper Products–0.02%
Magnera Corp., 7.25%, 11/15/2031(b)	26,000	24,538
Passenger Airlines–0.39%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	866	765
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	166,667	166,388
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	6,000	5,941
5.31%, 10/20/2031(b)	6,000	5,906
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	3,325	3,003
Delta Air Lines, Inc.,
4.95%, 07/10/2028	263,000	264,673
5.25%, 07/10/2030	82,000	82,581
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	2,475	2,469
4.75%, 10/20/2028(b)	4,751	4,764
Principal Amount		Value
Passenger Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	$1,192	$1,218
Series 24-A, 5.88%, 02/15/2037	9,913	9,900
Series AA, 5.45%, 02/15/2037	7,930	8,031
		555,639
Passenger Ground Transportation–0.01%
Uber Technologies, Inc.,
4.30%, 01/15/2030	4,000	3,985
5.35%, 09/15/2054	5,000	4,667
		8,652
Personal Care Products–0.03%
Coty, Inc., 5.00%, 04/15/2026(b)	29,000	29,089
Kenvue, Inc.,
5.05%, 03/22/2028	3,000	3,073
5.00%, 03/22/2030	1,000	1,031
4.90%, 03/22/2033	2,000	2,031
5.20%, 03/22/2063	2,000	1,852
		37,076
Pharmaceuticals–0.43%
AstraZeneca Finance LLC (United Kingdom),
4.85%, 02/26/2029	1,000	1,023
4.90%, 02/26/2031	3,000	3,084
Bristol-Myers Squibb Co.,
4.90%, 02/22/2027	2,000	2,026
4.90%, 02/22/2029	2,000	2,048
5.75%, 02/01/2031	3,000	3,197
5.90%, 11/15/2033	2,000	2,145
6.25%, 11/15/2053	2,000	2,145
6.40%, 11/15/2063	1,000	1,084
Eli Lilly and Co.,
4.70%, 02/09/2034	2,000	1,999
4.88%, 02/27/2053	1,000	917
5.00%, 02/09/2054	3,000	2,806
5.10%, 02/09/2064	3,000	2,790
5.20%, 08/14/2064	3,000	2,843
Merck & Co., Inc.,
4.90%, 05/17/2044	2,000	1,872
5.15%, 05/17/2063	2,000	1,845
Novartis Capital Corp.,
4.00%, 09/18/2031	8,000	7,881
4.20%, 09/18/2034	8,000	7,713
4.70%, 09/18/2054	9,000	8,067
Takeda U.S. Financing, Inc.,
5.20%, 07/07/2035	354,000	354,181
5.90%, 07/07/2055	200,000	201,152
		610,818
Property & Casualty Insurance–0.01%
Allstate Corp. (The), 4.20%, 12/15/2046	2,000	1,634
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	6,000	5,883
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	2,000	1,958
		9,475
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Rail Transportation–0.02%
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035	$20,000	$20,287
Norfolk Southern Corp.,
5.05%, 08/01/2030	1,000	1,034
5.55%, 03/15/2034	1,000	1,046
5.95%, 03/15/2064	1,000	1,030
Union Pacific Corp., 5.15%, 01/20/2063	3,000	2,738
		26,135
Regional Banks–0.01%
Regions Financial Corp., 5.72%, 06/06/2030(d)	1,000	1,033
Synovus Financial Corp., 6.17%, 11/01/2030(d)	6,000	6,157
Truist Financial Corp., Series P, 4.95%(d)(e)	4,000	4,003
		11,193
Reinsurance–0.08%
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	13,000	13,380
Global Atlantic (Fin) Co.,
6.75%, 03/15/2054(b)	4,000	4,103
7.95%, 10/15/2054(b)(d)	95,000	99,140
		116,623
Renewable Electricity–0.03%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	42,000	42,106
Idaho Power Co., 5.20%, 08/15/2034	3,000	3,061
		45,167
Research & Consulting Services–0.02%
CACI International, Inc., 6.38%, 06/15/2033(b)	26,000	26,863
Restaurants–0.39%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	68,000	69,045
Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032(b)	220,000	228,996
McDonald’s Corp.,
4.80%, 08/14/2028	5,000	5,096
4.60%, 05/15/2030	17,000	17,189
4.95%, 08/14/2033	4,000	4,077
4.95%, 03/03/2035	14,000	13,997
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	198,000	209,200
		547,600
Retail REITs–0.43%
Agree L.P.,
5.63%, 06/15/2034	3,000	3,077
5.60%, 06/15/2035	74,000	75,353
Kimco Realty OP LLC,
4.85%, 03/01/2035	3,000	2,938
5.30%, 02/01/2036	290,000	292,154
Principal Amount		Value
Retail REITs–(continued)
Kite Realty Group L.P.,
4.95%, 12/15/2031	$4,000	$4,017
5.50%, 03/01/2034	2,000	2,040
NNN REIT, Inc.,
5.60%, 10/15/2033	3,000	3,103
5.50%, 06/15/2034	1,000	1,026
Phillips Edison Grocery Center Operating Partnership I L.P., 5.25%, 08/15/2032	152,000	153,517
Realty Income Corp.,
2.20%, 06/15/2028	2,000	1,891
5.63%, 10/13/2032	2,000	2,094
5.13%, 04/15/2035	15,000	15,025
5.38%, 09/01/2054	2,000	1,920
Regency Centers L.P.,
5.00%, 07/15/2032	47,000	47,561
5.25%, 01/15/2034	1,000	1,015
5.10%, 01/15/2035	1,000	1,003
		607,734
Self-Storage REITs–0.19%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	17,000	17,091
5.41%, 09/12/2034	2,000	1,959
Extra Space Storage L.P.,
5.70%, 04/01/2028	2,000	2,066
5.40%, 02/01/2034	3,000	3,049
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	1,000	997
Prologis L.P.,
4.88%, 06/15/2028	2,000	2,041
4.75%, 01/15/2031	131,000	132,654
5.13%, 01/15/2034	1,000	1,013
5.00%, 03/15/2034	3,000	3,009
5.00%, 01/31/2035	4,000	4,001
5.25%, 05/15/2035	95,000	96,345
5.25%, 03/15/2054	6,000	5,638
Public Storage Operating Co., 5.35%, 08/01/2053	1,000	961
		270,824
Semiconductors–1.47%
Foundry JV Holdco LLC,
5.50%, 01/25/2031(b)	200,000	205,284
6.15%, 01/25/2032(b)	205,000	215,881
5.88%, 01/25/2034(b)(f)	326,000	331,582
6.25%, 01/25/2035(b)	272,000	286,002
6.10%, 01/25/2036(b)	205,000	212,339
6.20%, 01/25/2037(b)	200,000	208,431
6.40%, 01/25/2038(b)	200,000	210,876
6.30%, 01/25/2039(b)	200,000	209,494
Micron Technology, Inc.,
5.30%, 01/15/2031	2,000	2,049
5.65%, 11/01/2032	50,000	51,991
6.05%, 11/01/2035	142,000	148,668
		2,082,597
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Single-Family Residential REITs–0.01%
American Homes 4 Rent L.P.,
5.50%, 07/15/2034	$3,000	$3,045
5.25%, 03/15/2035	6,000	5,959
		9,004
Soft Drinks & Non-alcoholic Beverages–0.33%
Coca-Cola Co. (The), 5.40%, 05/13/2064	5,000	4,883
Coca-Cola FEMSA, S.A.B. de C.V. (Mexico), 5.10%, 05/06/2035	254,000	252,855
Keurig Dr Pepper, Inc.,
4.35%, 05/15/2028	20,000	20,038
4.60%, 05/15/2030	114,000	114,611
5.15%, 05/15/2035	40,000	39,932
PepsiCo, Inc.,
4.60%, 02/07/2030	13,000	13,244
5.00%, 02/07/2035	20,000	20,313
		465,876
Sovereign Debt–1.57%
Brazilian Government International Bond (Brazil), 6.13%, 03/15/2034	208,000	206,453
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	200,000	207,663
Dominican Republic International Bond (Dominican Republic),
6.95%, 03/15/2037(b)	285,000	290,187
7.15%, 02/24/2055(b)	215,000	214,925
Guatemala Government Bond (Guatemala), 6.05%, 08/06/2031(b)	200,000	203,576
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	70,000	70,047
Republic of Poland Government International Bond (Poland),
5.75%, 11/16/2032	5,000	5,289
5.38%, 02/12/2035	270,000	275,559
Romanian Government International Bond (Romania),
5.25%, 11/25/2027(b)	30,000	30,054
6.63%, 02/17/2028(b)	138,000	142,814
5.88%, 01/30/2029(b)	90,000	90,737
7.13%, 01/17/2033(b)	106,000	110,545
5.75%, 03/24/2035(b)	190,000	175,947
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	210,000	206,751
		2,230,547
Specialized Consumer Services–0.43%
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	208,000	209,543
5.63%, 04/28/2035(b)(f)	400,000	405,857
		615,400
Specialized Finance–0.15%
Jefferson Capital Holdings LLC,
9.50%, 02/15/2029(b)	38,000	40,217
8.25%, 05/15/2030(b)	165,000	171,095
		211,312
Principal Amount		Value
Specialty Chemicals–0.30%
OCP S.A. (Morocco), 6.70%, 03/01/2036(b)	$202,000	$203,349
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	210,000	223,080
		426,429
Steel–0.70%
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027(f)	459,000	458,917
6.88%, 11/01/2029(b)	117,000	115,296
POSCO (South Korea), 5.63%, 01/17/2026(b)	200,000	200,928
POSCO Holdings, Inc. (South Korea), 5.13%, 05/07/2030(b)	211,000	213,995
		989,136
Systems Software–0.04%
Oracle Corp.,
6.25%, 11/09/2032	1,000	1,082
4.90%, 02/06/2033	1,000	1,003
4.70%, 09/27/2034	9,000	8,742
6.90%, 11/09/2052	1,000	1,113
5.38%, 09/27/2054	11,000	10,063
6.00%, 08/03/2055	9,000	8,992
5.50%, 09/27/2064	9,000	8,204
6.13%, 08/03/2065	17,000	17,030
		56,229
Technology Hardware, Storage & Peripherals–0.01%
Apple, Inc., 4.25%, 02/09/2047	2,000	1,716
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	6,000	5,823
5.60%, 10/15/2054	10,000	9,242
		16,781
Tobacco–0.14%
B.A.T. Capital Corp. (United Kingdom),
5.83%, 02/20/2031	1,000	1,053
6.00%, 02/20/2034	1,000	1,055
7.08%, 08/02/2043	1,000	1,102
7.08%, 08/02/2053	2,000	2,229
Philip Morris International, Inc.,
5.00%, 11/17/2025	1,000	1,002
4.38%, 11/01/2027	4,000	4,020
5.13%, 11/17/2027	3,000	3,061
4.88%, 02/15/2028	1,000	1,017
4.13%, 04/28/2028	21,000	20,964
5.25%, 09/07/2028	2,000	2,058
4.88%, 02/13/2029	5,000	5,090
4.63%, 11/01/2029	11,000	11,107
4.38%, 04/30/2030	56,000	55,880
5.13%, 02/13/2031	1,000	1,030
4.75%, 11/01/2031	9,000	9,072
5.75%, 11/17/2032	2,000	2,115
5.38%, 02/15/2033	3,000	3,099
5.63%, 09/07/2033	1,000	1,048
4.90%, 11/01/2034	11,000	10,955
4.88%, 04/30/2035	67,000	66,129
		203,086
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Trading Companies & Distributors–0.37%
Air Lease Corp., Series B, 4.65%(d)(e)	$97,000	$96,683
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	6,000	5,958
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	200,000	204,741
5.13%, 07/17/2034(b)	209,000	213,046
		520,428
Transaction & Payment Processing Services–0.00%
Fiserv, Inc.,
5.38%, 08/21/2028	1,000	1,029
5.63%, 08/21/2033	2,000	2,080
5.45%, 03/15/2034	2,000	2,050
Mastercard, Inc., 4.85%, 03/09/2033	1,000	1,019
		6,178
Wireless Telecommunication Services–0.22%
Rogers Communications, Inc. (Canada),
7.00%, 04/15/2055(d)	91,000	93,262
7.13%, 04/15/2055(d)	63,000	63,889
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	114,950	115,780
T-Mobile USA, Inc.,
5.65%, 01/15/2053	1,000	968
6.00%, 06/15/2054	3,000	3,056
5.88%, 11/15/2055	20,000	20,006
Vodafone Group PLC (United Kingdom), 5.13%, 06/04/2081(d)	25,000	18,974
		315,935
Total U.S. Dollar Denominated Bonds & Notes (Cost $67,385,842)		68,700,086
U.S. Government Sponsored Agency Mortgage-Backed Securities–30.69%
Collateralized Mortgage Obligations–0.44%
Fannie Mae Interest STRIPS,
IO, 7.00%, 02/25/2028 to 04/25/2032(i)	35,689	4,878
6.50%, 04/25/2029 to 02/25/2033(i)(j)	117,008	13,688
7.50%, 11/25/2029(i)	5,388	564
6.00%, 02/25/2033 to 03/25/2036(i)(j)	107,496	16,477
5.50%, 09/25/2033 to 06/25/2035(i)(j)	157,824	21,224
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(i)	$11,444	$211
2.68% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(c)(i)	15,374	837
3.48% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(c)(i)	1,233	109
3.48% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(c)(i)	26,510	2,327
2.83% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(c)(i)	1,364	133
3.53% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(c)(i)	6,701	598
3.58% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032 to 12/18/2032(c)(i)	2,488	238
3.68% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(c)(i)	2,117	209
2.58% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(c)(i)	6,690	584
3.38% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(c)(i)	216	23
3.58% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(c)(i)	99,938	10,662
3.68% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(c)(i)	7,330	481
3.83% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(c)(i)	38,184	5,552
7.00%, 04/25/2033(i)	1,534	262
1.63% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(c)(i)	20,076	1,556
2.33% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(c)(i)	5,553	276
2.18% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(c)(i)	13,146	810
2.28% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(c)(i)	49,860	4,194
3.50%, 08/25/2035(i)	123,456	12,791
1.68% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(c)(i)	52,949	4,885
4.00%, 04/25/2041 to 08/25/2047(i)	41,802	6,192
2.13% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(c)(i)	12,558	1,031
1.73% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(c)(i)	35,571	4,147
5.50%, 07/25/2046(i)	34,697	4,608
1.48% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(c)(i)	246,340	24,991
6.50%, 10/25/2028 to 11/25/2029	22,875	23,202
6.00%, 11/25/2028 to 12/25/2031	28,608	29,435
4.67% (30 Day Average SOFR + 0.36%), 08/25/2035(c)	216	214
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
8.36% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(c)	$20,731	$24,555
7.99% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(c)	12,701	14,842
7.99% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(c)	10,248	11,465
5.36% (30 Day Average SOFR + 1.05%), 06/25/2037(c)	8,409	8,480
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.79%, 02/25/2026(j)	1,663,493	3,283
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	1,940,233	11,263
Series K083, Class AM, 4.03%, 10/25/2028(h)	23,000	22,896
Series K085, Class AM, 4.06%, 10/25/2028(h)	23,000	22,972
Series K089, Class AM, 3.63%, 01/25/2029(h)	39,000	38,348
Series K088, Class AM, 3.76%, 01/25/2029(h)	92,000	90,934
Series K093, Class X1, IO, 1.08%, 05/25/2029(j)	1,556,355	47,421
Freddie Mac REMICs,
IO, 3.23% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(c)(i)	10,227	331
3.00%, 06/15/2027 to 12/15/2027(i)	39,936	774
2.50%, 05/15/2028(i)	11,774	261
3.68% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(c)(i)	333	19
2.28% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(c)(i)	103,350	6,407
2.33% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(c)(i)	10,881	655
2.30% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(c)(i)	8,594	531
1.73% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(c)(i)	2,355	114
2.58% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(c)(i)	2,445	259
1.58% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(c)(i)	2,840	250
1.65% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(c)(i)	78,318	6,642
1.83% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(c)(i)	16,806	1,517
1.68% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(c)(i)	33,340	3,326
4.00%, 03/15/2045(i)	806	1
6.50%, 02/15/2028 to 06/15/2032	97,632	99,782
8.00%, 03/15/2030	175	181
5.42% (30 Day Average SOFR + 1.11%), 02/15/2032(c)	274	277
3.50%, 05/15/2032	4,223	4,143
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
8.55% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(c)	$3,013	$3,371
4.82% (30 Day Average SOFR + 0.51%), 09/15/2035(c)	441	438
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(k)	588	575
IO, 3.00%, 12/15/2027(i)	15,887	361
3.15%, 12/15/2027(j)	4,687	124
7.00%, 09/01/2029(i)	664	63
7.50%, 12/15/2029(i)	15,846	1,653
6.00%, 12/15/2032(i)	10,167	1,136
		627,039
Federal Home Loan Mortgage Corp. (FHLMC)–0.13%
6.50%, 07/01/2028 to 04/01/2034	23,337	24,152
6.00%, 10/01/2029	20,059	20,556
7.00%, 10/01/2031 to 10/01/2037	11,114	11,735
5.00%, 12/01/2034	464	464
5.50%, 09/01/2039	56,621	57,985
4.00%, 11/01/2048 to 07/01/2049	71,527	67,567
		182,459
Federal National Mortgage Association (FNMA)–0.21%
7.00%, 01/01/2030 to 12/01/2032	3,100	3,271
3.50%, 12/01/2030 to 05/01/2047	283,841	263,066
6.50%, 09/01/2031 to 01/01/2034	1,425	1,473
7.50%, 01/01/2033	519	532
5.50%, 02/01/2035 to 05/01/2036	27,741	28,511
		296,853
Government National Mortgage Association (GNMA)–6.95%
7.00%, 03/15/2026 to 08/15/2031	176	179
6.50%, 11/15/2031	547	557
6.00%, 11/15/2032	357	366
4.00%, 07/20/2049	21,568	20,307
IO, 2.12% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(c)(i)	14,463	815
2.22% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(c)(i)	81,834	5,467
4.50%, 09/16/2047(i)	85,371	11,925
1.77% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(c)(i)	90,600	11,535
TBA, 2.00%, 07/01/2055(l)	345,000	281,061
2.50%, 07/01/2055(l)	1,767,000	1,501,512
4.50%, 07/01/2055(l)	1,998,000	1,912,826
5.00%, 07/01/2055(l)	1,518,000	1,491,374
5.50%, 07/01/2055(l)	2,392,000	2,395,887
6.00%, 07/01/2055(l)	2,193,000	2,225,719
		9,859,530
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Uniform Mortgage-Backed Securities–22.96%
TBA, 2.00%, 07/01/2040 to 07/01/2055(l)	$2,606,000	$2,165,099
2.50%, 07/01/2055(l)	6,435,701	5,337,018
3.00%, 07/01/2055(l)	5,482,449	4,744,802
3.50%, 07/01/2055(l)	2,923,000	2,631,985
4.00%, 07/01/2055(l)	2,359,000	2,193,779
5.00%, 07/01/2055(l)	5,068,319	4,967,635
5.50%, 07/01/2055(l)	5,956,795	5,956,363
6.00%, 07/01/2055(l)	4,500,486	4,573,750
		32,570,431
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $44,129,552)		43,536,312

Asset-Backed Securities–26.73%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(h)	320	318
AGL CLO 17 Ltd., Series 2022-17A, Class AR, 5.22% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(c)	307,000	307,641
ALA Trust, Series 2025-OANA, Class B, 6.14% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(c)	610,000	611,371
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	380,000	364,514
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(h)	17,848	17,360
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(h)	74,464	70,333
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(h)	7,931	7,622
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(h)	66,620	56,851
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(h)	166,658	143,906
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(h)	293,118	272,224
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)(h)	75,956	76,541
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)(h)	246,613	246,253
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)(h)	313,484	315,112
Series 2025-HB1, Class A1, 6.11% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(c)	93,763	94,407
Apidos CLO XII, Series 2013-12A, Class ARR, 5.34% (3 mo. Term SOFR + 1.08%), 04/15/2031(b)(c)	173,666	173,781
Apidos CLO XXV, Series 2016-25A, Class A1R3, 5.41% (3 mo. Term SOFR + 1.14%), 01/20/2037(b)(c)	302,000	301,313
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	560,000	554,439
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	102,000	104,101
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	354,000	363,957
Principal Amount		Value

Bain Capital Credit CLO Ltd., Series 2021-1A, Class AR, 5.21% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(c)	$175,000	$175,053
Banc of America Commercial Mortgage Trust, Series 2015- UBS7, Class AS, 3.99%, 09/15/2048(h)	70,000	69,603
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	28,091	24,338
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(h)	7,328	6,410
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	18,464	15,797
Bank, Series 2019-BNK16, Class XA, IO, 1.09%, 02/15/2052(j)	1,422,305	37,336
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	90,000	92,293
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(h)	271,849	230,938
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(h)	271,849	221,611
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(h)	239,466	213,892
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(h)	276,648	235,843
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(h)	337,332	275,426
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(c)	17,655	16,746
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)	21,235	20,257
Benchmark Mortgage Trust,
Series 2018-B1, Class XA, IO, 0.67%, 01/15/2051(j)	1,123,768	12,162
Series 2018-B3, Class C, 4.70%, 04/10/2051(h)	42,000	36,328
Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	84,167
Series 2019-B15, Class B, 3.56%, 12/15/2072	70,000	60,814
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 5.26% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(c)	278,000	277,608
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(h)	37,515	36,415
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.55%, 06/15/2044(b)(h)	660,000	675,861
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.28% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(c)	$201,465	$201,468
Series 2021-VOLT, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(c)	242,207	241,526
Series 2021-VOLT, Class B, 5.38% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(c)	217,986	217,190
Series 2021-VOLT, Class C, 5.53% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(c)	193,766	192,948
Series 2021-VOLT, Class D, 6.08% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(c)	96,883	96,489
Series 2024-VLT5, Class A, 5.59%, 11/13/2046(b)(h)	350,000	354,541
Series 2024-VLT5, Class B, 5.99%, 11/13/2046(b)(h)	130,000	132,697
BX Trust,
Series 2022-LBA6, Class A, 5.31% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(c)	320,000	319,996
Series 2022-LBA6, Class B, 5.61% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(c)	230,000	229,897
Series 2022-LBA6, Class C, 5.91% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(c)	100,000	100,003
Series 2025-VLT6, Class A, 5.75% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(c)	185,000	185,166
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A1RR, 5.49% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(c)	163,536	163,624
Series 2015-5A, Class A1R3, 5.37% (3 mo. Term SOFR + 1.10%), 01/20/2032(b)(c)	179,493	179,797
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.03%, 11/13/2050(j)	556,825	8,244
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 5.39% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(c)	225,522	225,240
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(h)	2,974	2,840
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(h)	17,591	15,997
Series 2024-9, Class A4, 5.50%, 09/25/2055(b)(h)	216,786	217,607
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(h)	19,053	17,354
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(h)	24,435	22,611
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.92%, 01/25/2036(h)	22,378	20,868
CIFC Funding Ltd., Series 2016-1A, Class AR3, 5.27% (3 mo. Term SOFR + 1.00%), 10/21/2031(b)(c)	128,608	128,435
Principal Amount		Value

Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.12%, 10/12/2050(j)	$1,547,702	$28,963
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(c)	47,198	45,316
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(h)	269,680	220,111
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(h)	220,334	222,513
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050(b)	100,000	100,833
Clover CLO LLC, Series 2021-3A, Class AR, 5.35% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(c)	265,000	265,188
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(h)	72,189	65,200
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(h)	190,387	171,772
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(h)	193,626	184,218
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(h)	253,988	248,570
Commercial Mortgage Trust, Series 2015-CR25, Class B, 4.69%, 08/10/2048(h)	72,000	71,674
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	1,822	1,817
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	25,253	15,167
Series 2005-J4, Class A7, 5.50%, 11/25/2035	2,877	2,396
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(h)	29,061	26,418
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(h)	73,426	65,904
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(h)	261,326	252,616
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(h)	115,000	105,244
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(h)	228,944	228,274
Cross Mortgage Trust,
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)(h)	146,128	147,256
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(h)	295,900	297,445
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	776,000	698,900
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.61%, 06/25/2034(h)	4,690	4,445
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	92,523	42,696
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	$47,125	$46,343
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	47,125	46,737
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	104,640	99,908
EFMT 2025-NQM2, Series 2025- NQM2, Class A1, 5.60%, 06/25/2070(b)(h)	280,000	281,576
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(h)	10,112	9,612
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(h)	2,146	2,131
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(h)	24,582	21,109
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(h)	197,270	171,338
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(h)	222,194	221,491
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)(h)	142,898	142,021
Enterprise Fleet Financing LLC,
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	52,000	53,804
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	110,000	110,667
Extended Stay America Trust, Series 2021-ESH, Class B, 5.81% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(c)	192,989	193,186
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 5.08% (1 mo. Term SOFR + 0.76%), 11/25/2035(c)	50,550	20,053
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(h)	394,650	353,240
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(h)	127,603	114,556
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 5.22% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(c)	250,000	248,556
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	311,233	316,333
GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(h)	10,687	10,418
Series 2025-NQM2, Class A1, 0.00%, 04/25/2070(b)(k)	174,136	174,867
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.36%, 04/19/2036(h)	28,166	23,389
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class ARR, 5.34% (3 mo. Term SOFR + 1.07%), 10/20/2032(b)(c)	214,544	214,694
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 5.42% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(c)	250,000	250,525
Principal Amount		Value

Golub Capital Partners CLO 53(B) Ltd., Series 2021-53A, Class AR, 5.29% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(c)	$451,000	$451,085
GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	46,429
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	300,000	270,713
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(h)	228,299	203,612
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.02%, 07/25/2035(h)	4,070	3,836
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	113,000	108,722
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	103,000	98,555
Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	102,000	103,146
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	6,541	6,546
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	99,829	97,359
IP 2025-IP Mortgage Trust, Series 2025-IP, Class B, 5.54%, 06/10/2042(b)(h)	280,000	284,246
IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(b)(h)	294,000	298,647
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(h)	7,740	7,862
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(h)	299,200	258,283
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(h)	58,280	58,037
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(h)	212,823	214,279
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(h)	245,000	226,478
Series 2014-C25, Class AS, 4.07%, 11/15/2047	200,000	193,367
Series 2015-C27, Class XA, IO, 0.87%, 02/15/2048(j)	259,903	6
KKR CLO 15 Ltd., Series 15, Class A1R2, 5.37% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(c)	185,466	185,554
Life Mortgage Trust, Series 2021- BMR, Class C, 5.53% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(c)	11,748	11,686
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 5.68% (3 mo. Term SOFR + 1.41%), 04/19/2033(b)(c)	673,714	675,522
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 4.63% (1 mo. Term SOFR + 0.31%), 08/25/2036(c)	34,090	11,541
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(h)	$165,295	$146,799
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(h)	163,760	146,270
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(h)	3,405	3,176
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(h)	205,976	184,675
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(c)	125,000	125,027
Series 2021-STOR, Class B, 5.33% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(c)	105,000	105,027
Morgan Stanley Capital I Trust,
Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(j)	534,427	9,293
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	78,047
Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	56,146
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(h)	177,799	157,514
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(h)	158,895	160,161
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(h)	234,022	235,151
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(h)	363,668	366,184
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	178,207	180,356
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 5.58% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(c)	233,995	234,278
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class AR, 5.43% (3 mo. Term SOFR + 1.15%), 07/25/2035(b)(c)	256,000	256,180
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(h)	10,018	9,573
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(h)	16,307	15,413
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(h)	196,446	185,313
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)(h)	87,780	88,026
Oaktree CLO Ltd., Series 2021-2A, Class AR, 5.23% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(c)	250,000	250,119
Principal Amount		Value

OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(h)	$256,965	$218,344
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(h)	225,714	202,360
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(h)	235,000	211,515
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)(h)	165,008	164,180
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(h)	105,154	105,322
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(h)	203,493	182,658
OCP CLO Ltd., Series 2020-8RA, Class AR, 5.53% (3 mo. Term SOFR + 1.25%), 10/17/2036(b)(c)	518,000	517,728
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	114,000	103,902
Palmer Square Loan Funding 2025-2 Ltd., Series 2025-2A, Class A1, 0.00% (3 mo. Term SOFR + 0.94%), 07/15/2033(b)(c)(k)	570,000	570,427
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 5.26% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(c)	250,000	249,751
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(h)	123,772	125,500
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	203,038	191,165
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	242,351	242,179
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	357,105	373,402
Rate Mortgage Trust,
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(h)	189,260	191,219
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(h)	162,720	164,549
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(h)	191,000	191,501
RCKT Mortgage Trust, Series 2025- CES6, Class A1A, 5.47%, 06/25/2055(b)(h)	235,000	234,998
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	210	166
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	2,876	2,373
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(h)	3,981	3,943
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	186,785	183,166
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(h)	309,430	286,698
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(h)	101,847	92,430
Shackleton CLO Ltd., Series 2015- 7RA, Class ARR, 5.36% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(c)	161,030	160,997
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 5.36% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(c)	$372,000	$371,000
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	47,583	46,605
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	154,000	140,828
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	154,000	131,113
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(h)	89,886	84,258
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(h)	7,245	6,929
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(h)	12,203	11,539
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(h)	294,175	261,038
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(h)	225,910	204,992
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 5.29%, 09/25/2034(h)	1,400	1,375
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 5.67%, 11/25/2033(h)	15,002	14,702
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	192,035	197,540
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	210,940	214,935
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	208,950	214,659
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	218,900	217,347
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	199,000	198,297
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	203,975	203,770
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 5.36% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(c)	205,888	205,942
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 5.16% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(c)	319,866	319,224
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 5.45% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(c)	250,000	250,069
Symphony CLO XXIII Ltd., Series 2020-23A, Class AR2, 5.16% (3 mo. Term SOFR + 0.90%), 01/15/2034(b)(c)	340,994	340,663
Synchrony Card Funding LLC,
Series 2022-A2, Class A, 3.86%, 07/15/2028	428,000	427,917
Series 2024-A2, Class A, 4.93%, 07/15/2030	140,000	142,153
Principal Amount		Value

Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	$293,333	$273,941
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 5.64%, 04/25/2045(h)	10,490	10,280
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	58,667	58,702
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	245,340	230,090
Tricon Residential Trust, Series 2025-SFR1, Class A, 5.41% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(c)	194,665	194,782
UBS Commercial Mortgage Trust,
Series 2017-C5, Class XA, IO, 1.28%, 11/15/2050(j)	831,413	14,101
Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	76,797
VDCM Commercial Mortgage Trust 2025-AZ,
Series 2025-AZ, Class A, 5.23%, 07/13/2044(b)(h)	695,000	697,810
Series 2025-AZ, Class B, 5.48%, 07/13/2044(b)(h)	100,000	100,406
Series 2025-AZ, Class C, 6.03%, 07/13/2044(b)(h)	235,000	236,425
Series 2025-AZ, Class D, 6.43%, 07/13/2044(b)(h)	245,000	247,193
Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(b)(h)	25,600	25,138
Series 2020-1, Class A2, 3.64%, 01/25/2060(b)(h)	27,829	27,351
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(h)	59,287	52,951
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(h)	246,084	221,541
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(h)	42,932	41,510
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(h)	195,857	183,455
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(h)	135,496	129,780
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(h)	78,853	79,433
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(h)	104,760	104,793
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(h)	128,815	128,542
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	24,594	23,600
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.50%, 10/25/2033(h)	14,384	13,905
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(h)	36,806	34,824
Series 2005-AR16, Class 1A1, 4.69%, 12/25/2035(h)	16,799	15,496
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.98%, 12/15/2050(j)	779,584	13,219
Wendy’s Funding LLC, Series 2018- 1A, Class A2II, 3.88%, 03/15/2048(b)	55,487	54,208
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

WEST Trust 2025-ROSE, Series 2025-ROSE, Class A, 5.45%, 04/10/2035(b)(h)	$235,000	$238,276
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	507,000	513,837
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	21,110	20,564
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	492,319	455,777
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	124,063	127,073
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	219,000	226,463
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	248,000	254,904
Total Asset-Backed Securities (Cost $39,322,255)		37,927,744
U.S. Treasury Securities–11.91%
U.S. Treasury Bills–0.23%
4.11% - 4.12%, 05/14/2026(m)(n)	335,000	323,702
U.S. Treasury Bonds–4.76%
5.00%, 05/15/2045	3,163,100	3,249,838
4.63%, 02/15/2055	3,603,100	3,508,519
		6,758,357
U.S. Treasury Notes–6.92%
3.75%, 06/30/2027	2,917,100	2,919,037
3.88%, 06/15/2028	150,500	151,305
3.88%, 06/30/2030	1,516,700	1,522,565
4.00%, 06/30/2032	699,600	700,201
4.25%, 05/15/2035	4,509,000	4,516,398
		9,809,506
Total U.S. Treasury Securities (Cost $16,673,764)		16,891,565
Shares
Preferred Stocks–0.51%
Aerospace & Defense–0.05%
Boeing Co. (The), 6.00%, Conv. Pfd.	1,000	68,000
Diversified Banks–0.01%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	10	11,741
Diversified Financial Services–0.24%
Apollo Global Management, Inc., 7.63%, Pfd.(d)	13,475	350,754
Investment Banking & Brokerage–0.09%
Morgan Stanley, 6.88%, Series F, Pfd.	5,000	125,650
Regional Banks–0.12%
M&T Bank Corp., 7.50%, Series J, Pfd.	6,570	172,134
Total Preferred Stocks (Cost $688,830)		728,279
Principal Amount			Value
Non-U.S. Dollar Denominated Bonds & Notes–0.32%(o)
Movies & Entertainment–0.09%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	100,000	$123,142
Sovereign Debt–0.23%
Barbados Government International Bond (Barbados), 8.00%, 06/26/2035(b)		88,000	88,466
Mexico Government International Bond (Mexico), 5.85%, 07/02/2032		234,000	237,101
			325,567
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $431,541)			448,709

Agency Credit Risk Transfer Notes–0.16%
Fannie Mae Connecticut Avenue Securities,
Series 2023-R02, Class 1M1, 6.61% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(c)		$69,240	70,701
Series 2025-R04, Class 1A1, 5.31% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(c)		19,449	19,466
Freddie Mac,
Series 2022-HQA3, Class M1, STACR®, 6.61% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(c)		86,144	87,762
Series 2023-DNA1, Class M1, STACR®, 6.41% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(c)		51,164	51,940
Total Agency Credit Risk Transfer Notes (Cost $225,996)			229,869
Shares
Money Market Funds–11.90%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(p)(q)		5,905,299	5,905,299
Invesco Treasury Portfolio, Institutional Class, 4.23%(p)(q)		10,983,695	10,983,695
Total Money Market Funds (Cost $16,888,994)			16,888,994
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-130.64% (Cost $185,746,774)			185,351,558
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.85%
Invesco Private Government Fund, 4.34%(p)(q)(r)		900,829	900,829
Invesco Private Prime Fund, 4.49%(p)(q)(r)		3,147,974	3,148,918
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,049,449)			4,049,747
TOTAL INVESTMENTS IN SECURITIES–133.49% (Cost $189,796,223)			189,401,305
OTHER ASSETS LESS LIABILITIES—(33.49)%			(47,516,733)
NET ASSETS–100.00%			$141,884,572
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco V.I. Core Plus Bond Fund

Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2025 was $67,842,655, which represented 47.82% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of this security was out on loan at June 30, 2025.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2025.

(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(j)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30,
2025.

(k)	Zero coupon bond issued at a discount.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1P.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1O.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,123,631	$10,500,719	$(15,719,051)	$-	$-	$5,905,299	$166,780
Invesco Treasury Portfolio, Institutional Class	20,674,884	19,501,336	(29,192,525)	-	-	10,983,695	307,770
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	767,918	17,144,054	(17,011,143)	-	-	900,829	29,253*
Invesco Private Prime Fund	2,010,497	39,482,113	(38,344,095)	298	105	3,148,918	82,593*
Total	$34,576,930	$86,628,222	$(100,266,814)	$298	$105	$20,938,741	$586,396

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1L.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco V.I. Core Plus Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	93	September-2025	$19,346,180	$61,464	$61,464
U.S. Treasury 10 Year Notes	12	September-2025	1,345,500	16,498	16,498
U.S. Treasury Long Bonds	2	September-2025	230,937	2,935	2,935
U.S. Treasury Ultra Bonds	38	September-2025	4,526,750	143,865	143,865
Subtotal—Long Futures Contracts				224,762	224,762
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	22	September-2025	(2,398,000)	(20,145)	(20,145)
U.S. Treasury 10 Year Ultra Notes	114	September-2025	(13,026,281)	(289,661)	(289,661)
Subtotal—Short Futures Contracts				(309,806)	(309,806)
Total Futures Contracts				$(85,044)	$(85,044)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/31/2025	Barclays Bank PLC	EUR	167,000	USD	190,957	$(6,138)

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco V.I. Core Plus Bond Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $168,857,780)*	$168,462,564
Investments in affiliated money market funds, at value (Cost $20,938,443)	20,938,741
Other investments:
Variation margin receivable — futures contracts	1,733
Foreign currencies, at value (Cost $207,777)	218,537
Receivable for:
Investments sold	7,899,348
Fund shares sold	322,153
Fund expenses absorbed	1,578
Dividends	68,856
Interest	1,239,671
Principal paydowns	109
Investment for trustee deferred compensation and retirement plans	80,386
Other assets	93
Total assets	199,233,769
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	6,138
Payable for:
Investments purchased	11,164,875
TBA sales commitment	41,897,665
Fund shares reacquired	56,934
Amount due custodian	12,097
Collateral upon return of securities loaned	4,049,449
Accrued fees to affiliates	64,391
Accrued other operating expenses	14,615
Trustee deferred compensation and retirement plans	83,033
Total liabilities	57,349,197
Net assets applicable to shares outstanding	$141,884,572
Net assets consist of:
Shares of beneficial interest	$158,430,795
Distributable earnings (loss)	(16,546,223)
$141,884,572
Net Assets:
Series I	$98,303,418
Series II	$43,581,154
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	16,692,518
Series II	7,503,946
Series I:
Net asset value per share	$5.89
Series II:
Net asset value per share	$5.81

*	At June 30, 2025, securities with an aggregate value of $3,948,205 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Interest	$3,156,493
Dividends	24,448
Dividends from affiliated money market funds (includes net securities lending income of $5,950)	480,500
Total investment income	3,661,441
Expenses:
Advisory fees	316,871
Administrative services fees	115,998
Custodian fees	22,209
Distribution fees - Series II	52,600
Transfer agent fees	3,779
Trustees’ and officers’ fees and benefits	9,969
Reports to shareholders	4,484
Professional services fees	26,249
Other	1,155
Total expenses	553,314
Less: Fees waived	(83,668)
Net expenses	469,646
Net investment income	3,191,795
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,356,717)
Affiliated investment securities	105
Foreign currencies	12,878
Forward foreign currency contracts	(10,133)
Futures contracts	(728,180)
(2,082,047)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	3,507,950
Affiliated investment securities	298
Foreign currencies	13,822
Forward foreign currency contracts	(9,848)
Futures contracts	145,526
3,657,748
Net realized and unrealized gain	1,575,701
Net increase in net assets resulting from operations	$4,767,496
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27
Invesco V.I. Core Plus Bond Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$3,191,795	$6,373,440
Net realized gain (loss)	(2,082,047)	1,334,601
Change in net unrealized appreciation (depreciation)	3,657,748	(3,897,665)
Net increase in net assets resulting from operations	4,767,496	3,810,376
Distributions to shareholders from distributable earnings:
Series I	—	(3,922,900)
Series II	—	(1,429,086)
Total distributions from distributable earnings	—	(5,351,986)
Share transactions–net:
Series I	(11,527,698)	16,812,417
Series II	263,822	6,555,347
Net increase (decrease) in net assets resulting from share transactions	(11,263,876)	23,367,764
Net increase (decrease) in net assets	(6,496,380)	21,826,154
Net assets:
Beginning of period	148,380,952	126,554,798
End of period	$141,884,572	$148,380,952
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28
Invesco V.I. Core Plus Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$5.70	$0.13	$0.06	$0.19	$—	$—	$—	$5.89	3.33%	$98,303	0.59%(d)	0.71%(d)	4.61%(d)	282%
Year ended 12/31/24	5.74	0.27	(0.09)	0.18	(0.22)	—	(0.22)	5.70	3.06	106,439	0.59	0.73	4.68	419
Year ended 12/31/23	5.56	0.25	0.08	0.33	(0.15)	—	(0.15)	5.74	6.14	90,748	0.60	0.72	4.44	454
Year ended 12/31/22	6.55	0.19	(1.15)	(0.96)	(0.03)	(0.00)	(0.03)	5.56	(14.54)	90,481	0.61	0.71	3.28	507
Year ended 12/31/21	6.93	0.12	(0.17)	(0.05)	(0.10)	(0.23)	(0.33)	6.55	(0.65)	39,799	0.61	0.92	1.77	377
Year ended 12/31/20	6.47	0.13	0.50	0.63	(0.13)	(0.04)	(0.17)	6.93	9.72	34,881	0.59	0.88	1.92	375
Series II
Six months ended 06/30/25	5.62	0.12	0.07	0.19	—	—	—	5.81	3.38	43,581	0.84 (d)	0.96 (d)	4.36 (d)	282
Year ended 12/31/24	5.67	0.25	(0.09)	0.16	(0.21)	—	(0.21)	5.62	2.72	41,942	0.84	0.98	4.43	419
Year ended 12/31/23	5.50	0.23	0.08	0.31	(0.14)	—	(0.14)	5.67	5.85	35,807	0.85	0.97	4.19	454
Year ended 12/31/22	6.49	0.17	(1.13)	(0.96)	(0.03)	(0.00)	(0.03)	5.50	(14.68)	28,052	0.86	0.96	3.03	507
Year ended 12/31/21	6.89	0.10	(0.17)	(0.07)	(0.10)	(0.23)	(0.33)	6.49	(1.01)	2,035	0.86	1.17	1.52	377
Year ended 12/31/20	6.45	0.11	0.49	0.60	(0.12)	(0.04)	(0.16)	6.89	9.33	629	0.84	1.13	1.67	375

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended June 30, 2022, the portfolio turnover calculation excludes the value of securities purchased of $96,195,733 in connection with the acquisition of Invesco V.I. Core Bond Fund into the Fund.

(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29
Invesco V.I. Core Plus Bond Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
30
Invesco V.I. Core Plus Bond Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
L.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds
31
Invesco V.I. Core Plus Bond Fund

(collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
M.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
N.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
O.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
P.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance.  The Fund
32
Invesco V.I. Core Plus Bond Fund

executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
Q.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
R.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
S.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.450%
Next $500 million	0.425%
Next $1.5 billion	0.400%
Next $2.5 billion	0.375%
Over $5 billion	0.350%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.45%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.61% and 0.86%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $83,668.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $11,011 for accounting and fund administrative services and was reimbursed $104,987 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
33
Invesco V.I. Core Plus Bond Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$67,992,918	$707,168	$68,700,086
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	43,536,312	—	43,536,312
Asset-Backed Securities	—	37,927,744	—	37,927,744
U.S. Treasury Securities	—	16,891,565	—	16,891,565
Preferred Stocks	728,279	—	—	728,279
Non-U.S. Dollar Denominated Bonds & Notes	—	448,709	—	448,709
Agency Credit Risk Transfer Notes	—	229,869	—	229,869
Money Market Funds	16,888,994	4,049,747	—	20,938,741
Total Investments in Securities	17,617,273	171,076,864	707,168	189,401,305
Other Investments - Assets*
Futures Contracts	224,762	—	—	224,762
Other Investments - Liabilities*
Futures Contracts	(309,806)	—	—	(309,806)
Forward Foreign Currency Contracts	—	(6,138)	—	(6,138)
	(309,806)	(6,138)	—	(315,944)
Total Other Investments	(85,044)	(6,138)	—	(91,182)
Total Investments	$17,532,229	$171,070,726	$707,168	$189,310,123

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
34
Invesco V.I. Core Plus Bond Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2025:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$224,762
Derivatives not subject to master netting agreements	(224,762)
Total Derivative Assets subject to master netting agreements	$—

Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(309,806)	$(309,806)
Unrealized depreciation on forward foreign currency contracts outstanding	(6,138)	—	(6,138)
Total Derivative Liabilities	(6,138)	(309,806)	(315,944)
Derivatives not subject to master netting agreements	—	309,806	309,806
Total Derivative Liabilities subject to master netting agreements	$(6,138)	$—	$(6,138)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2025.
	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$(6,138)	$(6,138)	$—	$—	$(6,138)
Effect of Derivative Investments for the six months ended June 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(10,133)	$-	$(10,133)
Futures contracts	-	(728,180)	(728,180)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(9,848)	-	(9,848)
Futures contracts	-	145,526	145,526
Total	$(19,981)	$(582,654)	$(602,635)
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$172,766	$46,394,353

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
35
Invesco V.I. Core Plus Bond Fund

NOTE 6—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$12,652,713	$11,098,594	$23,751,307
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $77,761,959 and $65,316,591, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,823,293
Aggregate unrealized (depreciation) of investments	(3,098,531)
Net unrealized appreciation (depreciation) of investments	$(275,238)
Cost of investments for tax purposes is $189,585,361.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	1,414,868	$8,163,828	4,644,066	$27,037,991
Series II	797,974	4,548,509	2,110,549	12,097,977
Issued as reinvestment of dividends:
Series I	-	-	683,432	3,922,900
Series II	-	-	252,043	1,428,770
Reacquired:
Series I	(3,409,731)	(19,691,526)	(2,447,324)	(14,148,474)
Series II	(751,863)	(4,284,687)	(1,214,829)	(6,971,400)
Net increase (decrease) in share activity	(1,948,752)	$(11,263,876)	4,027,937	$23,367,764

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

36
Invesco V.I. Core Plus Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Core Plus Bond Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Aggregate Bond Index (Index).  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the  three year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed
37
Invesco V.I. Core Plus Bond Fund

more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
38
Invesco V.I. Core Plus Bond Fund

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
39
Invesco V.I. Core Plus Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
40
Invesco V.I. Core Plus Bond Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Discovery Large Cap Fund
Effective April 30, 2025, Invesco V.I. Capital Appreciation Fund was renamed Invesco V.I. Discovery Large Cap Fund.

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VICAPA-NCSRS

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.15%
Aerospace & Defense–4.16%
Axon Enterprise, Inc.(b)	13,797	$11,423,088
General Electric Co.	45,770	11,780,740
Howmet Aerospace, Inc.(c)	55,553	10,340,080
		33,543,908
Apparel Retail–0.76%
TJX Cos., Inc. (The)	49,610	6,126,339
Application Software–2.32%
AppLovin Corp., Class A(b)	32,872	11,507,830
Palantir Technologies, Inc., Class A(b)	22,789	3,106,596
Samsara, Inc., Class A(b)(c)	102,551	4,079,479
		18,693,905
Asset Management & Custody Banks–2.07%
Ares Management Corp., Class A(c)	23,408	4,054,266
BlackRock, Inc.	5,041	5,289,269
KKR & Co., Inc., Class A	55,522	7,386,092
		16,729,627
Automobile Manufacturers–2.19%
Ferrari N.V. (Italy)(c)	7,526	3,693,309
Tesla, Inc.(b)	44,099	14,008,489
		17,701,798
Automotive Retail–1.57%
AutoZone, Inc.(b)	1,998	7,417,035
Carvana Co.(b)	15,633	5,267,696
		12,684,731
Biotechnology–0.41%
AbbVie, Inc.	18,060	3,352,297
Broadline Retail–7.76%
Amazon.com, Inc.(b)	249,845	54,813,494
MercadoLibre, Inc. (Brazil)(b)	2,982	7,793,845
		62,607,339
Coal & Consumable Fuels–0.59%
Cameco Corp. (Canada)	63,706	4,728,896
Communications Equipment–1.20%
Arista Networks, Inc.(b)	94,304	9,648,242
Construction & Engineering–1.56%
Quanta Services, Inc.(c)	33,348	12,608,212
Consumer Finance–0.94%
American Express Co.(c)	23,763	7,579,922
Consumer Staples Merchandise Retail–1.51%
Costco Wholesale Corp.(c)	12,284	12,160,423
Electrical Components & Equipment–0.99%
Vertiv Holdings Co., Class A	62,148	7,980,425
Environmental & Facilities Services–0.75%
Republic Services, Inc.	24,410	6,019,750
Shares		Value
Financial Exchanges & Data–0.40%
Tradeweb Markets, Inc., Class A	21,832	$3,196,205
Health Care Distributors–1.11%
Cencora, Inc.	29,927	8,973,611
Health Care Equipment–2.96%
Boston Scientific Corp.(b)	164,948	17,717,064
Intuitive Surgical, Inc.(b)	11,370	6,178,572
		23,895,636
Health Care REITs–0.92%
Welltower, Inc.(c)	48,434	7,445,759
Heavy Electrical Equipment–1.51%
GE Vernova, Inc.	23,014	12,177,858
Hotels, Resorts & Cruise Lines–1.52%
Booking Holdings, Inc.	912	5,279,787
Royal Caribbean Cruises Ltd.(c)	22,251	6,967,678
		12,247,465
Independent Power Producers & Energy Traders–0.56%
Vistra Corp.	23,510	4,556,473
Interactive Home Entertainment–0.95%
Take-Two Interactive Software, Inc.(b)	31,663	7,689,360
Interactive Media & Services–9.27%
Alphabet, Inc., Class C	134,480	23,855,407
Meta Platforms, Inc., Class A	69,097	50,999,805
		74,855,212
Internet Services & Infrastructure–2.46%
Cloudflare, Inc., Class A(b)	47,272	9,257,276
Snowflake, Inc., Class A(b)	47,371	10,600,208
		19,857,484
Investment Banking & Brokerage–1.26%
Goldman Sachs Group, Inc. (The)	14,363	10,165,413
Movies & Entertainment–5.55%
Netflix, Inc.(b)	23,681	31,711,937
Spotify Technology S.A. (Sweden)(b)	17,076	13,103,098
		44,815,035
Pharmaceuticals–0.74%
Eli Lilly and Co.	7,680	5,986,790
Property & Casualty Insurance–1.43%
Progressive Corp. (The)	43,339	11,565,446
Real Estate Services–0.53%
CBRE Group, Inc., Class A(b)	30,698	4,301,404
Research & Consulting Services–0.69%
Thomson Reuters Corp. (Canada)	27,766	5,584,576
Restaurants–1.44%
DoorDash, Inc., Class A(b)	47,199	11,635,025
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Discovery Large Cap Fund

Shares		Value
Semiconductors–18.22%
Broadcom, Inc.	117,200	$32,306,181
Microchip Technology, Inc.	113,863	8,012,539
Monolithic Power Systems, Inc.	10,784	7,887,202
NVIDIA Corp.	570,515	90,135,665
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	38,470	8,713,070
		147,054,657
Systems Software–12.13%
Check Point Software Technologies Ltd. (Israel)(b)	28,133	6,224,427
CrowdStrike Holdings, Inc., Class A(b)	8,439	4,298,067
Microsoft Corp.	145,281	72,264,222
ServiceNow, Inc.(b)	14,712	15,125,113
		97,911,829
Technology Hardware, Storage & Peripherals–3.37%
Apple, Inc.	132,561	27,197,540
Transaction & Payment Processing Services–3.35%
Mastercard, Inc., Class A	27,649	15,537,079
Visa, Inc., Class A	32,356	11,487,998
		27,025,077
Total Common Stocks & Other Equity Interests (Cost $377,370,338)		800,303,669
Shares		Value
Money Market Funds–1.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	3,302,853	$3,302,853
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	6,133,870	6,133,870
Total Money Market Funds (Cost $9,436,723)		9,436,723
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.32% (Cost $386,807,061)		809,740,392
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.22%
Invesco Private Government Fund, 4.34%(d)(e)(f)	11,739,724	11,739,724
Invesco Private Prime Fund, 4.49%(d)(e)(f)	30,383,785	30,392,900
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,131,660)		42,132,624
TOTAL INVESTMENTS IN SECURITIES–105.54% (Cost $428,938,721)		851,873,016
OTHER ASSETS LESS LIABILITIES—(5.54)%		(44,718,680)
NET ASSETS–100.00%		$807,154,336
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$31,537,185	$(28,234,332)	$-	$-	$3,302,853	$52,787
Invesco Treasury Portfolio, Institutional Class	-	58,569,058	(52,435,188)	-	-	6,133,870	97,256
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,632,253	160,869,987	(150,762,516)	-	-	11,739,724	195,421*
Invesco Private Prime Fund	4,250,112	366,660,205	(340,515,801)	964	(2,580)	30,392,900	519,253*
Total	$5,882,365	$617,636,435	$(571,947,837)	$964	$(2,580)	$51,569,347	$864,717

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Discovery Large Cap Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $377,370,338)*	$800,303,669
Investments in affiliated money market funds, at value (Cost $51,568,383)	51,569,347
Cash	2,000,000
Foreign currencies, at value (Cost $287)	272
Receivable for:
Investments sold	4,079,942
Fund shares sold	103,100
Fund expenses absorbed	5,985
Dividends	117,448
Investment for trustee deferred compensation and retirement plans	108,031
Other assets	309
Total assets	858,288,103
Liabilities:
Payable for:
Investments purchased	1,363,568
Fund shares reacquired	7,147,770
Collateral upon return of securities loaned	42,131,660
Accrued fees to affiliates	365,201
Accrued other operating expenses	17,537
Trustee deferred compensation and retirement plans	108,031
Total liabilities	51,133,767
Net assets applicable to shares outstanding	$807,154,336
Net assets consist of:
Shares of beneficial interest	$253,461,912
Distributable earnings	553,692,424
$807,154,336
Net Assets:
Series I	$630,723,459
Series II	$176,430,877
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	9,459,422
Series II	2,800,353
Series I:
Net asset value per share	$66.68
Series II:
Net asset value per share	$63.00

*	At June 30, 2025, securities with an aggregate value of $41,465,947 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $18,684)	$1,505,001
Dividends from affiliated money market funds (includes net securities lending income of $23,552)	173,595
Total investment income	1,678,596
Expenses:
Advisory fees	2,594,166
Administrative services fees	598,872
Custodian fees	2,875
Distribution fees - Series II	196,833
Transfer agent fees	20,242
Trustees’ and officers’ fees and benefits	12,316
Reports to shareholders	4,814
Professional services fees	23,312
Other	4,987
Total expenses	3,458,417
Less: Fees waived	(272,647)
Net expenses	3,185,770
Net investment income (loss)	(1,507,174)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	40,569,672
Affiliated investment securities	(2,580)
40,567,092
Change in net unrealized appreciation of:
Unaffiliated investment securities	1,651,292
Affiliated investment securities	964
Foreign currencies	926
1,653,182
Net realized and unrealized gain	42,220,274
Net increase in net assets resulting from operations	$40,713,100
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Discovery Large Cap Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(1,507,174)	$(2,472,383)
Net realized gain	40,567,092	107,466,748
Change in net unrealized appreciation	1,653,182	121,362,692
Net increase in net assets resulting from operations	40,713,100	226,357,057
Share transactions–net:
Series I	(35,886,633)	(82,467,684)
Series II	(10,349,123)	(39,512,776)
Net increase (decrease) in net assets resulting from share transactions	(46,235,756)	(121,980,460)
Net increase (decrease) in net assets	(5,522,656)	104,376,597
Net assets:
Beginning of period	812,676,992	708,300,395
End of period	$807,154,336	$812,676,992
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Discovery Large Cap Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$63.15	$(0.11)	$3.64	$3.53	$—	$66.68	5.59%	$630,723	0.80%(d)	0.87%(d)	(0.35)%(d)	32%
Year ended 12/31/24	47.07	(0.15)	16.23	16.08	—	63.15	34.16	633,277	0.80	0.88	(0.26)	58
Year ended 12/31/23	34.77	(0.05)	12.35	12.30	—	47.07	35.37	541,047	0.80	0.88	(0.11)	81
Year ended 12/31/22	81.86	0.02	(24.48)	(24.46)	(22.63)	34.77	(30.78)	443,996	0.80	0.88	0.03	73
Year ended 12/31/21	70.34	(0.26)	16.12	15.86	(4.34)	81.86	22.57	686,517	0.80	0.84	(0.34)	91
Year ended 12/31/20	59.77	(0.08)	21.00	20.92	(10.35)	70.34	36.59	626,304	0.80	0.88	(0.12)	37
Series II
Six months ended 06/30/25	59.74	(0.17)	3.43	3.26	—	63.00	5.46	176,431	1.05 (d)	1.12 (d)	(0.60)(d)	32
Year ended 12/31/24	44.64	(0.27)	15.37	15.10	—	59.74	33.82	179,400	1.05	1.13	(0.51)	58
Year ended 12/31/23	33.06	(0.14)	11.72	11.58	—	44.64	35.03	167,253	1.05	1.13	(0.36)	81
Year ended 12/31/22	79.58	(0.12)	(23.77)	(23.89)	(22.63)	33.06	(30.96)	119,613	1.05	1.13	(0.22)	73
Year ended 12/31/21	68.64	(0.45)	15.73	15.28	(4.34)	79.58	22.28	226,282	1.05	1.09	(0.59)	91
Year ended 12/31/20	58.67	(0.23)	20.55	20.32	(10.35)	68.64	36.24	215,610	1.05	1.13	(0.37)	37

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Discovery Large Cap Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Discovery Large Cap Fund, formerly Invesco V.I. Capital Appreciation Fund, (the "Fund") is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
7
Invesco V.I. Discovery Large Cap Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
8
Invesco V.I. Discovery Large Cap Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $2,451 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Over $1 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.80% and 1.05%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or
9
Invesco V.I. Discovery Large Cap Fund

reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $272,647.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $53,616 for accounting and fund administrative services and was reimbursed $545,256 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2025, the Fund incurred $4,311 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$800,303,669	$—	$—	$800,303,669
Money Market Funds	9,436,723	42,132,624	—	51,569,347
Total Investments	$809,740,392	$42,132,624	$—	$851,873,016
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund
10
Invesco V.I. Discovery Large Cap Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $238,683,317 and $297,771,496, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$423,691,687
Aggregate unrealized (depreciation) of investments	(1,320,860)
Net unrealized appreciation of investments	$422,370,827
Cost of investments for tax purposes is $429,502,189.
NOTE 8—Share Information
Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	142,076	$8,001,075	124,064	$7,048,428
Series II	475,456	27,257,048	103,294	5,480,668
Reacquired:
Series I	(710,871)	(43,887,708)	(1,590,331)	(89,516,112)
Series II	(677,903)	(37,606,171)	(846,903)	(44,993,444)
Net increase (decrease) in share activity	(771,242)	$(46,235,756)	(2,209,876)	$(121,980,460)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco V.I. Discovery Large Cap Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Discovery Large Cap Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Growth Index (Index).  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and  below the performance of the Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed
12
Invesco V.I. Discovery Large Cap Fund

more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were reasonably comparable to and below, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the
13
Invesco V.I. Discovery Large Cap Fund

federal securities laws and consistent with best execution obligations.
14
Invesco V.I. Discovery Large Cap Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco V.I. Discovery Large Cap Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Discovery Mid Cap Growth Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIDMCG-NCSRS

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.49%
Aerospace & Defense–9.08%
Axon Enterprise, Inc.(b)	30,542	$25,286,943
Curtiss-Wright Corp.	27,565	13,466,881
Embraer S.A., ADR (Brazil)	123,909	7,051,661
HEICO Corp.(c)	45,106	14,794,768
Howmet Aerospace, Inc.	140,973	26,239,305
		86,839,558
Application Software–8.60%
Circle Internet Group, Inc.(b)(c)	26,636	4,828,840
Fair Isaac Corp.(b)	3,334	6,094,419
Guidewire Software, Inc.(b)	58,327	13,733,092
Nutanix, Inc., Class A(b)(c)	73,467	5,615,817
Palantir Technologies, Inc., Class A(b)	154,434	21,052,443
Q2 Holdings, Inc.(b)	67,797	6,345,121
Samsara, Inc., Class A(b)	170,897	6,798,283
ServiceTitan, Inc.(b)	57,721	6,186,537
Tyler Technologies, Inc.(b)	19,621	11,632,114
		82,286,666
Asset Management & Custody Banks–1.82%
Ares Management Corp., Class A(c)	100,722	17,445,050
Automotive Retail–2.22%
AutoZone, Inc.(b)	3,357	12,461,956
Carvana Co.(b)	25,917	8,732,992
		21,194,948
Biotechnology–2.64%
Alnylam Pharmaceuticals, Inc.(b)	34,838	11,360,323
Natera, Inc.(b)	82,384	13,917,953
		25,278,276
Broadline Retail–1.28%
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	92,679	12,213,239
Building Products–0.60%
Lennox International, Inc.(c)	9,966	5,712,910
Cargo Ground Transportation–0.84%
XPO, Inc.(b)(c)	63,954	8,076,751
Construction & Engineering–4.56%
Comfort Systems USA, Inc.	20,379	10,927,424
EMCOR Group, Inc.	16,406	8,775,405
MasTec, Inc.(b)	37,464	6,384,989
Quanta Services, Inc.	46,313	17,510,019
		43,597,837
Construction Machinery & Heavy Transportation Equipment– 1.49%
Wabtec Corp.	67,879	14,210,469
Consumer Staples Merchandise Retail–0.66%
BJ’s Wholesale Club Holdings, Inc., Class C(b)	58,663	6,325,631
Education Services–1.32%
Duolingo, Inc.(b)	30,759	12,611,805
Shares		Value
Electric Utilities–1.03%
NRG Energy, Inc.	61,507	$9,876,794
Electrical Components & Equipment–1.57%
Vertiv Holdings Co., Class A	117,061	15,031,803
Electronic Manufacturing Services–2.05%
Flex Ltd.(b)	393,007	19,618,909
Environmental & Facilities Services–0.97%
Republic Services, Inc.	37,719	9,301,883
Financial Exchanges & Data–3.18%
Nasdaq, Inc.	132,351	11,834,826
Tradeweb Markets, Inc., Class A	127,047	18,599,681
		30,434,507
Food Retail–1.03%
Casey’s General Stores, Inc.	19,337	9,867,091
Health Care Distributors–1.97%
Cencora, Inc.	63,015	18,895,048
Health Care Equipment–2.04%
Insulet Corp.(b)	44,566	14,001,746
Penumbra, Inc.(b)	21,567	5,534,739
		19,536,485
Health Care Facilities–3.45%
Encompass Health Corp.	170,195	20,871,013
Tenet Healthcare Corp.(b)	69,116	12,164,416
		33,035,429
Health Care Services–0.96%
Labcorp Holdings, Inc.	35,149	9,226,964
Hotels, Resorts & Cruise Lines–5.08%
Hilton Worldwide Holdings, Inc.	99,519	26,505,890
Royal Caribbean Cruises Ltd.(c)	35,969	11,263,333
Viking Holdings Ltd.(b)(c)	203,662	10,853,148
		48,622,371
Independent Power Producers & Energy Traders–1.21%
Vistra Corp.	59,510	11,533,633
Industrial Machinery & Supplies & Components–1.16%
ITT, Inc.	70,554	11,064,984
Insurance Brokers–2.27%
Brown & Brown, Inc.	123,563	13,699,430
Ryan Specialty Holdings, Inc., Class A(c)	118,513	8,057,699
		21,757,129
Interactive Home Entertainment–0.50%
Take-Two Interactive Software, Inc.(b)	19,708	4,786,088
Internet Services & Infrastructure–3.18%
Cloudflare, Inc., Class A(b)	107,365	21,025,288
GoDaddy, Inc., Class A(b)	52,273	9,412,276
		30,437,564
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Discovery Mid Cap Growth Fund

Shares		Value
Investment Banking & Brokerage–4.17%
Evercore, Inc., Class A	41,588	$11,229,592
LPL Financial Holdings, Inc.	44,220	16,581,173
Robinhood Markets, Inc., Class A(b)	129,505	12,125,553
		39,936,318
Leisure Facilities–0.99%
Planet Fitness, Inc., Class A(b)	86,469	9,429,444
Managed Health Care–0.60%
HealthEquity, Inc.(b)	55,164	5,778,981
Movies & Entertainment–1.79%
Spotify Technology S.A. (Sweden)(b)	12,172	9,340,062
TKO Group Holdings, Inc.(c)	42,989	7,821,849
		17,161,911
Oil & Gas Equipment & Services–0.83%
TechnipFMC PLC (United Kingdom)	231,779	7,982,469
Oil & Gas Exploration & Production–0.25%
Coterra Energy, Inc.	95,330	2,419,475
Oil & Gas Storage & Transportation–1.83%
Cheniere Energy, Inc.	52,362	12,751,194
Targa Resources Corp.	27,219	4,738,284
		17,489,478
Other Specialty Retail–1.41%
Chewy, Inc., Class A(b)	315,610	13,451,298
Real Estate Services–0.91%
CBRE Group, Inc., Class A(b)	62,064	8,696,408
Research & Consulting Services–1.58%
Verisk Analytics, Inc.	48,681	15,164,132
Restaurants–5.17%
Darden Restaurants, Inc.	67,174	14,641,917
DoorDash, Inc., Class A(b)	59,776	14,735,382
Dutch Bros, Inc., Class A(b)(c)	123,160	8,420,449
Texas Roadhouse, Inc.	62,168	11,650,905
		49,448,653
Semiconductors–4.37%
Credo Technology Group Holding Ltd.(b)	50,533	4,678,851
MACOM Technology Solutions Holdings, Inc.(b)	95,701	13,712,996
Shares		Value
Semiconductors–(continued)
Microchip Technology, Inc.	155,787	$10,962,731
Monolithic Power Systems, Inc.(c)	17,000	12,433,460
		41,788,038
Steel–1.31%
Carpenter Technology Corp.	45,291	12,517,527
Systems Software–4.19%
Check Point Software Technologies Ltd. (Israel)(b)	44,949	9,944,966
CyberArk Software Ltd.(b)	47,850	19,469,208
Zscaler, Inc.(b)(c)	34,119	10,711,319
		40,125,493
Trading Companies & Distributors–1.31%
Fastenal Co.(c)	297,550	12,497,100
Transaction & Payment Processing Services–1.02%
Toast, Inc., Class A(b)	219,317	9,713,550
Total Common Stocks & Other Equity Interests (Cost $677,693,195)		942,420,097
Money Market Funds–2.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	7,160,640	7,160,640
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	13,022,268	13,022,268
Total Money Market Funds (Cost $20,182,908)		20,182,908
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.60% (Cost $697,876,103)		962,603,005
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.18%
Invesco Private Government Fund, 4.34%(d)(e)(f)	27,072,388	27,072,388
Invesco Private Prime Fund, 4.49%(d)(e)(f)	70,273,562	70,294,644
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $97,361,285)		97,367,032
TOTAL INVESTMENTS IN SECURITIES–110.78% (Cost $795,237,388)		1,059,970,037
OTHER ASSETS LESS LIABILITIES—(10.78)%		(103,120,714)
NET ASSETS–100.00%		$956,849,323
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,213,703	$68,956,144	$(68,009,207)	$-	$-	$7,160,640	$180,794
Invesco Treasury Portfolio, Institutional Class	11,263,669	128,061,413	(126,302,814)	-	-	13,022,268	327,333
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,942,461	238,192,304	(225,062,377)	-	-	27,072,388	416,026*
Invesco Private Prime Fund	36,358,462	481,519,604	(447,585,360)	5,747	(3,809)	70,294,644	1,117,657*
Total	$67,778,295	$916,729,465	$(866,959,758)	$5,747	$(3,809)	$117,549,940	$2,041,810

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Discovery Mid Cap Growth Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $677,693,195)*	$942,420,097
Investments in affiliated money market funds, at value (Cost $117,544,193)	117,549,940
Cash	500,000
Receivable for:
Fund shares sold	92,654
Dividends	193,967
Investment for trustee deferred compensation and retirement plans	150,053
Other assets	334
Total assets	1,060,907,045
Liabilities:
Payable for:
Investments purchased	1,121,025
Fund shares reacquired	4,971,004
Collateral upon return of securities loaned	97,361,285
Accrued fees to affiliates	430,470
Accrued other operating expenses	18,778
Trustee deferred compensation and retirement plans	155,160
Total liabilities	104,057,722
Net assets applicable to shares outstanding	$956,849,323
Net assets consist of:
Shares of beneficial interest	$594,471,856
Distributable earnings	362,377,467
$956,849,323
Net Assets:
Series I	$796,052,884
Series II	$160,796,439
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	9,824,958
Series II	2,316,605
Series I:
Net asset value per share	$81.02
Series II:
Net asset value per share	$69.41

*	At June 30, 2025, securities with an aggregate value of $95,561,585 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends	$1,733,589
Dividends from affiliated money market funds (includes net securities lending income of $57,725)	565,852
Total investment income	2,299,441
Expenses:
Advisory fees	3,042,584
Administrative services fees	730,126
Custodian fees	4,473
Distribution fees - Series II	184,892
Transfer agent fees	24,879
Trustees’ and officers’ fees and benefits	12,786
Reports to shareholders	4,491
Professional services fees	20,627
Other	6,188
Total expenses	4,031,046
Less: Fees waived	(13,741)
Net expenses	4,017,305
Net investment income (loss)	(1,717,864)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	25,035,400
Affiliated investment securities	(3,809)
25,031,591
Change in net unrealized appreciation of:
Unaffiliated investment securities	10,234,180
Affiliated investment securities	5,747
10,239,927
Net realized and unrealized gain	35,271,518
Net increase in net assets resulting from operations	$33,553,654
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Discovery Mid Cap Growth Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(1,717,864)	$(2,140,602)
Net realized gain	25,031,591	117,724,273
Change in net unrealized appreciation	10,239,927	81,869,545
Net increase in net assets resulting from operations	33,553,654	197,453,216
Share transactions–net:
Series I	(36,482,259)	(57,541,895)
Series II	(5,892,118)	(17,391,584)
Net increase (decrease) in net assets resulting from share transactions	(42,374,377)	(74,933,479)
Net increase (decrease) in net assets	(8,820,723)	122,519,737
Net assets:
Beginning of period	965,670,046	843,150,309
End of period	$956,849,323	$965,670,046
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Discovery Mid Cap Growth Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$78.03	$(0.13)	$3.12	$2.99	$—	$—	$—	$81.02	3.84%	$796,053	0.86%(d)	0.86%(d)	(0.35)%(d)	55%
Year ended 12/31/24	62.81	(0.14)	15.36	15.22	—	—	—	78.03	24.23	804,405	0.86	0.86	(0.19)	97
Year ended 12/31/23	55.51	(0.07)	7.37	7.30	—	—	—	62.81	13.15	697,742	0.87	0.87	(0.12)	129
Year ended 12/31/22	114.63	(0.10)	(35.03)	(35.13)	—	(23.99)	(23.99)	55.51	(30.98)	673,217	0.84	0.86	(0.12)	97
Year ended 12/31/21	106.94	(0.62)	21.29	20.67	—	(12.98)	(12.98)	114.63	19.09	1,043,224	0.80	0.83	(0.54)	77
Year ended 12/31/20	83.82	(0.32)	30.78	30.46	(0.04)	(7.30)	(7.34)	106.94	40.70	963,414	0.80	0.86	(0.37)	87
Series II
Six months ended 06/30/25	66.93	(0.19)	2.67	2.48	—	—	—	69.41	3.71	160,796	1.11 (d)	1.11 (d)	(0.60)(d)	55
Year ended 12/31/24	54.01	(0.27)	13.19	12.92	—	—	—	66.93	23.92	161,265	1.11	1.11	(0.44)	97
Year ended 12/31/23	47.85	(0.19)	6.35	6.16	—	—	—	54.01	12.88	145,409	1.12	1.12	(0.37)	129
Year ended 12/31/22	103.76	(0.27)	(31.65)	(31.92)	—	(23.99)	(23.99)	47.85	(31.14)	131,031	1.09	1.11	(0.37)	97
Year ended 12/31/21	98.05	(0.83)	19.52	18.69	—	(12.98)	(12.98)	103.76	18.79	208,990	1.05	1.08	(0.79)	77
Year ended 12/31/20	77.70	(0.50)	28.15	27.65	—	(7.30)	(7.30)	98.05	40.24	196,217	1.05	1.11	(0.62)	87

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $123,217,891 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Mid Cap Growth
Fund into the Fund.

(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
8
Invesco V.I. Discovery Mid Cap Growth Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
9
Invesco V.I. Discovery Mid Cap Growth Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $5,609 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $700 million	0.600%
Over $1.5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.68%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $13,741.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and
10
Invesco V.I. Discovery Mid Cap Growth Fund

periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $64,274 for accounting and fund administrative services and was reimbursed $665,852 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2025, the Fund incurred $5,776 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$942,420,097	$—	$—	$942,420,097
Money Market Funds	20,182,908	97,367,032	—	117,549,940
Total Investments	$962,603,005	$97,367,032	$—	$1,059,970,037
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
11
Invesco V.I. Discovery Mid Cap Growth Fund

NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $494,386,893 and $537,821,761, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$266,217,210
Aggregate unrealized (depreciation) of investments	(3,965,838)
Net unrealized appreciation of investments	$262,251,372
Cost of investments for tax purposes is $797,718,665.
NOTE 8—Share Information
Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	280,603	$20,643,563	920,280	$65,922,292
Series II	225,708	14,383,055	247,135	15,428,811
Reacquired:
Series I	(764,990)	(57,125,822)	(1,720,312)	(123,464,187)
Series II	(318,693)	(20,275,173)	(529,989)	(32,820,395)
Net increase (decrease) in share activity	(577,372)	$(42,374,377)	(1,082,886)	$(74,933,479)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco V.I. Discovery Mid Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Discovery Mid Cap Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Growth Index (Index).  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period, the fourth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could
13
Invesco V.I. Discovery Mid Cap Growth Fund

produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.  The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related
14
Invesco V.I. Discovery Mid Cap Growth Fund

responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
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Invesco V.I. Discovery Mid Cap Growth Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. Discovery Mid Cap Growth Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Diversified Dividend Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIDDI-NCSRS

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.00%
Aerospace & Defense–3.02%
Airbus S.E. (France)	12,815	$2,680,907
General Electric Co.	14,262	3,670,896
Northrop Grumman Corp.	14,214	7,106,716
		13,458,519
Agricultural & Farm Machinery–1.51%
Deere & Co.(b)	13,220	6,722,238
Apparel Retail–1.14%
Ross Stores, Inc.	20,052	2,558,234
TJX Cos., Inc. (The)	20,302	2,507,094
		5,065,328
Application Software–0.81%
Salesforce, Inc.	13,273	3,619,414
Asset Management & Custody Banks–1.52%
BlackRock, Inc.	6,443	6,760,318
Biotechnology–1.03%
AbbVie, Inc.	24,736	4,591,496
Building Products–1.56%
Carlisle Cos., Inc.(b)	8,117	3,030,888
Johnson Controls International PLC	37,109	3,919,452
		6,950,340
Cable & Satellite–0.89%
Comcast Corp., Class A	110,947	3,959,698
Communications Equipment–2.22%
Cisco Systems, Inc.	142,627	9,895,461
Construction Materials–1.27%
CRH PLC	61,740	5,667,732
Consumer Finance–2.29%
American Express Co.	15,003	4,785,657
Capital One Financial Corp.	25,403	5,404,742
		10,190,399
Consumer Staples Merchandise Retail–2.61%
Walmart, Inc.	119,033	11,639,047
Diversified Banks–10.84%
Bank of America Corp.	237,645	11,245,362
Fifth Third Bancorp	72,608	2,986,367
JPMorgan Chase & Co.	62,397	18,089,514
PNC Financial Services Group, Inc. (The)	34,049	6,347,415
Wells Fargo & Co.	119,744	9,593,889
		48,262,547
Electric Utilities–2.93%
Entergy Corp.	77,824	6,468,731
PPL Corp.(b)	193,710	6,564,832
		13,033,563
Shares		Value
Electrical Components & Equipment–4.20%
Eaton Corp. PLC	23,926	$8,541,342
Emerson Electric Co.(b)	48,524	6,469,705
Hubbell, Inc.(b)	9,002	3,676,507
		18,687,554
Electronic Manufacturing Services–0.70%
TE Connectivity PLC (Switzerland)	18,446	3,111,287
Food Distributors–1.48%
Sysco Corp.(b)	86,839	6,577,186
Health Care Distributors–1.05%
Cencora, Inc.	15,602	4,678,260
Health Care Equipment–1.66%
Medtronic PLC	84,757	7,388,268
Health Care Services–0.87%
CVS Health Corp.	56,127	3,871,640
Health Care Supplies–0.54%
Alcon AG(b)	27,358	2,415,164
Home Improvement Retail–2.28%
Lowe’s Cos., Inc.	45,662	10,131,028
Hotels, Resorts & Cruise Lines–1.42%
Marriott International, Inc., Class A	23,203	6,339,292
Household Products–2.73%
Colgate-Palmolive Co.	43,495	3,953,696
Procter & Gamble Co. (The)	51,614	8,223,142
		12,176,838
Industrial Gases–0.78%
Air Products and Chemicals, Inc.(b)	12,240	3,452,414
Industrial Machinery & Supplies & Components–1.36%
Parker-Hannifin Corp.	8,690	6,069,704
Industrial REITs–1.15%
Prologis, Inc.	48,827	5,132,694
Integrated Oil & Gas–2.74%
Chevron Corp.	77,886	11,152,497
Suncor Energy, Inc. (Canada)	27,496	1,029,725
		12,182,222
Integrated Telecommunication Services–1.65%
AT&T, Inc.(b)	253,637	7,340,255
Interactive Media & Services–1.25%
Alphabet, Inc., Class A	31,486	5,548,778
Investment Banking & Brokerage–3.01%
Charles Schwab Corp. (The)	89,427	8,159,319
Morgan Stanley	37,188	5,238,302
		13,397,621
Life Sciences Tools & Services–1.65%
Danaher Corp.	25,799	5,096,335
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Diversified Dividend Fund

Shares		Value
Life Sciences Tools & Services–(continued)
Lonza Group AG (Switzerland)	3,147	$2,250,619
		7,346,954
Managed Health Care–0.73%
UnitedHealth Group, Inc.	10,466	3,265,078
Movies & Entertainment–1.20%
Walt Disney Co. (The)	43,090	5,343,591
Multi-line Insurance–1.89%
American International Group, Inc.	98,278	8,411,614
Multi-Utilities–1.78%
CMS Energy Corp.	53,153	3,682,440
Public Service Enterprise Group, Inc.	50,678	4,266,074
		7,948,514
Oil & Gas Exploration & Production–1.49%
ConocoPhillips	73,783	6,621,286
Oil & Gas Refining & Marketing–1.02%
Valero Energy Corp.	33,942	4,562,484
Oil & Gas Storage & Transportation–1.96%
Cheniere Energy, Inc.	11,647	2,836,277
Williams Cos., Inc. (The)	93,939	5,900,309
		8,736,586
Paper & Plastic Packaging Products & Materials–0.65%
Smurfit WestRock PLC	67,282	2,903,218
Personal Care Products–0.51%
L’Oreal S.A. (France)	5,303	2,271,560
Pharmaceuticals–4.27%
AstraZeneca PLC (United Kingdom)	15,183	2,113,005
Bristol-Myers Squibb Co.	74,354	3,441,847
Johnson & Johnson	61,803	9,440,408
Merck & Co., Inc.	26,104	2,066,392
Sanofi S.A., ADR	40,861	1,973,995
		19,035,647
Property & Casualty Insurance–0.86%
Hartford Insurance Group, Inc. (The)	30,204	3,831,981
Rail Transportation–1.91%
Union Pacific Corp.	36,950	8,501,456
Restaurants–2.40%
McDonald’s Corp.	27,549	8,048,992
Yum! Brands, Inc.	17,935	2,657,608
		10,706,600
Semiconductor Materials & Equipment–0.99%
ASML Holding N.V., New York Shares (Netherlands)	3,038	2,434,623
Shares		Value
Semiconductor Materials & Equipment–(continued)
Lam Research Corp.	20,198	$1,966,073
		4,400,696
Semiconductors–2.29%
Broadcom, Inc.	17,124	4,720,231
Texas Instruments, Inc.	26,376	5,476,185
		10,196,416
Soft Drinks & Non-alcoholic Beverages–2.57%
Coca-Cola Co. (The)	95,385	6,748,489
Keurig Dr Pepper, Inc.	142,228	4,702,057
		11,450,546
Systems Software–3.76%
Microsoft Corp.	21,702	10,794,792
Oracle Corp.	27,256	5,958,979
		16,753,771
Telecom Tower REITs–0.99%
American Tower Corp.(b)	20,030	4,427,031
Tobacco–2.43%
Philip Morris International, Inc. (Switzerland)	59,360	10,811,237
Transaction & Payment Processing Services–1.14%
Visa, Inc., Class A	14,352	5,095,678
Total Common Stocks & Other Equity Interests (Cost $337,337,196)		440,938,249
Money Market Funds–0.93%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d)	1,445,973	1,445,973
Invesco Treasury Portfolio, Institutional Class, 4.23%(c)(d)	2,684,706	2,684,706
Total Money Market Funds (Cost $4,130,679)		4,130,679
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $341,467,875)		445,068,928
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.05%
Invesco Private Government Fund, 4.34%(c)(d)(e)	7,487,177	7,487,177
Invesco Private Prime Fund, 4.49%(c)(d)(e)	19,448,694	19,454,529
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,939,854)		26,941,706
TOTAL INVESTMENTS IN SECURITIES–105.98% (Cost $368,407,729)		472,010,634
OTHER ASSETS LESS LIABILITIES—(5.98)%		(26,612,674)
NET ASSETS–100.00%		$445,397,960
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Diversified Dividend Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,256,524	$25,808,968	$(28,619,519)	$-	$-	$1,445,973	$77,301
Invesco Treasury Portfolio, Institutional Class	7,904,300	47,930,941	(53,150,535)	-	-	2,684,706	142,440
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,181,026	191,772,328	(193,466,177)	-	-	7,487,177	236,867*
Invesco Private Prime Fund	23,868,468	369,033,253	(373,446,417)	1,852	(2,627)	19,454,529	620,063*
Total	$45,210,318	$634,545,490	$(648,682,648)	$1,852	$(2,627)	$31,072,385	$1,076,671

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Diversified Dividend Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $337,337,196)*	$440,938,249
Investments in affiliated money market funds, at value (Cost $31,070,533)	31,072,385
Cash	11,529
Foreign currencies, at value (Cost $216)	187
Receivable for:
Fund shares sold	135,871
Dividends	682,031
Investment for trustee deferred compensation and retirement plans	78,195
Other assets	163
Total assets	472,918,610
Liabilities:
Payable for:
Fund shares reacquired	225,457
Collateral upon return of securities loaned	26,939,854
Accrued fees to affiliates	236,254
Accrued other operating expenses	16,927
Trustee deferred compensation and retirement plans	102,158
Total liabilities	27,520,650
Net assets applicable to shares outstanding	$445,397,960
Net assets consist of:
Shares of beneficial interest	$281,563,548
Distributable earnings	163,834,412
$445,397,960
Net Assets:
Series I	$210,638,862
Series II	$234,759,098
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	7,654,001
Series II	8,635,992
Series I:
Net asset value per share	$27.52
Series II:
Net asset value per share	$27.18

*	At June 30, 2025, securities with an aggregate value of $26,514,681 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $46,970)	$4,612,651
Dividends from affiliated money market funds (includes net securities lending income of $23,778)	243,519
Total investment income	4,856,170
Expenses:
Advisory fees	1,068,891
Administrative services fees	360,577
Custodian fees	2,974
Distribution fees - Series II	285,590
Transfer agent fees	11,354
Trustees’ and officers’ fees and benefits	11,219
Reports to shareholders	4,465
Professional services fees	20,384
Other	2,992
Total expenses	1,768,446
Less: Fees waived	(5,822)
Net expenses	1,762,624
Net investment income	3,093,546
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	18,115,990
Affiliated investment securities	(2,627)
Foreign currencies	(4,632)
18,108,731
Change in net unrealized appreciation of:
Unaffiliated investment securities	4,996,342
Affiliated investment securities	1,852
Foreign currencies	22,891
5,021,085
Net realized and unrealized gain	23,129,816
Net increase in net assets resulting from operations	$26,223,362
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Diversified Dividend Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$3,093,546	$6,628,091
Net realized gain	18,108,731	34,100,989
Change in net unrealized appreciation	5,021,085	14,112,673
Net increase in net assets resulting from operations	26,223,362	54,841,753
Distributions to shareholders from distributable earnings:
Series I	—	(12,514,661)
Series II	—	(13,059,334)
Total distributions from distributable earnings	—	(25,573,995)
Share transactions–net:
Series I	(15,019,663)	(16,040,435)
Series II	(9,678,572)	(7,566,093)
Net increase (decrease) in net assets resulting from share transactions	(24,698,235)	(23,606,528)
Net increase in net assets	1,525,127	5,661,230
Net assets:
Beginning of period	443,872,833	438,211,603
End of period	$445,397,960	$443,872,833
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Diversified Dividend Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$25.88	$0.20	$1.44	$1.64	$—	$—	$—	$27.52	6.34%	$210,639	0.68%(d)	0.68%(d)	1.55%(d)	33%
Year ended 12/31/24	24.24	0.42	2.81	3.23	(0.51)	(1.08)	(1.59)	25.88	13.22	212,914	0.70	0.70	1.61	46
Year ended 12/31/23	24.99	0.46	1.45	1.91	(0.52)	(2.14)	(2.66)	24.24	9.05	214,556	0.68	0.68	1.86	45
Year ended 12/31/22	29.82	0.54	(1.16)	(0.62)	(0.56)	(3.65)	(4.21)	24.99	(1.68)	225,216	0.67	0.67	1.91	40
Year ended 12/31/21	25.72	0.52	4.32	4.84	(0.63)	(0.11)	(0.74)	29.82	18.89	242,810	0.68	0.68	1.81	45
Year ended 12/31/20	27.23	0.58	(0.67)	(0.09)	(0.77)	(0.65)	(1.42)	25.72	0.14	233,073	0.70	0.70	2.41	9
Series II
Six months ended 06/30/25	25.60	0.17	1.41	1.58	—	—	—	27.18	6.17	234,759	0.93 (d)	0.93 (d)	1.30 (d)	33
Year ended 12/31/24	23.99	0.35	2.78	3.13	(0.44)	(1.08)	(1.52)	25.60	12.96	230,958	0.95	0.95	1.36	46
Year ended 12/31/23	24.75	0.40	1.43	1.83	(0.45)	(2.14)	(2.59)	23.99	8.77	223,655	0.93	0.93	1.61	45
Year ended 12/31/22	29.57	0.46	(1.15)	(0.69)	(0.48)	(3.65)	(4.13)	24.75	(1.93)	229,588	0.92	0.92	1.66	40
Year ended 12/31/21	25.52	0.44	4.29	4.73	(0.57)	(0.11)	(0.68)	29.57	18.59	245,103	0.93	0.93	1.56	45
Year ended 12/31/20	27.03	0.52	(0.68)	(0.16)	(0.71)	(0.64)	(1.35)	25.52	(0.13)	218,234	0.95	0.95	2.16	9

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Diversified Dividend Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
8
Invesco V.I. Diversified Dividend Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
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Invesco V.I. Diversified Dividend Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $2,535 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - As a group, securities that pay high dividends may fall out of favor with investors and underperform companies that do not pay high dividends. Companies that pay dividends are not required to continue paying them. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or an anticipated acceleration of dividends may not occur. Depending on market conditions, dividend paying that meet the Fund’s investment criteria may not be widely available for purchase by the Fund, which may increase the volatility of the Fund’s returns and limit its ability to produce current income while remaining fully diversified. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.545%
Next $750 million	0.420%
Next $1 billion	0.395%
Over $2 billion	0.370%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.49%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the
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Invesco V.I. Diversified Dividend Fund

following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $5,822.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $34,611 for accounting and fund administrative services and was reimbursed $325,966 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$431,622,158	$9,316,091	$—	$440,938,249
Money Market Funds	4,130,679	26,941,706	—	31,072,385
Total Investments	$435,752,837	$36,257,797	$—	$472,010,634
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
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Invesco V.I. Diversified Dividend Fund

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $141,527,395 and $154,397,858, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$109,362,142
Aggregate unrealized (depreciation) of investments	(6,257,596)
Net unrealized appreciation of investments	$103,104,546
Cost of investments for tax purposes is $368,906,088.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	145,790	$3,815,171	388,380	$10,068,800
Series II	411,204	10,771,079	491,304	12,624,290
Issued as reinvestment of dividends:
Series I	-	-	478,206	12,514,661
Series II	-	-	504,221	13,059,334
Reacquired:
Series I	(717,843)	(18,834,834)	(1,492,673)	(38,623,896)
Series II	(797,616)	(20,449,651)	(1,296,164)	(33,249,717)
Net increase (decrease) in share activity	(958,465)	$(24,698,235)	(926,726)	$(23,606,528)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco V.I. Diversified Dividend Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Diversified Dividend Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index).  The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period, the second quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period, above the performance of the Index for the three year period and below the performance of the Index for the five year period.  The Board considered that the Fund’s defensive positioning relative to the peer group and stock selection (i.e., not holding certain
13
Invesco V.I. Diversified Dividend Fund

large cap stocks) detracted from the Fund’s relative performance.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each below the median contractual management fee and actual management rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related
14
Invesco V.I. Diversified Dividend Fund

responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco V.I. Diversified Dividend Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. Diversified Dividend Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Equally-Weighted S&P 500 Fund

2	Schedule of Investments
10	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Approval of Investment Advisory and Sub-Advisory Contracts
22	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
MS-VIEWSP-NCSRS

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.61%
Advertising–0.39%
Interpublic Group of Cos., Inc. (The)	39,970	$978,465
Omnicom Group, Inc.(b)	12,956	932,055
		1,910,520
Aerospace & Defense–2.45%
Axon Enterprise, Inc.(c)	1,220	1,010,087
Boeing Co. (The)(c)	4,438	929,894
General Dynamics Corp.	3,443	1,004,185
General Electric Co.	3,868	995,585
Howmet Aerospace, Inc.(b)	5,562	1,035,255
Huntington Ingalls Industries, Inc.	4,199	1,013,891
L3Harris Technologies, Inc.	3,850	965,734
Lockheed Martin Corp.	2,080	963,331
Northrop Grumman Corp.	1,944	971,961
RTX Corp.	6,697	977,896
Textron, Inc.	12,366	992,866
TransDigm Group, Inc.	664	1,009,705
		11,870,390
Agricultural & Farm Machinery–0.19%
Deere & Co.(b)	1,823	926,977
Agricultural Products & Services–0.42%
Archer-Daniels-Midland Co.	19,513	1,029,896
Bunge Global S.A.	12,584	1,010,244
		2,040,140
Air Freight & Logistics–0.79%
C.H. Robinson Worldwide, Inc.	10,041	963,434
Expeditors International of Washington, Inc.	8,298	948,047
FedEx Corp.	4,240	963,794
United Parcel Service, Inc., Class B(b)	9,388	947,625
		3,822,900
Apparel Retail–0.38%
Ross Stores, Inc.	6,963	888,339
TJX Cos., Inc. (The)	7,626	941,735
		1,830,074
Apparel, Accessories & Luxury Goods–0.60%
lululemon athletica, inc.(c)	3,764	894,251
Ralph Lauren Corp.	3,548	973,145
Tapestry, Inc.	11,617	1,020,089
		2,887,485
Application Software–2.56%
Adobe, Inc.(c)	2,300	889,824
ANSYS, Inc.(c)	2,741	962,694
Autodesk, Inc.(c)	3,200	990,624
Cadence Design Systems, Inc.(c)	3,091	952,492
Fair Isaac Corp.(c)	526	961,507
Intuit, Inc.	1,242	978,237
Palantir Technologies, Inc., Class A(b)(c)	6,963	949,196
PTC, Inc.(b)(c)	5,554	957,176
Roper Technologies, Inc.	1,667	944,922
Shares		Value
Application Software–(continued)
Salesforce, Inc.	3,571	$973,776
Synopsys, Inc.(c)	1,897	972,554
Tyler Technologies, Inc.(c)	1,626	963,958
Workday, Inc., Class A(b)(c)	3,778	906,720
		12,403,680
Asset Management & Custody Banks–2.08%
Ameriprise Financial, Inc.(b)	1,842	983,131
Bank of New York Mellon Corp. (The)	10,604	966,130
BlackRock, Inc.	956	1,003,083
Blackstone, Inc., Class A(b)	6,717	1,004,729
Franklin Resources, Inc.(b)	42,133	1,004,872
Invesco Ltd.(d)	63,018	993,794
KKR & Co., Inc., Class A(b)	7,537	1,002,647
Northern Trust Corp.	8,758	1,110,427
State Street Corp.	9,760	1,037,878
T. Rowe Price Group, Inc.(b)	9,986	963,649
		10,070,340
Automobile Manufacturers–0.58%
Ford Motor Co.	89,088	966,605
General Motors Co.	19,043	937,106
Tesla, Inc.(c)	2,909	924,073
		2,827,784
Automotive Parts & Equipment–0.19%
Aptiv PLC (Jersey)(c)	13,530	923,017
Automotive Retail–0.59%
AutoZone, Inc.(c)	260	965,180
CarMax, Inc.(b)(c)	14,001	941,007
O’Reilly Automotive, Inc.(c)	10,551	950,962
		2,857,149
Biotechnology–1.54%
AbbVie, Inc.	4,959	920,490
Amgen, Inc.	3,254	908,549
Biogen, Inc.(c)	7,137	896,336
Gilead Sciences, Inc.	8,689	963,349
Incyte Corp.(c)	13,793	939,303
Moderna, Inc.(b)(c)	34,223	944,213
Regeneron Pharmaceuticals, Inc.	1,831	961,275
Vertex Pharmaceuticals, Inc.(b)(c)	2,099	934,475
		7,467,990
Brewers–0.18%
Molson Coors Beverage Co., Class B(b)	18,348	882,355
Broadcasting–0.41%
Fox Corp., Class A	11,101	622,100
Fox Corp., Class B	6,842	353,253
Paramount Global, Class B(b)	77,588	1,000,885
		1,976,238
Broadline Retail–0.39%
Amazon.com, Inc.(c)	4,454	977,163
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Broadline Retail–(continued)
eBay, Inc.	12,194	$907,965
		1,885,128
Building Products–1.60%
A.O. Smith Corp.	14,514	951,683
Allegion PLC	6,885	992,266
Builders FirstSource, Inc.(b)(c)	8,304	968,994
Carrier Global Corp.	13,103	959,009
Johnson Controls International PLC	9,203	972,021
Lennox International, Inc.(b)	1,724	988,266
Masco Corp.	14,871	957,097
Trane Technologies PLC	2,245	981,985
		7,771,321
Cable & Satellite–0.40%
Charter Communications, Inc., Class A(c)	2,375	970,924
Comcast Corp., Class A	26,995	963,451
		1,934,375
Cargo Ground Transportation–0.40%
J.B. Hunt Transport Services, Inc.	6,740	967,864
Old Dominion Freight Line, Inc.(b)	5,858	950,753
		1,918,617
Casinos & Gaming–0.82%
Caesars Entertainment, Inc.(b)(c)	34,039	966,367
Las Vegas Sands Corp.	22,698	987,590
MGM Resorts International(c)	28,579	982,832
Wynn Resorts Ltd.(b)	10,851	1,016,413
		3,953,202
Commodity Chemicals–0.35%
Dow, Inc.	30,954	819,662
LyondellBasell Industries N.V., Class A	15,538	899,029
		1,718,691
Communications Equipment–1.04%
Arista Networks, Inc.(c)	10,080	1,031,285
Cisco Systems, Inc.	14,795	1,026,477
F5, Inc.(c)	3,242	954,186
Juniper Networks, Inc.	26,453	1,056,268
Motorola Solutions, Inc.(b)	2,322	976,308
		5,044,524
Computer & Electronics Retail–0.18%
Best Buy Co., Inc.	13,072	877,523
Construction & Engineering–0.21%
Quanta Services, Inc.(b)	2,669	1,009,096
Construction Machinery & Heavy Transportation Equipment– 0.81%
Caterpillar, Inc.	2,615	1,015,169
Cummins, Inc.	2,935	961,212
PACCAR, Inc.	10,116	961,627
Wabtec Corp.	4,653	974,106
		3,912,114
Construction Materials–0.39%
Martin Marietta Materials, Inc.	1,740	955,191
Vulcan Materials Co.(b)	3,637	948,602
		1,903,793
Shares		Value
Consumer Electronics–0.20%
Garmin Ltd.	4,541	$947,798
Consumer Finance–0.63%
American Express Co.(b)	3,175	1,012,762
Capital One Financial Corp.	4,736	1,007,631
Synchrony Financial	15,369	1,025,727
		3,046,120
Consumer Staples Merchandise Retail–1.00%
Costco Wholesale Corp.(b)	953	943,413
Dollar General Corp.(b)	8,521	974,632
Dollar Tree, Inc.(c)	10,080	998,323
Target Corp.(b)	9,680	954,932
Walmart, Inc.	9,913	969,293
		4,840,593
Copper–0.21%
Freeport-McMoRan, Inc.	23,157	1,003,856
Data Center REITs–0.17%
Equinix, Inc.	1,063	845,585
Data Processing & Outsourced Services–0.20%
Broadridge Financial Solutions, Inc.	3,938	957,052
Distillers & Vintners–0.38%
Brown-Forman Corp., Class B(b)	34,534	929,310
Constellation Brands, Inc., Class A(b)	5,618	913,936
		1,843,246
Distributors–0.57%
Genuine Parts Co.	7,702	934,329
LKQ Corp.	24,116	892,533
Pool Corp.	3,166	922,826
		2,749,688
Diversified Banks–1.66%
Bank of America Corp.	21,231	1,004,651
Citigroup, Inc.	12,116	1,031,314
Fifth Third Bancorp	24,264	997,978
JPMorgan Chase & Co.	3,542	1,026,861
KeyCorp(b)	58,514	1,019,314
PNC Financial Services Group, Inc. (The)(b)	5,343	996,042
U.S. Bancorp	21,486	972,242
Wells Fargo & Co.	12,674	1,015,441
		8,063,843
Diversified Financial Services–0.20%
Apollo Global Management, Inc.	6,880	976,066
Diversified REITs–0.19%
Digital Realty Trust, Inc.	5,401	941,556
Diversified Support Services–0.39%
Cintas Corp.	4,283	954,552
Copart, Inc.(c)	18,805	922,762
		1,877,314
Drug Retail–0.20%
Walgreens Boots Alliance, Inc.	83,746	961,404
Electric Utilities–3.37%
Alliant Energy Corp.(b)	15,535	939,401
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–(continued)
American Electric Power Co., Inc.(b)	9,316	$966,628
Constellation Energy Corp.	3,250	1,048,970
Duke Energy Corp.	8,162	963,116
Edison International	19,143	987,779
Entergy Corp.	11,560	960,867
Evergy, Inc.(b)	14,067	969,638
Eversource Energy	14,488	921,727
Exelon Corp.	22,147	961,623
FirstEnergy Corp.	23,618	950,861
NextEra Energy, Inc.	13,009	903,085
NRG Energy, Inc.	6,371	1,023,055
PG&E Corp.	65,996	919,984
Pinnacle West Capital Corp.(b)	10,645	952,408
PPL Corp.	28,114	952,783
Southern Co. (The)	10,605	973,857
Xcel Energy, Inc.	13,915	947,612
		16,343,394
Electrical Components & Equipment–1.24%
AMETEK, Inc.	5,250	950,040
Eaton Corp. PLC	2,916	1,040,983
Emerson Electric Co.	7,508	1,001,041
Generac Holdings, Inc.(b)(c)	7,318	1,048,011
Hubbell, Inc.	2,441	996,929
Rockwell Automation, Inc.	2,922	970,601
		6,007,605
Electronic Components–0.41%
Amphenol Corp., Class A(b)	10,204	1,007,645
Corning, Inc.	18,824	989,954
		1,997,599
Electronic Equipment & Instruments–0.85%
Keysight Technologies, Inc.(b)(c)	5,844	957,598
Ralliant Corp.	4,440	215,280
Teledyne Technologies, Inc.(c)	1,906	976,463
Trimble, Inc.(c)	13,092	994,730
Zebra Technologies Corp., Class A(c)	3,243	1,000,011
		4,144,082
Electronic Manufacturing Services–0.44%
Jabil, Inc.(b)	5,322	1,160,728
TE Connectivity PLC (Switzerland)	5,730	966,479
		2,127,207
Environmental & Facilities Services–0.78%
Republic Services, Inc.	3,826	943,530
Rollins, Inc.	16,664	940,183
Veralto Corp.	9,670	976,187
Waste Management, Inc.	4,053	927,407
		3,787,307
Fertilizers & Agricultural Chemicals–0.60%
CF Industries Holdings, Inc.	9,971	917,332
Corteva, Inc.(b)	13,177	982,082
Mosaic Co. (The)	27,408	999,844
		2,899,258
Financial Exchanges & Data–2.09%
Cboe Global Markets, Inc.	4,261	993,708
CME Group, Inc., Class A	3,522	970,734
Shares		Value
Financial Exchanges & Data–(continued)
Coinbase Global, Inc., Class A(c)	3,788	$1,327,656
FactSet Research Systems, Inc.(b)	2,243	1,003,249
Intercontinental Exchange, Inc.	5,350	981,564
MarketAxess Holdings, Inc.	4,220	942,495
Moody’s Corp.	1,964	985,123
MSCI, Inc.	1,713	987,955
Nasdaq, Inc.	10,942	978,434
S&P Global, Inc.	1,848	974,432
		10,145,350
Food Distributors–0.20%
Sysco Corp.	12,706	962,352
Food Retail–0.22%
Kroger Co. (The)	14,696	1,054,144
Footwear–0.41%
Deckers Outdoor Corp.(c)	8,799	906,913
NIKE, Inc., Class B	15,048	1,069,010
		1,975,923
Gas Utilities–0.20%
Atmos Energy Corp.	6,229	959,951
Gold–0.21%
Newmont Corp.	17,814	1,037,844
Health Care Distributors–0.82%
Cardinal Health, Inc.	6,186	1,039,248
Cencora, Inc.	3,313	993,403
Henry Schein, Inc.(b)(c)	13,349	975,144
McKesson Corp.	1,323	969,468
		3,977,263
Health Care Equipment–3.19%
Abbott Laboratories	7,020	954,790
Baxter International, Inc.(b)	30,244	915,788
Becton, Dickinson and Co.	5,498	947,031
Boston Scientific Corp.(c)	9,554	1,026,195
DexCom, Inc.(b)(c)	11,443	998,859
Edwards Lifesciences Corp.(c)	12,584	984,195
GE HealthCare Technologies, Inc.	12,938	958,318
Hologic, Inc.(c)	14,705	958,178
IDEXX Laboratories, Inc.(c)	1,812	971,848
Insulet Corp.(c)	3,142	987,154
Intuitive Surgical, Inc.(c)	1,818	987,919
Medtronic PLC	10,784	940,041
ResMed, Inc.(b)	3,778	974,724
STERIS PLC	3,945	947,668
Stryker Corp.	2,492	985,910
Zimmer Biomet Holdings, Inc.(b)	10,077	919,123
		15,457,741
Health Care Facilities–0.41%
HCA Healthcare, Inc.(b)	2,584	989,930
Universal Health Services, Inc., Class B	5,512	998,499
		1,988,429
Health Care REITs–0.79%
Alexandria Real Estate Equities, Inc.(b)	12,976	942,447
Healthpeak Properties, Inc.(b)	54,236	949,672
Ventas, Inc.(b)	14,977	945,798
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Health Care REITs–(continued)
Welltower, Inc.(b)	6,321	$971,727
		3,809,644
Health Care Services–1.01%
Cigna Group (The)	3,061	1,011,905
CVS Health Corp.	14,450	996,761
DaVita, Inc.(b)(c)	6,873	979,059
Labcorp Holdings, Inc.	3,653	958,949
Quest Diagnostics, Inc.(b)	5,366	963,895
		4,910,569
Health Care Supplies–0.59%
Align Technology, Inc.(c)	5,120	969,370
Cooper Cos., Inc. (The)(c)	13,297	946,214
Solventum Corp.(c)	12,763	967,946
		2,883,530
Heavy Electrical Equipment–0.21%
GE Vernova, Inc.	1,964	1,039,251
Home Furnishings–0.20%
Mohawk Industries, Inc.(c)	9,070	950,899
Home Improvement Retail–0.40%
Home Depot, Inc. (The)	2,635	966,096
Lowe’s Cos., Inc.	4,286	950,935
		1,917,031
Homebuilding–0.79%
D.R. Horton, Inc.(b)	7,609	980,952
Lennar Corp., Class A	8,517	942,066
NVR, Inc.(c)	130	960,136
PulteGroup, Inc.	9,183	968,439
		3,851,593
Homefurnishing Retail–0.21%
Williams-Sonoma, Inc.	6,104	997,210
Hotel & Resort REITs–0.19%
Host Hotels & Resorts, Inc.	59,466	913,398
Hotels, Resorts & Cruise Lines–1.66%
Airbnb, Inc., Class A(c)	6,879	910,367
Booking Holdings, Inc.	174	1,007,328
Carnival Corp.(b)(c)	39,785	1,118,754
Expedia Group, Inc.	5,479	924,198
Hilton Worldwide Holdings, Inc.	3,746	997,710
Marriott International, Inc., Class A	3,569	975,086
Norwegian Cruise Line Holdings Ltd.(c)	49,773	1,009,396
Royal Caribbean Cruises Ltd.(b)	3,544	1,109,768
		8,052,607
Household Products–0.95%
Church & Dwight Co., Inc.(b)	9,583	921,022
Clorox Co. (The)	7,522	903,166
Colgate-Palmolive Co.	10,310	937,179
Kimberly-Clark Corp.(b)	7,148	921,520
Procter & Gamble Co. (The)	5,858	933,297
		4,616,184
Human Resource & Employment Services–0.74%
Automatic Data Processing, Inc.(b)	3,040	937,536
Shares		Value
Human Resource & Employment Services–(continued)
Dayforce, Inc.(c)	15,658	$867,296
Paychex, Inc.	6,165	896,761
Paycom Software, Inc.	3,772	872,841
		3,574,434
Independent Power Producers & Energy Traders–0.41%
AES Corp. (The)	82,724	870,257
Vistra Corp.	5,694	1,103,554
		1,973,811
Industrial Conglomerates–0.40%
3M Co.	6,452	982,253
Honeywell International, Inc.	4,205	979,260
		1,961,513
Industrial Gases–0.39%
Air Products and Chemicals, Inc.(b)	3,365	949,132
Linde PLC	2,027	951,028
		1,900,160
Industrial Machinery & Supplies & Components–2.31%
Dover Corp.	5,301	971,302
Fortive Corp.	13,319	694,319
IDEX Corp.	5,185	910,330
Illinois Tool Works, Inc.(b)	3,851	952,160
Ingersoll Rand, Inc.(b)	11,414	949,417
Nordson Corp.(b)	4,331	928,436
Otis Worldwide Corp.	9,955	985,744
Parker-Hannifin Corp.	1,414	987,637
Pentair PLC	9,572	982,662
Snap-on, Inc.	2,961	921,404
Stanley Black & Decker, Inc.	13,939	944,367
Xylem, Inc.(b)	7,477	967,225
		11,195,003
Industrial REITs–0.19%
Prologis, Inc.	8,753	920,115
Insurance Brokers–1.01%
Aon PLC, Class A	2,717	969,317
Arthur J. Gallagher & Co.	3,035	971,564
Brown & Brown, Inc.	9,090	1,007,808
Marsh & McLennan Cos., Inc.	4,371	955,675
Willis Towers Watson PLC	3,209	983,559
		4,887,923
Integrated Oil & Gas–0.57%
Chevron Corp.	6,559	939,183
Exxon Mobil Corp.(b)	8,688	936,566
Occidental Petroleum Corp.(b)	21,179	889,730
		2,765,479
Integrated Telecommunication Services–0.39%
AT&T, Inc.	33,510	969,780
Verizon Communications, Inc.	21,712	939,478
		1,909,258
Interactive Home Entertainment–0.41%
Electronic Arts, Inc.	6,431	1,027,031
Take-Two Interactive Software, Inc.(c)	4,046	982,571
		2,009,602
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Interactive Media & Services–0.59%
Alphabet, Inc., Class A	2,953	$520,407
Alphabet, Inc., Class C	2,382	422,543
Match Group, Inc.(b)	30,110	930,098
Meta Platforms, Inc., Class A	1,368	1,009,707
		2,882,755
Internet Services & Infrastructure–0.60%
Akamai Technologies, Inc.(c)	12,146	968,765
GoDaddy, Inc., Class A(c)	5,368	966,562
VeriSign, Inc.	3,394	980,187
		2,915,514
Investment Banking & Brokerage–0.84%
Charles Schwab Corp. (The)	10,743	980,191
Goldman Sachs Group, Inc. (The)	1,522	1,077,196
Morgan Stanley	7,205	1,014,896
Raymond James Financial, Inc.	6,428	985,862
		4,058,145
IT Consulting & Other Services–0.97%
Accenture PLC, Class A (Ireland)	2,975	889,198
Cognizant Technology Solutions Corp., Class A	11,775	918,803
EPAM Systems, Inc.(c)	5,378	950,938
Gartner, Inc.(c)	2,297	928,493
International Business Machines Corp.	3,373	994,293
		4,681,725
Leisure Products–0.21%
Hasbro, Inc.(b)	13,755	1,015,394
Life & Health Insurance–1.01%
Aflac, Inc.	9,370	988,160
Globe Life, Inc.	7,929	985,495
MetLife, Inc.	12,035	967,855
Principal Financial Group, Inc.(b)	12,416	986,203
Prudential Financial, Inc.	9,078	975,340
		4,903,053
Life Sciences Tools & Services–1.94%
Agilent Technologies, Inc.	7,932	936,055
Bio-Techne Corp.	18,426	948,018
Charles River Laboratories International, Inc.(b)(c)	6,285	953,623
Danaher Corp.	4,639	916,388
IQVIA Holdings, Inc.(c)	5,979	942,231
Mettler-Toledo International, Inc.(c)	796	935,077
Revvity, Inc.(b)	9,885	956,077
Thermo Fisher Scientific, Inc.	2,288	927,692
Waters Corp.(c)	2,744	957,766
West Pharmaceutical Services, Inc.(b)	4,239	927,493
		9,400,420
Managed Health Care–0.99%
Centene Corp.(c)	17,183	932,693
Elevance Health, Inc.	2,493	969,678
Humana, Inc.	4,098	1,001,879
Molina Healthcare, Inc.(b)(c)	3,223	960,132
UnitedHealth Group, Inc.	3,058	954,004
		4,818,386
Shares		Value
Metal, Glass & Plastic Containers–0.20%
Ball Corp.	17,289	$969,740
Movies & Entertainment–1.05%
Live Nation Entertainment, Inc.(b)(c)	6,614	1,000,566
Netflix, Inc.(c)	779	1,043,182
TKO Group Holdings, Inc.(b)	5,758	1,047,668
Walt Disney Co. (The)	7,946	985,384
Warner Bros. Discovery, Inc.(c)	90,359	1,035,514
		5,112,314
Multi-Family Residential REITs–1.15%
AvalonBay Communities, Inc.	4,598	935,693
Camden Property Trust	8,088	911,437
Equity Residential(b)	13,710	925,288
Essex Property Trust, Inc.(b)	3,318	940,321
Mid-America Apartment Communities, Inc.	6,316	934,831
UDR, Inc.(b)	22,845	932,761
		5,580,331
Multi-line Insurance–0.20%
American International Group, Inc.	11,252	963,059
Multi-Sector Holdings–0.19%
Berkshire Hathaway, Inc., Class B(c)	1,946	945,308
Multi-Utilities–1.97%
Ameren Corp.(b)	9,908	951,564
CenterPoint Energy, Inc.(b)	26,358	968,393
CMS Energy Corp.	13,567	939,922
Consolidated Edison, Inc.	9,261	929,341
Dominion Energy, Inc.(b)	17,090	965,927
DTE Energy Co.	7,036	931,989
NiSource, Inc.(b)	24,067	970,863
Public Service Enterprise Group, Inc.	11,752	989,283
Sempra	12,499	947,049
WEC Energy Group, Inc.(b)	8,995	937,279
		9,531,610
Office REITs–0.18%
BXP, Inc.(b)	13,013	877,987
Oil & Gas Equipment & Services–0.56%
Baker Hughes Co., Class A(b)	24,332	932,889
Halliburton Co.	42,798	872,223
Schlumberger N.V.	26,609	899,384
		2,704,496
Oil & Gas Exploration & Production–1.92%
APA Corp.(b)	48,428	885,748
ConocoPhillips	10,173	912,925
Coterra Energy, Inc.	36,838	934,948
Devon Energy Corp.(b)	27,551	876,397
Diamondback Energy, Inc.	6,377	876,200
EOG Resources, Inc.	7,919	947,192
EQT Corp.(b)	17,596	1,026,199
Expand Energy Corp.	8,462	989,546
Hess Corp.	6,755	935,838
Texas Pacific Land Corp.(b)	863	911,665
		9,296,658
Oil & Gas Refining & Marketing–0.59%
Marathon Petroleum Corp.	5,768	958,122
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Refining & Marketing–(continued)
Phillips 66 Co.(b)	7,852	$936,744
Valero Energy Corp.(b)	7,084	952,231
		2,847,097
Oil & Gas Storage & Transportation–0.81%
Kinder Morgan, Inc.	34,509	1,014,565
ONEOK, Inc.	11,456	935,153
Targa Resources Corp.	5,594	973,804
Williams Cos., Inc. (The)	15,982	1,003,829
		3,927,351
Other Specialized REITs–0.40%
Iron Mountain, Inc.	9,405	964,671
VICI Properties, Inc.(b)	29,239	953,191
		1,917,862
Other Specialty Retail–0.40%
Tractor Supply Co.(b)	18,509	976,720
Ulta Beauty, Inc.(c)	2,078	972,130
		1,948,850
Packaged Foods & Meats–2.29%
Conagra Brands, Inc.	42,453	869,013
General Mills, Inc.(b)	17,512	907,297
Hershey Co. (The)(b)	5,651	937,783
Hormel Foods Corp.(b)	30,704	928,796
J.M. Smucker Co. (The)	9,906	972,769
Kellanova	11,637	925,491
Kraft Heinz Co. (The)	35,945	928,100
Lamb Weston Holdings, Inc.(b)	17,028	882,902
McCormick & Co., Inc.(b)	12,557	952,072
Mondelez International, Inc., Class A	14,185	956,636
The Campbell’s Company(b)	28,433	871,471
Tyson Foods, Inc., Class A	17,151	959,427
		11,091,757
Paper & Plastic Packaging Products & Materials–0.97%
Amcor PLC	103,677	952,791
Avery Dennison Corp.(b)	5,355	939,642
International Paper Co.(b)	20,172	944,655
Packaging Corp. of America	4,915	926,232
Smurfit WestRock PLC	21,887	944,424
		4,707,744
Passenger Airlines–0.58%
Delta Air Lines, Inc.	19,314	949,863
Southwest Airlines Co.(b)	28,357	919,901
United Airlines Holdings, Inc.(c)	12,078	961,771
		2,831,535
Passenger Ground Transportation–0.21%
Uber Technologies, Inc.(c)	10,969	1,023,408
Personal Care Products–0.41%
Estee Lauder Cos., Inc. (The), Class A	13,594	1,098,395
Kenvue, Inc.	43,463	909,681
		2,008,076
Pharmaceuticals–1.33%
Bristol-Myers Squibb Co.	18,933	876,409
Eli Lilly and Co.	1,174	915,168
Johnson & Johnson	6,117	934,372
Shares		Value
Pharmaceuticals–(continued)
Merck & Co., Inc.	11,824	$935,988
Pfizer, Inc.	38,794	940,367
Viatris, Inc.	105,755	944,392
Zoetis, Inc.	5,710	890,474
		6,437,170
Property & Casualty Insurance–2.19%
Allstate Corp. (The)	4,841	974,542
Arch Capital Group Ltd.	10,624	967,315
Assurant, Inc.	4,832	954,272
Chubb Ltd.	3,325	963,319
Cincinnati Financial Corp.	6,461	962,172
Erie Indemnity Co., Class A(b)	2,662	923,155
Hartford Insurance Group, Inc. (The)	7,636	968,779
Loews Corp.	10,725	983,053
Progressive Corp. (The)	3,608	962,831
Travelers Cos., Inc. (The)	3,635	972,508
W.R. Berkley Corp.(b)	13,119	963,853
		10,595,799
Publishing–0.21%
News Corp., Class A	25,471	756,998
News Corp., Class B	7,526	258,217
		1,015,215
Rail Transportation–0.60%
CSX Corp.	29,384	958,800
Norfolk Southern Corp.	3,779	967,311
Union Pacific Corp.	4,207	967,946
		2,894,057
Real Estate Services–0.40%
CBRE Group, Inc., Class A(c)	7,096	994,292
CoStar Group, Inc.(c)	11,611	933,524
		1,927,816
Regional Banks–1.04%
Citizens Financial Group, Inc.	22,939	1,026,520
Huntington Bancshares, Inc.	59,023	989,225
M&T Bank Corp.	5,146	998,273
Regions Financial Corp.	42,606	1,002,093
Truist Financial Corp.	23,589	1,014,091
		5,030,202
Reinsurance–0.20%
Everest Group Ltd.	2,832	962,455
Research & Consulting Services–0.80%
Equifax, Inc.	3,498	907,276
Jacobs Solutions, Inc.	7,474	982,457
Leidos Holdings, Inc.	6,508	1,026,702
Verisk Analytics, Inc.	3,049	949,764
		3,866,199
Restaurants–1.41%
Chipotle Mexican Grill, Inc.(c)	18,337	1,029,623
Darden Restaurants, Inc.	4,363	951,003
Domino’s Pizza, Inc.(b)	2,125	957,525
DoorDash, Inc., Class A(c)	4,360	1,074,784
McDonald’s Corp.	3,148	919,751
Starbucks Corp.(b)	9,956	912,268
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Restaurants–(continued)
Yum! Brands, Inc.	6,622	$981,248
		6,826,202
Retail REITs–0.98%
Federal Realty Investment Trust	9,845	935,176
Kimco Realty Corp.	45,244	951,029
Realty Income Corp.(b)	16,442	947,224
Regency Centers Corp.(b)	13,374	952,630
Simon Property Group, Inc.	5,947	956,040
		4,742,099
Self-Storage REITs–0.38%
Extra Space Storage, Inc.	6,320	931,821
Public Storage	3,164	928,381
		1,860,202
Semiconductor Materials & Equipment–0.99%
Applied Materials, Inc.(b)	5,496	1,006,153
Enphase Energy, Inc.(c)	20,973	831,579
KLA Corp.	1,089	975,461
Lam Research Corp.	10,442	1,016,424
Teradyne, Inc.	10,942	983,905
		4,813,522
Semiconductors–2.87%
Advanced Micro Devices, Inc.(b)(c)	7,840	1,112,496
Analog Devices, Inc.	4,084	972,074
Broadcom, Inc.	3,755	1,035,066
First Solar, Inc.(b)(c)	5,658	936,625
Intel Corp.	45,922	1,028,653
Microchip Technology, Inc.	13,645	960,199
Micron Technology, Inc.	8,185	1,008,801
Monolithic Power Systems, Inc.	1,317	963,227
NVIDIA Corp.	6,649	1,050,476
NXP Semiconductors N.V. (Netherlands)	4,368	954,364
ON Semiconductor Corp.(b)(c)	18,341	961,252
QUALCOMM, Inc.	5,955	948,393
Skyworks Solutions, Inc.	13,041	971,815
Texas Instruments, Inc.	4,756	987,441
		13,890,882
Single-Family Residential REITs–0.19%
Invitation Homes, Inc.	28,502	934,866
Soft Drinks & Non-alcoholic Beverages–0.78%
Coca-Cola Co. (The)	13,177	932,273
Keurig Dr Pepper, Inc.	28,901	955,467
Monster Beverage Corp.(c)	15,173	950,437
PepsiCo, Inc.	7,311	965,344
		3,803,521
Specialty Chemicals–1.33%
Albemarle Corp.(b)	14,592	914,481
DuPont de Nemours, Inc.	13,684	938,586
Eastman Chemical Co.	11,865	885,841
Ecolab, Inc.	3,544	954,895
International Flavors & Fragrances, Inc.(b)	12,124	891,720
PPG Industries, Inc.	8,403	955,841
Sherwin-Williams Co. (The)	2,659	912,994
		6,454,358
Shares		Value
Steel–0.41%
Nucor Corp.(b)	8,108	$1,050,310
Steel Dynamics, Inc.	7,304	934,985
		1,985,295
Systems Software–1.46%
CrowdStrike Holdings, Inc., Class A(c)	1,991	1,014,036
Fortinet, Inc.(c)	9,309	984,148
Gen Digital, Inc.	32,258	948,385
Microsoft Corp.	2,009	999,297
Oracle Corp.	5,384	1,177,104
Palo Alto Networks, Inc.(b)(c)	4,885	999,666
ServiceNow, Inc.(c)	946	972,564
		7,095,200
Technology Distributors–0.20%
CDW Corp.(b)	5,404	965,100
Technology Hardware, Storage & Peripherals–1.71%
Apple, Inc.(e)	4,778	980,302
Dell Technologies, Inc., Class C	8,537	1,046,636
Hewlett Packard Enterprise Co.	52,123	1,065,915
HP, Inc.	38,263	935,913
NetApp, Inc.	9,253	985,907
Seagate Technology Holdings PLC	7,508	1,083,630
Super Micro Computer, Inc.(b)(c)	21,978	1,077,142
Western Digital Corp.(b)	17,059	1,091,606
		8,267,051
Telecom Tower REITs–0.61%
American Tower Corp.(b)	4,430	979,119
Crown Castle, Inc.	9,551	981,174
SBA Communications Corp., Class A	4,225	992,199
		2,952,492
Timber REITs–0.18%
Weyerhaeuser Co.	34,710	891,700
Tobacco–0.39%
Altria Group, Inc.	15,852	929,403
Philip Morris International, Inc. (Switzerland)	5,179	943,251
		1,872,654
Trading Companies & Distributors–0.59%
Fastenal Co.	22,267	935,214
United Rentals, Inc.(b)	1,319	993,735
W.W. Grainger, Inc.	880	915,411
		2,844,360
Transaction & Payment Processing Services–1.54%
Corpay, Inc.(c)	2,723	903,546
Fidelity National Information Services, Inc.	11,716	953,800
Fiserv, Inc.(c)	5,650	974,116
Global Payments, Inc.	11,926	954,557
Jack Henry & Associates, Inc.(b)	5,282	951,658
Mastercard, Inc., Class A	1,608	903,600
PayPal Holdings, Inc.(c)	12,729	946,019
Visa, Inc., Class A(b)	2,544	903,247
		7,490,543
Water Utilities–0.19%
American Water Works Co., Inc.	6,754	939,549
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Wireless Telecommunication Services–0.20%
T-Mobile US, Inc.	4,112	$979,725
Total Common Stocks & Other Equity Interests (Cost $256,120,704)		482,883,016
Money Market Funds–0.37%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(f)	619,393	619,393
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(f)	1,150,284	1,150,284
Total Money Market Funds (Cost $1,769,677)		1,769,677
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $257,890,381)		484,652,693
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–18.72%
Invesco Private Government Fund, 4.34%(d)(f)(g)	25,220,674	$25,220,674
Invesco Private Prime Fund, 4.49%(d)(f)(g)	65,517,577	65,537,233
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $90,752,583)		90,757,907
TOTAL INVESTMENTS IN SECURITIES–118.70% (Cost $348,642,964)		575,410,600
OTHER ASSETS LESS LIABILITIES—(18.70)%		(90,643,886)
NET ASSETS–100.00%		$484,766,714
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Invesco Ltd.	$948,377	$159,140	$(28,892)	$(81,965)	$(2,866)	$993,794	$23,524
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,109,483	9,392,173	(9,882,263)	-	-	619,393	21,459
Invesco Treasury Portfolio, Institutional Class	2,060,428	17,442,607	(18,352,751)	-	-	1,150,284	39,548
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,318,246	169,525,855	(181,623,427)	-	-	25,220,674	812,841*
Invesco Private Prime Fund	97,157,933	371,791,347	(403,407,068)	5,324	(10,303)	65,537,233	2,168,881*
Total	$138,594,467	$568,311,122	$(613,294,401)	$(76,641)	$(13,169)	$93,521,378	$3,066,253

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Equal Weight	15	September-2025	$2,225,400	$44,974	$44,974
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $255,312,039)*	$481,889,222
Investments in affiliates, at value (Cost $93,330,925)	93,521,378
Other investments:
Variation margin receivable — futures contracts	10,231
Receivable for:
Fund shares sold	46,322
Dividends	537,362
Investment for trustee deferred compensation and retirement plans	64,022
Other assets	1,501
Total assets	576,070,038
Liabilities:
Payable for:
Fund shares reacquired	153,496
Amount due custodian	1,111
Due to broker	5,070
Collateral upon return of securities loaned	90,752,583
Accrued fees to affiliates	275,729
Accrued other operating expenses	44,977
Trustee deferred compensation and retirement plans	70,358
Total liabilities	91,303,324
Net assets applicable to shares outstanding	$484,766,714
Net assets consist of:
Shares of beneficial interest	$202,569,303
Distributable earnings	282,197,411
$484,766,714
Net Assets:
Series I	$57,674,464
Series II	$427,092,250
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	1,939,132
Series II	15,002,493
Series I:
Net asset value per share	$29.74
Series II:
Net asset value per share	$28.47

*	At June 30, 2025, securities with an aggregate value of $89,261,917 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $1,342)	$4,412,062
Dividends from affiliates (includes net securities lending income of $77,938)	162,469
Total investment income	4,574,531
Expenses:
Advisory fees	281,003
Administrative services fees	388,250
Custodian fees	9,390
Distribution fees - Series II	514,810
Transfer agent fees	12,445
Trustees’ and officers’ fees and benefits	12,788
Licensing fees	46,390
Reports to shareholders	4,457
Professional services fees	20,549
Other	3,244
Total expenses	1,293,326
Less: Fees waived	(1,695)
Net expenses	1,291,631
Net investment income	3,282,900
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	14,308,254
Affiliated investment securities	(13,169)
Futures contracts	(20,576)
14,274,509
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	4,058,146
Affiliated investment securities	(76,641)
Futures contracts	140,010
4,121,515
Net realized and unrealized gain	18,396,024
Net increase in net assets resulting from operations	$21,678,924
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$3,282,900	$6,706,257
Net realized gain	14,274,509	37,633,488
Change in net unrealized appreciation	4,121,515	13,523,328
Net increase in net assets resulting from operations	21,678,924	57,863,073
Distributions to shareholders from distributable earnings:
Series I	—	(2,372,585)
Series II	—	(16,822,803)
Total distributions from distributable earnings	—	(19,195,388)
Share transactions–net:
Series I	(3,887,697)	(5,984,100)
Series II	(13,950,532)	(23,878,464)
Net increase (decrease) in net assets resulting from share transactions	(17,838,229)	(29,862,564)
Net increase in net assets	3,840,695	8,805,121
Net assets:
Beginning of period	480,926,019	472,120,898
End of period	$484,766,714	$480,926,019
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco V.I. Equally-Weighted S&P 500 Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$28.41	$0.23	$1.10	$1.33	$—	$—	$—	$29.74	4.68%	$57,674	0.33%(d)	0.33%(d)	1.62%(d)	11%
Year ended 12/31/24	26.22	0.44	2.91	3.35	(0.46)	(0.70)	(1.16)	28.41	12.71	58,996	0.34	0.34	1.58	26
Year ended 12/31/23	25.47	0.46	2.63	3.09	(0.37)	(1.97)	(2.34)	26.22	13.71	59,792	0.34	0.34	1.76	20
Year ended 12/31/22	30.96	0.42	(4.13)	(3.71)	(0.28)	(1.50)	(1.78)	25.47	(11.81)	59,253	0.32	0.32	1.56	32
Year ended 12/31/21	24.24	0.31	6.75	7.06	(0.34)	—	(0.34)	30.96	29.17	36,788	0.35	0.35	1.10	23
Year ended 12/31/20	22.14	0.41	2.33	2.74	(0.31)	(0.33)	(0.64)	24.24	12.74 (e)	30,438	0.33	0.33	2.00	34
Series II
Six months ended 06/30/25	27.23	0.19	1.05	1.24	—	—	—	28.47	4.55	427,092	0.58 (d)	0.58 (d)	1.37 (d)	11
Year ended 12/31/24	25.18	0.36	2.79	3.15	(0.40)	(0.70)	(1.10)	27.23	12.42	421,930	0.59	0.59	1.33	26
Year ended 12/31/23	24.54	0.38	2.54	2.92	(0.31)	(1.97)	(2.28)	25.18	13.48	412,329	0.59	0.59	1.51	20
Year ended 12/31/22	29.92	0.35	(4.01)	(3.66)	(0.22)	(1.50)	(1.72)	24.54	(12.06)	387,689	0.57	0.57	1.31	32
Year ended 12/31/21	23.45	0.24	6.52	6.76	(0.29)	—	(0.29)	29.92	28.88	394,782	0.60	0.60	0.85	23
Year ended 12/31/20	21.46	0.35	2.24	2.59	(0.27)	(0.33)	(0.60)	23.45	12.41 (e)	293,602	0.58	0.58	1.75	34

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2022, the portfolio turnover calculation excludes the value of securities purchased of $20,974,156 and sold of $41,844,757 in the effort to realign the Fund’s portfolio holdings after the reorganization of
Invesco V.I. S&P 500 Index Fund into the Fund.

(d)	Annualized.
(e)
Amount includes the effect of the Adviser pay-in for an economic loss as a result of delay in rebalancing to the index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been 11.35% and 10.98% for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
13
Invesco V.I. Equally-Weighted S&P 500 Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower
14
Invesco V.I. Equally-Weighted S&P 500 Fund

to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $8,219 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
K.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.120%
Over $2 billion	0.100%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.12%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $1,695.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $37,230 for accounting and fund administrative services and was reimbursed $351,020 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase
15
Invesco V.I. Equally-Weighted S&P 500 Fund

and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2025, the Fund incurred $2,594 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$482,883,016	$—	$—	$482,883,016
Money Market Funds	1,769,677	90,757,907	—	92,527,584
Total Investments in Securities	484,652,693	90,757,907	—	575,410,600
Other Investments - Assets*
Futures Contracts	44,974	—	—	44,974
Total Investments	$484,697,667	$90,757,907	$—	$575,455,574

*	Unrealized appreciation.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2025:
Value
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$44,974
Derivatives not subject to master netting agreements	(44,974)
Total Derivative Assets subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended June 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Futures contracts	$(20,576)
16
Invesco V.I. Equally-Weighted S&P 500 Fund

Location of Gain (Loss) on Statement of Operations
Equity Risk
Change in Net Unrealized Appreciation:
Futures contracts	$140,010
Total	$119,434
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$3,538,510

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $51,049,737 and $64,058,314, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$230,284,006
Aggregate unrealized (depreciation) of investments	(9,518,343)
Net unrealized appreciation of investments	$220,765,663
Cost of investments for tax purposes is $354,689,911.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	28,913	$820,636	325,349	$8,764,176
Series II	466,948	12,337,146	804,046	21,487,172
Issued as reinvestment of dividends:
Series I	-	-	82,003	2,372,178
Series II	-	-	606,441	16,822,583
17
Invesco V.I. Equally-Weighted S&P 500 Fund

Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(166,361)	$(4,708,333)	(611,355)	$(17,120,454)
Series II	(961,379)	(26,287,678)	(2,292,019)	(62,188,219)
Net increase (decrease) in share activity	(631,879)	$(17,838,229)	(1,085,535)	$(29,862,564)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 79% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18
Invesco V.I. Equally-Weighted S&P 500 Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Equally-Weighted S&P 500 Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Capital Management LLC currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P 500® Equal Weight Index (Index). The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board considered that the Fund seeks to track the investment results of the Index, and that the Fund’s performance will typically lag the Index due to the fees associated with the Fund. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment
19
Invesco V.I. Equally-Weighted S&P 500 Fund

strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are actively managed or may track a different index than the Fund. The Board noted that the Fund is passively managed and discussed reasons for differences in the Fund’s performance versus its peers. The Board considered that because the Fund seeks to track an equally weighted index, the Fund is tilted towards smaller positions in large- and mega-cap stocks, which resulted in certain momentum stocks being underrepresented in the Fund’s portfolio relative to peers that are actively managed or track a different index than the Fund, such as a market capitalization-weighted index. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed exchange-traded funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco
Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board
20
Invesco V.I. Equally-Weighted S&P 500 Fund

also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
21
Invesco V.I. Equally-Weighted S&P 500 Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
22
Invesco V.I. Equally-Weighted S&P 500 Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Equity and Income Fund

2	Schedule of Investments
24	Financial Statements
26	Financial Highlights
27	Notes to Financial Statements
34	Approval of Investment Advisory and Sub-Advisory Contracts
37	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VK-VIEQI-NCSRS

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–61.58%
Aerospace & Defense–1.36%
RTX Corp.	82,123	$11,991,601
Textron, Inc.	84,315	6,769,651
		18,761,252
Air Freight & Logistics–0.70%
FedEx Corp.	42,712	9,708,865
Application Software–0.69%
Salesforce, Inc.	35,001	9,544,423
Asset Management & Custody Banks–0.83%
KKR & Co., Inc., Class A	85,872	11,423,552
Automobile Manufacturers–0.48%
General Motors Co.	135,081	6,647,336
Broadline Retail–1.89%
Amazon.com, Inc.(b)	119,041	26,116,405
Building Products–1.13%
Johnson Controls International PLC	147,411	15,569,550
Communications Equipment–0.86%
Cisco Systems, Inc.	171,355	11,888,610
Diversified Banks–5.42%
Bank of America Corp.	636,467	30,117,619
PNC Financial Services Group, Inc. (The)	66,805	12,453,788
Wells Fargo & Co.	403,845	32,356,061
		74,927,468
Electric Utilities–2.06%
American Electric Power Co., Inc.(c)	84,189	8,735,451
FirstEnergy Corp.	160,179	6,448,806
PPL Corp.	393,493	13,335,478
		28,519,735
Electrical Components & Equipment–1.66%
Emerson Electric Co.	110,855	14,780,297
Vertiv Holdings Co., Class A	63,696	8,179,203
		22,959,500
Electronic Components–0.72%
Coherent Corp.(b)	111,381	9,936,299
Electronic Equipment & Instruments–0.91%
Ralliant Corp.	92,719	4,495,960
Zebra Technologies Corp., Class A(b)	26,193	8,076,874
		12,572,834
Fertilizers & Agricultural Chemicals–0.67%
Corteva, Inc.	123,349	9,193,201
Food Distributors–2.23%
Sysco Corp.	210,157	15,917,291
US Foods Holding Corp.(b)	192,720	14,841,367
		30,758,658
Shares		Value
Footwear–0.79%
NIKE, Inc., Class B	153,488	$10,903,787
Health Care Equipment–1.44%
GE HealthCare Technologies, Inc.	70,178	5,198,084
Medtronic PLC	168,141	14,656,851
		19,854,935
Health Care Services–0.93%
CVS Health Corp.	187,103	12,906,365
Household Products–0.78%
Procter & Gamble Co. (The)	67,540	10,760,473
Industrial Machinery & Supplies & Components–2.03%
Fortive Corp.	192,034	10,010,732
Parker-Hannifin Corp.	25,895	18,086,881
		28,097,613
Insurance Brokers–1.11%
Willis Towers Watson PLC	50,028	15,333,582
Integrated Oil & Gas–3.24%
Chevron Corp.	89,082	12,755,652
Exxon Mobil Corp.	122,518	13,207,440
Shell PLC (United Kingdom)	325,846	11,368,610
Suncor Energy, Inc. (Canada)	198,604	7,439,537
		44,771,239
Interactive Media & Services–1.80%
Alphabet, Inc., Class A	78,285	13,796,165
Meta Platforms, Inc., Class A	14,975	11,052,898
		24,849,063
Investment Banking & Brokerage–2.14%
Charles Schwab Corp. (The)	195,094	17,800,377
Goldman Sachs Group, Inc. (The)	16,710	11,826,502
		29,626,879
IT Consulting & Other Services–0.58%
Cognizant Technology Solutions Corp., Class A	102,688	8,012,745
Managed Health Care–2.18%
Centene Corp.(b)	160,916	8,734,521
Elevance Health, Inc.	16,315	6,345,882
Humana, Inc.	22,895	5,597,370
UnitedHealth Group, Inc.	30,125	9,398,096
		30,075,869
Movies & Entertainment–1.29%
Walt Disney Co. (The)	144,204	17,882,738
Multi-line Insurance–0.85%
American International Group, Inc.	137,883	11,801,406
Oil & Gas Exploration & Production–1.47%
ConocoPhillips	135,126	12,126,207
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Equity and Income Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
EQT Corp.	139,505	$8,135,932
		20,262,139
Pharmaceuticals–3.43%
Bristol-Myers Squibb Co.	167,598	7,758,111
Johnson & Johnson	103,410	15,795,878
Merck & Co., Inc.	83,862	6,638,516
Pfizer, Inc.	222,638	5,396,745
Sanofi S.A.	122,222	11,832,771
		47,422,021
Property & Casualty Insurance–0.49%
Allstate Corp. (The)	33,917	6,827,831
Rail Transportation–0.74%
Norfolk Southern Corp.	40,130	10,272,076
Real Estate Services–0.96%
CBRE Group, Inc., Class A(b)	94,598	13,255,072
Regional Banks–1.09%
Citizens Financial Group, Inc.	336,045	15,038,014
Restaurants–0.81%
Starbucks Corp.	121,554	11,137,993
Semiconductor Materials & Equipment–0.67%
Lam Research Corp.	95,697	9,315,146
Semiconductors–2.97%
Microchip Technology, Inc.	284,319	20,007,528
NVIDIA Corp.	76,147	12,030,464
NXP Semiconductors N.V. (Netherlands)	41,526	9,073,016
		41,111,008
Specialty Chemicals–0.93%
DuPont de Nemours, Inc.	83,484	5,726,168
PPG Industries, Inc.(c)	62,139	7,068,311
		12,794,479
Systems Software–2.50%
Microsoft Corp.	46,400	23,079,824
Oracle Corp.	52,475	11,472,609
		34,552,433
Tobacco–1.44%
Philip Morris International, Inc. (Switzerland)	109,058	19,862,734
Trading Companies & Distributors–0.86%
Ferguson Enterprises, Inc.	54,768	11,925,732
Transaction & Payment Processing Services–1.78%
Fidelity National Information Services, Inc.	152,314	12,399,883
Fiserv, Inc.(b)	70,747	12,197,490
		24,597,373
Wireless Telecommunication Services–0.67%
T-Mobile US, Inc.	38,835	9,252,827
Total Common Stocks & Other Equity Interests (Cost $579,551,190)		851,031,260
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–24.05%
Advertising–0.04%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$550,000	$545,968
Aerospace & Defense–0.38%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(d)	3,000	2,990
BAE Systems PLC (United Kingdom),
5.00%, 03/26/2027(c)(d)	311,000	314,716
5.13%, 03/26/2029(d)	200,000	205,070
5.30%, 03/26/2034(d)	200,000	204,562
5.50%, 03/26/2054(c)(d)	298,000	294,466
Boeing Co. (The), 5.81%, 05/01/2050	635,000	609,551
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	3,000	3,083
5.60%, 07/31/2053	3,000	2,939
Lockheed Martin Corp.,
3.55%, 01/15/2026(c)	1,355,000	1,350,784
4.50%, 02/15/2029	64,000	64,639
4.75%, 02/15/2034	11,000	10,941
4.80%, 08/15/2034	97,000	96,740
4.15%, 06/15/2053	643,000	510,757
5.90%, 11/15/2063	3,000	3,102
5.20%, 02/15/2064	525,000	485,344
Northrop Grumman Corp., 4.95%, 03/15/2053	3,000	2,699
RTX Corp.,
5.00%, 02/27/2026	3,000	3,009
5.75%, 01/15/2029	28,000	29,339
6.00%, 03/15/2031	15,000	16,123
5.15%, 02/27/2033	18,000	18,408
6.10%, 03/15/2034	37,000	40,019
4.45%, 11/16/2038	308,000	284,029
6.40%, 03/15/2054	580,000	636,299
		5,189,609
Agricultural & Farm Machinery–0.03%
AGCO Corp.,
5.45%, 03/21/2027	26,000	26,331
5.80%, 03/21/2034	66,000	67,027
CNH Industrial Capital LLC, 5.45%, 10/14/2025	3,000	3,010
Imperial Brands Finance PLC (United Kingdom), 6.38%, 07/01/2055(d)	340,000	344,996
John Deere Capital Corp., 4.70%, 06/10/2030	25,000	25,431
		466,795
Agricultural Products & Services–0.02%
Cargill, Inc.,
4.88%, 10/10/2025(d)	3,000	3,001
4.75%, 04/24/2033(d)	3,000	2,995
Ingredion, Inc., 6.63%, 04/15/2037	232,000	256,252
		262,248
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Air Freight & Logistics–0.01%
United Parcel Service, Inc., 3.40%, 11/15/2046	$240,000	$174,023
Alternative Carriers–0.21%
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	1,583,000	1,533,136
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	1,560,000	1,396,200
		2,929,336
Apparel Retail–0.20%
Ross Stores, Inc., 0.88%, 04/15/2026	2,890,000	2,808,656
Application Software–1.24%
BILL Holdings, Inc., Conv., 0.00%, 04/01/2030(d)(e)	3,823,000	3,235,214
Box, Inc., Conv., 1.50%, 09/15/2029(d)	2,734,000	2,822,855
Dropbox, Inc., Conv., 0.00%, 03/01/2026(e)	5,636,000	5,599,366
Envestnet, Inc., Conv., 2.63%, 12/01/2027	2,597,000	2,782,685
Intuit, Inc.,
5.20%, 09/15/2033	31,000	32,131
5.50%, 09/15/2053	21,000	20,867
Salesforce, Inc., 2.70%, 07/15/2041	1,413,000	1,017,134
Synopsys, Inc.,
4.55%, 04/01/2027	619,000	622,367
5.70%, 04/01/2055	497,000	494,498
Workday, Inc.,
3.50%, 04/01/2027	528,000	521,413
3.70%, 04/01/2029	3,000	2,931
		17,151,461
Asset Management & Custody Banks–0.31%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	52,000	54,512
4.50%, 05/13/2032	3,000	2,978
5.15%, 05/15/2033	20,000	20,545
Ares Capital Corp., 5.88%, 03/01/2029	49,000	49,980
Bank of New York Mellon Corp. (The),
4.41%, 07/24/2026(f)	5,000	4,998
4.54%, 02/01/2029(f)	9,000	9,071
4.98%, 03/14/2030(f)	35,000	35,843
5.83%, 10/25/2033(f)	5,000	5,305
4.71%, 02/01/2034(f)	5,000	4,947
5.19%, 03/14/2035(f)	26,000	26,338
5.32%, 06/06/2036(f)	498,000	508,562
Series J, 4.97%, 04/26/2034(f)	12,000	12,042
Series I, 3.75%(f)(g)	5,000	4,896
BlackRock, Inc., 4.75%, 05/25/2033(c)	1,362,000	1,377,326
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	89,000	85,041
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	372,000	339,387
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(d)	1,364,000	1,358,103
Northern Trust Corp., 6.13%, 11/02/2032	3,000	3,240
Principal Amount		Value
Asset Management & Custody Banks–(continued)
State Street Corp.,
4.99%, 03/18/2027	$200,000	$202,967
5.68%, 11/21/2029(f)	86,000	89,956
4.82%, 01/26/2034(f)	3,000	2,990
6.12%, 11/21/2034(f)	47,000	50,244
		4,249,271
Automobile Manufacturers–0.52%
American Honda Finance Corp.,
4.95%, 01/09/2026	207,000	207,480
4.70%, 01/12/2028	7,000	7,069
4.60%, 04/17/2030	3,000	3,004
4.90%, 01/10/2034	43,000	42,576
Daimler Truck Finance North America LLC (Germany), 5.15%, 01/16/2026(d)	150,000	150,468
Ford Motor Credit Co. LLC, 6.80%, 11/07/2028	200,000	207,273
General Motors Co., 6.60%, 04/01/2036	377,000	399,562
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(c)	1,138,000	1,021,877
Hyundai Capital America,
5.50%, 03/30/2026(d)	11,000	11,070
5.65%, 06/26/2026(d)	19,000	19,195
5.25%, 01/08/2027(d)	116,000	117,113
5.30%, 03/19/2027(d)	182,000	184,062
5.60%, 03/30/2028(d)	16,000	16,389
5.35%, 03/19/2029(d)	37,000	37,716
5.80%, 04/01/2030(d)	3,000	3,116
Mercedes-Benz Finance North America LLC (Germany),
4.90%, 01/09/2026(d)	523,000	524,121
4.80%, 01/11/2027(c)(d)	493,000	495,763
5.10%, 08/03/2028(d)	217,000	221,028
4.85%, 01/11/2029(d)	119,000	120,027
PACCAR Financial Corp.,
4.95%, 10/03/2025	6,000	6,006
4.60%, 01/10/2028	7,000	7,094
Toyota Motor Credit Corp.,
4.55%, 08/07/2026	2,020,000	2,027,546
4.63%, 01/12/2028	3,000	3,037
Volkswagen Group of America Finance LLC (Germany),
5.40%, 03/20/2026(d)	549,000	551,648
5.30%, 03/22/2027(c)(d)	354,000	357,336
5.25%, 03/22/2029(d)	200,000	202,415
5.60%, 03/22/2034(d)	200,000	200,955
		7,144,946
Automotive Parts & Equipment–0.01%
ERAC USA Finance LLC,
4.60%, 05/01/2028(d)	14,000	14,167
5.00%, 02/15/2029(d)	53,000	54,275
4.90%, 05/01/2033(d)	18,000	18,009
		86,451
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Automotive Retail–0.00%
AutoZone, Inc.,
5.05%, 07/15/2026	$17,000	$17,112
5.20%, 08/01/2033	15,000	15,208
		32,320
Biotechnology–1.34%
AbbVie, Inc.,
4.80%, 03/15/2027	338,000	341,400
4.80%, 03/15/2029	101,000	103,005
5.05%, 03/15/2034	123,000	125,281
4.50%, 05/14/2035	694,000	670,821
4.05%, 11/21/2039	300,000	263,090
5.35%, 03/15/2044	48,000	47,084
4.85%, 06/15/2044	264,000	243,260
5.40%, 03/15/2054	124,000	120,659
5.50%, 03/15/2064	97,000	94,144
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	3,985,000	5,186,478
Amgen, Inc.,
5.15%, 03/02/2028	15,000	15,331
5.25%, 03/02/2030	3,000	3,092
BridgeBio Pharma, Inc., Conv., 1.75%, 03/01/2031(d)	2,369,252	2,768,471
Gilead Sciences, Inc.,
3.65%, 03/01/2026	2,615,000	2,602,420
5.25%, 10/15/2033	30,000	31,046
5.55%, 10/15/2053	11,000	10,866
Jazz Investments I Ltd.,
Conv., 2.00%, 06/15/2026	3,385,000	3,429,851
3.13%, 09/15/2030(d)	2,370,000	2,524,050
		18,580,349
Brewers–0.16%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.70%, 02/01/2036	959,000	936,164
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	3,000	3,828
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	945,000	930,824
Molson Coors Beverage Co., 4.20%, 07/15/2046	377,000	301,034
		2,171,850
Broadline Retail–0.02%
Amazon.com, Inc.,
4.80%, 12/05/2034	9,000	9,190
2.88%, 05/12/2041	406,000	303,192
		312,382
Building Products–0.00%
Carrier Global Corp., 5.90%, 03/15/2034	10,000	10,653
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	3,000	2,573
		13,226
Principal Amount		Value
Cable & Satellite–1.03%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(e)	$5,466,000	$5,185,048
1.13%, 03/15/2028	2,850,000	2,180,258
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	128,000	127,993
6.15%, 11/10/2026	132,000	134,564
6.65%, 02/01/2034	53,000	56,775
Comcast Corp.,
3.15%, 03/01/2026	1,101,000	1,092,410
4.15%, 10/15/2028	935,000	933,431
5.50%, 11/15/2032	3,000	3,152
3.90%, 03/01/2038	756,000	657,963
2.89%, 11/01/2051	352,000	214,415
2.94%, 11/01/2056	265,000	155,733
2.65%, 08/15/2062	3,000	1,570
Cox Communications, Inc.,
5.70%, 06/15/2033(d)	3,000	3,038
2.95%, 10/01/2050(d)	202,000	115,132
5.80%, 12/15/2053(d)	58,000	52,799
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(h)	3,270,000	3,293,203
		14,207,484
Cargo Ground Transportation–0.01%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(d)	3,000	3,026
5.35%, 01/12/2027(d)	9,000	9,105
5.70%, 02/01/2028(d)	3,000	3,086
5.55%, 05/01/2028(d)	12,000	12,330
6.05%, 08/01/2028(d)	20,000	20,843
Ryder System, Inc., 6.60%, 12/01/2033	26,000	28,593
		76,983
Commercial & Residential Mortgage Finance–0.12%
Aviation Capital Group LLC,
4.88%, 10/01/2025(d)	709,000	708,689
4.75%, 04/14/2027(d)	383,000	383,536
6.25%, 04/15/2028(d)	10,000	10,423
6.75%, 10/25/2028(d)	43,000	45,725
Nationwide Building Society (United Kingdom),
6.56%, 10/18/2027(d)(f)	200,000	205,099
3.96%, 07/18/2030(d)(f)	150,000	146,396
Radian Group, Inc., 6.20%, 05/15/2029	91,000	94,600
		1,594,468
Commodity Chemicals–0.03%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	339,000	358,001
Communications Equipment–0.08%
Cisco Systems, Inc.,
4.55%, 02/24/2028	757,000	767,221
5.30%, 02/26/2054	353,000	342,621
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Communications Equipment–(continued)
Motorola Solutions, Inc., 4.60%, 02/23/2028	$3,000	$3,023
		1,112,865
Computer & Electronics Retail–0.13%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	791,000	798,611
5.30%, 04/01/2032	990,000	1,012,249
8.35%, 07/15/2046	2,000	2,553
Leidos, Inc.,
2.30%, 02/15/2031	3,000	2,626
5.75%, 03/15/2033	3,000	3,128
		1,819,167
Construction Machinery & Heavy Transportation Equipment– 0.10%
Cummins, Inc., 5.15%, 02/20/2034	43,000	43,882
Komatsu Finance America, Inc., 5.50%, 10/06/2027(d)	200,000	204,961
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/2035	1,061,000	1,076,859
		1,325,702
Consumer Finance–0.16%
American Express Co., 4.73%, 04/25/2029(c)(f)	593,000	599,859
Capital One Financial Corp.,
7.15%, 10/29/2027(f)	31,000	32,039
6.31%, 06/08/2029(f)	16,000	16,798
7.62%, 10/30/2031(f)	26,000	29,383
6.38%, 06/08/2034(f)	13,000	13,845
6.18%, 01/30/2036(c)(f)	424,000	431,844
General Motors Financial Co., Inc.,
6.05%, 10/10/2025	5,000	5,017
5.25%, 03/01/2026	480,000	480,920
5.40%, 04/06/2026	4,000	4,019
Synchrony Financial, 3.95%, 12/01/2027	556,000	547,010
		2,160,734
Consumer Staples Merchandise Retail–0.00%
Dollar General Corp., 5.50%, 11/01/2052	3,000	2,788
Target Corp.,
4.50%, 09/15/2032	3,000	2,984
4.80%, 01/15/2053	3,000	2,646
Walmart, Inc., 4.50%, 04/15/2053	21,000	18,408
		26,826
Data Processing & Outsourced Services–0.31%
CSG Systems International, Inc., Conv., 3.88%, 09/15/2028	3,780,000	4,277,070
Distillers & Vintners–0.08%
Brown-Forman Corp., 4.75%, 04/15/2033	4,000	4,005
Constellation Brands, Inc.,
4.40%, 11/15/2025	1,040,000	1,038,773
4.90%, 05/01/2033	3,000	2,974
		1,045,752
Principal Amount		Value
Distributors–0.00%
Genuine Parts Co.,
6.50%, 11/01/2028	$23,000	$24,440
6.88%, 11/01/2033	37,000	41,147
		65,587
Diversified Banks–1.87%
Australia and New Zealand Banking Group Ltd. (Australia),
5.09%, 12/08/2025	250,000	250,620
5.00%, 03/18/2026	551,000	553,954
6.75%(c)(d)(f)(g)	425,000	430,611
Banco Santander S.A. (Spain),
6.53%, 11/07/2027(f)	200,000	205,334
5.55%, 03/14/2028(f)	200,000	203,278
5.54%, 03/14/2030(f)	200,000	206,286
Bank of America Corp.,
3.25%, 10/21/2027	525,000	515,099
4.95%, 07/22/2028(f)	3,000	3,035
5.20%, 04/25/2029(f)	24,000	24,531
4.27%, 07/23/2029(f)	2,000	1,994
5.82%, 09/15/2029(f)	44,000	45,843
2.57%, 10/20/2032(f)	874,000	770,537
4.57%, 04/27/2033(f)	3,000	2,953
5.02%, 07/22/2033(f)	3,000	3,036
5.29%, 04/25/2034(f)	23,000	23,469
5.47%, 01/23/2035(f)	37,000	38,026
2.48%, 09/21/2036(f)	3,000	2,543
7.75%, 05/14/2038	115,000	137,363
Bank of America N.A., 5.53%, 08/18/2026	458,000	464,605
Bank of Montreal (Canada), 5.30%, 06/05/2026	10,000	10,088
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(f)	246,000	261,675
8.00%, 01/27/2084(f)	286,000	304,007
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(f)	200,000	218,421
BPCE S.A. (France),
5.20%, 01/18/2027(d)	250,000	253,656
5.72%, 01/18/2030(d)(f)	253,000	260,550
6.51%, 01/18/2035(d)(f)	250,000	259,649
Citigroup, Inc.,
5.61%, 09/29/2026(f)	10,000	10,023
3.67%, 07/24/2028(f)	511,000	503,115
4.08%, 04/23/2029(f)	4,000	3,961
5.17%, 02/13/2030(f)	61,000	62,248
4.95%, 05/07/2031(c)(f)	969,000	980,309
6.17%, 05/25/2034(f)	27,000	28,275
5.83%, 02/13/2035(f)	170,000	173,531
6.68%, 09/13/2043	741,000	809,021
5.30%, 05/06/2044	228,000	213,067
4.75%, 05/18/2046	356,000	304,134
Series BB, 7.20%(f)(g)	215,000	222,220
Comerica, Inc., 5.98%, 01/30/2030(f)	31,000	31,760
Commonwealth Bank of Australia (Australia), 3.31%, 03/11/2041(d)	200,000	148,496
Credit Agricole S.A. (France),
5.34%, 01/10/2030(d)(f)	267,000	273,199
6.25%, 01/10/2035(d)(f)	250,000	260,073
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(d)(f)	$200,000	$193,251
Discover Bank, 4.65%, 09/13/2028	122,000	122,663
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(d)	280,000	281,630
Fifth Third Bancorp,
1.71%, 11/01/2027(f)	3,000	2,897
6.34%, 07/27/2029(f)	3,000	3,160
4.77%, 07/28/2030(f)	4,000	4,026
5.63%, 01/29/2032(f)	11,000	11,451
HSBC Holdings PLC (United Kingdom),
4.04%, 03/13/2028(f)	135,000	133,935
5.21%, 08/11/2028(f)	205,000	207,936
4.58%, 06/19/2029(f)	183,000	183,293
6.33%, 03/09/2044(f)	256,000	274,982
4.60%(f)(g)	225,000	205,549
ING Groep N.V. (Netherlands),
5.34%, 03/19/2030(f)	200,000	205,136
5.55%, 03/19/2035(f)	234,000	239,702
JPMorgan Chase & Co.,
3.20%, 06/15/2026	394,000	390,305
5.04%, 01/23/2028(f)	59,000	59,578
3.78%, 02/01/2028(f)	3,000	2,975
3.54%, 05/01/2028(f)	3,000	2,957
4.85%, 07/25/2028(f)	4,000	4,042
3.51%, 01/23/2029(f)	1,058,000	1,036,512
5.30%, 07/24/2029(f)	25,000	25,673
6.09%, 10/23/2029(f)	38,000	39,947
5.01%, 01/23/2030(f)	21,000	21,391
4.59%, 04/26/2033(f)	3,000	2,970
5.72%, 09/14/2033(f)	3,000	3,128
6.25%, 10/23/2034(f)	57,000	61,973
5.34%, 01/23/2035(f)	18,000	18,432
4.26%, 02/22/2048(f)	489,000	412,339
3.90%, 01/23/2049(f)	1,058,000	836,238
Series NN, 6.88%(f)(g)	122,000	129,078
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	345,000	349,475
Manufacturers & Traders Trust Co.,
5.40%, 11/21/2025	359,000	359,723
4.70%, 01/27/2028	189,000	190,708
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.02%, 07/20/2028(f)	200,000	202,632
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	250,000	255,330
4.95%, 01/14/2028(f)	399,000	402,341
National Securities Clearing Corp., 5.10%, 11/21/2027(d)	250,000	256,094
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(f)	52,000	53,471
3.45%, 04/23/2029	689,000	670,081
5.58%, 06/12/2029(f)	26,000	26,931
4.63%, 06/06/2033(f)	4,000	3,884
6.04%, 10/28/2033(f)	3,000	3,191
5.07%, 01/24/2034(f)	3,000	3,016
6.88%, 10/20/2034(f)	447,000	499,877
Principal Amount		Value
Diversified Banks–(continued)
Royal Bank of Canada (Canada),
4.88%, 01/19/2027	$40,000	$40,404
4.95%, 02/01/2029	14,000	14,326
5.00%, 02/01/2033	3,000	3,048
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(f)	221,000	222,826
Societe Generale S.A. (France),
6.07%, 01/19/2035(d)(f)	200,000	206,098
7.13%, 01/19/2055(d)(f)	212,000	216,055
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(d)(f)	200,000	176,335
6.30%, 07/06/2034(d)(f)	200,000	213,114
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(f)(g)	234,000	235,112
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(d)	200,000	203,138
5.20%, 03/07/2027(d)	226,000	229,499
5.55%, 09/14/2028(d)	203,000	210,687
5.20%, 03/07/2029(d)	200,000	205,047
5.35%, 03/07/2034(d)	200,000	204,337
Synovus Bank, 5.63%, 02/15/2028	250,000	252,767
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(f)	200,000	209,381
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	2,101,000	2,080,191
4.55%, 07/22/2028(f)	5,000	5,012
5.78%, 06/12/2029(f)	21,000	21,810
5.38%, 01/23/2030(f)	45,000	46,341
4.97%, 07/22/2033(f)	4,000	3,952
5.84%, 06/12/2034(f)	21,000	22,066
5.68%, 01/23/2035(f)	29,000	30,118
UBS AG (Switzerland), 5.65%, 09/11/2028	200,000	208,323
Wells Fargo & Co.,
3.55%, 09/29/2025	626,000	624,272
4.10%, 06/03/2026	505,000	503,073
3.58%, 05/22/2028(f)	4,000	3,940
5.57%, 07/25/2029(f)	19,000	19,621
6.30%, 10/23/2029(f)	27,000	28,541
5.20%, 01/23/2030(f)	25,000	25,613
5.39%, 04/24/2034(f)	8,000	8,189
5.56%, 07/25/2034(f)	46,000	47,491
6.49%, 10/23/2034(f)	69,000	75,447
5.50%, 01/23/2035(f)	38,000	38,985
4.65%, 11/04/2044	540,000	462,620
4.61%, 04/25/2053(f)	4,000	3,411
7.63%(f)(g)	21,000	22,608
Wells Fargo Bank N.A.,
5.55%, 08/01/2025	506,000	506,000
4.81%, 01/15/2026	250,000	250,432
Westpac Banking Corp. (Australia), 6.82%, 11/17/2033	88,000	96,815
		25,845,543
Diversified Capital Markets–0.15%
Apollo Debt Solutions BDC, 6.90%, 04/13/2029	20,000	20,886
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Capital Markets–(continued)
Sixth Street Lending Partners, 6.13%, 07/15/2030(d)	$153,000	$155,875
UBS Group AG (Switzerland),
4.55%, 04/17/2026	154,000	154,049
4.75%, 05/12/2028(d)(f)	205,000	206,268
5.43%, 02/08/2030(d)(f)	200,000	205,448
6.30%, 09/22/2034(d)(f)	200,000	214,868
5.70%, 02/08/2035(d)(f)	200,000	207,819
4.38%(d)(f)(g)	200,000	177,266
7.75%(d)(f)(g)	229,000	241,655
9.25%(d)(f)(g)	201,000	232,941
9.25%(d)(f)(g)	200,000	218,795
		2,035,870
Diversified Financial Services–0.05%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	410,000	328,098
Apollo Global Management, Inc., 6.38%, 11/15/2033	43,000	47,029
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(d)	22,000	22,951
5.75%, 03/01/2029(d)	114,000	117,155
Corebridge Financial, Inc.,
6.05%, 09/15/2033	26,000	27,384
5.75%, 01/15/2034	55,000	57,177
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(d)	47,000	49,102
6.50%, 03/26/2031(d)	56,000	59,309
		708,205
Diversified Metals & Mining–0.07%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	39,000	40,016
5.25%, 09/08/2030	26,000	26,959
5.25%, 09/08/2033	45,000	46,101
5.50%, 09/08/2053	15,000	14,854
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(d)	84,000	86,155
5.63%, 04/04/2034(d)	153,000	156,020
5.89%, 04/04/2054(d)	61,000	59,843
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	182,000	197,324
Rio Tinto Finance (USA) PLC (Australia), 5.75%, 03/14/2055	377,000	377,846
		1,005,118
Diversified REITs–0.14%
Brixmor Operating Partnership L.P., 5.50%, 02/15/2034	948,000	960,850
CubeSmart L.P.,
2.25%, 12/15/2028	3,000	2,797
2.50%, 02/15/2032(c)	1,066,000	918,555
VICI Properties L.P.,
5.75%, 04/01/2034	30,000	30,686
6.13%, 04/01/2054	32,000	31,494
		1,944,382
Principal Amount		Value
Diversified Support Services–0.00%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(d)	$37,000	$39,040
Drug Retail–0.02%
CVS Pass-Through Trust, 6.04%, 12/10/2028	279,117	283,112
Electric Utilities–1.51%
AEP Texas, Inc., 3.95%, 06/01/2028(d)	172,000	170,043
Alabama Power Co., 5.85%, 11/15/2033	9,000	9,605
American Electric Power Co., Inc.,
5.75%, 11/01/2027	4,000	4,128
5.20%, 01/15/2029	37,000	37,959
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	3,000	2,809
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	21,000	21,853
5.90%, 11/15/2053	26,000	26,564
Constellation Energy Generation LLC,
6.13%, 01/15/2034	9,000	9,699
6.50%, 10/01/2053	279,000	299,795
5.75%, 03/15/2054	88,000	86,311
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	11,000	11,899
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	3,000	2,883
Duke Energy Corp.,
5.00%, 12/08/2025	3,000	3,007
4.85%, 01/05/2029	39,000	39,632
5.00%, 08/15/2052	3,000	2,634
3.25%, 01/15/2082(f)	3,000	2,886
Duke Energy Indiana LLC, 5.40%, 04/01/2053	5,000	4,770
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	846,000	727,774
Enel Finance America LLC (Italy), 2.88%, 07/12/2041(d)	200,000	136,399
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(d)	200,000	201,190
Evergy Metro, Inc., 4.95%, 04/15/2033	3,000	2,998
Eversource Energy,
5.00%, 01/01/2027	76,000	76,711
5.50%, 01/01/2034	37,000	37,700
Exelon Corp.,
5.15%, 03/15/2029	48,000	49,266
5.45%, 03/15/2034	46,000	47,228
5.60%, 03/15/2053	47,000	45,219
FirstEnergy Corp., Conv., 3.88%, 01/15/2031(d)	5,666,000	5,745,324
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(d)	3,000	3,061
Florida Power & Light Co., 4.80%, 05/15/2033	3,000	3,010
Georgia Power Co.,
4.65%, 05/16/2028	3,000	3,042
4.95%, 05/17/2033	3,000	3,024
Series B, 3.70%, 01/30/2050	350,000	261,414
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Electric Utilities–(continued)
MidAmerican Energy Co.,
5.35%, 01/15/2034	$3,000	$3,111
5.85%, 09/15/2054	12,000	12,366
5.30%, 02/01/2055	43,000	40,964
National Rural Utilities Cooperative Finance Corp.,
4.80%, 02/05/2027	274,000	276,559
4.85%, 02/07/2029	74,000	75,362
5.00%, 02/07/2031	69,000	70,765
2.75%, 04/15/2032(c)	1,227,000	1,095,747
5.80%, 01/15/2033	3,000	3,190
7.13%, 09/15/2053(f)	235,000	246,295
NextEra Energy Capital Holdings, Inc.,
5.75%, 09/01/2025	1,450,000	1,452,188
4.95%, 01/29/2026	265,000	265,726
3.55%, 05/01/2027	530,000	522,875
4.63%, 07/15/2027	3,000	3,020
4.90%, 03/15/2029	119,000	120,946
5.25%, 03/15/2034	128,000	129,285
5.55%, 03/15/2054	119,000	114,602
Niagara Mohawk Power Corp.,
5.29%, 01/17/2034(d)	37,000	36,904
5.66%, 01/17/2054(d)	17,000	16,365
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	3,000	2,929
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	37,000	38,903
PacifiCorp,
5.10%, 02/15/2029	39,000	39,779
5.30%, 02/15/2031	35,000	36,068
5.45%, 02/15/2034	49,000	49,721
5.80%, 01/15/2055	36,000	34,490
PECO Energy Co., 4.90%, 06/15/2033	11,000	11,176
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028	6,449,000	6,981,383
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	50,894
Public Service Co. of Colorado, 5.25%, 04/01/2053	3,000	2,761
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	9,000	9,329
Public Service Electric and Gas Co., 5.13%, 03/15/2053	3,000	2,827
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	21,000	19,636
5.55%, 04/15/2054	104,000	100,266
Sierra Pacific Power Co., 5.90%, 03/15/2054	5,000	5,019
Southern Co. (The), 5.70%, 10/15/2032	3,000	3,154
Southwestern Electric Power Co., 5.30%, 04/01/2033	3,000	3,030
Union Electric Co., 5.20%, 04/01/2034	168,000	170,901
Virginia Electric & Power Co.,
5.00%, 04/01/2033	3,000	3,033
5.35%, 01/15/2054	28,000	26,339
Vistra Operations Co. LLC, 6.95%, 10/15/2033(d)	23,000	25,276
Principal Amount		Value
Electric Utilities–(continued)
Xcel Energy, Inc.,
4.60%, 06/01/2032	$3,000	$2,936
3.50%, 12/01/2049	964,000	661,183
		20,847,140
Electrical Components & Equipment–0.05%
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(d)	465,000	468,004
Regal Rexnord Corp., 6.30%, 02/15/2030	3,000	3,144
Rockwell Automation, Inc., 1.75%, 08/15/2031	307,000	263,976
		735,124
Environmental & Facilities Services–0.01%
Republic Services, Inc.,
4.88%, 04/01/2029	40,000	40,875
5.00%, 12/15/2033	36,000	36,742
5.00%, 04/01/2034	3,000	3,046
Veralto Corp.,
5.50%, 09/18/2026	48,000	48,585
5.35%, 09/18/2028	37,000	38,154
		167,402
Financial Exchanges & Data–0.01%
Intercontinental Exchange, Inc.,
4.60%, 03/15/2033	3,000	2,985
4.95%, 06/15/2052	3,000	2,715
5.20%, 06/15/2062	3,000	2,758
Nasdaq, Inc.,
5.35%, 06/28/2028	3,000	3,090
5.55%, 02/15/2034	4,000	4,169
5.95%, 08/15/2053	169,000	172,553
6.10%, 06/28/2063	3,000	3,063
S&P Global, Inc.,
2.90%, 03/01/2032	3,000	2,728
3.90%, 03/01/2062	3,000	2,238
		196,299
Food Distributors–0.11%
Sysco Corp., 3.75%, 10/01/2025	1,500,000	1,496,891
Food Retail–0.00%
Alimentation Couche-Tard, Inc. (Canada), 5.27%, 02/12/2034(d)	64,000	64,113
Gas Utilities–0.00%
Atmos Energy Corp.,
5.90%, 11/15/2033	12,000	12,890
6.20%, 11/15/2053	7,000	7,580
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	11,000	11,342
Southwest Gas Corp., 5.45%, 03/23/2028	3,000	3,071
		34,883
Health Care Distributors–0.01%
Cardinal Health, Inc., 5.45%, 02/15/2034	37,000	38,091
Cencora, Inc., 5.13%, 02/15/2034	39,000	39,331
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Health Care Distributors–(continued)
McKesson Corp., 5.10%, 07/15/2033	$3,000	$3,071
		80,493
Health Care Equipment–0.41%
Alcon Finance Corp., 5.38%, 12/06/2032(d)	200,000	206,570
Becton, Dickinson and Co., 4.88%, 05/15/2044	428,000	377,404
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	4,712,000	4,670,770
Medtronic, Inc., 4.38%, 03/15/2035	249,000	240,968
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	52,000	52,642
5.40%, 03/20/2034	133,000	134,963
		5,683,317
Health Care Facilities–0.00%
UPMC,
5.04%, 05/15/2033	17,000	17,089
5.38%, 05/15/2043	8,000	7,633
		24,722
Health Care REITs–0.01%
Alexandria Real Estate Equities, Inc.,
2.95%, 03/15/2034	3,000	2,530
5.25%, 05/15/2036	25,000	24,549
5.63%, 05/15/2054	118,000	110,112
Healthcare Realty Holdings L.P.,
3.50%, 08/01/2026	3,000	2,963
2.00%, 03/15/2031	3,000	2,570
		142,724
Health Care Services–0.18%
Cigna Group (The), 4.80%, 08/15/2038	307,000	288,803
CommonSpirit Health,
5.32%, 12/01/2034	129,000	129,380
5.55%, 12/01/2054	41,000	38,627
CVS Health Corp.,
5.00%, 01/30/2029	10,000	10,155
5.25%, 01/30/2031	3,000	3,069
5.30%, 06/01/2033	12,000	12,107
6.00%, 06/01/2063	3,000	2,870
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(d)	150,000	144,268
HCA, Inc., 5.90%, 06/01/2053	16,000	15,460
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	1,145,000	1,115,383
NXP B.V./NXP Funding LLC (Netherlands), 5.35%, 03/01/2026	676,000	679,306
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	18,000	11,027
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	21,000	11,732
Quest Diagnostics, Inc., 6.40%, 11/30/2033	21,000	23,021
		2,485,208
Principal Amount		Value
Health Care Supplies–0.58%
Haemonetics Corp., Conv., 2.50%, 06/01/2029	$5,621,000	$5,605,580
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	6,000	5,941
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(d)	1,444,000	1,808,281
Solventum Corp.,
5.45%, 02/25/2027	100,000	101,673
5.40%, 03/01/2029	193,000	198,796
5.60%, 03/23/2034	265,000	272,838
		7,993,109
Highways & Railtracks–0.04%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/2056	474,000	488,215
Home Improvement Retail–0.03%
Home Depot, Inc. (The), 4.90%, 04/15/2029	41,000	42,084
Lowe’s Cos., Inc.,
3.35%, 04/01/2027	3,000	2,957
5.00%, 04/15/2033	3,000	3,034
4.25%, 04/01/2052	497,000	389,393
5.85%, 04/01/2063	21,000	20,524
		457,992
Hotels, Resorts & Cruise Lines–0.53%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(e)	7,552,000	7,298,982
Marriott International, Inc.,
4.88%, 05/15/2029	25,000	25,362
5.30%, 05/15/2034	41,000	41,518
		7,365,862
Human Resource & Employment Services–0.05%
Paychex, Inc., 5.35%, 04/15/2032	639,000	656,438
Industrial Conglomerates–0.13%
Honeywell International, Inc.,
4.88%, 09/01/2029	116,000	118,853
4.95%, 09/01/2031	131,000	134,633
4.50%, 01/15/2034	1,463,000	1,433,815
5.00%, 03/01/2035	89,000	89,612
		1,776,913
Industrial Gases–0.11%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028	1,531,000	1,539,195
Industrial Machinery & Supplies & Components–0.27%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	73,000	73,053
Ingersoll Rand, Inc.,
5.40%, 08/14/2028	3,000	3,093
5.70%, 08/14/2033	19,000	19,908
JBT Marel Corp., Conv., 0.25%, 05/15/2026	3,668,000	3,657,363
Nordson Corp.,
5.60%, 09/15/2028	3,000	3,095
5.80%, 09/15/2033	12,000	12,682
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	12,000	12,230
		3,781,424
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Industrial REITs–0.00%
LXP Industrial Trust,
6.75%, 11/15/2028	$19,000	$20,133
2.38%, 10/01/2031	3,000	2,535
		22,668
Insurance Brokers–0.01%
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	21,000	23,288
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	24,000	24,908
5.45%, 03/15/2053	3,000	2,920
5.70%, 09/15/2053	22,000	22,118
		73,234
Integrated Oil & Gas–0.20%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	991,000	622,688
Chevron Corp., 2.95%, 05/16/2026	952,000	941,375
Exxon Mobil Corp., 3.04%, 03/01/2026	1,098,000	1,089,780
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(d)	4,000	3,974
Occidental Petroleum Corp.,
6.45%, 09/15/2036	51,000	52,215
4.63%, 06/15/2045	11,000	8,269
		2,718,301
Integrated Telecommunication Services–0.26%
AT&T, Inc.,
4.30%, 02/15/2030	318,000	317,069
2.55%, 12/01/2033	3,000	2,512
5.40%, 02/15/2034	15,000	15,434
3.55%, 09/15/2055	157,000	106,020
6.05%, 08/15/2056	643,000	656,653
3.80%, 12/01/2057	255,000	178,594
Telefonica Emisiones S.A. (Spain), 5.21%, 03/08/2047	700,000	619,803
Verizon Communications, Inc.,
2.36%, 03/15/2032	3,000	2,587
4.78%, 02/15/2035	1,274,000	1,241,720
3.40%, 03/22/2041	561,000	432,965
		3,573,357
Interactive Home Entertainment–0.12%
Electronic Arts, Inc.,
4.80%, 03/01/2026(c)	1,290,000	1,290,977
1.85%, 02/15/2031	3,000	2,607
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	357,000	353,628
		1,647,212
Interactive Media & Services–0.26%
Alphabet, Inc., 5.25%, 05/15/2055	213,000	209,933
Meta Platforms, Inc.,
4.65%, 08/15/2062	3,000	2,531
5.75%, 05/15/2063	16,000	16,188
Snap, Inc., Conv., 0.50%, 05/01/2030	3,966,000	3,382,998
		3,611,650
Principal Amount		Value
Internet Services & Infrastructure–0.25%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	$3,435,000	$3,484,807
Investment Banking & Brokerage–1.97%
Blackstone Private Credit Fund, 6.25%, 01/25/2031	32,000	32,932
Blue Owl Technology Finance Corp., 6.75%, 04/04/2029	327,000	333,632
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	47,000	46,949
Charles Schwab Corp. (The),
5.64%, 05/19/2029(f)	16,000	16,589
5.85%, 05/19/2034(f)	16,000	17,003
6.14%, 08/24/2034(f)	45,000	48,707
Series K, 5.00%(f)(g)	7,000	6,993
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025	529,000	528,389
5.19% (SOFR + 0.79%), 12/09/2026(i)	19,000	19,031
5.21% (SOFR + 0.81%), 03/09/2027(i)	12,000	12,020
5.27% (SOFR + 0.92%), 10/21/2027(i)	15,000	15,035
5.02%, 10/23/2035(f)	624,000	616,717
2.91%, 07/21/2042(f)	323,000	231,446
Series W, 7.50%(f)(g)	437,000	465,136
GS Finance Corp.,
Series 0003, Conv., 0.50%, 04/11/2028(d)	5,859,000	8,030,280
1.00%, 07/30/2029(d)	5,873,000	7,044,345
0.00%, 03/03/2032(e)	7,584,000	8,258,037
Morgan Stanley,
4.00%, 07/23/2025	654,000	653,394
5.12%, 02/01/2029(f)	5,000	5,088
4.99%, 04/12/2029(f)	590,000	598,662
5.16%, 04/20/2029(f)	28,000	28,554
5.45%, 07/20/2029(f)	12,000	12,343
6.41%, 11/01/2029(f)	34,000	36,019
5.17%, 01/16/2030(f)	25,000	25,529
5.25%, 04/21/2034(f)	29,000	29,511
5.42%, 07/21/2034(f)	21,000	21,520
5.47%, 01/18/2035(f)	25,000	25,586
5.95%, 01/19/2038(f)	5,000	5,146
5.94%, 02/07/2039(f)	105,000	107,822
		27,272,415
IT Consulting & Other Services–0.14%
International Business Machines Corp., 3.30%, 05/15/2026	1,970,000	1,952,020
Leisure Products–0.00%
Brunswick Corp., 5.85%, 03/18/2029	58,000	59,775
Life & Health Insurance–0.66%
American National Group, Inc., 5.00%, 06/15/2027(c)	857,000	860,806
Athene Global Funding,
5.52%, 03/25/2027(d)	175,000	177,990
5.58%, 01/09/2029(d)	82,000	84,324
Athene Holding Ltd., 6.25%, 04/01/2054	79,000	78,053
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Brighthouse Financial, Inc., 3.85%, 12/22/2051	$1,296,000	$835,760
Corebridge Global Funding,
5.72% (SOFR + 1.30%), 09/25/2026(d)(i)	223,000	224,558
5.90%, 09/19/2028(d)	23,000	24,053
5.20%, 01/12/2029(d)	64,000	65,585
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	2,184,000	2,134,890
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	10,000	10,479
GA Global Funding Trust, 5.50%, 01/08/2029(d)	1,378,000	1,412,950
MAG Mutual Holding Co., 4.75%, 04/30/2041(d)(j)	509,000	459,118
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(f)	3,000	2,967
MetLife, Inc.,
5.00%, 07/15/2052	3,000	2,722
5.25%, 01/15/2054	11,000	10,370
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	440,000	407,401
New York Life Global Funding, 4.55%, 01/28/2033(d)	10,000	9,790
Northwestern Mutual Global Funding,
5.07%, 03/25/2027(d)	164,000	166,650
4.35%, 09/15/2027(d)	3,000	3,013
4.71%, 01/10/2029(d)	169,000	171,025
Pacific Life Global Funding II,
5.02% (SOFR + 0.62%), 06/04/2026(d)(i)	9,000	9,032
5.41% (SOFR + 1.05%), 07/28/2026(d)(i)	138,000	139,133
5.50%, 08/28/2026(d)	1,219,000	1,237,404
4.90%, 01/11/2029(d)	169,000	172,025
Principal Life Global Funding II,
5.00%, 01/16/2027(d)	46,000	46,523
5.10%, 01/25/2029(d)	211,000	215,849
Prudential Financial, Inc., 3.91%, 12/07/2047	141,000	110,288
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	4,000	3,866
		9,076,624
Managed Health Care–0.04%
Humana, Inc., 5.75%, 12/01/2028	20,000	20,821
UnitedHealth Group, Inc.,
5.15%, 10/15/2025	4,000	4,007
5.25%, 02/15/2028	3,000	3,080
5.30%, 02/15/2030	3,000	3,108
5.35%, 02/15/2033	3,000	3,092
4.50%, 04/15/2033	3,000	2,925
3.50%, 08/15/2039	559,000	451,395
5.05%, 04/15/2053	3,000	2,680
5.20%, 04/15/2063	3,000	2,676
		493,784
Marine Transportation–0.00%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(d)	19,000	20,040
Principal Amount		Value
Metal, Glass & Plastic Containers–0.02%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	$100,000	$102,057
5.44%, 04/03/2034	102,000	103,436
5.78%, 04/03/2054	100,000	98,949
		304,442
Movies & Entertainment–0.25%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	1,938,000	2,580,447
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	367,000	364,240
WarnerMedia Holdings, Inc.,
5.05%, 03/15/2042(c)	683,000	405,975
5.14%, 03/15/2052	146,000	90,155
		3,440,817
Multi-Family Residential REITs–0.01%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	38,000	39,137
Essex Portfolio L.P., 5.50%, 04/01/2034	58,000	59,279
		98,416
Multi-line Insurance–0.19%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	3,000	3,090
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	887,000	597,423
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(d)	196,000	199,016
Metropolitan Life Insurance Co., 7.80%, 11/01/2025(d)	1,800,000	1,816,944
		2,616,473
Multi-Utilities–0.12%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	74,000	74,411
Ameren Illinois Co., 4.95%, 06/01/2033	4,000	4,057
Black Hills Corp., 6.15%, 05/15/2034	31,000	32,549
Dominion Energy, Inc., 5.38%, 11/15/2032	5,000	5,127
DTE Electric Co., 5.20%, 03/01/2034	39,000	39,912
NiSource, Inc.,
5.25%, 03/30/2028	4,000	4,096
5.40%, 06/30/2033	3,000	3,070
5.35%, 04/01/2034	89,000	90,539
4.38%, 05/15/2047	571,000	470,019
5.85%, 04/01/2055	290,000	287,261
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	44,000	46,070
6.13%, 10/15/2033	25,000	26,573
Sempra,
3.80%, 02/01/2038	559,000	463,037
6.88%, 10/01/2054(f)	131,000	132,433
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Multi-Utilities–(continued)
WEC Energy Group, Inc.,
5.00%, 09/27/2025	$7,000	$7,000
5.15%, 10/01/2027	6,000	6,115
4.75%, 01/15/2028	5,000	5,053
1.80%, 10/15/2030	2,000	1,752
		1,699,074
Office REITs–0.00%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028(c)	26,000	28,971
Oil & Gas Drilling–0.00%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	13,000	13,320
Oil & Gas Equipment & Services–0.00%
Northern Natural Gas Co., 5.63%, 02/01/2054(d)	23,000	22,194
Oil & Gas Exploration & Production–0.26%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	622,000	532,230
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	3,000	2,997
ConocoPhillips Co.,
4.15%, 11/15/2034	230,000	214,301
5.70%, 09/15/2063	9,000	8,619
Diamondback Energy, Inc., 5.75%, 04/18/2054	488,000	453,452
EOG Resources, Inc., 4.40%, 07/15/2028	250,000	251,494
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	2,005,000	2,097,731
Pioneer Natural Resources Co., 5.10%, 03/29/2026	3,000	3,015
		3,563,839
Oil & Gas Refining & Marketing–0.03%
Phillips 66 Co., 5.30%, 06/30/2033	11,000	11,118
Valero Energy Corp., 4.00%, 06/01/2052(c)	531,000	377,079
		388,197
Oil & Gas Storage & Transportation–0.63%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	12,000	12,531
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(d)	8,000	8,100
Enbridge, Inc. (Canada), 5.70%, 03/08/2033	11,000	11,410
Energy Transfer L.P.,
6.05%, 12/01/2026	44,000	44,940
5.20%, 04/01/2030	209,000	213,743
6.40%, 12/01/2030	448,000	482,987
5.75%, 02/15/2033	3,000	3,115
6.55%, 12/01/2033	7,000	7,599
5.55%, 05/15/2034	36,000	36,465
4.90%, 03/15/2035	344,000	329,214
5.30%, 04/01/2044	587,000	526,353
5.00%, 05/15/2050	724,000	605,746
5.95%, 05/15/2054	28,000	26,660
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Enterprise Products Operating LLC,
4.60%, 01/15/2031	$496,000	$499,925
6.45%, 09/01/2040	23,000	25,241
4.25%, 02/15/2048	696,000	564,544
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia), 6.51%, 02/23/2042(d)	200,000	207,413
Kinder Morgan, Inc.,
5.15%, 06/01/2030	172,000	175,686
4.80%, 02/01/2033	3,000	2,953
5.20%, 06/01/2033	9,000	9,047
5.30%, 12/01/2034	407,000	406,622
MPLX L.P.,
1.75%, 03/01/2026	990,000	971,039
5.00%, 03/01/2033	3,000	2,960
4.50%, 04/15/2038	810,000	717,020
4.95%, 03/14/2052	3,000	2,486
ONEOK, Inc.,
5.65%, 11/01/2028	3,000	3,109
5.80%, 11/01/2030	23,000	24,089
6.10%, 11/15/2032	3,000	3,174
6.05%, 09/01/2033	23,000	24,144
6.63%, 09/01/2053	34,000	35,366
Southern Co. Gas Capital Corp.,
3.88%, 11/15/2025	1,360,000	1,354,662
5.75%, 09/15/2033	9,000	9,452
Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	401,347
Targa Resources Corp., 5.20%, 07/01/2027	3,000	3,042
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	169,000	187,143
Western Midstream Operating L.P., 6.15%, 04/01/2033	8,000	8,330
Williams Cos., Inc. (The),
5.40%, 03/02/2026	658,000	661,845
5.30%, 08/15/2028	40,000	41,099
5.65%, 03/15/2033	11,000	11,437
		8,662,038
Other Specialized REITs–0.11%
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,554,303
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	4,000	4,085
Packaged Foods & Meats–0.15%
Conagra Brands, Inc., 4.60%, 11/01/2025	3,000	2,997
General Mills, Inc., 2.25%, 10/14/2031	3,000	2,618
J.M. Smucker Co. (The), 6.20%, 11/15/2033	15,000	16,107
Mars, Inc.,
4.45%, 03/01/2027(c)(d)	596,000	598,322
4.55%, 04/20/2028(d)	21,000	21,212
5.20%, 03/01/2035(d)	593,000	600,401
5.65%, 05/01/2045(d)	325,000	325,976
5.70%, 05/01/2055(d)	217,000	216,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Packaged Foods & Meats–(continued)
McCormick & Co., Inc., 4.95%, 04/15/2033	$3,000	$3,031
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	63,000	62,957
The Campbell’s Company,
5.30%, 03/20/2026	35,000	35,172
5.20%, 03/19/2027	48,000	48,696
5.20%, 03/21/2029	54,000	55,314
5.40%, 03/21/2034	72,000	73,169
		2,062,597
Paper & Plastic Packaging Products & Materials–0.02%
International Paper Co., 6.00%, 11/15/2041	223,000	226,552
Passenger Airlines–0.15%
American Airlines Pass-Through Trust,
Series 2014-1, Class A, 3.70%, 04/01/2028	200,368	196,900
Series 2021-1, Class B, 3.95%, 07/11/2030	31,000	29,275
Series 2021-1, Class A, 2.88%, 07/11/2034	2,598	2,294
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(d)	247,000	244,567
5.31%, 10/20/2031(d)	283,000	278,594
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(d)	9,975	9,008
Delta Air Lines, Inc., 4.95%, 07/10/2028	649,000	653,129
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(d)	2,176	2,171
4.75%, 10/20/2028(d)	10,309	10,338
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	248,826	244,788
Series 2020-1, Class A, 5.88%, 10/15/2027	1,988	2,030
Series 2018-1, Class AA, 3.50%, 03/01/2030	348,308	328,778
		2,001,872
Personal Care Products–0.05%
Kenvue, Inc.,
5.05%, 03/22/2028	3,000	3,073
5.00%, 03/22/2030	11,000	11,337
4.90%, 03/22/2033	15,000	15,229
5.10%, 03/22/2043	3,000	2,909
5.05%, 03/22/2053(c)	714,000	664,722
5.20%, 03/22/2063	3,000	2,779
		700,049
Pharmaceuticals–0.60%
AstraZeneca Finance LLC (United Kingdom),
4.80%, 02/26/2027	207,000	209,361
4.85%, 02/26/2029	53,000	54,213
4.90%, 02/26/2031	96,000	98,681
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	985,000	976,069
Principal Amount		Value
Pharmaceuticals–(continued)
Bayer US Finance LLC (Germany),
6.25%, 01/21/2029(d)	$200,000	$210,062
6.38%, 11/21/2030(d)	200,000	212,606
6.50%, 11/21/2033(d)	200,000	214,535
6.88%, 11/21/2053(d)	274,000	291,181
Bristol-Myers Squibb Co.,
4.95%, 02/20/2026	87,000	87,294
4.90%, 02/22/2027	26,000	26,343
4.90%, 02/22/2029	28,000	28,676
5.75%, 02/01/2031	37,000	39,431
5.90%, 11/15/2033	22,000	23,594
4.13%, 06/15/2039	621,000	552,971
6.25%, 11/15/2053	562,000	602,705
6.40%, 11/15/2063	21,000	22,767
Eli Lilly and Co.,
4.50%, 02/09/2027	236,000	238,024
4.70%, 02/27/2033	6,000	6,049
4.70%, 02/09/2034	170,000	169,961
4.88%, 02/27/2053	6,000	5,502
5.00%, 02/09/2054	53,000	49,568
4.95%, 02/27/2063	3,000	2,728
5.10%, 02/09/2064	63,000	58,581
GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	71,117
Haleon US Capital LLC, 4.00%, 03/24/2052	315,000	243,732
Merck & Co., Inc.,
4.90%, 05/17/2044	24,000	22,459
5.00%, 05/17/2053	3,000	2,760
5.15%, 05/17/2063	3,000	2,767
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2026	840,000	841,093
4.75%, 05/19/2033	17,000	16,956
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	163,056
Zoetis, Inc.,
5.40%, 11/14/2025	2,420,000	2,425,319
4.70%, 02/01/2043	333,000	304,448
		8,274,609
Property & Casualty Insurance–0.12%
Allstate Corp. (The), 3.28%, 12/15/2026(c)	302,000	297,964
Fairfax Financial Holdings Ltd. (Canada), 6.35%, 03/22/2054	86,000	87,199
Markel Group, Inc.,
5.00%, 03/30/2043	351,000	315,145
5.00%, 05/20/2049	497,000	437,114
Travelers Cos., Inc. (The),
4.60%, 08/01/2043	605,000	539,655
5.45%, 05/25/2053	3,000	2,938
		1,680,015
Rail Transportation–0.19%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	399,000	290,385
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Rail Transportation–(continued)
Norfolk Southern Corp.,
5.05%, 08/01/2030	$11,000	$11,371
5.55%, 03/15/2034	22,000	23,015
3.40%, 11/01/2049	461,000	324,849
5.35%, 08/01/2054(c)	485,000	463,651
5.95%, 03/15/2064	26,000	26,786
Union Pacific Corp.,
2.15%, 02/05/2027	4,000	3,886
4.50%, 01/20/2033	5,000	4,973
3.20%, 05/20/2041	1,018,000	778,444
4.15%, 01/15/2045	426,000	344,781
3.84%, 03/20/2060	519,000	374,030
5.15%, 01/20/2063	7,000	6,388
		2,652,559
Real Estate Development–0.00%
Essential Properties L.P., 2.95%, 07/15/2031	3,000	2,670
Regional Banks–0.03%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	3,000	2,807
2.64%, 09/30/2032	3,000	2,529
6.65%, 04/25/2035(f)	295,000	318,140
5.64%, 05/21/2037(f)	3,000	2,962
M&T Bank Corp., 5.05%, 01/27/2034(f)	3,000	2,962
Truist Financial Corp.,
6.05%, 06/08/2027(f)	19,000	19,259
4.87%, 01/26/2029(f)	3,000	3,035
7.16%, 10/30/2029(f)	23,000	24,883
5.44%, 01/24/2030(f)	26,000	26,785
4.92%, 07/28/2033(f)	3,000	2,929
6.12%, 10/28/2033(f)	3,000	3,190
5.87%, 06/08/2034(f)	15,000	15,676
		425,157
Reinsurance–0.08%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	3,000	1,938
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(d)	398,000	408,187
PartnerRe Finance B LLC, 3.70%, 07/02/2029	500,000	484,801
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(d)(f)	200,000	202,162
		1,097,088
Renewable Electricity–0.04%
NSTAR Electric Co., 4.55%, 06/01/2052	3,000	2,498
Oglethorpe Power Corp., 4.55%, 06/01/2044	679,000	562,101
		564,599
Restaurants–0.06%
McDonald’s Corp.,
4.80%, 08/14/2028	59,000	60,130
4.95%, 08/14/2033	43,000	43,828
5.15%, 09/09/2052	5,000	4,584
5.45%, 08/14/2053	14,000	13,462
Principal Amount		Value
Restaurants–(continued)
Starbucks Corp., 3.55%, 08/15/2029	$705,000	$686,148
		808,152
Retail REITs–0.48%
Agree L.P., 2.00%, 06/15/2028	3,000	2,813
Federal Realty OP L.P., Conv., 3.25%, 01/15/2029(d)	4,235,000	4,218,060
Kimco Realty OP LLC, 3.20%, 04/01/2032	1,500,000	1,368,586
Kite Realty Group L.P., 5.50%, 03/01/2034	15,000	15,300
NNN REIT, Inc.,
5.60%, 10/15/2033	6,000	6,206
3.50%, 04/15/2051	3,000	2,061
Realty Income Corp.,
3.20%, 01/15/2027	3,000	2,950
5.63%, 10/13/2032	3,000	3,141
Regency Centers L.P.,
2.95%, 09/15/2029	753,000	712,999
5.25%, 01/15/2034	26,000	26,394
4.65%, 03/15/2049	256,000	222,397
		6,580,907
Self-Storage REITs–0.08%
Extra Space Storage L.P.,
3.50%, 07/01/2026	404,000	400,014
5.70%, 04/01/2028	371,000	383,304
5.40%, 02/01/2034	55,000	55,891
Prologis L.P.,
4.88%, 06/15/2028	13,000	13,267
4.63%, 01/15/2033	3,000	2,987
4.75%, 06/15/2033	21,000	20,951
5.13%, 01/15/2034	11,000	11,141
5.00%, 03/15/2034	129,000	129,397
5.25%, 06/15/2053	25,000	23,505
5.25%, 03/15/2054	36,000	33,827
Public Storage Operating Co.,
5.13%, 01/15/2029	4,000	4,129
5.10%, 08/01/2033	23,000	23,614
5.35%, 08/01/2053	13,000	12,490
		1,114,517
Semiconductor Materials & Equipment–0.54%
MKS, Inc., Conv., 1.25%, 06/01/2030	7,515,000	7,443,607
Semiconductors–1.08%
Broadcom, Inc., 3.47%, 04/15/2034(d)	640,000	571,946
Foundry JV Holdco LLC,
5.88%, 01/25/2034(d)	272,000	276,658
6.20%, 01/25/2037(d)	918,000	956,700
Marvell Technology, Inc., 2.45%, 04/15/2028	1,210,000	1,150,103
Microchip Technology, Inc., Conv., 0.75%, 06/01/2027(h)	10,998,000	10,855,026
Micron Technology, Inc.,
4.66%, 02/15/2030(c)	680,000	678,737
5.30%, 01/15/2031	34,000	34,828
5.65%, 11/01/2032	269,000	279,709
3.37%, 11/01/2041	179,000	131,474
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Semiconductors–(continued)
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	$2,000	$1,946
3.00%, 06/01/2031	3,000	2,645
		14,939,772
Single-Family Residential REITs–0.00%
Sun Communities Operating L.P., 2.70%, 07/15/2031	3,000	2,660
Specialized Finance–0.08%
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(d)	3,000	2,564
State Street Bank and Trust Co., 4.59%, 11/25/2026(c)	1,120,000	1,128,525
		1,131,089
Specialty Chemicals–0.12%
DuPont de Nemours, Inc., 4.49%, 11/15/2025	1,525,000	1,522,860
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	159,000	133,176
		1,656,036
Systems Software–0.18%
Microsoft Corp.,
3.13%, 11/03/2025	870,000	866,298
3.50%, 02/12/2035(c)	404,000	377,683
Oracle Corp.,
6.25%, 11/09/2032	9,000	9,743
4.90%, 02/06/2033	11,000	11,033
3.60%, 04/01/2040	965,000	772,911
6.90%, 11/09/2052	4,000	4,453
6.00%, 08/03/2055	410,000	409,652
VMware LLC, 3.90%, 08/21/2027	2,000	1,983
		2,453,756
Technology Distributors–0.05%
Avnet, Inc., 4.63%, 04/15/2026	671,000	670,172
Technology Hardware, Storage & Peripherals–0.19%
Apple, Inc.,
3.35%, 02/09/2027	315,000	311,895
4.20%, 05/12/2030	1,510,000	1,517,174
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	795,000	795,040
		2,624,109
Telecom Tower REITs–0.15%
American Tower Corp., 1.60%, 04/15/2026	852,000	833,274
Crown Castle, Inc.,
2.50%, 07/15/2031	1,413,000	1,233,757
4.75%, 05/15/2047	46,000	39,417
		2,106,448
Tobacco–0.24%
Altria Group, Inc., 5.80%, 02/14/2039	1,124,000	1,139,556
B.A.T. Capital Corp. (United Kingdom),
5.83%, 02/20/2031	69,000	72,636
6.00%, 02/20/2034	18,000	18,983
7.08%, 08/02/2043	3,000	3,307
7.08%, 08/02/2053	3,000	3,344
Principal Amount		Value
Tobacco–(continued)
B.A.T. International Finance PLC (United Kingdom), 1.67%, 03/25/2026	$1,235,000	$1,209,592
Philip Morris International, Inc.,
4.75%, 02/12/2027	172,000	173,606
5.13%, 11/17/2027	3,000	3,061
4.88%, 02/15/2028	32,000	32,551
5.25%, 09/07/2028	35,000	36,013
4.88%, 02/13/2029	144,000	146,589
5.13%, 02/13/2031	35,000	36,062
5.63%, 09/07/2033	26,000	27,256
5.25%, 02/13/2034	69,000	70,413
4.88%, 11/15/2043	300,000	275,290
		3,248,259
Transaction & Payment Processing Services–0.65%
Fidelity National Information Services, Inc., 1.15%, 03/01/2026	1,450,000	1,418,812
Fiserv, Inc.,
5.38%, 08/21/2028	48,000	49,371
5.63%, 08/21/2033	25,000	26,006
5.45%, 03/15/2034	144,000	147,580
Global Payments, Inc., Conv., 1.50%, 03/01/2031	8,191,000	7,355,518
Mastercard, Inc., 4.85%, 03/09/2033	20,000	20,390
		9,017,677
Wireless Telecommunication Services–0.31%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	600,000	505,897
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	533,000	451,697
4.30%, 02/15/2048(c)	1,394,000	1,118,780
T-Mobile USA, Inc.,
2.70%, 03/15/2032	1,074,000	946,904
3.40%, 10/15/2052	750,000	501,459
5.65%, 01/15/2053	9,000	8,714
6.00%, 06/15/2054	301,000	306,635
5.88%, 11/15/2055	496,000	496,144
		4,336,230
Total U.S. Dollar Denominated Bonds & Notes (Cost $335,612,099)		332,291,478
U.S. Treasury Securities–7.26%
U.S. Treasury Bills–0.00%
4.10% - 4.11%, 05/14/2026(k)(l)	35,000	33,820
U.S. Treasury Bonds–1.29%
4.50%, 02/15/2036	2,636,800	2,706,325
4.50%, 08/15/2039	36,400	36,275
4.38%, 05/15/2040	72,800	71,176
5.00%, 05/15/2045	13,368,500	13,735,090
4.63%, 02/15/2055	1,275,500	1,242,018
		17,790,884
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco V.I. Equity and Income Fund

Principal Amount		Value
U.S. Treasury Notes–5.97%
4.63%, 02/28/2026	$55,000	$55,157
3.75%, 06/30/2027	28,457,600	28,476,497
3.88%, 06/15/2028	20,898,500	21,010,340
3.88%, 06/30/2030	7,432,000	7,460,741
4.25%, 02/28/2031	28,000	28,547
4.00%, 06/30/2032	20,322,100	20,339,564
4.25%, 05/15/2035	5,078,900	5,087,232
		82,458,078
Total U.S. Treasury Securities (Cost $100,339,774)		100,282,782

Asset-Backed Securities–1.00%
AGL CLO 29 Ltd., Series 2024-29A, Class A1, 5.84% (3 mo. Term SOFR + 1.57%), 04/21/2037(d)(i)	533,000	534,610
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	63,218	34,750
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(d)	235,000	225,423
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(m)	12,981	12,626
Series 2020-3, Class A1, 1.69%, 04/25/2065(d)(m)	57,830	54,622
Series 2021-3, Class A1, 1.07%, 05/25/2066(d)(m)	39,972	34,111
Series 2021-7, Class A1, 1.98%, 10/25/2066(d)(m)	102,468	88,479
Series 2022-1, Class A1, 2.88%, 12/25/2066(d)	186,216	172,942
Series 2023-6, Class A1, 6.50%, 12/25/2067(d)	69,051	69,583
Series 2024-2, Class A1, 5.99%, 01/25/2069(d)	259,677	261,025
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(d)	415,000	410,879
Series 2023-1A, Class A, 5.25%, 04/20/2029(d)	100,000	102,059
Series 2023-4A, Class A, 5.49%, 06/20/2029(d)	291,000	299,185
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	15,049	13,038
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(m)	3,782	3,308
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 5.75%, 06/25/2034(m)	10,114	9,705
Bank, Series 2019-BNK16, Class XA, IO, 1.09%, 02/15/2052(n)	1,417,818	37,218
Principal Amount		Value

Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(d)(m)	$165,025	$140,190
Series 2021-4, Class A4, 2.50%, 10/25/2051(d)(m)	165,025	134,528
Series 2021-4, Class A8, 2.50%, 10/25/2051(d)(m)	145,367	129,842
Series 2021-5, Class A1, 3.00%, 11/25/2051(d)(m)	171,789	146,451
Series 2021-5, Class A2, 2.50%, 11/25/2051(d)(m)	209,618	171,149
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(i)	65,487	62,113
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(i)	23,444	22,363
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.67%, 01/15/2051(n)	1,381,311	14,949
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(m)	20,008	19,421
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.28% (1 mo. Term SOFR + 0.96%), 11/15/2038(d)(i)	94,303	94,304
Series 2021-VOLT, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 09/15/2036(d)(i)	203,454	202,882
Series 2021-VOLT, Class B, 5.38% (1 mo. Term SOFR + 1.06%), 09/15/2036(d)(i)	184,077	183,405
BX Trust,
Series 2022-LBA6, Class A, 5.31% (1 mo. Term SOFR + 1.00%), 01/15/2039(d)(i)	185,000	184,997
Series 2022-LBA6, Class B, 5.61% (1 mo. Term SOFR + 1.30%), 01/15/2039(d)(i)	110,000	109,951
Series 2022-LBA6, Class C, 5.91% (1 mo. Term SOFR + 1.60%), 01/15/2039(d)(i)	100,000	100,003
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 1.03%, 11/13/2050(n)	656,390	9,718
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(d)(m)	2,974	2,840
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.92%, 01/25/2036(m)	28,442	26,523
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.12%, 10/12/2050(n)	1,763,488	33,002
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(i)	52,647	50,547
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(d)(m)	165,403	135,002
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco V.I. Equity and Income Fund

Principal Amount		Value

COLT Mortgage Loan Trust,
Series 2022-1, Class A1, 2.28%, 12/27/2066(d)(m)	$103,728	$93,586
Series 2022-2, Class A1, 2.99%, 02/25/2067(d)	108,299	103,037
Series 2022-3, Class A1, 3.90%, 02/25/2067(d)(m)	180,923	177,063
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	21,325	12,808
Series 2006-6, Class A3, 6.00%, 04/25/2036	16,140	7,830
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(d)(m)	23,473	21,338
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(d)(m)	34,265	30,755
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(d)(m)	118,785	114,826
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(d)(m)	100,000	91,517
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(d)(m)	186,017	185,473
Cross Mortgage Trust, Series 2024-H2, Class A1, 6.09%, 04/25/2069(d)	120,556	121,486
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	514,268
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	78,782	36,355
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(d)	180,000	180,764
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(d)(m)	1,960	1,945
Series 2021-1, Class A1, 0.80%, 02/25/2066(d)(m)	24,582	21,109
Series 2022-1, Class A1, 2.21%, 01/25/2067(d)(m)	100,428	87,227
Series 2022-3, Class A1, 5.00%, 08/25/2067(d)	185,162	184,576
Empower CLO Ltd., Series 2024-1A, Class A1, 5.88% (3 mo. Term SOFR + 1.60%), 04/25/2037(d)(i)	250,000	250,815
Extended Stay America Trust, Series 2021-ESH, Class B, 5.81% (1 mo. Term SOFR + 1.49%), 07/15/2038(d)(i)	90,061	90,154
First Horizon Alternative Mortgage Securities Trust, Series 2005- FA8, Class 1A6, 5.08% (1 mo. Term SOFR + 0.76%), 11/25/2035(i)	33,363	13,235
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(d)(m)	246,235	220,397
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(d)(m)	63,802	57,278
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(d)	266,934	271,308
Principal Amount		Value

GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	$225,000	$203,035
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(d)(m)	134,935	120,344
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.02%, 07/25/2035(m)	1,440	1,358
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(d)	113,000	108,722
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(d)	6,541	6,546
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(m)	10,921	11,093
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(d)(m)	181,657	156,815
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(d)(m)	175,266	176,465
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(m)	270,000	249,588
Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	101,518
Series 2015-C27, Class XA, IO, 0.87%, 02/15/2048(n)	267,700	6
Life Mortgage Trust, Series 2021- BMR, Class C, 5.53% (1 mo. Term SOFR + 1.21%), 03/15/2038(d)(i)	11,214	11,155
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 5.68% (3 mo. Term SOFR + 1.41%), 04/19/2033(d)(i)	561,126	562,632
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 5.55% (3 mo. Term SOFR + 1.29%), 10/15/2032(d)(i)	249,774	250,080
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 6.83%, 04/21/2034(m)	5,882	5,870
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(d)(m)	102,971	91,449
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(d)(m)	103,240	92,214
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(d)(m)	118,067	105,858
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 07/15/2038(d)(i)	105,000	105,023
Series 2021-STOR, Class B, 5.33% (1 mo. Term SOFR + 1.01%), 07/15/2038(d)(i)	105,000	105,027
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(n)	604,644	10,514
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco V.I. Equity and Income Fund

Principal Amount		Value

Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(d)(m)	$98,394	$87,168
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 5.58% (3 mo. Term SOFR + 1.32%), 04/16/2033(d)(i)	233,995	234,278
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(d)(m)	122,412	115,475
OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(d)(m)	157,366	133,715
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(d)(m)	129,454	116,059
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(d)	110,000	99,007
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(d)	257,136	256,621
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(d)(m)	117,009	105,028
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(d)	224,070	227,594
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(d)	97,289	91,600
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(d)	199,584	199,441
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	2,653	2,100
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(d)(m)	3,724	3,689
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(d)	110,546	108,404
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(d)(m)	231,094	214,116
Series 2022-1, Class A2, 3.58%, 03/27/2062(d)(m)	101,847	92,430
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(d)	96,250	88,017
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(d)	96,250	81,946
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(d)(m)	58,988	55,294
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(m)	4,720	4,514
Series 2021-6, Class A1, 1.92%, 11/25/2066(d)(m)	179,989	159,714
Series 2022-1, Class A1, 2.45%, 12/25/2066(d)(m)	131,726	119,529
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(d)	126,666	118,293
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(d)	221,597	207,823
Principal Amount		Value

UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.28%, 11/15/2050(n)	$1,009,573	$17,123
Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(d)	19,862	19,503
Series 2020-1, Class A2, 3.64%, 01/25/2060(d)	27,829	27,351
Series 2021-1, Class A1B, 0.82%, 01/25/2066(d)(m)	29,643	26,476
Series 2021-7, Class A1, 1.83%, 10/25/2066(d)	151,093	136,024
Series 2021-R1, Class A1, 0.82%, 10/25/2063(d)(m)	27,496	26,585
Series 2022-1, Class A1, 2.72%, 01/25/2067(d)	105,182	98,522
Series 2022-3, Class A1, 4.13%, 02/25/2067(d)	138,971	133,108
Series 2022-7, Class A1, 5.15%, 07/25/2067(d)	71,684	72,212
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(d)	85,117	85,144
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	21,595	20,722
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.50%, 10/25/2033(m)	16,294	15,751
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(m)	21,327	20,178
Series 2005-AR16, Class 1A1, 4.69%, 12/25/2035(m)	20,458	18,872
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.98%, 12/15/2050(n)	935,501	15,863
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	421,000	426,677
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	21,814	21,249
Total Asset-Backed Securities (Cost $14,774,640)		13,805,420
Shares
Preferred Stocks–0.54%
Asset Management & Custody Banks–0.18%
AMG Capital Trust II, 5.15%, Conv. Pfd.	44,432	2,555,951
Diversified Financial Services–0.02%
Apollo Global Management, Inc., 7.63%, Pfd.(f)	11,550	300,646
Oil & Gas Storage & Transportation–0.34%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,661,306
Total Preferred Stocks (Cost $5,976,676)		7,517,903
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco V.I. Equity and Income Fund

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.15%
Collateralized Mortgage Obligations–0.03%
Fannie Mae Interest STRIPS,
IO, 6.50%, 02/25/2032 to 02/25/2033(n)(o)	$53,810	$6,493
7.00%, 04/25/2032(o)	1,908	271
6.00%, 06/25/2033 to 09/25/2035(n)(o)	47,464	6,870
5.50%, 09/25/2033 to 06/25/2035(o)	96,363	12,880
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(o)	14,159	262
2.68% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(i)(o)	10,453	569
3.48% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(i)(o)	19,714	1,729
3.53% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(i)(o)	4,418	394
3.68% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(i)(o)	5,354	560
3.58% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(i)(o)	62,042	6,638
3.68% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(i)(o)	4,232	252
3.83% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(i)(o)	28,933	4,230
3.13% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(i)(o)	3,986	454
1.63% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(i)(o)	15,984	929
2.33% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(i)(o)	1,722	90
2.18% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(i)(o)	101,275	6,242
2.28% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(i)(o)	39,090	3,288
3.50%, 08/25/2035(o)	135,344	14,022
1.68% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(i)(o)	12,872	1,188
2.12% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(i)(o)	22,628	1,809
4.00%, 04/25/2041 to 08/25/2047(o)	59,855	7,697
2.13% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(i)(o)	24,861	2,041
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
1.73% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(i)(o)	$99,332	$11,581
5.50%, 07/25/2046(o)	38,166	5,069
1.48% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(i)(o)	270,083	27,400
6.00%, 11/25/2028	5,186	5,262
5.50%, 04/25/2035	57,400	59,159
4.67% (30 Day Average SOFR + 0.36%), 08/25/2035(i)	5,267	5,220
8.36% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(i)	15,512	18,372
7.99% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(i)	1,459	1,705
7.99% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(i)	7,661	8,570
5.36% (30 Day Average SOFR + 1.05%), 06/25/2037(i)	7,946	8,012
4.00%, 03/25/2041	5,088	4,874
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.79%, 02/25/2026(n)	1,679,722	3,315
Series K735, Class X1, IO, 1.10%, 05/25/2026(n)	1,926,759	11,185
Series K093, Class X1, IO, 1.08%, 05/25/2029(n)	1,519,627	46,302
Freddie Mac REMICs,
IO, 3.23% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(i)(o)	6,461	212
3.00%, 06/15/2027 to 12/15/2027(o)	47,434	918
2.50%, 05/15/2028(o)	13,736	305
2.28% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(i)(o)	81,407	5,047
2.33% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(i)(o)	4,269	257
2.30% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(i)(o)	23,087	1,426
2.58% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(i)(o)	5,252	557
1.58% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(i)(o)	3,164	279
1.65% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(i)(o)	17,939	1,521
1.83% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(i)(o)	7,757	700
1.68% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(i)(o)	36,604	3,652
4.00%, 03/15/2045(o)	995	1
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
6.50%, 03/15/2032 to 06/15/2032	$25,261	$26,350
3.50%, 05/15/2032	5,327	5,226
8.55% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(i)	3,013	3,371
4.82% (30 Day Average SOFR + 0.51%), 09/15/2035(i)	15,298	15,180
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(o)	3,444	138
3.00%, 12/15/2027(o)	17,393	395
3.15%, 12/15/2027(n)	5,098	135
6.50%, 02/01/2028(o)	1,244	70
6.00%, 12/15/2032(o)	7,504	839
PO, 0.00%, 06/01/2026(e)	353	345
		361,858
Federal Home Loan Mortgage Corp. (FHLMC)–0.09%
6.50%, 07/01/2028 to 04/01/2034	4,506	4,664
6.75%, 03/15/2031	682,000	780,692
7.00%, 10/01/2031 to 10/01/2037	14,305	15,106
5.00%, 12/01/2034	273	273
5.50%, 02/01/2037 to 06/01/2053	385,755	389,772
		1,190,507
Federal National Mortgage Association (FNMA)–0.03%
7.50%, 01/01/2033	8,116	8,334
6.00%, 03/01/2037	24,973	26,192
4.00%, 05/01/2052	482,323	452,518
		487,044
Government National Mortgage Association (GNMA)–0.00%
IO, 2.12% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(i)(o)	69,101	3,893
2.22% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(i)(o)	28,725	1,919
4.50%, 09/16/2047(o)	105,698	14,764
1.77% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(i)(o)	99,275	12,639
		33,215
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,699,806)		2,072,624
Principal Amount		Value

Agency Credit Risk Transfer Notes–0.01%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 6.61% (30 Day Average SOFR + 2.30%), 01/25/2043(d)(i)	$56,051	$57,234
Freddie Mac,
Series 2022-DNA6, Class M1, STACR®, 6.46% (30 Day Average SOFR + 2.15%), 09/25/2042(d)(i)	31,906	32,154
Series 2023-DNA1, Class M1, STACR®, 6.41% (30 Day Average SOFR + 2.10%), 03/25/2043(d)(i)	42,135	42,774
Total Agency Credit Risk Transfer Notes (Cost $130,092)		132,162
Shares
Money Market Funds–4.89%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(p)(q)	23,660,900	23,660,900
Invesco Treasury Portfolio, Institutional Class, 4.23%(p)(q)	43,942,260	43,942,260
Total Money Market Funds (Cost $67,603,160)		67,603,160
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.48% (Cost $1,106,687,437)		1,374,736,789
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.42%
Invesco Private Government Fund, 4.34%(p)(q)(r)	5,467,576	5,467,576
Invesco Private Prime Fund, 4.49%(p)(q)(r)	14,153,313	14,157,559
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,623,824)		19,625,135
TOTAL INVESTMENTS IN SECURITIES–100.90% (Cost $1,126,311,261)		1,394,361,924
OTHER ASSETS LESS LIABILITIES—(0.90)%		(12,439,413)
NET ASSETS–100.00%		$1,381,922,511
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco V.I. Equity and Income Fund

Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2025 was $92,251,041, which represented 6.68% of the Fund’s Net Assets.

(e)	Zero coupon bond issued at a discount.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2025.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2025.

(n)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30,
2025.

(o)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,398,474	$67,030,096	$(65,767,670)	$-	$-	$23,660,900	$426,041
Invesco Treasury Portfolio, Institutional Class	41,597,754	124,484,465	(122,139,959)	-	-	43,942,260	785,824
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,850,356	150,822,276	(150,205,056)	-	-	5,467,576	227,466*
Invesco Private Prime Fund	20,683,684	298,711,599	(305,237,186)	1,311	(1,849)	14,157,559	619,898*
Total	$89,530,268	$641,048,436	$(643,349,871)	$1,311	$(1,849)	$87,228,295	$2,059,229

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	7	September-2025	$(763,000)	$(8,433)	$(8,433)
U.S. Treasury Ultra Bonds	4	September-2025	(476,500)	(21,756)	(21,756)
Total Futures Contracts				$(30,189)	$(30,189)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/09/2025	State Street Bank & Trust Co.	CAD	628,582	USD	463,327	$1,563
07/09/2025	State Street Bank & Trust Co.	USD	424,790	CAD	582,406	3,052
07/09/2025	State Street Bank & Trust Co.	USD	1,170,896	EUR	1,018,798	29,749
07/09/2025	State Street Bank & Trust Co.	USD	379,143	GBP	277,377	1,611
Subtotal—Appreciation						35,975
Currency Risk
07/09/2025	Bank of New York Mellon (The)	CAD	7,018,950	USD	5,131,041	(25,160)
07/09/2025	Bank of New York Mellon (The)	EUR	8,102,511	USD	9,292,397	(256,352)
07/09/2025	State Street Bank & Trust Co.	CAD	644,681	USD	471,647	(1,945)
07/09/2025	State Street Bank & Trust Co.	EUR	535,607	USD	612,982	(18,226)
07/09/2025	State Street Bank & Trust Co.	GBP	6,593,494	USD	8,932,152	(118,688)
Subtotal—Depreciation						(420,371)
Total Forward Foreign Currency Contracts						$(384,396)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco V.I. Equity and Income Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $1,039,084,277)*	$1,307,133,629
Investments in affiliated money market funds, at value (Cost $87,226,984)	87,228,295
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	35,975
Cash	1,035,078
Foreign currencies, at value (Cost $180,389)	183,385
Receivable for:
Investments sold	61,729,298
Fund shares sold	773,484
Dividends	1,177,942
Interest	2,923,947
Investment for trustee deferred compensation and retirement plans	224,552
Other assets	522
Total assets	1,462,446,107
Liabilities:
Other investments:
Variation margin payable — futures contracts	6,286
Unrealized depreciation on forward foreign currency contracts outstanding	420,371
Payable for:
Investments purchased	58,380,179
Fund shares reacquired	1,101,616
Collateral upon return of securities loaned	19,623,824
Accrued fees to affiliates	745,254
Accrued other operating expenses	12,955
Trustee deferred compensation and retirement plans	233,111
Total liabilities	80,523,596
Net assets applicable to shares outstanding	$1,381,922,511
Net assets consist of:
Shares of beneficial interest	$979,080,468
Distributable earnings	402,842,043
$1,381,922,511
Net Assets:
Series I	$171,546,584
Series II	$1,210,375,927
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	9,345,572
Series II	66,542,101
Series I:
Net asset value per share	$18.36
Series II:
Net asset value per share	$18.19

*	At June 30, 2025, security with a value of $19,224,381 was on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Interest	$8,164,023
Dividends (net of foreign withholding taxes of $36,307)	8,663,080
Dividends from affiliated money market funds (includes net securities lending income of $21,470)	1,233,335
Total investment income	18,060,438
Expenses:
Advisory fees	2,513,033
Administrative services fees	1,103,186
Custodian fees	9,895
Distribution fees - Series II	1,452,501
Transfer agent fees	34,902
Trustees’ and officers’ fees and benefits	14,508
Reports to shareholders	4,568
Professional services fees	27,730
Other	(15,505)
Total expenses	5,144,818
Less: Fees waived	(32,976)
Net expenses	5,111,842
Net investment income	12,948,596
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	39,510,235
Affiliated investment securities	(1,849)
Foreign currencies	20,826
Forward foreign currency contracts	(1,445,307)
Futures contracts	(5,405)
38,078,500
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	12,250,580
Affiliated investment securities	1,311
Foreign currencies	3,533
Forward foreign currency contracts	(811,717)
Futures contracts	(34,360)
11,409,347
Net realized and unrealized gain	49,487,847
Net increase in net assets resulting from operations	$62,436,443
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco V.I. Equity and Income Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$12,948,596	$25,359,006
Net realized gain	38,078,500	80,585,895
Change in net unrealized appreciation	11,409,347	40,113,370
Net increase in net assets resulting from operations	62,436,443	146,058,271
Distributions to shareholders from distributable earnings:
Series I	—	(9,726,966)
Series II	—	(65,305,957)
Total distributions from distributable earnings	—	(75,032,923)
Share transactions–net:
Series I	(9,253,921)	97,561,376
Series II	(38,220,045)	39,373,206
Net increase (decrease) in net assets resulting from share transactions	(47,473,966)	136,934,582
Net increase in net assets	14,962,477	207,959,930
Net assets:
Beginning of period	1,366,960,034	1,159,000,104
End of period	$1,381,922,511	$1,366,960,034
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco V.I. Equity and Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$17.46	$0.19	$0.71	$0.90	$—	$—	$—	$18.36	5.16%	$171,547	0.56%(d)	0.56%(d)	2.16%(d)	59%
Year ended 12/31/24	16.48	0.38	1.62	2.00	(0.32)	(0.70)	(1.02)	17.46	12.12	172,407	0.57	0.57	2.15	131
Year ended 12/31/23	16.14	0.35	1.22	1.57	(0.34)	(0.89)	(1.23)	16.48	10.56	69,223	0.56	0.56	2.16	148
Year ended 12/31/22	20.69	0.33	(1.94)	(1.61)	(0.34)	(2.60)	(2.94)	16.14	(7.51)	71,423	0.56	0.56	1.77	146
Year ended 12/31/21	17.93	0.25	3.09	3.34	(0.38)	(0.20)	(0.58)	20.69	18.65	79,349	0.55	0.55	1.24	144
Year ended 12/31/20	17.52	0.30	1.30	1.60	(0.42)	(0.77)	(1.19)	17.93	9.95	43,099	0.56	0.57	1.84	96
Series II
Six months ended 06/30/25	17.33	0.17	0.69	0.86	—	—	—	18.19	4.96	1,210,376	0.81 (d)	0.81 (d)	1.91 (d)	59
Year ended 12/31/24	16.36	0.33	1.63	1.96	(0.29)	(0.70)	(0.99)	17.33	11.91	1,194,554	0.82	0.82	1.90	131
Year ended 12/31/23	16.03	0.31	1.20	1.51	(0.29)	(0.89)	(1.18)	16.36	10.24	1,089,778	0.81	0.81	1.91	148
Year ended 12/31/22	20.55	0.28	(1.92)	(1.64)	(0.28)	(2.60)	(2.88)	16.03	(7.71)	1,026,339	0.81	0.81	1.52	146
Year ended 12/31/21	17.82	0.20	3.07	3.27	(0.34)	(0.20)	(0.54)	20.55	18.35	1,283,805	0.80	0.80	0.99	144
Year ended 12/31/20	17.42	0.26	1.28	1.54	(0.37)	(0.77)	(1.14)	17.82	9.65	1,224,382	0.81	0.82	1.59	96

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2024, the portfolio turnover calculation excludes the value of securities purchased of $162,992,332 and sold of $58,503,043 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Conservative Balanced Fund into the Fund.

(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco V.I. Equity and Income Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Equity and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objectives are both capital appreciation and current income.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
27
Invesco V.I. Equity and Income Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
28
Invesco V.I. Equity and Income Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $1,204 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
P.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
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Invesco V.I. Equity and Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $150 million	0.500%
Next $100 million	0.450%
Next $100 million	0.400%
Over $350 million	0.350%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.38%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $32,976.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $106,177 for accounting and fund administrative services and was reimbursed $997,009 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2025, the Fund incurred $28,165 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco V.I. Equity and Income Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$827,829,879	$23,201,381	$—	$851,031,260
U.S. Dollar Denominated Bonds & Notes	—	331,832,360	459,118	332,291,478
U.S. Treasury Securities	—	100,282,782	—	100,282,782
Asset-Backed Securities	—	13,805,420	—	13,805,420
Preferred Stocks	4,961,952	2,555,951	—	7,517,903
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	2,072,624	—	2,072,624
Agency Credit Risk Transfer Notes	—	132,162	—	132,162
Money Market Funds	67,603,160	19,625,135	—	87,228,295
Total Investments in Securities	900,394,991	493,507,815	459,118	1,394,361,924
Other Investments - Assets*
Forward Foreign Currency Contracts	—	35,975	—	35,975
Other Investments - Liabilities*
Futures Contracts	(30,189)	—	—	(30,189)
Forward Foreign Currency Contracts	—	(420,371)	—	(420,371)
	(30,189)	(420,371)	—	(450,560)
Total Other Investments	(30,189)	(384,396)	—	(414,585)
Total Investments	$900,364,802	$493,123,419	$459,118	$1,393,947,339

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2025:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$35,975
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$35,975

Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(30,189)	$(30,189)
Unrealized depreciation on forward foreign currency contracts outstanding	(420,371)	—	(420,371)
Total Derivative Liabilities	(420,371)	(30,189)	(450,560)
Derivatives not subject to master netting agreements	—	30,189	30,189
Total Derivative Liabilities subject to master netting agreements	$(420,371)	$—	$(420,371)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$−	$(281,512)	$(281,512)	$—	$—	$(281,512)
State Street Bank & Trust Co.	35,975	(138,859)	(102,884)	—	—	(102,884)
Total	$35,975	$(420,371)	$(384,396)	$—	$—	$(384,396)
31
Invesco V.I. Equity and Income Fund

Effect of Derivative Investments for the six months ended June 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(1,445,307)	$-	$(1,445,307)
Futures contracts	-	(5,405)	(5,405)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(811,717)	-	(811,717)
Futures contracts	-	(34,360)	(34,360)
Total	$(2,257,024)	$(39,765)	$(2,296,789)
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$65,220,970	$931,535

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $201,671,554 and $235,997,682, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$287,174,195
Aggregate unrealized (depreciation) of investments	(33,072,542)
Net unrealized appreciation of investments	$254,101,653
Cost of investments for tax purposes is $1,139,845,686.
32
Invesco V.I. Equity and Income Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	384,226	$6,816,331	347,231	$6,119,880
Series II	5,306,254	93,064,882	4,338,454	75,427,297
Issued as reinvestment of dividends:
Series I	-	-	555,192	9,726,966
Series II	-	-	3,755,374	65,305,957
Issued in connection with acquisitions:(b)
Series I	-	-	6,222,261	107,096,401
Series II	-	-	5,012,878	85,597,463
Reacquired:
Series I	(911,549)	(16,070,252)	(1,452,950)	(25,381,871)
Series II	(7,710,023)	(131,284,927)	(10,774,230)	(186,957,511)
Net increase (decrease) in share activity	(2,931,092)	$(47,473,966)	8,004,210	$136,934,582

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)
After the close of business on April 26, 2024, the Fund acquired all the net assets of Invesco V.I. Conservative Balanced Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on September 20, 2023 and by the shareholders of the Target Fund on January 18,
2024.The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 11,235,138 shares of the Fund for 12,654,705 shares outstanding of the Target Fund as of the close of business on April 26, 2024.
Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 26, 2024. The Target Fund’s net assets as of the close of business on April 26, 2024 of $192,693,864, including
$24,397,837 of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were$1,162,768,272 and $1,355,462,136 immediately after the acquisition.

The pro forma results of operations for the year ended December 31, 2024 assuming the reorganization had been completed on January 1, 2024, the beginning of the annual reporting period are as follows:

Net investment income	$26,819,083
Net realized/unrealized gains	123,920,038
Change in net assets resulting from operations	$150,739,121
   As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since April 27, 2024.
33
Invesco V.I. Equity and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Equity and Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC(collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index).  The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed
34
Invesco V.I. Equity and Income Fund

more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The
Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities
35
Invesco V.I. Equity and Income Fund

lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
36
Invesco V.I. Equity and Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
37
Invesco V.I. Equity and Income Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. EQV International Equity Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIIGR-NCSRS

Schedule of Investments
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.28%
Australia–2.12%
Aristocrat Leisure Ltd.	363,798	$15,586,841
Brambles Ltd.	621,057	9,591,478
		25,178,319
Belgium–0.72%
Anheuser-Busch InBev S.A./N.V.	123,966	8,528,910
Brazil–2.02%
MercadoLibre, Inc.(a)	3,734	9,759,294
TOTVS S.A.	1,832,300	14,235,222
		23,994,516
Canada–7.03%
Alimentation Couche-Tard, Inc.	164,062	8,155,210
Canadian Pacific Kansas City Ltd.	222,578	17,682,018
Celestica, Inc.(a)	39,073	6,104,771
CGI, Inc., Class A	154,147	16,188,406
RB Global, Inc.	236,361	25,110,590
Royal Bank of Canada	77,469	10,209,922
		83,450,917
China–4.52%
Airtac International Group	497,000	14,797,216
Meituan, B Shares(a)(b)	417,000	6,707,877
Shenzhen Inovance Technology Co. Ltd., A Shares	1,506,000	13,578,193
Trip.com Group Ltd.	197,200	11,548,916
Wuliangye Yibin Co. Ltd., A Shares	421,841	7,003,178
		53,635,380
Denmark–1.25%
Novo Nordisk A/S, Class B	214,684	14,876,315
France–10.51%
Air Liquide S.A.	88,859	18,322,820
Arkema S.A.	71,705	5,294,953
BNP Paribas S.A.	64,138	5,753,288
Capgemini SE	35,173	6,022,899
Edenred SE	257,131	7,986,621
Legrand S.A.	126,062	16,895,909
LVMH Moet Hennessy Louis Vuitton SE	21,635	11,323,329
Publicis Groupe S.A.	134,596	15,201,919
Schneider Electric SE	69,527	18,666,952
STMicroelectronics N.V.	210,294	6,448,033
TotalEnergies SE	209,451	12,802,206
		124,718,929
Germany–4.39%
Allianz SE	43,392	17,609,923
Deutsche Boerse AG	43,369	14,168,200
Deutsche Telekom AG	371,206	13,587,475
Heidelberg Materials AG	28,691	6,756,637
		52,122,235
Hong Kong–3.10%
AIA Group Ltd.	1,768,400	16,018,944
Shares		Value
Hong Kong–(continued)
Techtronic Industries Co. Ltd.	1,875,500	$20,694,211
		36,713,155
India–4.43%
HDFC Bank Ltd., ADR	345,824	26,514,326
Reliance Industries Ltd.	1,026,155	17,961,011
SBI Life Insurance Co. Ltd.(b)	377,769	8,098,068
		52,573,405
Ireland–1.41%
Kingspan Group PLC	195,819	16,685,614
Israel–0.75%
Teva Pharmaceutical Industries Ltd., ADR(a)	526,969	8,832,000
Italy–1.95%
FinecoBank Banca Fineco S.p.A.	1,044,705	23,175,265
Japan–12.35%
Asahi Group Holdings Ltd.	1,020,800	13,645,173
FANUC Corp.	230,300	6,252,017
Hoya Corp.	141,300	16,781,083
Keyence Corp.	57,000	22,790,197
M3, Inc.	630,500	8,660,990
Recruit Holdings Co. Ltd.	199,400	11,726,035
Shimano, Inc.	107,900	15,643,389
SMC Corp.	27,400	9,819,121
Sony Group Corp.	858,900	22,331,662
Tokyo Electron Ltd.	98,400	18,844,520
		146,494,187
Mexico–1.19%
Wal-Mart de Mexico S.A.B. de C.V., Series V	4,271,836	14,148,771
Netherlands–4.26%
ASM International N.V.	17,247	11,063,568
ASML Holding N.V.	16,329	13,085,031
Heineken N.V.	131,049	11,433,085
Wolters Kluwer N.V.	89,753	15,010,129
		50,591,813
Singapore–1.24%
United Overseas Bank Ltd.	520,566	14,733,945
South Korea–1.93%
KB Financial Group, Inc.	183,872	15,109,916
Samsung Electronics Co. Ltd.	175,070	7,741,876
		22,851,792
Spain–0.58%
Bankinter S.A.(c)	526,904	6,878,454
Sweden–4.08%
Investor AB, Class B(c)	1,280,082	37,933,158
Svenska Handelsbanken AB, Class A	781,737	10,465,333
		48,398,491
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. EQV International Equity Fund

Shares		Value
Switzerland–3.09%
Cie Financiere Richemont S.A.	80,445	$15,222,829
Nestle S.A.	112,278	11,163,391
Roche Holding AG	31,294	10,214,977
		36,601,197
Taiwan–4.87%
MediaTek, Inc.	328,000	14,054,360
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	192,932	43,697,169
		57,751,529
Thailand–0.79%
Bangkok Dusit Medical Services PCL, Foreign Shares	14,550,200	9,311,325
United Kingdom–11.80%
Ashtead Group PLC	146,666	9,405,103
AstraZeneca PLC	75,103	10,452,020
BAE Systems PLC	805,489	20,904,742
Barclays PLC	3,582,763	16,555,108
Flutter Entertainment PLC(a)	41,777	11,938,195
Haleon PLC	3,449,712	17,730,229
London Stock Exchange Group PLC	89,208	13,046,414
RELX PLC	479,097	25,965,940
Shell PLC	401,865	14,020,876
		140,018,627
United States–4.90%
Broadcom, Inc.	56,249	15,505,037
CRH PLC	131,688	12,088,958
Shares		Value
United States–(continued)
ICON PLC(a)	102,346	$14,886,226
Linde PLC(c)	33,419	15,679,526
		58,159,747
Total Common Stocks & Other Equity Interests (Cost $759,768,799)		1,130,424,838
Money Market Funds–4.69%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	19,672,657	19,672,657
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	36,031,103	36,031,103
Total Money Market Funds (Cost $55,703,760)		55,703,760
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.97% (Cost $815,472,559)		1,186,128,598
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.44%
Invesco Private Government Fund, 4.34%(d)(e)(f)	4,740,243	4,740,243
Invesco Private Prime Fund, 4.49%(d)(e)(f)	12,296,153	12,299,842
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,038,872)		17,040,085
TOTAL INVESTMENTS IN SECURITIES—101.41% (Cost $832,511,431)		1,203,168,683
OTHER ASSETS LESS LIABILITIES–(1.41)%		(16,724,162)
NET ASSETS–100.00%		$1,186,444,521
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2025 was $14,805,945, which represented 1.25% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,191,752	$79,780,818	$(65,299,913)	$-	$-	$19,672,657	$191,395
Invesco Treasury Portfolio, Institutional Class	9,137,992	148,164,378	(121,271,267)	-	-	36,031,103	342,466
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	87,443,251	(82,703,008)	-	-	4,740,243	124,752*
Invesco Private Prime Fund	-	179,885,874	(167,587,069)	1,213	(176)	12,299,842	348,611*
Total	$14,329,744	$495,274,321	$(436,861,257)	$1,213	$(176)	$72,743,845	$1,007,224

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. EQV International Equity Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $759,768,799)*	$1,130,424,838
Investments in affiliated money market funds, at value (Cost $72,742,632)	72,743,845
Foreign currencies, at value (Cost $2,085,502)	2,102,418
Receivable for:
Investments sold	3,335,413
Fund shares sold	223,592
Dividends	2,825,334
Investment for trustee deferred compensation and retirement plans	219,087
Other assets	446
Total assets	1,211,874,973
Liabilities:
Payable for:
Investments purchased	5,704,935
Fund shares reacquired	888,178
Accrued foreign taxes	861,907
Collateral upon return of securities loaned	17,038,872
Accrued fees to affiliates	681,869
Accrued other operating expenses	25,780
Trustee deferred compensation and retirement plans	228,911
Total liabilities	25,430,452
Net assets applicable to shares outstanding	$1,186,444,521
Net assets consist of:
Shares of beneficial interest	$702,699,230
Distributable earnings	483,745,291
$1,186,444,521
Net Assets:
Series I	$484,750,842
Series II	$701,693,679
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	12,959,062
Series II	19,138,516
Series I:
Net asset value per share	$37.41
Series II:
Net asset value per share	$36.66

*	At June 30, 2025, securities with an aggregate value of $15,333,606 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $1,561,875)	$12,965,339
Dividends from affiliated money market funds (includes net securities lending income of $85,931)	619,792
Total investment income	13,585,131
Expenses:
Advisory fees	4,074,851
Administrative services fees	947,907
Custodian fees	40,804
Distribution fees - Series II	846,734
Transfer agent fees	29,079
Trustees’ and officers’ fees and benefits	13,644
Reports to shareholders	4,658
Professional services fees	24,677
Other	8,535
Total expenses	5,990,889
Less: Fees waived	(14,050)
Net expenses	5,976,839
Net investment income	7,608,292
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $186,820)	59,551,273
Affiliated investment securities	(176)
Foreign currencies	(3,989)
59,547,108
Change in net unrealized appreciation of:
Unaffiliated investment securities (net of foreign taxes of $723,313)	57,485,974
Affiliated investment securities	1,213
Foreign currencies	273,300
57,760,487
Net realized and unrealized gain	117,307,595
Net increase in net assets resulting from operations	$124,915,887
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. EQV International Equity Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$7,608,292	$9,319,704
Net realized gain	59,547,108	76,436,723
Change in net unrealized appreciation (depreciation)	57,760,487	(75,411,342)
Net increase in net assets resulting from operations	124,915,887	10,345,085
Distributions to shareholders from distributable earnings:
Series I	—	(10,853,697)
Series II	—	(14,913,687)
Total distributions from distributable earnings	—	(25,767,384)
Share transactions–net:
Series I	(31,589,919)	(62,907,729)
Series II	(43,067,763)	(68,946,579)
Net increase (decrease) in net assets resulting from share transactions	(74,657,682)	(131,854,308)
Net increase (decrease) in net assets	50,258,205	(147,276,607)
Net assets:
Beginning of period	1,136,186,316	1,283,462,923
End of period	$1,186,444,521	$1,136,186,316
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. EQV International Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$33.52	$0.26	$3.63	$3.89	$—	$—	$—	$37.41	11.61%	$484,751	0.90%(d)	0.90%(d)	1.47%(d)	22%
Year ended 12/31/24	34.09	0.32	(0.07)(e)	0.25	(0.63)	(0.19)	(0.82)	33.52	0.62	464,052	0.92	0.92	0.90	31
Year ended 12/31/23	28.94	0.36	4.87	5.23	(0.06)	(0.02)	(0.08)	34.09	18.15	532,382	0.90	0.90	1.13	34
Year ended 12/31/22	41.41	0.36	(8.39)	(8.03)	(0.60)	(3.84)	(4.44)	28.94	(18.31)	370,151	0.91	0.91	1.06	45
Year ended 12/31/21	42.52	0.27	2.22	2.49	(0.57)	(3.03)	(3.60)	41.41	5.89	475,732	0.89	0.89	0.60	34
Year ended 12/31/20	39.05	0.24	5.04	5.28	(0.92)	(0.89)	(1.81)	42.52	14.02	468,726	0.91	0.91	0.65	52
Series II
Six months ended 06/30/25	32.89	0.21	3.56	3.77	—	—	—	36.66	11.46	701,694	1.15 (d)	1.15 (d)	1.22 (d)	22
Year ended 12/31/24	33.47	0.23	(0.08)(e)	0.15	(0.54)	(0.19)	(0.73)	32.89	0.34	672,134	1.17	1.17	0.65	31
Year ended 12/31/23	28.42	0.27	4.80	5.07	—	(0.02)	(0.02)	33.47	17.86	751,081	1.15	1.15	0.88	34
Year ended 12/31/22	40.72	0.27	(8.24)	(7.97)	(0.49)	(3.84)	(4.33)	28.42	(18.50)	703,011	1.16	1.16	0.81	45
Year ended 12/31/21	41.88	0.15	2.19	2.34	(0.47)	(3.03)	(3.50)	40.72	5.61	929,768	1.14	1.14	0.35	34
Year ended 12/31/20	38.48	0.15	4.95	5.10	(0.81)	(0.89)	(1.70)	41.88	13.74	973,322	1.16	1.16	0.40	52

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. EQV International Equity Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. EQV International Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
7
Invesco V.I. EQV International Equity Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
8
Invesco V.I. EQV International Equity Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $1,510 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; lack of publicly available information; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole.
The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. In addition, export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has recently imposed tariffs on the other country’s products. Further, actions by the U.S. government, such as
9
Invesco V.I. EQV International Equity Fund

delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
The Fund’s Japanese investments may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts and natural disasters, as well as by commodity markets fluctuations related to Japan’s limited natural resource supply. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Over $250 million	0.700%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.71%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $14,050.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $88,180 for accounting and fund administrative services and was reimbursed $859,727 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2025, the Fund incurred $999 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount
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Invesco V.I. EQV International Equity Fund

rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$25,178,319	$—	$25,178,319
Belgium	—	8,528,910	—	8,528,910
Brazil	23,994,516	—	—	23,994,516
Canada	83,450,917	—	—	83,450,917
China	—	53,635,380	—	53,635,380
Denmark	—	14,876,315	—	14,876,315
France	—	124,718,929	—	124,718,929
Germany	—	52,122,235	—	52,122,235
Hong Kong	—	36,713,155	—	36,713,155
India	26,514,326	26,059,079	—	52,573,405
Ireland	—	16,685,614	—	16,685,614
Israel	8,832,000	—	—	8,832,000
Italy	—	23,175,265	—	23,175,265
Japan	—	146,494,187	—	146,494,187
Mexico	14,148,771	—	—	14,148,771
Netherlands	—	50,591,813	—	50,591,813
Singapore	—	14,733,945	—	14,733,945
South Korea	—	22,851,792	—	22,851,792
Spain	—	6,878,454	—	6,878,454
Sweden	—	48,398,491	—	48,398,491
Switzerland	—	36,601,197	—	36,601,197
Taiwan	43,697,169	14,054,360	—	57,751,529
Thailand	—	9,311,325	—	9,311,325
United Kingdom	11,938,195	128,080,432	—	140,018,627
United States	58,159,747	—	—	58,159,747
Money Market Funds	55,703,760	17,040,085	—	72,743,845
Total Investments	$326,439,401	$876,729,282	$—	$1,203,168,683
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
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Invesco V.I. EQV International Equity Fund

NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $251,805,159 and $358,104,374, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$348,549,430
Aggregate unrealized (depreciation) of investments	(17,467,969)
Net unrealized appreciation of investments	$331,081,461
Cost of investments for tax purposes is $872,087,222.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	722,883	$24,967,905	1,522,236	$53,242,413
Series II	1,535,390	53,468,628	1,405,435	48,224,302
Issued as reinvestment of dividends:
Series I	-	-	311,351	10,853,697
Series II	-	-	435,818	14,913,687
Reacquired:
Series I	(1,609,217)	(56,557,824)	(3,605,418)	(127,003,839)
Series II	(2,831,301)	(96,536,391)	(3,848,642)	(132,084,568)
Net increase (decrease) in share activity	(2,182,245)	$(74,657,682)	(3,779,220)	$(131,854,308)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco V.I. EQV International Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. EQV International Equity Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World ex-USA® Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one year period, the second quintile for the three year period, and the third quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board considered that stock selection in certain sectors and exposure to emerging markets detracted from Fund performance. The Board noted Invesco’s restructuring of its fundamental equity platform to create a unified global platform in
13
Invesco V.I. EQV International Equity Fund

an effort to drive improved Fund performance.  The Board considered that as part of such restructuring, certain members of the Fund’s portfolio management team would be changed effective June 23, 2025.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The independent Trustees reviewed and considered additional information provided by management, including with respect to management’s approach to breakpoints in the Fund’s contractual management fee schedule and the fees comprising the Fund’s total expense ratio relative to those of peers. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not
14
Invesco V.I. EQV International Equity Fund

duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco V.I. EQV International Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. EQV International Equity Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Global Core Equity Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIGCE-NCSRS

Schedule of Investments
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–94.07%
Australia–0.71%
Rio Tinto PLC	9,324	$542,695
Canada–5.63%
Canadian Pacific Kansas City Ltd.	24,927	1,980,248
Constellation Software, Inc.	627	2,299,054
		4,279,302
China–1.48%
Tencent Holdings Ltd.	17,400	1,121,179
Denmark–0.29%
Novo Nordisk A/S, Class B	3,197	221,533
France–3.74%
Hermes International S.C.A.	236	639,764
L’Oreal S.A.	1,047	448,486
LVMH Moet Hennessy Louis Vuitton SE	690	361,132
Safran S.A.	3,255	1,061,535
TotalEnergies SE	5,418	331,163
		2,842,080
Germany–1.45%
SAP SE	3,613	1,104,782
Italy–1.52%
Recordati Industria Chimica e Farmaceutica S.p.A.	18,327	1,151,944
Japan–3.08%
Hoya Corp.	9,900	1,175,745
ITOCHU Corp.	22,300	1,167,739
		2,343,484
Netherlands–2.02%
ASML Holding N.V.	885	709,183
IMCD N.V.	6,145	826,474
		1,535,657
Sweden–0.76%
Atlas Copco AB, Class A	35,869	579,858
Taiwan–2.36%
Taiwan Semiconductor Manufacturing Co. Ltd.	49,000	1,791,898
United Kingdom–6.93%
3i Group PLC	47,143	2,667,925
London Stock Exchange Group PLC	7,875	1,151,696
RELX PLC	21,280	1,149,944
Unilever PLC	4,881	297,869
		5,267,434
United States–64.10%
Alphabet, Inc., Class A	8,230	1,450,373
Amazon.com, Inc.(a)	13,342	2,927,101
American Express Co.	3,149	1,004,468
AMETEK, Inc.	7,364	1,332,590
Amphenol Corp., Class A	12,604	1,244,645
Shares		Value
United States–(continued)
Analog Devices, Inc.	3,972	$945,415
Apple, Inc.	9,846	2,020,104
Berkshire Hathaway, Inc., Class B(a)	1,569	762,173
Broadcom, Inc.	5,560	1,532,614
CME Group, Inc., Class A	4,113	1,133,625
Coca-Cola Co. (The)	10,518	744,149
Copart, Inc.(a)	6,277	308,012
Costco Wholesale Corp.(b)	429	424,684
Danaher Corp.	2,291	452,564
East West Bancorp, Inc.	6,001	605,981
EOG Resources, Inc.	9,958	1,191,076
Experian PLC	22,759	1,173,596
Ferguson Enterprises, Inc.	5,857	1,275,362
Home Depot, Inc. (The)	3,810	1,396,898
Interactive Brokers Group, Inc., Class A	5,639	312,457
JPMorgan Chase & Co.	4,628	1,341,704
Linde PLC	2,107	988,562
Marsh & McLennan Cos., Inc.	4,287	937,310
Martin Marietta Materials, Inc.	1,924	1,056,199
Mastercard, Inc., Class A	2,885	1,621,197
Meta Platforms, Inc., Class A	3,583	2,644,577
Microsoft Corp.	10,588	5,266,577
Moody’s Corp.	1,661	833,141
Motorola Solutions, Inc.	2,631	1,106,230
MSCI, Inc.	1,652	952,775
NVIDIA Corp.	16,733	2,643,647
Old Dominion Freight Line, Inc.	7,643	1,240,459
O’Reilly Automotive, Inc.(a)	12,214	1,100,848
Progressive Corp. (The)	1,436	383,211
QXO, Inc.(a)	12,108	260,806
Texas Instruments, Inc.	7,355	1,527,045
Thermo Fisher Scientific, Inc.	2,937	1,190,836
Union Pacific Corp.	2,665	613,163
Viking Holdings Ltd.(a)	14,876	792,742
		48,738,916
Total Common Stocks & Other Equity Interests (Cost $54,994,666)		71,520,762
Exchange-Traded Funds–1.76%
Japan–1.76%
iShares MSCI Japan ETF(b) (Cost $1,236,817)	17,800	1,334,466
Money Market Funds–4.23%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d)	1,127,130	1,127,130
Invesco Treasury Portfolio, Institutional Class, 4.23%(c)(d)	2,091,847	2,091,847
Total Money Market Funds (Cost $3,218,977)		3,218,977
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.06% (Cost $59,450,460)		76,074,205
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Global Core Equity Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.04%
Invesco Private Government Fund, 4.34%(c)(d)(e)	217,514	$217,514
Invesco Private Prime Fund, 4.49%(c)(d)(e)	574,079	574,251
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $791,763)		791,765
TOTAL INVESTMENTS IN SECURITIES—101.10% (Cost $60,242,223)		76,865,970
OTHER ASSETS LESS LIABILITIES–(1.10)%		(835,612)
NET ASSETS–100.00%		$76,030,358
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at June 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$887,016	$4,863,097	$(4,622,983)	$-	$-	$1,127,130	$22,252
Invesco Treasury Portfolio, Institutional Class	1,645,922	9,031,465	(8,585,540)	-	-	2,091,847	41,013
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	714,826	25,136,791	(25,634,103)	-	-	217,514	25,130*
Invesco Private Prime Fund	1,865,324	53,784,147	(55,074,925)	2	(297)	574,251	68,728*
Total	$5,113,088	$92,815,500	$(93,917,551)	$2	$(297)	$4,010,742	$157,123

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Global Core Equity Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $56,231,483)*	$72,855,228
Investments in affiliated money market funds, at value (Cost $4,010,740)	4,010,742
Cash	62
Foreign currencies, at value (Cost $56,494)	55,678
Receivable for:
Investments sold	263,657
Fund shares sold	23
Dividends	119,664
Investment for trustee deferred compensation and retirement plans	28,010
Other assets	26
Total assets	77,333,090
Liabilities:
Payable for:
Investments purchased	355,967
Fund shares reacquired	76,109
Collateral upon return of securities loaned	791,763
Accrued fees to affiliates	36,849
Accrued other operating expenses	10,858
Trustee deferred compensation and retirement plans	31,186
Total liabilities	1,302,732
Net assets applicable to shares outstanding	$76,030,358
Net assets consist of:
Shares of beneficial interest	$52,101,571
Distributable earnings	23,928,787
$76,030,358
Net Assets:
Series I	$68,362,769
Series II	$7,667,589
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,681,258
Series II	635,951
Series I:
Net asset value per share	$12.03
Series II:
Net asset value per share	$12.06

*	At June 30, 2025, securities with an aggregate value of $776,621 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $20,994)	$474,344
Dividends from affiliated money market funds (includes net securities lending income of $5,118)	68,383
Total investment income	542,727
Expenses:
Advisory fees	242,621
Administrative services fees	59,803
Custodian fees	6,930
Distribution fees - Series II	9,120
Transfer agent fees	1,762
Trustees’ and officers’ fees and benefits	9,703
Reports to shareholders	4,478
Professional services fees	21,748
Other	600
Total expenses	356,765
Less: Fees waived	(1,713)
Net expenses	355,052
Net investment income	187,675
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	2,221,937
Affiliated investment securities	(297)
Foreign currencies	(230)
2,221,410
Change in net unrealized appreciation of:
Unaffiliated investment securities	3,722,817
Affiliated investment securities	2
Foreign currencies	7,233
3,730,052
Net realized and unrealized gain	5,951,462
Net increase in net assets resulting from operations	$6,139,137
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Global Core Equity Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$187,675	$255,529
Net realized gain	2,221,410	5,047,289
Change in net unrealized appreciation	3,730,052	4,855,206
Net increase in net assets resulting from operations	6,139,137	10,158,024
Distributions to shareholders from distributable earnings:
Series I	—	(1,237,903)
Series II	—	(134,734)
Total distributions from distributable earnings	—	(1,372,637)
Share transactions–net:
Series I	(2,835,556)	3,631,148
Series II	(397,822)	(1,620,819)
Net increase (decrease) in net assets resulting from share transactions	(3,233,378)	2,010,329
Net increase in net assets	2,905,759	10,795,716
Net assets:
Beginning of period	73,124,599	62,328,883
End of period	$76,030,358	$73,124,599
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Global Core Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$11.07	$0.03	$0.93	$0.96	$—	$—	$—	$12.03	8.67%	$68,363	0.96%(d)	0.96%(d)	0.54%(d)	45%
Year ended 12/31/24	9.67	0.04	1.59	1.63	(0.12)	(0.11)	(0.23)	11.07	16.85	65,670	0.99	0.99	0.40	56
Year ended 12/31/23	8.00	0.07	1.66	1.73	(0.05)	(0.01)	(0.06)	9.67	21.73	54,320	0.97	0.98	0.83	110
Year ended 12/31/22	11.13	0.05	(2.52)	(2.47)	(0.04)	(0.62)	(0.66)	8.00	(21.88)	48,080	0.97	0.97	0.55	13
Year ended 12/31/21	11.49	0.04	1.81	1.85	(0.12)	(2.09)	(2.21)	11.13	15.97	65,044	0.96	0.96	0.31	27
Year ended 12/31/20	10.28	0.11	1.24	1.35	(0.14)	—	(0.14)	11.49	13.23	58,139	1.00	1.00	1.14	127
Series II
Six months ended 06/30/25	11.11	0.02	0.93	0.95	—	—	—	12.06	8.55	7,668	1.21 (d)	1.21 (d)	0.29 (d)	45
Year ended 12/31/24	9.69	0.02	1.60	1.62	(0.09)	(0.11)	(0.20)	11.11	16.72	7,454	1.24	1.24	0.15	56
Year ended 12/31/23	8.01	0.05	1.67	1.72	(0.03)	(0.01)	(0.04)	9.69	21.46	8,009	1.22	1.23	0.58	110
Year ended 12/31/22	11.14	0.03	(2.53)	(2.50)	(0.01)	(0.62)	(0.63)	8.01	(22.16)	7,626	1.22	1.22	0.30	13
Year ended 12/31/21	11.50	0.01	1.82	1.83	(0.10)	(2.09)	(2.19)	11.14	15.71	10,725	1.21	1.21	0.06	27
Year ended 12/31/20	10.28	0.09	1.24	1.33	(0.11)	—	(0.11)	11.50	13.03	10,625	1.25	1.25	0.89	127

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Global Core Equity Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
7
Invesco V.I. Global Core Equity Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
8
Invesco V.I. Global Core Equity Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $1 billion	0.670%
Next $500 million	0.645%
Next $1 billion	0.620%
Next $1 billion	0.595%
Next $1 billion	0.570%
Over $4.5 billion	0.545%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.67%.
9
Invesco V.I. Global Core Equity Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $1,713.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $5,505 for accounting and fund administrative services and was reimbursed $54,298 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$542,695	$—	$542,695
Canada	4,279,302	—	—	4,279,302
China	—	1,121,179	—	1,121,179
Denmark	—	221,533	—	221,533
France	—	2,842,080	—	2,842,080
Germany	—	1,104,782	—	1,104,782
Italy	—	1,151,944	—	1,151,944
Japan	1,334,466	2,343,484	—	3,677,950
Netherlands	—	1,535,657	—	1,535,657
Sweden	—	579,858	—	579,858
Taiwan	—	1,791,898	—	1,791,898
10
Invesco V.I. Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
United Kingdom	$—	$5,267,434	$—	$5,267,434
United States	47,565,320	1,173,596	—	48,738,916
Money Market Funds	3,218,977	791,765	—	4,010,742
Total Investments	$56,398,065	$20,467,905	$—	$76,865,970
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $31,478,825 and $35,049,445, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$16,395,186
Aggregate unrealized (depreciation) of investments	(765,715)
Net unrealized appreciation of investments	$15,629,471
Cost of investments for tax purposes is $61,236,499.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	132,080	$1,488,447	899,731	$9,872,485
Series II	5,687	61,963	6,095	64,487
Issued as reinvestment of dividends:
Series I	-	-	110,725	1,237,902
Series II	-	-	12,006	134,457
Reacquired:
Series I	(381,723)	(4,324,003)	(697,552)	(7,479,239)
Series II	(40,782)	(459,785)	(173,238)	(1,819,763)
Net increase (decrease) in share activity	(284,738)	$(3,233,378)	157,767	$2,010,329

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco V.I. Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the MSCI World Index (Index).  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period, in the fourth quintile for the three year period and in the third quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund
12
Invesco V.I. Global Core Equity Fund

performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses.  The Board requested and considered information from management regarding such fees, including the differentiated client base associated with variable insurance products. The independent Trustees reviewed and considered additional information provided by management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.  The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related
13
Invesco V.I. Global Core Equity Fund

responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14
Invesco V.I. Global Core Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco V.I. Global Core Equity Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Global Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIGLBL-NCSRS

Schedule of Investments
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–100.24%
Canada–1.49%
Shopify, Inc., Class A(a)	236,037	$27,226,868
China–3.03%
JD.com, Inc., ADR	1,278,469	41,729,228
Tencent Holdings Ltd.	210,100	13,537,921
		55,267,149
Denmark–1.08%
Novo Nordisk A/S, Class B	284,463	19,711,582
France–5.56%
Airbus S.E.	286,590	59,954,822
EssilorLuxottica S.A.	63,372	17,401,489
LVMH Moet Hennessy Louis Vuitton SE	45,900	24,023,147
		101,379,458
Germany–5.36%
Allianz SE	35,311	14,330,383
SAP SE	272,871	83,438,386
		97,768,769
India–6.55%
DLF Ltd.	7,803,701	76,288,300
HDFC Bank Ltd.	425,703	9,938,231
ICICI Bank Ltd., ADR	989,909	33,300,539
		119,527,070
Israel–0.95%
Nice Ltd., ADR(a)(b)	102,657	17,339,794
Italy–1.61%
Brunello Cucinelli S.p.A.	151,658	18,411,728
Ferrari N.V.	15,062	7,379,039
Moncler S.p.A.	61,436	3,504,402
		29,295,169
Japan–3.17%
Capcom Co. Ltd.	514,000	17,553,861
Hoya Corp.	67,800	8,052,069
Keyence Corp.	66,344	26,526,190
TDK Corp.	492,100	5,744,060
		57,876,180
Netherlands–2.49%
Adyen N.V.(a)(c)	14,772	27,129,325
ASML Holding N.V.	5,755	4,611,694
BE Semiconductor Industries N.V.	56,199	8,404,752
Universal Music Group N.V.	165,115	5,356,422
		45,502,193
Spain–1.47%
Amadeus IT Group S.A.	317,874	26,854,973
Sweden–2.68%
Assa Abloy AB, Class B	377,335	11,796,864
Atlas Copco AB, Class A	1,109,458	17,935,499
Shares		Value
Sweden–(continued)
Spotify Technology S.A.(a)	24,992	$19,177,362
		48,909,725
Switzerland–1.34%
Lonza Group AG	34,320	24,544,410
Taiwan–0.96%
Taiwan Semiconductor Manufacturing Co. Ltd.	481,000	17,589,856
United States–62.50%
Alphabet, Inc., Class A	877,531	154,647,288
Amazon.com, Inc.(a)	143,945	31,580,094
Analog Devices, Inc.	248,898	59,242,702
ARM Holdings PLC, ADR(a)(b)	76,615	12,391,710
Boston Scientific Corp.(a)	183,804	19,742,388
Broadcom, Inc.	154,342	42,544,372
Ecolab, Inc.	40,197	10,830,680
Eli Lilly and Co.	66,475	51,819,257
Equifax, Inc.(b)	88,705	23,007,416
IDEXX Laboratories, Inc.(a)	14,130	7,578,484
Intuit, Inc.	81,952	64,547,854
Intuitive Surgical, Inc.(a)	51,568	28,022,567
IQVIA Holdings, Inc.(a)	48,498	7,642,800
Lam Research Corp.	142,165	13,838,341
Linde PLC	12,576	5,900,408
Marriott International, Inc., Class A	66,795	18,249,062
Marvell Technology, Inc.	656,355	50,801,877
Mastercard, Inc., Class A	24,060	13,520,276
Meta Platforms, Inc., Class A	227,133	167,644,596
Microsoft Corp.	111,952	55,686,044
Netflix, Inc.(a)	30,459	40,788,561
NVIDIA Corp.(b)	500,445	79,065,305
Phathom Pharmaceuticals, Inc.(a)(b)	389,846	3,738,623
S&P Global, Inc.	143,187	75,501,073
ServiceNow, Inc.(a)	8,617	8,858,965
Stryker Corp.(b)	11,989	4,743,208
Synopsys, Inc.(a)	18,274	9,368,714
Thermo Fisher Scientific, Inc.	12,667	5,135,962
TJX Cos., Inc. (The)	87,083	10,753,880
Visa, Inc., Class A	165,776	58,858,769
Zoetis, Inc.(b)	28,976	4,518,807
		1,140,570,083
Total Common Stocks & Other Equity Interests (Cost $721,276,810)		1,829,363,279
Money Market Funds–0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	628,935	628,935
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	1,168,023	1,168,023
Total Money Market Funds (Cost $1,796,958)		1,796,958
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.34% (Cost $723,073,768)		1,831,160,237
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Global Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.12%
Invesco Private Government Fund, 4.34%(d)(e)(f)	5,681,581	$5,681,581
Invesco Private Prime Fund, 4.49%(d)(e)(f)	14,776,419	14,780,852
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,460,955)		20,462,433
TOTAL INVESTMENTS IN SECURITIES—101.46% (Cost $743,534,723)		1,851,622,670
OTHER ASSETS LESS LIABILITIES–(1.46)%		(26,694,427)
NET ASSETS–100.00%		$1,824,928,243
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at June 30, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2025 represented 1.49% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$148,021	$42,225,426	$(41,744,512)	$-	$-	$628,935	$41,968
Invesco Treasury Portfolio, Institutional Class	274,895	78,418,650	(77,525,522)	-	-	1,168,023	77,517
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	444,192	167,381,604	(162,144,215)	-	-	5,681,581	151,301*
Invesco Private Prime Fund	1,157,778	428,347,087	(414,720,876)	1,478	(4,615)	14,780,852	399,229*
Total	$2,024,886	$716,372,767	$(696,135,125)	$1,478	$(4,615)	$22,259,391	$670,015

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Global Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $721,276,810)*	$1,829,363,279
Investments in affiliated money market funds, at value (Cost $22,257,913)	22,259,391
Cash	2,000,000
Foreign currencies, at value (Cost $816,003)	817,600
Receivable for:
Fund shares sold	272,958
Dividends	2,082,602
Investment for trustee deferred compensation and retirement plans	164,335
Other assets	825
Total assets	1,856,960,990
Liabilities:
Payable for:
Fund shares reacquired	1,559,969
Accrued foreign taxes	8,832,607
Collateral upon return of securities loaned	20,460,955
Accrued fees to affiliates	944,139
Accrued other operating expenses	70,742
Trustee deferred compensation and retirement plans	164,335
Total liabilities	32,032,747
Net assets applicable to shares outstanding	$1,824,928,243
Net assets consist of:
Shares of beneficial interest	$106,746,368
Distributable earnings	1,718,181,875
$1,824,928,243
Net Assets:
Series I	$953,742,780
Series II	$871,185,463
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	22,095,699
Series II	20,905,169
Series I:
Net asset value per share	$43.16
Series II:
Net asset value per share	$41.67

*	At June 30, 2025, securities with an aggregate value of $19,823,188 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $868,206)	$9,514,758
Dividends from affiliated money market funds (includes net securities lending income of $60,195)	179,680
Total investment income	9,694,438
Expenses:
Advisory fees	5,906,577
Administrative services fees	1,539,198
Custodian fees	65,311
Distribution fees - Series II	1,057,264
Transfer agent fees	51,557
Trustees’ and officers’ fees and benefits	16,877
Reports to shareholders	4,407
Professional services fees	24,851
Other	13,820
Total expenses	8,679,862
Less: Fees waived	(3,217)
Net expenses	8,676,645
Net investment income	1,017,793
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $1,822,124)	305,128,553
Affiliated investment securities	(4,615)
Foreign currencies	290,582
305,414,520
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $1,711,537)	(190,897,556)
Affiliated investment securities	1,478
Foreign currencies	223,697
(190,672,381)
Net realized and unrealized gain	114,742,139
Net increase in net assets resulting from operations	$115,759,932
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Global Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income (loss)	$1,017,793	$(1,522,320)
Net realized gain	305,414,520	323,145,591
Change in net unrealized appreciation (depreciation)	(190,672,381)	(7,125,328)
Net increase in net assets resulting from operations	115,759,932	314,497,943
Distributions to shareholders from distributable earnings:
Series I	—	(66,442,083)
Series II	—	(55,595,637)
Total distributions from distributable earnings	—	(122,037,720)
Share transactions–net:
Series I	(247,706,660)	(67,132,850)
Series II	(106,682,495)	(107,381,001)
Net increase (decrease) in net assets resulting from share transactions	(354,389,155)	(174,513,851)
Net increase (decrease) in net assets	(238,629,223)	17,946,372
Net assets:
Beginning of period	2,063,557,466	2,045,611,094
End of period	$1,824,928,243	$2,063,557,466
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Global Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$39.99	$0.04	$3.13	$3.17	$—	$—	$—	$43.16	7.93%	$953,743	0.81%(d)	0.81%(d)	0.22%(d)	12%
Year ended 12/31/24	36.56	0.02	5.82	5.84	—	(2.41)	(2.41)	39.99	16.07	1,142,049	0.82	0.82	0.04	10
Year ended 12/31/23	31.10	0.06	9.84	9.90	(0.09)	(4.35)	(4.44)	36.56	34.73	1,103,140	0.82	0.82	0.18	10
Year ended 12/31/22	57.22	0.11	(18.77)	(18.66)	—	(7.46)	(7.46)	31.10	(31.77)	925,742	0.79	0.81	0.27	15
Year ended 12/31/21	52.12	(0.13)	8.23	8.10	—	(3.00)	(3.00)	57.22	15.49	1,484,706	0.77	0.78	(0.23)	7
Year ended 12/31/20	42.55	(0.01)	11.51	11.50	(0.31)	(1.62)	(1.93)	52.12	27.64	1,438,773	0.77	0.81	(0.01)	13
Series II
Six months ended 06/30/25	38.66	(0.01)	3.02	3.01	—	—	—	41.67	7.79	871,185	1.06 (d)	1.06 (d)	(0.03)(d)	12
Year ended 12/31/24	35.50	(0.08)	5.65	5.57	—	(2.41)	(2.41)	38.66	15.78	921,509	1.07	1.07	(0.21)	10
Year ended 12/31/23	30.30	(0.02)	9.57	9.55	—	(4.35)	(4.35)	35.50	34.45	942,471	1.07	1.07	(0.07)	10
Year ended 12/31/22	56.18	0.00	(18.42)	(18.42)	—	(7.46)	(7.46)	30.30	(31.94)	753,082	1.04	1.06	0.02	15
Year ended 12/31/21	51.36	(0.27)	8.09	7.82	—	(3.00)	(3.00)	56.18	15.17	1,257,943	1.02	1.03	(0.48)	7
Year ended 12/31/20	41.95	(0.11)	11.34	11.23	(0.20)	(1.62)	(1.82)	51.36	27.34	1,322,794	1.02	1.06	(0.26)	13

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Global Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Global Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
7
Invesco V.I. Global Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
8
Invesco V.I. Global Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $4,817 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
Up to $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
9
Invesco V.I. Global Fund

For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.63%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $3,217.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $134,308 for accounting and fund administrative services and was reimbursed $1,404,890 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2025, the Fund incurred $3,564 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
10
Invesco V.I. Global Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Canada	$27,226,868	$—	$—	$27,226,868
China	41,729,228	13,537,921	—	55,267,149
Denmark	—	19,711,582	—	19,711,582
France	—	101,379,458	—	101,379,458
Germany	—	97,768,769	—	97,768,769
India	33,300,539	86,226,531	—	119,527,070
Israel	17,339,794	—	—	17,339,794
Italy	—	29,295,169	—	29,295,169
Japan	—	57,876,180	—	57,876,180
Netherlands	—	45,502,193	—	45,502,193
Spain	—	26,854,973	—	26,854,973
Sweden	19,177,362	29,732,363	—	48,909,725
Switzerland	—	24,544,410	—	24,544,410
Taiwan	—	17,589,856	—	17,589,856
United States	1,140,570,083	—	—	1,140,570,083
Money Market Funds	1,796,958	20,462,433	—	22,259,391
Total Investments	$1,281,140,832	$570,481,838	$—	$1,851,622,670
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $220,483,411 and $576,725,323, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,113,916,524
Aggregate unrealized (depreciation) of investments	(20,135,671)
Net unrealized appreciation of investments	$1,093,780,853
Cost of investments for tax purposes is $757,841,817.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	321,664	$12,592,038	745,868	$30,058,270
Series II	1,746,075	68,412,067	593,461	23,039,172
11
Invesco V.I. Global Fund

Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Series I	-	$-	1,682,504	$66,442,083
Series II	-	-	1,455,764	55,595,637
Reacquired:
Series I	(6,782,422)	(260,298,698)	(4,043,301)	(163,633,203)
Series II	(4,678,024)	(175,094,562)	(4,760,009)	(186,015,810)
Net increase (decrease) in share activity	(9,392,707)	$(354,389,155)	(4,325,713)	$(174,513,851)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco V.I. Global Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World Growth Index (Index).  The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund
13
Invesco V.I. Global Fund

performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.  The Board requested and considered information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related
14
Invesco V.I. Global Fund

responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco V.I. Global Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. Global Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Global Real Estate Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIGRE-NCSRS

Schedule of Investments
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.02%
Australia–6.65%
Dexus	67,831	$297,707
Goodman Group	126,112	2,843,147
NEXTDC Ltd.(a)	65,075	621,164
Scentre Group	583,791	1,371,159
Stockland	364,328	1,287,578
		6,420,755
Belgium–1.47%
Aedifica S.A.	7,621	594,662
Warehouses De Pauw C.V.A.	24,018	588,374
Xior Student Housing N.V.(b)	6,629	240,568
		1,423,604
Canada–1.85%
Canadian Apartment Properties REIT	21,953	715,941
Chartwell Retirement Residences	50,947	695,505
Dream Industrial REIT	43,700	378,354
		1,789,800
France–1.62%
Klepierre S.A.	19,675	777,935
Unibail-Rodamco-Westfield	8,192	787,478
		1,565,413
Germany–3.12%
LEG Immobilien SE	8,678	772,442
Sirius Real Estate Ltd.	564,442	757,890
Vonovia SE	41,874	1,484,575
		3,014,907
Hong Kong–2.99%
Hongkong Land Holdings Ltd.	85,500	493,614
Link REIT	131,700	705,451
Sun Hung Kai Properties Ltd.	111,000	1,279,058
Wharf Real Estate Investment Co. Ltd.	145,000	411,596
		2,889,719
Japan–8.72%
Activia Properties, Inc.	652	555,485
Advance Residence Investment Corp.	276	286,533
GLP J-Reit	646	581,788
Invincible Investment Corp.	1,260	542,593
Japan Hotel REIT Investment Corp.	757	400,059
Japan Metropolitan Fund Investment Corp.	1,292	915,726
Mitsubishi Estate Co. Ltd.	18,600	348,696
Mitsui Fudosan Co. Ltd.	235,500	2,279,895
Nippon Accommodations Fund, Inc.	477	390,103
Nippon Prologis REIT, Inc.	855	472,639
ORIX JREIT, Inc.	493	643,141
Sumitomo Realty & Development Co. Ltd.	26,000	1,004,103
		8,420,761
Netherlands–0.41%
CTP N.V.(b)	18,557	390,952
Shares		Value
Singapore–2.57%
CapitaLand Ascendas REIT	227,500	$480,060
CapitaLand Integrated Commercial Trust	591,198	1,009,514
CapitaLand Investment Ltd.	121,200	252,661
Keppel DC REIT	216,100	396,126
Mapletree Logistics Trust	369,600	343,573
		2,481,934
Spain–1.13%
Inmobiliaria Colonial SOCIMI S.A.(c)	50,518	359,559
Merlin Properties SOCIMI S.A.	55,400	730,379
		1,089,938
Sweden–1.76%
Catena AB	6,240	318,552
Fastighets AB Balder, Class B(a)(c)	116,606	869,213
Wihlborgs Fastigheter AB	47,245	511,752
		1,699,517
Switzerland–0.65%
PSP Swiss Property AG	3,392	626,212
United Kingdom–3.43%
Big Yellow Group PLC	34,848	484,442
Grainger PLC	96,505	293,379
Great Portland Estates PLC	86,960	428,355
LondonMetric Property PLC	291,909	815,126
Segro PLC	57,421	537,526
Unite Group PLC (The)	64,826	755,530
		3,314,358
United States–60.65%
Agree Realty Corp.(c)	9,975	728,774
American Healthcare REIT, Inc.	39,088	1,436,093
American Homes 4 Rent, Class A	49,509	1,785,790
American Tower Corp.(c)	2,014	445,134
Americold Realty Trust, Inc.	2,590	43,072
AvalonBay Communities, Inc.	13,130	2,671,955
Brixmor Property Group, Inc.	58,185	1,515,137
Camden Property Trust	4,354	490,652
CareTrust REIT, Inc.(c)	38,580	1,180,548
CubeSmart(c)	42,822	1,819,935
Digital Realty Trust, Inc.	22,045	3,843,105
EastGroup Properties, Inc.(c)	6,156	1,028,791
Equinix, Inc.	6,033	4,799,071
Equity LifeStyle Properties, Inc.	25,599	1,578,690
Equity Residential(c)	45,152	3,047,308
Essential Properties Realty Trust, Inc.	50,937	1,625,400
Extra Space Storage, Inc.	14,912	2,198,625
First Industrial Realty Trust, Inc.	37,351	1,797,704
Gaming and Leisure Properties, Inc.	44,583	2,081,134
Healthpeak Properties, Inc.	61,414	1,075,359
Hilton Worldwide Holdings, Inc.	1,536	409,098
Invitation Homes, Inc.	45,823	1,502,994
Iron Mountain, Inc.	23,330	2,392,958
Marriott International, Inc., Class A	1,565	427,574
Prologis, Inc.	35,971	3,781,272
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Global Real Estate Fund

Shares		Value
United States–(continued)
Public Storage	3,213	$942,758
Regency Centers Corp.	27,380	1,950,277
Rexford Industrial Realty, Inc.(c)	18,173	646,414
Simon Property Group, Inc.	12,143	1,952,109
Tanger, Inc.	19,328	591,050
UDR, Inc.(c)	32,481	1,326,199
Vornado Realty Trust	34,332	1,312,856
Welltower, Inc.	40,069	6,159,807
		58,587,643
Total Common Stocks & Other Equity Interests (Cost $84,820,231)		93,715,513
Money Market Funds–2.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	701,626	701,626
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	1,303,021	1,303,021
Total Money Market Funds (Cost $2,004,647)		2,004,647
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.09% (Cost $86,824,878)		95,720,160
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.02%
Invesco Private Government Fund, 4.34%(d)(e)(f)	1,883,477	$1,883,477
Invesco Private Prime Fund, 4.49%(d)(e)(f)	4,898,659	4,900,128
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,783,115)		6,783,605
TOTAL INVESTMENTS IN SECURITIES—106.11% (Cost $93,607,993)		102,503,765
OTHER ASSETS LESS LIABILITIES–(6.11)%		(5,906,877)
NET ASSETS–100.00%		$96,596,888
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2025 was $631,520, which represented less than 1% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1	$5,952,567	$(5,250,942)	$-	$-	$701,626	$8,820
Invesco Treasury Portfolio, Institutional Class	-	11,054,768	(9,751,747)	-	-	1,303,021	16,268
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,309,448	37,673,273	(39,099,244)	-	-	1,883,477	90,313*
Invesco Private Prime Fund	8,583,529	84,977,707	(88,660,555)	490	(1,043)	4,900,128	242,080*
Total	$11,892,978	$139,658,315	$(142,762,488)	$490	$(1,043)	$8,788,252	$357,481

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Global Real Estate Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $84,820,231)*	$93,715,513
Investments in affiliated money market funds, at value (Cost $8,787,762)	8,788,252
Foreign currencies, at value (Cost $136,000)	137,502
Receivable for:
Investments sold	364,901
Fund shares sold	397,201
Dividends	422,908
Investment for trustee deferred compensation and retirement plans	56,576
Other assets	12,881
Total assets	103,895,734
Liabilities:
Payable for:
Investments purchased	362,819
Fund shares reacquired	22,001
Collateral upon return of securities loaned	6,783,115
Accrued fees to affiliates	48,966
Accrued other operating expenses	21,822
Trustee deferred compensation and retirement plans	60,123
Total liabilities	7,298,846
Net assets applicable to shares outstanding	$96,596,888
Net assets consist of:
Shares of beneficial interest	$102,158,632
Distributable earnings (loss)	(5,561,744)
$96,596,888
Net Assets:
Series I	$69,276,922
Series II	$27,319,966
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	4,894,629
Series II	1,982,627
Series I:
Net asset value per share	$14.15
Series II:
Net asset value per share	$13.78

*	At June 30, 2025, securities with an aggregate value of $6,642,735 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $72,889)	$1,772,774
Dividends from affiliated money market funds (includes net securities lending income of $9,851)	34,939
Total investment income	1,807,713
Expenses:
Advisory fees	352,775
Administrative services fees	77,139
Custodian fees	8,652
Distribution fees - Series II	30,375
Transfer agent fees	2,574
Trustees’ and officers’ fees and benefits	9,834
Reports to shareholders	4,624
Professional services fees	21,159
Other	921
Total expenses	508,053
Less: Fees waived	(683)
Net expenses	507,370
Net investment income	1,300,343
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,252,400)
Affiliated investment securities	(1,043)
Foreign currencies	12,551
(1,240,892)
Change in net unrealized appreciation of:
Unaffiliated investment securities	4,984,460
Affiliated investment securities	490
Foreign currencies	8,154
4,993,104
Net realized and unrealized gain	3,752,212
Net increase in net assets resulting from operations	$5,052,555
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Global Real Estate Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$1,300,343	$2,189,280
Net realized gain (loss)	(1,240,892)	(2,232,204)
Change in net unrealized appreciation (depreciation)	4,993,104	(1,828,454)
Net increase (decrease) in net assets resulting from operations	5,052,555	(1,871,378)
Distributions to shareholders from distributable earnings:
Series I	—	(1,877,505)
Series II	—	(727,782)
Total distributions from distributable earnings	—	(2,605,287)
Share transactions–net:
Series I	(5,299,980)	(12,721,166)
Series II	361,510	(4,228,584)
Net increase (decrease) in net assets resulting from share transactions	(4,938,470)	(16,949,750)
Net increase (decrease) in net assets	114,085	(21,426,415)
Net assets:
Beginning of period	96,482,803	117,909,218
End of period	$96,596,888	$96,482,803
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Global Real Estate Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$13.39	$0.19	$0.57	$0.76	$—	$—	$—	$14.15	5.68%	$69,277	1.02%(d)	1.02%(d)	2.82%(d)	42%
Year ended 12/31/24	13.98	0.29	(0.52)	(0.23)	(0.36)	—	(0.36)	13.39	(1.80)	70,635	1.05	1.05	2.09	101
Year ended 12/31/23	13.04	0.37	0.77	1.14	(0.20)	—	(0.20)	13.98	9.05	86,407	1.02	1.02	2.79	88
Year ended 12/31/22	17.99	0.25	(4.76)	(4.51)	(0.44)	—	(0.44)	13.04	(24.94)	83,608	1.02	1.02	1.65	82
Year ended 12/31/21	14.69	0.25	3.51	3.76	(0.46)	—	(0.46)	17.99	25.71	116,762	0.97	0.97	1.51	95
Year ended 12/31/20	18.22	0.28	(2.61)	(2.33)	(0.77)	(0.43)	(1.20)	14.69	(12.32)	119,114	1.04	1.04	1.86	154
Series II
Six months ended 06/30/25	13.05	0.17	0.56	0.73	—	—	—	13.78	5.59	27,320	1.27 (d)	1.27 (d)	2.57 (d)	42
Year ended 12/31/24	13.65	0.25	(0.51)	(0.26)	(0.34)	—	(0.34)	13.05	(2.11)	25,848	1.30	1.30	1.84	101
Year ended 12/31/23	12.72	0.33	0.76	1.09	(0.16)	—	(0.16)	13.65	8.82	31,502	1.27	1.27	2.54	88
Year ended 12/31/22	17.53	0.21	(4.64)	(4.43)	(0.38)	—	(0.38)	12.72	(25.14)	22,317	1.27	1.27	1.40	82
Year ended 12/31/21	14.33	0.20	3.43	3.63	(0.43)	—	(0.43)	17.53	25.44	42,896	1.22	1.22	1.26	95
Year ended 12/31/20	17.78	0.24	(2.55)	(2.31)	(0.71)	(0.43)	(1.14)	14.33	(12.56)	35,111	1.29	1.29	1.61	154

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Global Real Estate Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Global Real Estate Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
7
Invesco V.I. Global Real Estate Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower
8
Invesco V.I. Global Real Estate Fund

to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $871 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
9
Invesco V.I. Global Real Estate Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $683.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $7,311 for accounting and fund administrative services and was reimbursed $69,828 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2025, the Fund incurred $2,823 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
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Invesco V.I. Global Real Estate Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$6,420,755	$—	$6,420,755
Belgium	—	1,423,604	—	1,423,604
Canada	1,789,800	—	—	1,789,800
France	—	1,565,413	—	1,565,413
Germany	—	3,014,907	—	3,014,907
Hong Kong	—	2,889,719	—	2,889,719
Japan	—	8,420,761	—	8,420,761
Netherlands	—	390,952	—	390,952
Singapore	—	2,481,934	—	2,481,934
Spain	—	1,089,938	—	1,089,938
Sweden	—	1,699,517	—	1,699,517
Switzerland	—	626,212	—	626,212
United Kingdom	—	3,314,358	—	3,314,358
United States	58,587,643	—	—	58,587,643
Money Market Funds	2,004,647	6,783,605	—	8,788,252
Total Investments	$62,382,090	$40,121,675	$—	$102,503,765
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$7,800,099	$7,622,937	$15,423,036
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $39,241,980 and $44,885,750, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$9,466,026
Aggregate unrealized (depreciation) of investments	(1,445,297)
Net unrealized appreciation of investments	$8,020,729
Cost of investments for tax purposes is $94,483,036.
11
Invesco V.I. Global Real Estate Fund

NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	413,307	$5,600,503	934,397	$12,948,471
Series II	777,763	10,532,431	527,111	7,018,015
Issued as reinvestment of dividends:
Series I	-	-	130,382	1,877,505
Series II	-	-	51,836	727,782
Reacquired:
Series I	(794,679)	(10,900,483)	(1,968,112)	(27,547,142)
Series II	(775,813)	(10,170,921)	(906,457)	(11,974,381)
Net increase (decrease) in share activity	(379,422)	$(4,938,470)	(1,230,843)	$(16,949,750)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco V.I. Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Real Estate Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Global Real Estate Index (Index). The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that stock selection in the U.S. and sector allocation negatively impacted the Fund’s relative performance over the shorter term, while the Fund’s longer-term underperformance was primarily due to exposure to emerging markets. The Board also considered that the Fund underwent a change in portfolio management in 2024, and that the chief investment
13
Invesco V.I. Global Real Estate Fund

officer for the Fund’s portfolio management team also changed in 2024. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The independent Trustees reviewed and considered additional information provided by management, including with respect to the components of the Fund’s total expense ratio driving total expenses relative to that of peers, particularly in light of the Fund’s smaller size. The Board also acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco
14
Invesco V.I. Global Real Estate Fund

Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco V.I. Global Real Estate Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. Global Real Estate Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Global Strategic Income Fund

2	Consolidated Schedule of Investments
25	Consolidated Financial Statements
28	Consolidated Financial Highlights
29	Notes to Consolidated Financial Statements
39	Approval of Investment Advisory and Sub-Advisory Contracts
41	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIGLSI-NCSRS

Consolidated Schedule of Investments
June 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–32.82%
Argentina–0.53%
Argentine Republic Government International Bond,
0.75%, 07/09/2030(a)	$1,738,000	$1,390,400
3.50%, 07/09/2041(a)	2,350,000	1,458,643
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(b)	775,000	752,331
		3,601,374
Belgium–0.24%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(b)	1,600,000	1,591,175
Brazil–0.61%
Arcos Dorados B.V., 6.38%, 01/29/2032(b)	1,410,000	1,467,655
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)	2,024,000	1,996,759
Suzano Austria GmbH, 2.50%, 09/15/2028	701,000	652,006
		4,116,420
Canada–2.51%
Bell Canada, 6.88%, 09/15/2055(c)	934,000	959,698
Brookfield Finance, Inc., 5.97%, 03/04/2054	827,000	826,104
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/2055(c)	758,000	762,723
Constellation Software, Inc., 5.16%, 02/16/2029(b)(d)	550,000	559,652
Element Fleet Management Corp.,
5.64%, 03/13/2027(b)	3,100,000	3,149,393
6.32%, 12/04/2028(b)	1,544,000	1,629,125
Enbridge, Inc., 7.38%, 01/15/2083(c)(d)	2,989,000	3,082,615
Hudbay Minerals, Inc., 6.13%, 04/01/2029(b)	276,000	280,505
New Gold, Inc., 6.88%, 04/01/2032(b)	565,000	582,652
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(b)	275,000	285,003
RB Global Holdings, Inc.,
6.75%, 03/15/2028(b)	407,000	417,997
7.75%, 03/15/2031(b)(d)	394,000	414,689
Rogers Communications, Inc., 7.00%, 04/15/2055(c)(d)	943,000	966,441
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/2055(b)(c)	1,550,000	1,615,615
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(c)	1,455,000	1,460,931
		16,993,143
Chile–0.59%
Banco de Credito e Inversiones S.A., 8.75%(b)(c)(e)	775,000	818,245
Principal Amount		Value
Chile–(continued)
Banco del Estado de Chile, 7.95%(b)(c)(e)	$426,000	$443,851
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(b)	659,816	660,860
Sociedad Quimica y Minera de Chile S.A., 5.50%, 09/10/2034(b)	2,105,000	2,050,754
		3,973,710
China–0.11%
Prosus N.V., 3.26%, 01/19/2027(b)	780,000	763,910
Colombia–0.48%
Ecopetrol S.A.,
8.63%, 01/19/2029	1,550,000	1,640,052
7.75%, 02/01/2032	830,000	816,203
SURA Asset Management S.A., 6.35%, 05/13/2032(b)	720,000	758,592
		3,214,847
Dominican Republic–0.25%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(b)(d)	925,000	963,540
Dominican Republic International Bond,
4.50%, 01/30/2030(b)	305,000	290,345
4.88%, 09/23/2032(b)	500,000	462,925
		1,716,810
Egypt–0.16%
Egypt Government International Bond, 8.63%, 02/04/2030(b)	1,095,000	1,108,277
Finland–0.04%
Amer Sports Co., 6.75%, 02/16/2031(b)	274,000	285,488
France–0.37%
Electricite de France S.A., 9.13%(b)(c)(e)	1,001,000	1,131,555
Forvia SE, 8.00%, 06/15/2030(b)	212,000	217,477
Iliad Holding S.A.S.,
7.00%, 10/15/2028(b)	17,000	17,324
7.00%, 04/15/2032(b)	33,000	33,852
Iliad Holding S.A.S.U., 8.50%, 04/15/2031(b)(d)	750,000	802,894
Opal Bidco SAS, 6.50%, 03/31/2032(b)	280,000	285,954
		2,489,056
Germany–0.35%
Bayer US Finance LLC, 6.13%, 11/21/2026(b)	1,745,000	1,774,016
Cerdia Finanz GmbH, 9.38%, 10/03/2031(b)	597,000	620,265
		2,394,281
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
India–0.95%
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027(b)	$1,800,000	$1,742,647
Muthoot Finance Ltd.,
7.13%, 02/14/2028(b)	1,550,000	1,579,184
6.38%, 04/23/2029(b)	3,100,000	3,094,746
		6,416,577
Indonesia–0.22%
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.13%, 05/15/2027(b)	1,500,000	1,486,123
Ireland–0.32%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055(c)	450,000	467,899
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	750,000	731,647
GGAM Finance Ltd., 6.88%, 04/15/2029(b)	558,000	578,271
TrueNoord Capital DAC, 8.75%, 03/01/2030(b)	390,000	405,289
		2,183,106
Italy–0.85%
FIBERCOP S.p.A., 6.00%, 09/30/2034(b)	300,000	282,252
Intesa Sanpaolo S.p.A., 7.70%(b)(c)(e)	4,600,000	4,619,987
Optics Bidco S.p.A., 7.20%, 07/18/2036(b)	275,000	269,385
Telecom Italia Capital S.A.,
6.38%, 11/15/2033(d)	316,000	329,906
7.72%, 06/04/2038	246,000	265,463
		5,766,993
Ivory Coast–0.12%
Ivory Coast Government International Bond, 8.08%, 04/01/2036(b)	870,000	840,846
Macau–0.29%
MGM China Holdings Ltd.,
5.88%, 05/15/2026(b)	450,000	450,570
4.75%, 02/01/2027(b)	1,240,000	1,231,456
Studio City Finance Ltd., 5.00%, 01/15/2029(b)	323,000	296,608
		1,978,634
Mexico–1.51%
Banco Mercantil del Norte S.A., 8.38%(b)(c)(e)	650,000	674,566
Braskem Idesa S.A.P.I., 7.45%, 11/15/2029(b)	1,150,000	847,723
CEMEX Materials LLC, 7.70%, 07/21/2025(b)	1,500,000	1,509,225
CEMEX S.A.B. de C.V., 5.13%(b)(c)(e)	965,000	949,758
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple, 7.25%, 01/31/2041(b)	944,538	959,556
Principal Amount		Value
Mexico–(continued)
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)	$1,195,000	$991,241
Petroleos Mexicanos,
6.50%, 03/13/2027	1,500,000	1,490,516
8.75%, 06/02/2029	1,500,000	1,554,995
6.95%, 01/28/2060	1,705,000	1,226,260
		10,203,840
Nigeria–0.23%
IHS Holding Ltd., 8.25%, 11/29/2031(b)	1,550,000	1,569,062
Panama–0.10%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(b)	750,000	700,263
Peru–0.13%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(b)	895,000	910,215
Serbia–0.08%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(b)	530,000	530,666
Supranational–0.12%
European Bank for Reconstruction & Development, 6.40%, 08/27/2025	800,000	802,024
Switzerland–1.09%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63%, 08/15/2052(b)(c)	207,000	208,077
Credit Suisse Group AG, 6.25%(b)(c)(e)(f)(g)	3,015,000	180,900
UBS Group AG,
6.88%(b)(c)(e)	775,000	776,200
9.25%(b)(c)(e)	1,550,000	1,695,660
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/2045(b)(c)	4,500,000	4,487,400
		7,348,237
United Kingdom–2.04%
Aberdeen Group PLC, 4.25%, 06/30/2028(b)	675,000	653,503
B.A.T. Capital Corp., 6.00%, 02/20/2034	861,000	908,038
British Telecommunications PLC, 4.25%, 11/23/2081(b)(c)(d)	4,350,000	4,272,557
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(b)	280,000	280,706
M&G PLC, 6.50%, 10/20/2048(b)(c)	375,000	385,547
NatWest Group PLC, 6.00%(c)(e)	750,000	750,643
Rolls-Royce PLC, 3.63%, 10/14/2025(b)	2,070,000	2,067,232
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(b)	630,000	620,051
Vodafone Group PLC,
3.25%, 06/04/2081(c)(d)	2,743,000	2,704,715
4.13%, 06/04/2081(c)	639,000	584,707
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United Kingdom–(continued)
Weir Group, Inc., 5.35%, 05/06/2030(b)(d)	$569,000	$577,158
		13,804,857
United States–18.08%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	200,000	201,898
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	405,000	418,642
AES Corp. (The), 7.60%, 01/15/2055(c)(d)	2,214,000	2,285,069
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	260,000	272,917
Air Lease Corp., Series B, 4.65%(c)(d)(e)	437,000	435,573
Aircastle Ltd., 5.25%(b)(c)(d)(e)	732,000	726,364
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	429,000	444,086
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	139,000	137,823
3.75%, 01/30/2031(b)(d)	1,045,000	958,481
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	986,666	985,019
5.75%, 04/20/2029(b)	841,000	840,788
American Express Co., 6.34%, 10/30/2026(c)	2,100,000	2,112,464
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	276,000	285,263
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	275,000	276,022
Ares Capital Corp., 5.88%, 03/01/2029	2,004,000	2,044,065
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	574,000	576,729
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/2030	387,000	382,763
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	271,000	279,588
Bausch Health Cos., Inc., 11.00%, 09/30/2028(b)	87,000	86,192
Berry Global, Inc., 5.65%, 01/15/2034(d)	802,000	828,124
Boost Newco Borrower LLC, 7.50%, 01/15/2031(b)	257,000	272,992
BP Capital Markets PLC, 4.88%(c)(d)(e)	455,000	451,707
Brink’s Co. (The), 6.75%, 06/15/2032(b)(d)	291,000	303,272
Calpine Corp., 5.13%, 03/15/2028(b)	420,000	419,792
Carnival Corp.,
5.75%, 03/01/2027(b)	175,000	176,554
5.88%, 06/15/2031(b)	186,000	189,604
6.13%, 02/15/2033(b)(d)	323,000	330,680
Carriage Services, Inc., 4.25%, 05/15/2029(b)(d)	458,000	433,040
Principal Amount		Value
United States–(continued)
Carvana Co., 14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(d)(h)	$255,000	$302,339
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	329,000	328,167
5.38%, 06/01/2029(b)	181,000	180,464
4.75%, 03/01/2030(b)	1,500,000	1,454,321
4.50%, 08/15/2030(b)(d)	1,500,000	1,431,007
4.75%, 02/01/2032(b)	312,000	296,135
4.50%, 05/01/2032	345,000	321,494
4.25%, 01/15/2034(b)	332,000	295,750
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	33,000	26,933
Celanese US Holdings LLC, 7.20%, 11/15/2033	266,000	282,541
CenterPoint Energy, Inc., 6.70%, 05/15/2055(c)	271,000	274,170
Charles Schwab Corp. (The), 6.20%, 11/17/2029(c)	1,667,000	1,769,320
Cheniere Energy, Inc., 5.65%, 04/15/2034	809,000	828,951
Civitas Resources, Inc.,
8.75%, 07/01/2031(b)	132,000	133,631
9.63%, 06/15/2033(b)	135,000	138,499
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	140,000	145,682
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	306,000	288,432
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027	73,000	72,987
7.00%, 03/15/2032(b)	219,000	206,717
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	268,000	275,208
CMS Energy Corp., 6.50%, 06/01/2055(c)	1,701,000	1,709,323
Community Health Systems, Inc.,
5.63%, 03/15/2027(b)	130,000	128,129
5.25%, 05/15/2030(b)	171,000	151,796
4.75%, 02/15/2031(b)	160,000	136,916
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	289,000	289,865
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)(d)	279,000	297,670
Cousins Properties L.P., 5.25%, 07/15/2030	1,239,000	1,262,893
Cox Communications, Inc., 2.95%, 10/01/2050(b)	956,000	544,880
CVS Health Corp., 6.75%, 12/10/2054(c)	470,000	472,198
DaVita, Inc.,
6.88%, 09/01/2032(b)	134,000	138,932
6.75%, 07/15/2033(b)	140,000	144,651
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.38%, 06/30/2033(b)	285,000	283,919
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	2,600,000	2,783,367
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027(b)	$141,000	$140,628
10.00%, 02/15/2031(b)	146,000	141,842
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(i)	436,000	423,178
Duke Energy Corp., 6.45%, 09/01/2054(c)(d)	298,000	307,033
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	273,000	289,328
Energy Transfer L.P.,
8.00%, 05/15/2054(c)(d)	839,000	893,182
7.13%, 10/01/2054(c)	4,340,000	4,453,873
EnerSys,
4.38%, 12/15/2027(b)	291,000	287,081
6.63%, 01/15/2032(b)	134,000	137,186
Enpro, Inc., 6.13%, 06/01/2033(b)	555,000	568,776
Entergy Corp., 7.13%, 12/01/2054(c)(d)	2,148,000	2,227,812
ESAB Corp., 6.25%, 04/15/2029(b)(d)	408,000	418,245
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	268,000	282,724
EZCORP, Inc., 7.38%, 04/01/2032(b)(d)	532,000	561,318
FirstCash, Inc.,
5.63%, 01/01/2030(b)	95,000	94,881
6.88%, 03/01/2032(b)(d)	443,000	458,967
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	144,000	145,666
Freeport-McMoRan, Inc., 4.63%, 08/01/2030	2,710,000	2,684,059
General Motors Co., 6.80%, 10/01/2027	3,000,000	3,124,966
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.88%, 04/15/2030	70,000	74,380
7.88%, 05/15/2032	125,000	130,076
8.00%, 05/15/2033	203,000	212,411
GFL Environmental, Inc.,
4.00%, 08/01/2028(b)	596,000	578,514
3.50%, 09/01/2028(b)	303,000	292,483
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(c)	316,000	310,296
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	285,000	289,202
Golub Capital Private Credit Fund, 5.80%, 09/12/2029	1,409,000	1,408,097
Gray Media, Inc., 10.50%, 07/15/2029(b)	56,000	60,204
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	127,000	134,902
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	301,000	290,776
6.38%, 01/15/2030(b)	282,000	290,104
Hertz Corp. (The), 12.63%, 07/15/2029(b)	29,000	30,360
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(b)(d)	561,000	571,955
Principal Amount		Value
United States–(continued)
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	$34,000	$28,759
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	199,000	209,435
HUB International Ltd., 7.25%, 06/15/2030(b)	408,000	426,674
Hyundai Capital America, 4.90%, 06/23/2028(b)(d)	3,000,000	3,022,238
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	305,000	292,902
Iron Mountain, Inc.,
7.00%, 02/15/2029(b)	250,000	258,966
4.50%, 02/15/2031(b)	310,000	295,598
6.25%, 01/15/2033(b)	270,000	277,805
J.M. Smucker Co. (The), 5.90%, 11/15/2028(d)	1,467,000	1,542,212
Jabil, Inc., 3.00%, 01/15/2031	1,300,000	1,185,773
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)	282,000	273,790
6.13%, 11/01/2032(b)	701,000	708,130
6.75%, 05/01/2033(b)	270,000	277,784
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	698,000	699,333
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	280,000	290,016
L3Harris Technologies, Inc., 5.40%, 01/15/2027	1,250,000	1,271,216
Lamar Media Corp., 4.88%, 01/15/2029	764,000	755,850
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)(d)	313,000	294,312
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	147,000	143,072
8.25%, 08/01/2031(b)	271,000	288,349
Level 3 Financing, Inc.,
11.00%, 11/15/2029(b)	90,319	103,717
6.88%, 06/30/2033(b)	299,000	304,455
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	323,000	281,517
Lithia Motors, Inc., 4.38%, 01/15/2031(b)(d)	311,000	295,933
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	54,000	55,215
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(b)	321,000	270,029
Mars, Inc., 4.80%, 03/01/2030(b)(d)	535,000	542,257
Mattel, Inc., 6.20%, 10/01/2040	725,000	730,566
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	147,000	141,111
5.25%, 10/01/2029(b)	141,000	140,004
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	52,000	54,463
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	255,000	260,630
7.13%, 02/01/2032(b)	274,000	284,791
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Navient Corp.,
5.00%, 03/15/2027	$215,000	$214,280
9.38%, 07/25/2030	96,000	105,964
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)(d)	289,000	281,752
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	278,000	278,916
Newell Brands, Inc.,
6.63%, 09/15/2029	131,000	129,918
6.38%, 05/15/2030	296,000	288,696
NextEra Energy Capital Holdings, Inc., 6.75%, 06/15/2054(c)	1,879,000	1,954,104
OI European Group B.V., 4.75%, 02/15/2030(b)(d)	315,000	303,230
OneMain Finance Corp.,
6.63%, 05/15/2029	130,000	133,679
4.00%, 09/15/2030	128,000	118,204
6.75%, 03/15/2032	130,000	132,608
7.13%, 09/15/2032	175,000	181,391
ONEOK, Inc.,
5.55%, 11/01/2026	1,240,000	1,257,397
6.63%, 09/01/2053	1,556,000	1,618,492
Paramount Global, 2.90%, 01/15/2027	1,620,000	1,577,854
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	138,000	132,797
Penske Truck Leasing Co. L.P./PTL Finance Corp., 6.05%, 08/01/2028(b)	3,000,000	3,126,531
PHINIA, Inc.,
6.75%, 04/15/2029(b)	124,000	128,145
6.63%, 10/15/2032(b)	153,000	155,494
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	780,000	745,830
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(c)	2,226,000	2,288,960
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	393,000	413,549
Reinsurance Group of America, Inc., 6.65%, 09/15/2055(c)	319,000	318,746
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	275,000	283,077
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)(d)	302,000	282,025
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	278,000	283,464
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	304,000	294,758
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	175,000	97,125
SBA Communications Corp., 3.13%, 02/01/2029	297,000	280,756
Seagate Data Storage Technology Pte Ltd.,
4.13%, 01/15/2031(b)	376,000	342,988
9.63%, 12/01/2032(b)	531,200	598,912
Sealed Air Corp.,
5.00%, 04/15/2029(b)	282,000	279,145
6.88%, 07/15/2033(b)	131,000	141,515
Principal Amount		Value
United States–(continued)
Select Medical Corp., 6.25%, 12/01/2032(b)	$275,000	$276,824
Sempra, 4.13%, 04/01/2052(c)(d)	4,350,000	4,193,613
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	310,000	282,871
6.63%, 07/15/2032(b)	206,000	212,174
SGUS LLC, 11.00%, 12/15/2029(b)	51,000	48,960
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	55,000	55,610
Sixth Street Lending Partners,
6.50%, 03/11/2029	244,000	251,963
6.13%, 07/15/2030(b)(d)	698,000	711,115
Solventum Corp., 5.45%, 02/25/2027	2,236,000	2,273,407
Southern Co. (The),
Series B, 4.00%, 01/15/2051(c)	3,271,000	3,257,364
Series 21-A, 3.75%, 09/15/2051(c)	2,113,000	2,087,245
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	139,000	139,219
6.50%, 06/01/2032(b)	152,000	157,932
State Street Corp.,
Series I, 6.70%(c)(d)(e)	1,329,000	1,391,187
6.45%(c)(e)	3,000,000	3,059,712
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	274,000	280,534
Sunoco L.P., 6.25%, 07/01/2033(b)(d)	409,000	416,085
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	291,000	299,269
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)(d)	299,000	298,146
Tenet Healthcare Corp.,
6.13%, 10/01/2028	245,000	245,496
6.75%, 05/15/2031	430,000	445,148
Tidewater, Inc., 9.13%, 07/15/2030(b)	275,000	283,141
TransDigm, Inc.,
6.75%, 08/15/2028(b)	1,550,000	1,584,704
6.38%, 03/01/2029(b)	477,000	489,970
6.00%, 01/15/2033(b)	125,000	125,760
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	98,619	100,247
Transocean, Inc., 8.75%, 02/15/2030(b)	176,000	181,132
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	480,000	469,787
United AirLines, Inc., 4.38%, 04/15/2026(b)	1,455,000	1,446,291
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 02/15/2028(b)	205,000	217,462
8.63%, 06/15/2032(b)	48,000	48,528
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	221,000	220,600
7.38%, 06/30/2030(b)	58,000	57,043
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
United States–(continued)
Vail Resorts, Inc., 5.63%, 07/15/2030(b)		$280,000	$280,000
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)(d)		390,000	421,429
9.00%(b)(c)(d)(e)		433,000	421,373
Venture Global Plaquemines LNG LLC,
6.50%, 01/15/2034(b)		165,000	165,000
6.75%, 01/15/2036(b)		165,000	165,000
Viatris, Inc., 3.85%, 06/22/2040		780,000	576,441
Viking Cruises Ltd., 7.00%, 02/15/2029(b)		270,000	272,537
Vistra Corp.,
Series C, 8.88%(b)(c)(e)		437,000	476,063
8.00%(b)(c)(e)		141,000	144,507
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)		373,000	373,488
5.00%, 07/31/2027(b)		93,000	92,948
7.75%, 10/15/2031(b)		297,000	315,875
Walgreens Boots Alliance, Inc.,
4.80%, 11/18/2044		29,000	27,721
4.10%, 04/15/2050		32,000	27,842
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)		274,000	281,837
WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032		266,000	224,682
5.05%, 03/15/2042		199,000	133,881
5.14%, 03/15/2052		88,000	54,350
Windstream Services LLC/ Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)		269,000	281,950
WMG Acquisition Corp., 3.75%, 12/01/2029(b)		290,000	272,069
Xerox Holdings Corp.,
5.50%, 08/15/2028(b)		37,000	28,318
8.88%, 11/30/2029(b)		40,000	30,242
			122,320,599
Uzbekistan–0.34%
National Bank of Uzbekistan, 8.50%, 07/05/2029(b)		650,000	684,351
Navoi Mining & Metallurgical Combinat,
6.70%, 10/17/2028(b)		620,000	634,645
6.75%, 05/14/2030(b)		938,000	956,573
			2,275,569
Zambia–0.11%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(b)		707,000	708,498
Total U.S. Dollar Denominated Bonds & Notes (Cost $223,731,971)			222,094,600

Non-U.S. Dollar Denominated Bonds & Notes–23.16%(j)
Argentina–0.55%
Argentina Treasury Bond BONTE, 29.50%, 04/27/2027(k)	ARS	4,150,000,000	3,703,297
Australia–0.74%
Treasury Corporation of Victoria, 5.50%, 11/17/2026	AUD	7,395,000	5,010,403
	Principal Amount		Value
Austria–0.70%
BAWAG Group AG, 5.13%(b)(c)(e)	EUR	2,600,000	$3,070,206
Republic of Austria Government Bond, 0.70%, 04/20/2071(b)	EUR	3,910,000	1,674,607
			4,744,813
Brazil–6.08%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	7,300,000	5,358,347
Series F, 10.00%, 01/01/2027	BRL	205,000,000	35,777,099
			41,135,446
Canada–0.77%
Province of Ontario, 5.85%, 03/08/2033	CAD	6,200,000	5,241,419
China–0.66%
China Government Bond, 3.32%, 04/15/2052	CNY	25,000,000	4,482,595
Czech Republic–0.22%
CPI Property Group S.A., 4.88%(b)(c)(e)	EUR	1,300,000	1,514,108
France–1.66%
BPCE S.A., Series NC5, 1.50%, 01/13/2042(b)(c)	EUR	3,600,000	4,135,451
Electricite de France S.A.,
7.50%(b)(c)(e)	EUR	2,200,000	2,856,894
7.38%(b)(c)(e)	GBP	1,500,000	2,083,339
Eutelsat S.A., 9.75%, 04/13/2029(b)	EUR	250,000	318,849
French Republic Government Bond OAT, 0.50%, 05/25/2072(b)	EUR	5,640,000	1,822,885
			11,217,418
Germany–0.09%
Volkswagen International Finance N.V., 4.63%(b)(c)(e)	EUR	520,000	617,462
Greece–0.15%
Eurobank S.A., 5.88%, 11/28/2029(b)(c)	EUR	775,000	993,931
India–0.48%
India Government Bond, 7.09%, 08/05/2054	INR	275,000,000	3,241,094
Ivory Coast–0.17%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(b)	EUR	1,000,000	1,128,734
Japan–1.93%
Japan Government Bond,
0.40%, 03/20/2050	JPY	1,090,300,000	4,546,988
3.10%, 03/20/2065	JPY	943,650,000	6,571,321
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	JPY	578,700,000	1,917,079
			13,035,388
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
Mexico–4.02%
Mexican Bonos, 8.50%, 02/28/2030	MXN	364,000,000	$19,281,170
Mexican Udibonos, 4.00%, 08/30/2029	MXN	153,015,246	7,934,751
			27,215,921
Netherlands–0.27%
ABN AMRO Bank N.V., 4.38%(b)(c)(e)	EUR	1,300,000	1,535,340
Sunrise FinCo I B.V., 4.63%, 05/15/2032(b)	EUR	250,000	297,451
			1,832,791
South Africa–2.42%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	181,200,000	9,785,873
Series 2040, 9.00%, 01/31/2040	ZAR	135,000,000	6,602,942
			16,388,815
Spain–1.27%
Banco Bilbao Vizcaya Argentaria S.A., 6.00%(b)(c)(e)	EUR	1,800,000	2,149,192
Spain Government Bond, 1.45%, 10/31/2071(b)	EUR	5,025,000	2,746,985
Telefonica Europe B.V.,
2.88%(b)(c)(e)	EUR	1,500,000	1,733,805
7.13%(b)(c)(e)	EUR	1,500,000	1,939,301
			8,569,283
Supranational–0.06%
African Development Bank, 0.00%, 01/17/2050(i)	ZAR	78,000,000	340,729
International Finance Corp., 0.00%, 02/15/2029(b)(i)	TRY	3,700,000	35,281
			376,010
United Kingdom–0.20%
Lloyds Banking Group PLC, 8.50%(c)(e)	GBP	950,000	1,370,033
United States–0.72%
Ball Corp., 4.25%, 07/01/2032	EUR	235,000	280,739
Bausch + Lomb Corp., 5.87% (3 mo. EURIBOR + 3.88%), 01/15/2031(b)(l)	EUR	100,000	118,755
Ford Motor Credit Co. LLC, 6.86%, 06/05/2026	GBP	3,000,000	4,183,570
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/2033(b)	EUR	250,000	305,370
			4,888,434
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $154,650,912)			156,707,395
Principal Amount		Value

Asset-Backed Securities–13.22%
Angel Oak Mortgage Trust,
Series 2024-8, Class A3, 5.75%, 05/27/2069(b)	$1,067,053	$1,067,834
Series 2024-12, Class A2, 5.86%, 10/25/2069(b)	339,394	340,969
Series 2024-12, Class A3, 6.01%, 10/25/2069(b)	546,556	549,485
Series 2025-6, Class A3, 5.92%, 04/25/2070(b)	1,193,917	1,200,350
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(l)	6,625	6,320
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.67%, 01/15/2051(m)	3,613,143	39,103
BRAVO Residential Funding Trust,
Series 2023-NQM7, Class A1, 7.13%, 09/25/2063(b)	1,155,873	1,174,116
Series 2023-NQM7, Class A2, 7.38%, 09/25/2063(b)	1,626,089	1,651,743
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.03%, 11/13/2050(m)	1,718,415	25,441
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.92%, 01/25/2036(n)	3,103	2,893
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.12%, 10/12/2050(m)	4,587,300	85,846
Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, 6.00%, 02/25/2055(b)(n)	878,195	889,064
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(n)	117,575	114,381
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(l)	25,479	24,463
COLT Mortgage Loan Trust, Series 2024-INV1, Class A3, 6.48%, 12/25/2068(b)	391,215	394,291
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.26%, 08/15/2057	1,000,000	920,350
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	85,188	84,937
Series 2005-J4, Class A7, 5.50%, 11/25/2035	151,773	126,388
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 2A1A, 2.73% (1 mo. Term SOFR + 0.26%), 11/15/2036(l)	6,357	5,664
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.89%, 06/25/2036(n)	17,913	16,536
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

FREMF Mortgage Trust,
Series 2017-K62, Class B, 4.01%, 01/25/2050(b)(n)	$280,000	$276,303
Series 2016-K54, Class C, 4.22%, 04/25/2048(b)(n)	1,810,000	1,791,171
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	325,500	330,834
GCAT Trust,
Series 2024-INV3, Class A17, 6.50%, 09/25/2054(b)(n)	173,855	177,337
Series 2025-NQM2, Class A1, 0.00%, 04/25/2070(b)(i)	1,049,789	1,054,196
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.02%, 07/25/2035(n)	854	805
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(n)	6,309	6,408
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(n)	680,000	628,592
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 4.63% (1 mo. Term SOFR + 0.31%), 08/25/2036(l)	637,962	215,975
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(m)	1,579,877	27,472
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM5, Class A3, 6.00%, 10/25/2069(b)	853,492	858,217
Series 2025-NQM1, Class A3, 6.14%, 11/25/2069(b)	1,148,805	1,158,487
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM1, Series 2024- NQM1, Class A2, 6.41%, 12/25/2068(b)	872,824	880,082
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM2, Series 2024- NQM2, Class A3, 6.79%, 05/25/2069(b)	1,437,600	1,455,260
OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(b)	290,728	290,380
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(b)	559,092	558,980
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(b)	237,688	237,869
Series 2024-NQM12, Class A2, 5.78%, 07/25/2064(b)	537,926	539,008
Series 2024-NQM12, Class A3, 5.83%, 07/25/2064(b)	271,048	271,467
Series 2024-NQM12, Class M1, 5.93%, 07/25/2064(b)(n)	310,000	309,857
Series 2024-NQM18, Class A3, 5.87%, 10/25/2064(b)	1,086,587	1,091,557
	Principal Amount		Value

PMT Loan Trust, Series 2025- INV1, Class A7, 6.00%, 01/25/2060(b)(n)		$418,919	$424,768
PMT Loan Trust 2025-INV6, Series 2025-INV6, Class A8, 6.00%, 06/25/2056(b)(n)		250,000	253,763
Rate Mortgage Trust,
Series 2024-J3, Class A2, 5.50%, 10/25/2054(b)(n)		472,062	469,503
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(n)		2,100,000	2,105,514
RCKT Mortgage Trust,
Series 2025-CES5, Class A1A, 5.69%, 05/25/2055(b)		341,425	344,713
Series 2025-CES5, Class A1B, 5.84%, 05/25/2055(b)		890,675	899,215
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)		500,000	499,997
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036		4,199	3,324
SBNA Auto Receivables Trust 2025-SF1,
Series 2025-SF1, Class B, 5.12%, 03/17/2031(b)		300,000	300,118
Series 2025-SF1, Class C, 5.14%, 04/15/2031(b)		300,000	300,725
Series 2025-SF1, Class D, 5.34%, 09/15/2031(b)		300,000	301,144
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.28%, 11/15/2050(m)		2,533,829	42,976
Verus Securitization Trust, Series 2022-7, Class A3, 5.35%, 07/25/2067(b)(n)		376,345	379,130
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 4.69%, 12/25/2035(n)		2,181	2,012
Series 2003-AR10, Class A7, 6.50%, 10/25/2033(n)		11,839	11,444
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.98%, 12/15/2050(m)		2,434,035	41,273
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21%, 04/15/2030(b)		1,500,000	1,510,960
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046		90,069	87,738
Alba PLC,
Series 2007-1, Class F, 7.61% (SONIA + 3.37%), 03/17/2039(b)(j)(l)	GBP	575,156	752,202
Series 2006-2, Class F, 7.61% (SONIA + 3.37%), 12/15/2038(b)(j)(l)	GBP	399,232	502,928
Auburn 15 PLC,
Series E, 6.22% (SONIA + 2.00%), 07/20/2045(b)(j)(l)	GBP	629,000	843,184
Series F, 6.72% (SONIA + 2.50%), 07/20/2045(b)(j)(l)	GBP	749,000	1,005,054
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

Eurosail PLC,
Series 2006-2X, Class E1C, 7.61% (SONIA + 3.37%), 12/15/2044(b)(j)(l)	GBP	1,830,000	$2,256,569
Series 2006-4X, Class E1C, 7.36% (SONIA + 3.12%), 12/10/2044(b)(j)(l)	GBP	1,608,337	2,092,015
Series 2006-2X, Class D1A, 2.78% (3 mo. EURIBOR + 0.80%), 12/15/2044(b)(j)(l)	EUR	2,700,000	2,951,101
Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 5.25% (SONIA + 1.01%), 03/13/2045(b)(j)(l)	GBP	750,000	892,208
Eurosail-UK NP PLC, Series 2007-2X, Class D1A, 2.75% (3 mo. EURIBOR + 0.80%), 03/13/2045(b)(j)(l)	EUR	3,600,000	3,740,823
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 5.75% (3 mo. EURIBOR + 3.75%), 06/18/2039(b)(j)(l)	EUR	1,780,000	2,093,961
Jupiter Mortgage No.1 PLC,
Series 1A, Class ER, 8.30% (SONIA + 4.00%), 07/20/2055(b)(j)(l)	GBP	1,379,000	1,893,531
Series 1A, Class FR, 9.30% (SONIA + 5.00%), 07/20/2055(b)(j)(l)	GBP	852,000	1,169,904
Ludgate Funding PLC,
Series 2007-1, Class MA, 4.60% (SONIA + 0.36%), 01/01/2061(b)(j)(l)	GBP	718,367	933,554
Series 2006-1X, Class A2A, 4.55% (SONIA + 0.31%), 12/01/2060(b)(j)(l)	GBP	2,286,493	3,093,309
Mortgage Funding PLC, Series 2008-1, Class B2, 7.56% (SONIA + 3.32%), 03/13/2046(b)(j)(l)	GBP	6,497,463	8,574,513
Newday Funding Master Issuer PLC - Series 2024-3, Series 2024-3X, Class E, 7.97% (SONIA + 3.75%), 11/15/2032(b)(j)(l)	GBP	1,005,000	1,403,510
Newday Funding Master Issuer PLC - Series 2025-1, Series 2025-1X, Class E, 0.00% (SONIA + 3.30%), 04/15/2033(b)(i)(l)	GBP	1,510,000	2,082,383
Newgate Funding PLC,
Series 2006-2, Class CB, 2.37% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(j)(l)	EUR	444,007	479,083
Series 2007-3X, Class CB, 3.48% (3 mo. EURIBOR + 1.50%), 12/15/2050(b)(j)(l)	EUR	316,605	355,895
Towd Point Mortgage Funding 2024 - Granite 6 PLC,
Series 2024-GR6X, Class F, 8.80% (SONIA + 4.50%), 07/20/2053(b)(j)(l)	GBP	620,000	852,632
Series 2024-GR6A, Class F, 8.80% (SONIA + 4.50%), 07/20/2053(b)(j)(l)	GBP	950,000	1,306,452
Series 2024-GR6X, Class E, 7.80% (SONIA + 3.50%), 07/20/2053(b)(j)(l)	GBP	885,000	1,217,082
	Principal Amount		Value

Towd Point Mortgage Funding 2024 - Granite 7 PLC, Series 2024-GR7X, Class E, 7.47% (SONIA + 3.25%), 04/20/2051(b)(j)(l)	GBP	690,000	$949,055
Prosil Acquisition S.A., Series 2019-1, Class A, 4.19% (3 mo. EURIBOR + 2.00%), 10/31/2039(b)(j)(l)	EUR	989,593	960,942
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 4.69% (1 mo. EURIBOR + 2.80%), 11/14/2035(b)(j)(l)	EUR	2,913,710	3,412,087
Alhambra SME Funding DAC, Series 2019-1, Class D, 11.18% (1 mo. EURIBOR + 9.25%), 11/30/2028(b)(j)(l)	EUR	62,179	68,182
Hera Financing DAC,
Series 2024-1A, Class B, 7.19% (SONIA + 2.95%), 11/17/2034(b)(j)(l)	GBP	1,445,470	1,988,925
Series 2024-1A, Class C, 7.99% (SONIA + 3.75%), 11/17/2034(b)(j)(l)	GBP	826,125	1,134,305
Series 2024-1A, Class A, 6.14% (SONIA + 1.90%), 11/17/2034(b)(j)(l)	GBP	1,031,907	1,420,818
Last Mile Logistics Pan Euro Finance DAC, Series E, 4.83% (3 mo. EURIBOR + 2.70%), 08/17/2033(b)(j)(l)	EUR	2,420,276	2,823,944
FTA Consumo Santander, 6.59% (3 mo. EURIBOR + 4.50%), 01/21/2040(b)(j)(l)	EUR	1,500,000	1,773,684
IM Pastor 4, FTA, Series B, 2.23% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(j)(l)	EUR	1,000,000	843,738
Fideicomiso Dorrego Y Libertador,
2.00%, 12/31/2043(g)		$3,144,648	2,987,416
0.00%, 12/31/2043(g)(i)(j)	ARS	33,994,486	26,812
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(g)(i)(j)(n)	ARS	133,500,000	745,470
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, 10.67% (3 mo. Term SOFR + 6.41%), 10/15/2030(b)(l)		$1,010,000	1,012,811
Total Asset-Backed Securities (Cost $88,340,026)			89,498,830
U.S. Treasury Securities–7.58%
U.S. Treasury Bills–3.52%
4.04 - 4.11%, 05/14/2026(o)(p)(q)		23,795,512	23,820,604
U.S. Treasury Inflation — Indexed Bonds–4.06%
1.50%, 02/15/2053(r)		12,728,859	12,969,258
2.13%, 02/15/2054(r)		14,207,207	14,512,614
			27,481,872
Total U.S. Treasury Securities (Cost $50,731,578)			51,302,476
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–5.75%
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 - 07/25/2032(s)	$115,901	$12,750
6.00%, 12/25/2032 - 08/25/2035(m)(s)	349,906	45,504
5.50%, 01/25/2034 - 06/25/2035(s)	117,151	16,088
Fannie Mae REMICs,
IO, 2.28% (6.70% - (30 Day Average SOFR + 0.11%)), 10/25/2031 - 05/25/2035(l)(s)	85,254	7,153
3.48% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 - 12/18/2031(l)(s)	10,958	982
3.48% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(l)(s)	1,727	173
3.53% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(l)(s)	1,823	163
3.68% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(l)(s)	2,795	292
2.58% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(l)(s)	10,501	809
3.38% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(l)(s)	1,372	148
3.58% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 - 09/25/2032(l)(s)	5,751	604
3.68% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(l)(s)	19,631	1,800
3.83% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 - 05/25/2033(l)(s)	19,953	2,988
7.00%, 03/25/2033 - 04/25/2033(s)	59,451	8,519
3.13% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(l)(s)	81,223	9,254
1.63% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 07/25/2038(l)(s)	103,347	8,225
2.33% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 05/25/2035(l)(s)	67,911	2,723
2.18% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(l)(s)	48,857	3,011
2.81% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(l)(s)	87,314	4,495
Principal Amount		Value

2.12% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(l)(s)	$102,887	$8,225
4.00%, 04/25/2041(s)	140,093	11,517
2.13% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(l)(s)	36,906	3,031
1.73% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(l)(s)	127,520	14,867
6.00%, 01/25/2032	9,331	9,562
5.42% (30 Day Average SOFR + 1.11%), 04/25/2032 - 12/25/2032(l)	79,031	79,801
4.92% (30 Day Average SOFR + 0.61%), 09/25/2032(l)	19,241	19,165
4.92% (30 Day Average SOFR + 0.61%), 10/18/2032(l)	5,900	5,881
4.82% (30 Day Average SOFR + 0.51%), 11/25/2033(l)	3,330	3,323
8.36% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(l)	24,015	28,444
7.99% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(l)	27,016	30,222
5.36% (30 Day Average SOFR + 1.05%), 06/25/2037(l)	5,747	5,795
4.00%, 03/25/2041	16,891	16,178
Federal Home Loan Mortgage Corp.,
6.50%, 08/01/2031	18,539	19,237
5.00%, 09/01/2033 - 03/01/2053	12,723,484	12,528,598
7.00%, 10/01/2037	5,570	5,882
4.50%, 10/01/2052	6,142,978	5,929,990
Federal National Mortgage Association,
7.50%, 10/01/2029 - 03/01/2033	64,837	66,783
7.00%, 07/01/2032 - 04/01/2033	9,458	9,979
5.00%, 07/01/2033	52,597	53,103
5.50%, 02/01/2035 - 03/01/2053	12,512,838	12,568,782
4.50%, 07/01/2052	6,728,826	6,475,525
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.79%, 02/25/2026(m)	1,363,253	2,690
Series K735, Class X1, IO, 1.10%, 05/25/2026(m)	2,789,085	16,191
Series K093, Class X1, IO, 1.08%, 05/25/2029(m)	18,474,254	562,901
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

Freddie Mac REMICs,
7.00%, 09/15/2026	$6,172	$6,170
4.87% (30 Day Average SOFR + 0.56%), 12/15/2028 - 02/15/2029(l)	37,937	37,840
6.00%, 04/15/2029	17,499	17,746
6.50%, 10/15/2029 - 06/15/2032	66,567	68,905
4.97% (30 Day Average SOFR + 0.66%), 06/15/2031 - 01/15/2032(l)	42,766	42,670
5.42% (30 Day Average SOFR + 1.11%), 02/15/2032 - 03/15/2032(l)	29,576	29,731
3.50%, 05/15/2032	8,174	8,020
8.55% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(l)	20,139	22,532
4.00%, 06/15/2038	10,495	10,070
IO, 3.53% (7.95% - (30 Day Average SOFR + 0.11%)), 12/15/2026(l)(s)	5,658	71
4.28% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(l)(s)	2	0
3.23% (7.65% - (30 Day Average SOFR + 0.11%)), 03/15/2029(l)(s)	39,528	2,013
3.68% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(l)(s)	2,044	120
3.58% (8.00% - (30 Day Average SOFR + 0.11%)), 04/15/2032(l)(s)	67,374	2,340
2.63% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(l)(s)	31,954	2,162
2.28% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(l)(s)	33,681	2,088
2.33% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(l)(s)	5,040	303
2.30% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(l)(s)	102,329	7,672
2.58% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(l)(s)	22,730	2,408
1.58% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(l)(s)	10,993	970
1.65% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(l)(s)	46,597	3,952
1.83% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(l)(s)	11,450	1,034
Freddie Mac STRIPS,
IO, 6.50%, 02/01/2028(s)	445	25
7.00%, 09/01/2029(s)	4,101	388
6.00%, 12/15/2032(s)	12,346	1,380
Principal Amount		Value

Government National Mortgage Association,
ARM, 4.75% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 11/20/2025(l)	$36	$36
8.00%, 05/15/2026	1,178	1,180
7.00%, 04/15/2028 - 07/15/2028	8,717	8,809
IO, 2.12% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(l)(s)	51,603	2,907
2.22% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(l)(s)	74,486	4,976
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $40,073,978)		38,889,871

Agency Credit Risk Transfer Notes–5.30%
United States–5.30%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R04, Class 1M2, 7.41% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(l)	770,000	793,776
Series 2022-R05, Class 2M1, 6.21% (30 Day Average SOFR + 1.90%), 04/25/2042(b)(l)	1,021,221	1,025,353
Series 2022-R08, Class 1M2, 7.91% (30 Day Average SOFR + 3.60%), 07/25/2042(b)(l)	1,350,000	1,409,661
Series 2023-R02, Class 1M1, 6.61% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(l)	379,830	387,846
Series 2023-R03, Class 2M1, 6.81% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(l)	595,820	604,582
Series 2023-R04, Class 1M1, 6.61% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(l)	786,766	803,617
Series 2023-R06, Class 1M1, 6.01% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(l)	336,418	338,412
Series 2023-R06, Class 1M2, 7.01% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(l)	490,000	506,399
Series 2023-R06, Class 1B1, 8.21% (30 Day Average SOFR + 3.90%), 07/25/2043(b)(l)	565,000	597,813
Series 2023-R08, Class 1M2, 6.81% (30 Day Average SOFR + 2.50%), 10/25/2043(b)(l)	280,000	288,217
Series 2023-R08, Class 1M1, 5.81% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(l)	258,151	259,042
Series 2024-R02, Class 1M2, 6.11% (30 Day Average SOFR + 1.80%), 02/25/2044(b)(l)	3,100,000	3,130,858
Series 2024-R03, Class 2M2, 6.26% (30 Day Average SOFR + 1.95%), 03/25/2044(b)(l)	3,180,000	3,210,817
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Freddie Mac,
Series 2022-DNA3, Class M1B, STACR®, 7.21% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(l)	$3,000,000	$3,092,269
Series 2022-HQA2, Class M1, STACR®, 8.31% (30 Day Average SOFR + 4.00%), 07/25/2042(b)(l)	1,500,000	1,584,338
Series 2022-HQA3, Class M1, STACR®, 7.86% (30 Day Average SOFR + 3.55%), 08/25/2042(b)(l)	1,500,000	1,570,902
Series 2022-HQA3, Class M2, STACR®, 9.66% (30 Day Average SOFR + 5.35%), 08/25/2042(b)(l)	1,605,000	1,725,139
Series 2022-DNA6, Class M1, STACR®, 6.46% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(l)	200,785	202,343
Series 2023-DNA1, Class M1, STACR®, 6.41% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(l)	722,309	733,263
Series 2023-HQA1, Class M1, STACR®, 7.81% (30 Day Average SOFR + 3.50%), 05/25/2043(b)(l)	2,885,325	3,050,120
Series 2023-HQA2, Class M1, STACR®, 6.31% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(l)	480,882	483,642
Series 2023-HQA2, Class M1, STACR®, 7.66% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(l)	900,000	938,477
Series 2023-HQA3, Class M2, STACR®, 7.66% (30 Day Average SOFR + 3.35%), 11/25/2043(b)(l)	3,100,000	3,274,449
Series 2024-DNA1, Class M2, STACR®, 6.26% (30 Day Average SOFR + 1.95%), 02/25/2044(b)(l)	1,550,000	1,574,368
Series 2024-HQA1, Class M2, STACR®, 6.31% (30 Day Average SOFR + 2.00%), 03/25/2044(b)(l)	1,670,900	1,689,225
Series 2024-DNA2, Class M2, STACR®, 6.01% (30 Day Average SOFR + 1.70%), 05/25/2044(b)(l)	387,500	390,009
Series 2024-HQA2, Class M2, STACR®, 6.11% (30 Day Average SOFR + 1.80%), 08/25/2044(b)(l)	1,550,000	1,556,453
Series 2025-DNA2, Class A1, 5.41% (30 Day Average SOFR + 1.10%), 05/25/2045(b)(l)	625,625	626,234
Total Agency Credit Risk Transfer Notes (Cost $35,191,966)		35,847,624
Shares
Common Stocks & Other Equity Interests–1.65%
Argentina–1.64%
Banco BBVA Argentina S.A.	80,000	438,355
Shares		Value
Argentina–(continued)
Banco Macro S.A., Class B	170,000	$1,192,609
Grupo Financiero Galicia S.A., Class B	535,000	2,709,417
Pampa Energia S.A.(t)	400,000	1,114,153
YPF S.A., ADR(d)(t)	22,500	707,625
YPF S.A., Class D(t)	157,100	4,969,279
		11,131,438
United States–0.01%
Claire’s Holdings LLC, Class S	235	35
McDermott International Ltd.(t)	312	3,434
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(g)(t)	31,946	958
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(g)(t)	35,496	1,065
Murray Energy Corp.	478	35,253
Sabine Oil & Gas Holdings, Inc.(g)(t)	837	59
Windstream Services LLC, Wts.	176	3,322
		44,126
Total Common Stocks & Other Equity Interests (Cost $9,545,998)		11,175,564
Principal Amount
Variable Rate Senior Loan Interests–0.47%(u)(v)
United States–0.47%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 7.58% (3 mo. Term SOFR + 3.25%), 05/07/2032	$172,500	173,837
ACNR Holdings, Inc., Term Loan, 13.00% (3 mo.Term SOFR+13.00%), 12/11/2029	25,872	25,403
Bausch and Lomb, Inc., Term Loan, 8.57% (1 mo. Term SOFR + 4.25%), 01/30/2031	275,000	275,861
Claire’s Stores, Inc., Term Loan, 10.73% (1 mo. USD LIBOR + 6.58%), 12/18/2026	71,011	28,286
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.44% (1 mo. Term SOFR + 4.00%), 08/23/2028	285,646	283,962
Cloud Software Group, Inc., Term Loan B, 7.80% (3 mo. Term SOFR + 3.50%), 03/30/2029	275,000	275,609
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.58% (3 mo. Term SOFR + 3.25%), 01/31/2030	287,092	289,006
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 6.83% (3 mo. Term SOFR + 2.50%), 08/04/2031	427,845	427,693
Greystar Real Estate Partners LLC, Term Loan B, 7.05% (1 mo. Term SOFR + 2.75%), 08/21/2030(g)	154,463	155,042
MPH Acquisition Holdings LLC, Term Loan, 8.03% (3 mo. Term SOFR + 3.75%), 12/31/2030	139,650	137,834
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan B, 7.08% (1 mo. Term SOFR + 2.75%), 01/28/2032	$270,000	$270,591
Prairie Acquiror L.P., Term Loan B, 8.58% (1 mo. Term SOFR + 4.25%), 08/01/2029	316,012	318,480
TransDigm, Inc., Term Loan L, 6.80% (3 mo. Term SOFR + 2.50%), 01/19/2032	536,945	538,360
Total Variable Rate Senior Loan Interests (Cost $3,234,363)		3,199,964
Commercial Paper–0.06%(q)
Argentina–0.06%
TMF Trust Co. (Argentina) S.A., 12.00%, 01/08/2026(g)	84,055	84,330
TMF Trust Co. (Argentina) S.A., 12.00%, 07/08/2026(g)	98,928	99,628
TMF Trust Co. (Argentina) S.A., 12.00%, 01/07/2027(g)	136,485	137,920
TMF Trust Co. (Argentina) S.A., 12.00%, 04/07/2027(g)	60,579	61,295
Total Commercial Paper (Cost $380,047)		383,173
Shares
Preferred Stocks–0.00%
United States–0.00%
Claire’s Holdings LLC, Series A, Pfd.(g) (Cost $36,875)	71	9,230
Shares		Value
Money Market Funds–3.48%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(w)(x)	8,251,762	$8,251,762
Invesco Treasury Portfolio, Institutional Class, 4.23%(w)(x)	15,324,700	15,324,700
Total Money Market Funds (Cost $23,576,462)		23,576,462

Options Purchased–4.21%
(Cost $25,985,056)(y)		28,490,294
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-97.70% (Cost $655,479,232)		661,175,483
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.01%
Invesco Private Government Fund, 4.34%(w)(x)(z)	7,528,731	7,528,731
Invesco Private Prime Fund, 4.49%(w)(x)(z)	19,571,851	19,577,723
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,104,497)		27,106,454
TOTAL INVESTMENTS IN SECURITIES—101.71% (Cost $682,583,729)		688,281,937
OTHER ASSETS LESS LIABILITIES–(1.71)%		(11,550,222)
NET ASSETS–100.00%		$676,731,715
Investment Abbreviations:
ADR	– American Depositary Receipt
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CNY	– Chinese Yuan Renminbi
Ctfs.	– Certificates
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
IO	– Interest Only
JPY	– Japanese Yen
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2025 was $276,321,766, which represented 40.83% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	All or a portion of this security was out on loan at June 30, 2025.
(e)	Perpetual bond with no specified maturity date.
(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at June 30, 2025 represented less than 1% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Zero coupon bond issued at a discount.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2025.
(m)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30,
2025.

(n)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2025.

(o)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1O.
(p)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1R.
(q)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(r)	Principal amount of security and interest payments are adjusted for inflation. See Note 1K.
(s)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(t)	Non-income producing security.
(u)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(v)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(w)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Invesco Senior Loan ETF	$15,465,380	$-	$(14,779,002)	$51,350	$(737,728)	$-	$251,828
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	22,992,662	79,658,431	(94,399,331)	-	-	8,251,762	275,536
Invesco Treasury Portfolio, Institutional Class	42,700,657	147,937,086	(175,313,043)	-	-	15,324,700	508,009
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,793,470	55,614,464	(59,879,203)	-	-	7,528,731	237,325*
Invesco Private Prime Fund	30,646,279	118,319,070	(129,387,815)	1,957	(1,768)	19,577,723	646,588*
Total	$123,598,448	$401,529,051	$(473,758,394)	$53,307	$(739,496)	$50,682,916	$1,919,286

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of
Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(x)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(y)	The table below details options purchased.
(z)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1L.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus CNH	Call	Merrill Lynch International	09/29/2025	CNH	5.10	AUD	1,510,000	$27,815
AUD versus JPY	Call	Goldman Sachs International	07/03/2025	JPY	120.00	AUD	1,863,333	1
AUD versus USD	Call	Deutsche Bank AG	08/13/2025	USD	0.66	AUD	30,290,000	44,775
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	12/01/2025	USD	0.70	AUD	3,990,000	454,740
AUD versus USD	Call	Merrill Lynch International	08/07/2025	USD	0.66	AUD	27,740,000	281,944
AUD versus USD	Call	Merrill Lynch International	04/07/2026	USD	0.75	AUD	4,593,000	219,356
EUR versus USD	Call	Deutsche Bank AG	09/30/2025	USD	1.22	EUR	1,470,000	432,074
EUR versus USD	Call	Deutsche Bank AG	12/23/2025	USD	1.20	EUR	3,000,000	83,540
EUR versus USD	Call	Goldman Sachs International	09/25/2025	USD	1.20	EUR	3,740,000	430,377
EUR versus USD	Call	Goldman Sachs International	11/26/2025	USD	1.20	EUR	3,100,000	588,923
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/10/2025	USD	1.25	EUR	7,075,000	898,164
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/27/2025	USD	1.22	EUR	3,030,000	845,263
EUR versus USD	Call	Merrill Lynch International	08/22/2025	USD	1.19	EUR	3,000,000	579,587
EUR versus USD	Call	Merrill Lynch International	05/08/2026	USD	1.35	EUR	10,100,000	760,357
EUR versus USD	Call	Morgan Stanley and Co. International PLC	05/11/2026	USD	1.30	EUR	6,060,000	922,636
USD versus THB	Call	Goldman Sachs International	08/14/2025	THB	34.50	USD	15,420,000	11,179
Subtotal — Foreign Currency Call Options Purchased								6,580,731
Currency Risk
EUR versus PLN	Put	Goldman Sachs International	09/24/2025	PLN	4.15	EUR	1,500,000	155,284
EUR versus ZAR	Put	Goldman Sachs International	10/01/2025	ZAR	20.20	EUR	1,350,000	158,640
GBP versus USD	Put	J.P. Morgan Chase Bank, N.A.	07/28/2025	USD	1.15	GBP	1,545,000	13
USD versus BRL	Put	Goldman Sachs International	07/24/2025	BRL	5.35	USD	15,470,000	52,660
USD versus BRL	Put	Goldman Sachs International	09/18/2025	BRL	5.25	USD	3,830,000	596,534
USD versus BRL	Put	Goldman Sachs International	09/23/2025	BRL	5.45	USD	3,000,000	311,415
USD versus BRL	Put	Goldman Sachs International	06/18/2026	BRL	5.75	USD	20,970,000	823,576
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	07/03/2025	BRL	5.25	USD	15,527,500	16
USD versus BRL	Put	Merrill Lynch International	09/10/2025	BRL	5.30	USD	2,325,000	492,419
USD versus BRL	Put	Morgan Stanley and Co. International PLC	08/25/2025	BRL	5.40	USD	1,500,000	181,227
USD versus CAD	Put	Deutsche Bank AG	05/06/2026	CAD	1.20	USD	3,790,000	108,265
USD versus CAD	Put	Morgan Stanley and Co. International PLC	11/05/2025	CAD	1.28	USD	3,790,000	217,144
USD versus CNH	Put	Goldman Sachs International	08/12/2025	CNH	6.90	USD	1,510,000	112,943
USD versus CNH	Put	Goldman Sachs International	09/11/2025	CNH	7.00	USD	38,750,000	101,912
USD versus INR	Put	Goldman Sachs International	05/22/2026	INR	82.00	USD	3,000,000	240,579
USD versus JPY	Put	Goldman Sachs International	07/21/2025	JPY	137.00	USD	15,155,000	11,988
USD versus JPY	Put	Goldman Sachs International	09/08/2025	JPY	130.00	USD	6,140,000	204,597
USD versus JPY	Put	Goldman Sachs International	05/06/2026	JPY	110.00	USD	15,140,000	269,719
USD versus JPY	Put	Merrill Lynch International	07/21/2025	JPY	136.00	USD	24,250,000	13,410
USD versus JPY	Put	Morgan Stanley and Co. International PLC	09/30/2025	JPY	133.00	USD	3,830,000	329,135
USD versus KRW	Put	Deutsche Bank AG	05/20/2026	KRW	1,200.00	USD	1,500,000	174,468
USD versus KRW	Put	Merrill Lynch International	08/06/2025	KRW	1,325.00	USD	15,140,000	94,080
USD versus KRW	Put	Merrill Lynch International	11/28/2025	KRW	1,200.00	USD	11,980,000	539,208
USD versus KRW	Put	Merrill Lynch International	05/15/2026	KRW	1,300.00	USD	69,900,000	428,487
USD versus MXN	Put	Goldman Sachs International	09/30/2025	MXN	18.40	USD	1,820,000	197,377
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	08/21/2025	MXN	19.25	USD	760,000	122,058
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	12/16/2025	MXN	17.50	USD	1,500,000	124,629
USD versus MXN	Put	Merrill Lynch International	08/14/2025	MXN	18.50	USD	3,000,000	450,474
USD versus MXN	Put	Merrill Lynch International	09/18/2025	MXN	18.50	USD	3,065,000	1,049,919
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus NOK	Put	J.P. Morgan Chase Bank, N.A.	10/23/2025	NOK	9.70	USD	1,500,000	$1,458
USD versus NOK	Put	UBS AG	10/23/2025	NOK	9.50	USD	1,500,000	141,312
USD versus ZAR	Put	Goldman Sachs International	12/16/2025	ZAR	17.75	USD	2,325,000	285,712
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	08/07/2025	ZAR	17.95	USD	1,850,000	341,756
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	09/17/2025	ZAR	17.70	USD	1,500,000	233,823
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	10/30/2025	ZAR	17.35	USD	1,470,000	111,788
USD versus ZAR	Put	UBS AG	08/07/2025	ZAR	17.60	USD	37,440,000	107,940
USD versus ZAR	Put	UBS AG	12/16/2025	ZAR	17.60	USD	31,000,000	48,143
Subtotal — Foreign Currency Put Options Purchased								8,834,108
Total Foreign Currency Options Purchased								$15,414,839

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,680,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.38%	Receive	6 Month EURIBOR	Semi-Annually	06/24/2026	EUR	58,910,000	$794,045
Interest Rate Risk
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.60	Pay	6 Month EURIBOR	Semi-Annually	02/22/2027	EUR	27,760,000	1,320,522
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.16	Pay	6 Month EURIBOR	Semi-Annually	06/26/2028	EUR	16,470,000	654,522
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.92	Pay	SOFR	Annually	05/03/2027	USD	24,230,000	898,226
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	46,500,000	9,408,140
Subtotal — Interest Rate Put Swaptions Purchased										12,281,410
Total Interest Rate Swaptions Purchased										$13,075,455

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,680,000.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value
Credit Risk
J.P. Morgan Chase Bank, N.A.	Put	103.00%	Markit CDX North America High Yield Index, Series 44, Version 1	5.00%	Quarterly	09/17/2025	3.188%	USD	30,000,000	$(86,655)
J.P. Morgan Chase Bank, N.A.	Put	104.00	Markit CDX North America High Yield Index, Series 44, Version 1	5.00	Quarterly	08/20/2025	3.188	USD	30,000,000	(60,884)
J.P. Morgan Chase Bank, N.A.	Put	103.00	Markit CDX North America High Yield Index, Series 44, Version 1	5.00	Quarterly	08/20/2025	3.188	USD	21,000,000	(33,535)
J.P. Morgan Chase Bank, N.A.	Put	400.00	Markit iTraxx Europe Crossover Index, Series 43, Version 1	5.00	Quarterly	10/15/2025	2.802	EUR	30,000,000	(132,062)
Total Credit Default Swaptions Written										$(313,136)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,680,000.
(b)
Implied credit spreads represent the current level, as of June 30, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Merrill Lynch International	08/07/2025	USD	0.69	AUD	27,740,000	$(31,274)
EUR versus USD	Call	Deutsche Bank AG	07/31/2025	USD	1.21	EUR	880,000	(295,365)
USD versus BRL	Call	Goldman Sachs International	06/18/2026	BRL	6.60	USD	20,970,000	(471,238)
USD versus IDR	Call	Goldman Sachs International	08/14/2025	IDR	17,000.00	USD	23,137,500	(25,752)
USD versus JPY	Call	Goldman Sachs International	07/21/2025	JPY	145.00	USD	15,155,000	(90,839)
USD versus JPY	Call	Merrill Lynch International	07/21/2025	JPY	148.00	USD	12,125,000	(14,926)
USD versus JPY	Call	Morgan Stanley and Co. International PLC	10/02/2025	JPY	150.00	USD	765,000	(122,037)
USD versus KRW	Call	Merrill Lynch International	05/15/2026	KRW	1,455.00	USD	19,970,000	(215,716)
USD versus MXN	Call	Goldman Sachs International	03/27/2026	MXN	23.00	USD	1,235,000	(80,877)
USD versus THB	Call	Goldman Sachs International	08/14/2025	THB	36.00	USD	15,420,000	(1,434)
USD versus TRY	Call	Goldman Sachs International	09/11/2025	TRY	47.00	USD	15,500,000	(222,224)
USD versus TRY	Call	Goldman Sachs International	02/18/2026	TRY	48.50	USD	9,230,000	(603,974)
USD versus TRY	Call	Goldman Sachs International	03/11/2026	TRY	48.20	USD	7,705,000	(584,702)
USD versus TRY	Call	Goldman Sachs International	03/20/2026	TRY	51.00	USD	7,670,000	(498,450)
USD versus ZAR	Call	Goldman Sachs International	03/11/2026	ZAR	20.00	USD	7,675,000	(112,032)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/01/2026	ZAR	20.00	USD	3,740,000	(81,304)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/01/2026	ZAR	21.50	USD	7,490,000	(84,248)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/18/2026	ZAR	20.50	USD	11,230,000	(209,608)
Subtotal — Foreign Currency Call Options Written								(3,746,000)
Currency Risk
AUD versus USD	Put	J.P. Morgan Chase Bank, N.A.	12/01/2025	USD	0.60	AUD	19,970,000	(47,934)
AUD versus USD	Put	Merrill Lynch International	08/07/2025	USD	0.62	AUD	27,740,000	(21,251)
USD versus BRL	Put	Goldman Sachs International	06/18/2026	BRL	5.35	USD	20,970,000	(320,652)
USD versus JPY	Put	Merrill Lynch International	07/21/2025	JPY	132.00	USD	24,250,000	(2,668)
USD versus KRW	Put	Merrill Lynch International	08/06/2025	KRW	1,275.00	USD	15,140,000	(14,292)
USD versus THB	Put	Goldman Sachs International	08/14/2025	THB	32.55	USD	15,420,000	(253,582)
USD versus ZAR	Put	Goldman Sachs International	03/11/2026	ZAR	17.50	USD	7,675,000	(217,847)
Subtotal — Foreign Currency Put Options Written								(878,226)
Total Foreign Currency Options Written								$(4,624,226)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,680,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.75%	SOFR	Receive	Annually	12/26/2025	USD	36,640,000	$(1,115,628)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.50	SOFR	Receive	Annually	04/07/2026	USD	127,875,000	(2,465,748)
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.76	SOFR	Receive	Annually	12/29/2025	USD	24,100,000	(762,997)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.40	6 Month EURIBOR	Receive	Semi-Annually	04/07/2026	EUR	49,125,000	(1,210,042)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	SOFR	Receive	Annually	07/11/2029	USD	18,635,000	(613,347)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.59	6 Month EURIBOR	Receive	Semi-Annually	05/21/2026	EUR	22,470,000	(955,798)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.46	SOFR	Receive	Annually	04/22/2030	USD	20,210,000	(1,513,763)
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.17	6 Month EURIBOR	Receive	Semi-Annually	09/14/2026	EUR	30,680,000	(293,226)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.50%	SOFR	Receive	Annually	12/26/2025	USD	23,960,000	$(398,485)
10 Year Interest Rate Swap	Call	Merrill Lynch International	3.50	SOFR	Receive	Annually	11/05/2025	USD	50,480,000	(584,907)
5 Year Interest Rate Swap	Call	Merrill Lynch International	2.76	CORRA	Receive	Semi-Annually	09/08/2025	CAD	40,860,000	(340,171)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.58	6 Month EURIBOR	Receive	Semi-Annually	05/21/2026	EUR	8,990,000	(613,343)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.80	SOFR	Receive	Annually	10/22/2025	USD	20,210,000	(517,469)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.60	6 Month EURIBOR	Receive	Semi-Annually	06/24/2026	EUR	9,980,000	(745,809)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.72	SOFR	Receive	Annually	11/06/2025	USD	15,140,000	(334,389)
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.25	SOFR	Receive	Annually	06/26/2026	USD	59,906,130	(871,032)
Subtotal—Interest Rate Call Swaptions Written										(13,336,154)
Interest Rate Risk
30 Year Interest Rate Swap	Put	Barclays Bank PLC	5.55	SONIA	Pay	Annually	05/10/2027	GBP	20,190,000	(781,891)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	2.73	6 Month EURIBOR	Pay	Semi-Annually	05/24/2027	EUR	32,200,000	(568,429)
1 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	4.11	SOFR	Pay	At Maturity	06/21/2027	USD	399,370,000	(966,368)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.17	6 Month EURIBOR	Pay	Semi-Annually	09/14/2026	EUR	30,680,000	(140,813)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.30	6 Month EURIBOR	Pay	Semi-Annually	03/18/2027	EUR	110,440,000	(927,492)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.78	6 Month EURIBOR	Pay	Semi-Annually	06/26/2028	EUR	74,880,000	(666,157)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.15	6 Month EURIBOR	Pay	Semi-Annually	02/22/2027	EUR	55,520,000	(1,286,386)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.50	6 Month EURIBOR	Pay	Semi-Annually	04/07/2026	EUR	57,425,000	(560,156)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.54	SOFR	Pay	Annually	05/03/2027	USD	100,950,000	(793,046)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.75	SOFR	Pay	Annually	06/26/2026	USD	59,906,130	(651,286)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.65	6 Month EURIBOR	Pay	Semi-Annually	05/20/2027	EUR	29,960,000	(577,744)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.45	6 Month EURIBOR	Pay	Semi-Annually	12/29/2025	EUR	57,425,000	(410,143)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.72	SONIA	Pay	Annually	05/04/2027	GBP	15,230,000	(1,369,620)
Subtotal—Interest Rate Put Swaptions Written										(9,699,531)
Total Interest Rate Swaptions Written										$(23,035,685)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,680,000.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	38	September-2025	$7,904,891	$19,239	$19,239
U.S. Treasury 5 Year Notes	616	September-2025	67,144,000	663,189	663,189
U.S. Treasury 10 Year Notes	3,163	September-2025	354,651,375	5,445,127	5,445,127
Subtotal—Long Futures Contracts				6,127,555	6,127,555
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	8	September-2025	$(914,125)	$(20,327)	$(20,327)
U.S. Treasury Long Bonds	12	September-2025	(1,385,625)	(49,802)	(49,802)
U.S. Treasury Ultra Bonds	16	September-2025	(1,906,000)	(51,654)	(51,654)
Subtotal—Short Futures Contracts				(121,783)	(121,783)
Total Futures Contracts				$6,005,772	$6,005,772

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/17/2025	Barclays Bank PLC	NOK	1,738,064	USD	172,608	$90
09/17/2025	Barclays Bank PLC	USD	10,413	CAD	14,152	20
09/17/2025	Barclays Bank PLC	USD	5,386,820	GBP	4,000,000	106,469
09/17/2025	BNP Paribas S.A.	USD	24,128,321	AUD	36,964,407	238,363
08/04/2025	Citibank, N.A.	USD	3,681,985	BRL	20,435,716	50,293
08/29/2025	Crédit Agricole S.A.	USD	8,067,494	EUR	6,975,000	180,277
07/02/2025	Deutsche Bank AG	USD	56,893,710	BRL	313,250,432	762,220
07/23/2025	Deutsche Bank AG	USD	44,443,177	EUR	38,395,833	847,925
08/04/2025	Deutsche Bank AG	USD	4,346,182	BRL	24,130,000	60,802
09/17/2025	Deutsche Bank AG	USD	261,226	CLP	243,736,483	359
09/17/2025	Deutsche Bank AG	USD	36,681,557	EUR	31,085,000	121,281
09/17/2025	Deutsche Bank AG	USD	186,810	HUF	66,412,962	8,159
09/17/2025	Deutsche Bank AG	USD	4,030,627	INR	347,033,343	4,153
09/17/2025	Deutsche Bank AG	USD	18,911,756	KRW	25,564,344,697	71,903
09/17/2025	Deutsche Bank AG	USD	9,023,954	MXN	173,727,890	159,640
11/18/2025	Deutsche Bank AG	USD	23,570,232	EUR	21,490,000	1,970,521
07/11/2025	Goldman Sachs International	USD	7,371,599	EUR	6,510,000	301,403
05/08/2026	Goldman Sachs International	JPY	673,907,500	USD	4,850,000	23,921
03/19/2027	Goldman Sachs International	INR	6,778,237,500	USD	76,250,000	342,197
09/17/2025	HSBC Bank USA	USD	28,300,737	EUR	24,565,000	782,799
07/15/2025	J.P. Morgan Chase Bank, N.A.	USD	5,903,248	EUR	5,155,000	174,290
07/23/2025	J.P. Morgan Chase Bank, N.A.	USD	6,083,161	EUR	5,270,000	133,246
07/30/2025	J.P. Morgan Chase Bank, N.A.	USD	6,520,584	GBP	5,245,000	679,854
08/29/2025	J.P. Morgan Chase Bank, N.A.	USD	10,767,540	EUR	9,300,000	229,488
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	224,469	CZK	4,860,000	7,612
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	2,893,751	EUR	2,512,000	80,311
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	270,091	GBP	200,000	4,574
10/02/2025	J.P. Morgan Chase Bank, N.A.	USD	23,100,701	EUR	20,170,000	802,698
10/14/2025	J.P. Morgan Chase Bank, N.A.	USD	24,491,984	EUR	20,770,000	140,455
12/18/2025	J.P. Morgan Chase Bank, N.A.	USD	5,020,000	MXN	96,752,970	41,314
07/23/2025	Merrill Lynch International	USD	7,750,000	BRL	43,521,830	220,683
09/17/2025	Merrill Lynch International	USD	3,452,694	CNY	24,577,944	2,413
09/17/2025	Merrill Lynch International	USD	3,555,302	EUR	3,100,000	114,919
09/17/2025	Merrill Lynch International	USD	871,233	GBP	641,000	9,066
09/17/2025	Merrill Lynch International	USD	8,235,000	MXN	157,453,200	88,283
07/02/2025	Morgan Stanley and Co. International PLC	USD	57,221,373	BRL	313,250,432	434,557
09/17/2025	Morgan Stanley and Co. International PLC	USD	10,151,715	COP	42,911,559,000	241,612
09/17/2025	Morgan Stanley and Co. International PLC	USD	186,872	PLN	706,000	8,647
09/17/2025	UBS AG	JPY	2,141,524,883	USD	15,058,128	58,362
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/17/2025	UBS AG	USD	1,538,480	NZD	2,535,842	$11,216
Subtotal—Appreciation						9,516,395
Currency Risk
09/17/2025	Barclays Bank PLC	CAD	7,380,000	USD	5,430,149	(10,239)
09/17/2025	Barclays Bank PLC	GBP	3,850,000	USD	5,255,519	(31,771)
09/17/2025	BNP Paribas S.A.	AUD	5,135,000	USD	3,351,844	(33,113)
07/02/2025	Deutsche Bank AG	BRL	313,250,432	USD	57,359,911	(296,020)
07/11/2025	Deutsche Bank AG	EUR	15,580,000	USD	17,293,800	(1,069,542)
08/04/2025	Deutsche Bank AG	BRL	289,120,432	USD	52,075,006	(728,521)
08/04/2025	Deutsche Bank AG	EUR	3,940,000	USD	4,523,829	(127,422)
09/17/2025	Deutsche Bank AG	EUR	26,595,403	USD	30,666,555	(820,860)
09/17/2025	Deutsche Bank AG	IDR	5,764,986,100	USD	352,103	(3,892)
09/17/2025	Deutsche Bank AG	INR	646,990,350	USD	7,514,484	(7,742)
09/17/2025	Deutsche Bank AG	MXN	567,179,693	USD	29,456,231	(525,992)
11/18/2025	Deutsche Bank AG	EUR	10,025,000	USD	10,616,475	(1,298,185)
07/15/2025	Goldman Sachs International	EUR	14,410,000	USD	16,521,065	(467,749)
07/23/2025	Goldman Sachs International	EUR	6,065,000	USD	7,011,140	(143,036)
07/24/2025	Goldman Sachs International	JPY	776,971,000	USD	5,065,000	(343,713)
07/24/2025	Goldman Sachs International	USD	12,125,000	JPY	1,688,406,250	(371,530)
03/19/2027	Goldman Sachs International	USD	76,250,000	INR	6,778,237,500	(342,197)
07/23/2025	J.P. Morgan Chase Bank, N.A.	EUR	7,803,476	USD	9,028,622	(176,232)
08/04/2025	J.P. Morgan Chase Bank, N.A.	BRL	19,925,000	USD	3,590,543	(48,461)
09/17/2025	J.P. Morgan Chase Bank, N.A.	CZK	3,166,371	USD	146,246	(4,959)
09/17/2025	J.P. Morgan Chase Bank, N.A.	EUR	58,738,316	USD	67,664,829	(1,877,930)
09/17/2025	J.P. Morgan Chase Bank, N.A.	MXN	142,275,000	USD	7,474,934	(45,999)
09/17/2025	J.P. Morgan Chase Bank, N.A.	SEK	110,000	USD	11,570	(116)
10/14/2025	J.P. Morgan Chase Bank, N.A.	EUR	12,340,000	USD	13,771,440	(863,336)
10/29/2025	J.P. Morgan Chase Bank, N.A.	EUR	2,120,000	USD	2,439,060	(77,478)
12/03/2025	J.P. Morgan Chase Bank, N.A.	AUD	13,980,000	USD	9,028,284	(201,702)
06/22/2026	J.P. Morgan Chase Bank, N.A.	ZAR	41,692,500	USD	2,250,000	(39,155)
07/23/2025	Merrill Lynch International	USD	2,425,532	JPY	338,371,416	(70,297)
09/17/2025	Merrill Lynch International	CNY	24,860,000	USD	3,492,317	(2,440)
09/17/2025	Merrill Lynch International	EUR	100,000	USD	114,687	(3,707)
09/17/2025	Merrill Lynch International	GBP	39,333,192	USD	53,460,811	(556,336)
09/17/2025	Merrill Lynch International	KRW	6,493,305,000	USD	4,772,419	(49,402)
09/17/2025	Merrill Lynch International	MXN	264,297,559	USD	13,633,628	(337,655)
09/17/2025	Merrill Lynch International	ZAR	320,071,582	USD	17,879,796	(98,839)
12/02/2025	Merrill Lynch International	KRW	19,444,636,000	USD	14,380,000	(123,428)
02/09/2026	Merrill Lynch International	BRL	6,331,500	USD	1,005,000	(98,318)
04/09/2026	Merrill Lynch International	AUD	2,755,000	USD	1,671,459	(151,265)
05/12/2026	Merrill Lynch International	EUR	7,270,000	USD	8,393,215	(329,470)
07/02/2025	Morgan Stanley and Co. International PLC	BRL	313,250,432	USD	55,233,788	(2,422,141)
09/17/2025	Morgan Stanley and Co. International PLC	COP	49,795,669,750	USD	11,892,353	(168,331)
09/17/2025	Morgan Stanley and Co. International PLC	EUR	99,500	USD	116,425	(1,377)
09/17/2025	Morgan Stanley and Co. International PLC	PEN	1,563,000	USD	426,793	(13,483)
09/17/2025	Morgan Stanley and Co. International PLC	PLN	2,402,185	USD	635,838	(29,421)
09/17/2025	Morgan Stanley and Co. International PLC	THB	4,302,691	USD	132,482	(640)
10/06/2025	Morgan Stanley and Co. International PLC	JPY	720,692,000	USD	4,900,000	(158,396)
05/13/2026	Morgan Stanley and Co. International PLC	EUR	7,570,000	USD	8,720,640	(362,420)
09/17/2025	Royal Bank of Canada	AUD	18,495,000	USD	12,076,588	(115,189)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/17/2025	Standard Chartered Bank PLC	TRY	9,135,000	USD	210,464	$(3,861)
09/17/2025	UBS AG	NZD	603,000	USD	365,836	(2,667)
09/17/2025	UBS AG	USD	17,131,052	JPY	2,436,330,210	(66,397)
Subtotal—Depreciation						(15,122,372)
Total Forward Foreign Currency Contracts						$(5,605,977)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
UBS AG	Sell	1.00%	Quarterly	12/20/2028	0.368%	EUR	2,330,000	$25,186	$59,111	$33,925
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	0.618	USD	3,720,000	(1,051)	(22,368)	(21,317)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.318	EUR	2,330,000	(17,699)	(64,323)	(46,624)
Mexico Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	0.983	USD	1,705,000	13,465	(2,433)	(15,898)
Markit iTraxx Europe Crossover Index, Series 43, Version 1	Buy	(5.00)	Quarterly	06/20/2030	2.802	EUR	24,600,000	(1,573,602)	(2,696,133)	(1,122,531)
Markit CDX North America High Yield Index, Series 44, Version 1	Buy	(5.00)	Quarterly	06/20/2030	3.188	USD	49,500,000	(3,009,152)	(3,715,421)	(706,269)
Subtotal - Depreciation								(4,588,039)	(6,500,678)	(1,912,639)
Total Centrally Cleared Credit Default Swap Agreements								$(4,562,853)	$(6,441,567)	$(1,878,714)

(a)	Centrally cleared swap agreements collateralized by $331,913 cash held with Counterparties.
(b)
Implied credit spreads represent the current level, as of June 30, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	TONAR	Annually	(1.09)%	Annually	05/12/2035	JPY	799,540,000	$—	$51,622	$51,622
Pay	COOVIBR	Quarterly	9.44	Quarterly	10/24/2026	COP	15,000,000,000	—	51,866	51,866
Pay	KWCDC	Quarterly	2.75	Quarterly	02/19/2035	KRW	7,494,870,000	—	62,579	62,579
Pay	6 Month WIBOR	Semi-Annually	4.42	Annually	03/19/2030	PLN	42,300,000	—	79,955	79,955
Receive	COOVIBR	Quarterly	(8.38)	Quarterly	03/19/2035	COP	6,200,000,000	—	82,719	82,719
Pay	6 Month EURIBOR	Semi-Annually	2.62	Annually	01/15/2029	EUR	15,004,000	—	280,405	280,405
Pay	6 Month EURIBOR	Semi-Annually	2.57	Annually	06/10/2030	EUR	25,381,459	—	428,750	428,750
Pay	BZDIOVRA	At Maturity	14.98	At Maturity	01/02/2029	BRL	38,030,574	—	535,700	535,700
Pay	BZDIOVRA	At Maturity	15.42	At Maturity	01/02/2029	BRL	38,196,486	—	666,082	666,082
Pay	BZDIOVRA	At Maturity	14.57	At Maturity	01/02/2029	BRL	69,346,145	—	772,221	772,221
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	8,940,000	—	831,010	831,010
Receive	6 Month EURIBOR	Semi-Annually	(1.98)	Annually	01/24/2075	EUR	5,450,000	39,540	1,236,248	1,196,708
Subtotal — Appreciation								39,540	5,079,157	5,039,617
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	SOFR	Annually	(3.79)%	Annually	12/31/2031	USD	124,225,000	$—	$(2,084,856)	$(2,084,856)
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	8,940,000	—	(836,342)	(836,342)
Receive	SORA	Semi-Annually	(2.71)	Semi-Annually	02/25/2035	SGD	14,249,968	—	(750,986)	(750,986)
Receive	SOFR	Annually	(3.72)	Annually	12/31/2031	USD	46,558,943	—	(576,764)	(576,764)
Pay	6 Month EURIBOR	Semi-Annually	2.12	Annually	12/06/2034	EUR	10,615,385	—	(478,277)	(478,277)
Pay	6 Month EURIBOR	Semi-Annually	2.18	Annually	05/08/2030	EUR	43,950,000	—	(195,845)	(195,845)
Receive	TONAR	Annually	(1.25)	Annually	05/19/2035	JPY	1,574,850,000	—	(57,638)	(57,638)
Receive	KWCDC	Quarterly	(2.64)	Quarterly	02/19/2045	KRW	4,163,820,000	—	(54,578)	(54,578)
Pay	28 Day MXN TIEF	28 days	7.42	28 days	06/16/2027	MXN	644,000,000	533	(51,200)	(51,733)
Pay	COOVIBR	Quarterly	8.83	Quarterly	06/18/2035	COP	6,200,000,000	—	(42,725)	(42,725)
Subtotal — Depreciation								533	(5,129,211)	(5,129,744)
Total Centrally Cleared Interest Rate Swap Agreements								$40,073	$(50,054)	$(90,127)

(a)	Centrally cleared swap agreements collateralized by $331,913 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00%	Quarterly	12/20/2029	1.961%	EUR	10,850,000	$1,182,237	$1,644,689	$462,452
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00	Quarterly	12/20/2029	0.464	EUR	20,446,282	3,741,568	4,401,499	659,931
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00	Quarterly	12/20/2029	1.961	EUR	6,200,000	694,132	939,822	245,690
Subtotal—Appreciation									5,617,937	6,986,010	1,368,073
Credit Risk
Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)	Quarterly	12/20/2026	0.069	USD	34,419,808	(2,079,568)	(2,434,338)	(354,770)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	0.163	USD	8,947,731	(814,182)	(1,015,810)	(201,628)
Subtotal—Depreciation									(2,893,750)	(3,450,148)	(556,398)
Total Over-The-Counter Credit Default Swap Agreements									$2,724,187	$3,535,862	$811,675

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,680,000.
(b)
Implied credit spreads represent the current level, as of June 30, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CORRA	—Canadian Overnight Repo Rate Average
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
SORA	—Singapore Overnight Rate Average
THB	—Thai Baht
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $631,902,770)*	$637,599,021
Investments in affiliated money market funds, at value (Cost $50,680,959)	50,682,916
Other investments:
Variation margin receivable — futures contracts	1,720,770
Variation margin receivable—centrally cleared swap agreements	184,101
Swaps receivable — OTC	66,461
Unrealized appreciation on swap agreements — OTC	1,368,073
Premiums paid on swap agreements — OTC	2,724,187
Unrealized appreciation on forward foreign currency contracts outstanding	9,516,395
Deposits with brokers:
Cash collateral — centrally cleared swap agreements	331,913
Cash collateral — OTC Derivatives	13,680,000
Cash	25,104,317
Foreign currencies, at value (Cost $4,287,332)	4,137,993
Receivable for:
Investments sold	10,376,874
Fund shares sold	1,422,269
Dividends	146,817
Interest	8,689,603
Principal paydowns	11,454
Investment for trustee deferred compensation and retirement plans	140,927
Other assets	2,525
Total assets	767,906,616
Liabilities:
Other investments:
Options written, at value (premiums received $34,500,472)	27,973,047
Unrealized depreciation on forward foreign currency contracts outstanding	15,122,372
Swaps payable — OTC	66,256
Unrealized depreciation on swap agreements—OTC	556,398
Payable for:
Investments purchased	19,250,560
Fund shares reacquired	226,789
Due to broker	229,022
Collateral upon return of securities loaned	27,104,497
Accrued fees to affiliates	386,855
Accrued other operating expenses	96,317
Trustee deferred compensation and retirement plans	140,927
Collateral due to broker - OTC Derivatives	21,861
Total liabilities	91,174,901
Net assets applicable to shares outstanding	$676,731,715
Net assets consist of:
Shares of beneficial interest	$894,084,995
Distributable earnings (loss)	(217,353,280)
$676,731,715
Net Assets:
Series I	$244,227,909
Series II	$432,503,806
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	52,787,667
Series II	90,771,323
Series I:
Net asset value per share	$4.63
Series II:
Net asset value per share	$4.76

*	At June 30, 2025, securities with an aggregate value of $26,249,567 were on loan to brokers.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $63,369)	$19,615,052
Dividends (net of foreign withholding taxes of $11,756)	23,257
Dividends from affiliates (includes net securities lending income of $28,495)	1,063,868
Total investment income	20,702,177
Expenses:
Advisory fees	2,337,318
Administrative services fees	548,172
Custodian fees	100,009
Distribution fees - Series II	534,593
Transfer agent fees	17,092
Trustees’ and officers’ fees and benefits	11,920
Reports to shareholders	4,450
Professional services fees	61,033
Other	174,899
Total expenses	3,789,486
Less: Fees waived	(46,776)
Net expenses	3,742,710
Net investment income	16,959,467
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $40,119)	4,197,948
Affiliated investment securities	(739,496)
Foreign currencies	(247,271)
Forward foreign currency contracts	(12,235,472)
Futures contracts	(775,368)
Option contracts written	10,550,915
Swap agreements	2,924,394
3,675,650
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	27,406,082
Affiliated investment securities	53,307
Foreign currencies	176,523
Forward foreign currency contracts	(8,464,457)
Futures contracts	4,645,088
Option contracts written	8,911,127
Swap agreements	(2,540,802)
30,186,868
Net realized and unrealized gain	33,862,518
Net increase in net assets resulting from operations	$50,821,985
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$16,959,467	$36,281,358
Net realized gain (loss)	3,675,650	(5,974,157)
Change in net unrealized appreciation (depreciation)	30,186,868	(8,766,862)
Net increase in net assets resulting from operations	50,821,985	21,540,339
Distributions to shareholders from distributable earnings:
Series I	—	(7,703,091)
Series II	—	(11,996,260)
Total distributions from distributable earnings	—	(19,699,351)
Share transactions–net:
Series I	(19,796,070)	(16,679,080)
Series II	(33,429,019)	(27,435,826)
Net increase (decrease) in net assets resulting from share transactions	(53,225,089)	(44,114,906)
Net increase (decrease) in net assets	(2,403,104)	(42,273,918)
Net assets:
Beginning of period	679,134,819	721,408,737
End of period	$676,731,715	$679,134,819
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$4.29	$0.12	$0.22	$0.34	$—	$4.63	7.93%	$244,228	0.96%(d)	0.97%(d)	5.23%(d)	267%
Year ended 12/31/24	4.28	0.23	(0.08)	0.15	(0.14)	4.29	3.40	245,509	0.93	0.94	5.33	354
Year ended 12/31/23	3.95	0.21	0.12	0.33	—	4.28	8.35	261,650	0.91	0.92	5.05	85
Year ended 12/31/22	4.46	0.14	(0.65)	(0.51)	—	3.95	(11.44)	259,461	0.87	0.89	3.49	85
Year ended 12/31/21	4.83	0.12	(0.27)	(0.15)	(0.22)	4.46	(3.00)	336,327	0.82	0.86	2.59	209
Year ended 12/31/20	4.97	0.15	(0.01)	0.14	(0.28)	4.83	3.19	363,404	0.82	0.87	3.10	324
Series II
Six months ended 06/30/25	4.42	0.11	0.23	0.34	—	4.76	7.69	432,504	1.21 (d)	1.22 (d)	4.98 (d)	267
Year ended 12/31/24	4.41	0.23	(0.10)	0.13	(0.12)	4.42	3.02	433,626	1.18	1.19	5.08	354
Year ended 12/31/23	4.08	0.20	0.13	0.33	—	4.41	8.09	459,758	1.16	1.17	4.80	85
Year ended 12/31/22	4.61	0.13	(0.66)	(0.53)	—	4.08	(11.50)	480,999	1.12	1.14	3.24	85
Year ended 12/31/21	4.99	0.11	(0.28)	(0.17)	(0.21)	4.61	(3.37)	612,996	1.07	1.11	2.34	209
Year ended 12/31/20	5.13	0.14	(0.01)	0.13	(0.27)	4.99	2.79	661,276	1.07	1.12	2.85	324

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Notes to Consolidated Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Global Strategic Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco V.I. Global Strategic Income Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek total return.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for

Invesco V.I. Global Strategic Income Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or

Invesco V.I. Global Strategic Income Fund

securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
L.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations.
M.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
N.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
O.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are

Invesco V.I. Global Strategic Income Fund

incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
P.
Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
Q.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
R.
Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller

Invesco V.I. Global Strategic Income Fund

would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2025, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
S.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance.  The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
T.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
U.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
V.
Other Risks - Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally

Invesco V.I. Global Strategic Income Fund

may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.500%
Over $5 billion	0.480%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.70%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $46,776.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of

Invesco V.I. Global Strategic Income Fund

master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $47,907 for accounting and fund administrative services and was reimbursed $500,265 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$221,913,700	$180,900	$222,094,600
Non-U.S. Dollar Denominated Bonds & Notes	—	156,707,395	—	156,707,395
Asset-Backed Securities	—	85,739,132	3,759,698	89,498,830
U.S. Treasury Securities	—	51,302,476	—	51,302,476
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	38,889,871	—	38,889,871
Agency Credit Risk Transfer Notes	—	35,847,624	—	35,847,624
Common Stocks & Other Equity Interests	11,134,872	38,610	2,082	11,175,564
Variable Rate Senior Loan Interests	—	3,044,922	155,042	3,199,964
Commercial Paper	—	—	383,173	383,173
Preferred Stocks	—	—	9,230	9,230
Money Market Funds	23,576,462	27,106,454	—	50,682,916
Options Purchased	—	28,490,294	—	28,490,294
Total Investments in Securities	34,711,334	649,080,478	4,490,125	688,281,937
Other Investments - Assets*
Futures Contracts	6,127,555	—	—	6,127,555
Forward Foreign Currency Contracts	—	9,516,395	—	9,516,395
Swap Agreements	—	6,441,615	—	6,441,615
	6,127,555	15,958,010	—	22,085,565

Invesco V.I. Global Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Futures Contracts	$(121,783)	$—	$—	$(121,783)
Forward Foreign Currency Contracts	—	(15,122,372)	—	(15,122,372)
Options Written	—	(27,973,047)	—	(27,973,047)
Swap Agreements	—	(7,598,781)	—	(7,598,781)
	(121,783)	(50,694,200)	—	(50,815,983)
Total Other Investments	6,005,772	(34,736,190)	—	(28,730,418)
Total Investments	$40,717,106	$614,344,288	$4,490,125	$659,551,519

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2025:
	Value
Derivative Assets	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$—	$6,127,555	$6,127,555
Unrealized appreciation on swap agreements — Centrally Cleared(a)	33,925	—	5,039,617	5,073,542
Unrealized appreciation on forward foreign currency contracts outstanding	—	9,516,395	—	9,516,395
Unrealized appreciation on swap agreements — OTC	1,368,073	—	—	1,368,073
Options purchased, at value — OTC(b)	—	15,414,839	13,075,455	28,490,294
Total Derivative Assets	1,401,998	24,931,234	24,242,627	50,575,859
Derivatives not subject to master netting agreements	(33,925)	—	(11,167,172)	(11,201,097)
Total Derivative Assets subject to master netting agreements	$1,368,073	$24,931,234	$13,075,455	$39,374,762
	Value
Derivative Liabilities	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$—	$(121,783)	$(121,783)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	(1,912,639)	—	(5,129,744)	(7,042,383)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(15,122,372)	—	(15,122,372)
Unrealized depreciation on swap agreements — OTC	(556,398)	—	—	(556,398)
Options written, at value — OTC	(313,136)	(4,624,226)	(23,035,685)	(27,973,047)
Total Derivative Liabilities	(2,782,173)	(19,746,598)	(28,287,212)	(50,815,983)
Derivatives not subject to master netting agreements	1,912,639	—	5,251,527	7,164,166
Total Derivative Liabilities subject to master netting agreements	$(869,534)	$(19,746,598)	$(23,035,685)	$(43,651,817)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Invesco V.I. Global Strategic Income Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2025.
	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$106,579	$—	$—	$106,579	$(42,010)	$(781,891)	$—	$(823,901)	$(717,322)	$—	$717,322	$—
BNP Paribas S.A.	238,363	—	—	238,363	(33,113)	(1,684,057)	—	(1,717,170)	(1,478,807)	—	600,000	(878,807)
Citibank, N.A.	50,293	—	—	50,293	−	—	—	—	50,293	—	—	50,293
Crédit Agricole S.A.	180,277	—	—	180,277	−	—	—	—	180,277	—	—	180,277
Deutsche Bank AG	4,006,963	843,122	—	4,850,085	(4,878,176)	(295,365)	—	(5,173,541)	(323,456)	—	—	(323,456)
Goldman Sachs International	667,521	4,553,416	—	5,220,937	(1,668,225)	(6,712,348)	(407,356)	(8,787,929)	(3,566,992)	—	3,566,992	—
HSBC Bank USA	782,799	—	—	782,799	−	—	—	—	782,799	(623,219)	—	159,580
J.P. Morgan Chase Bank, N.A.	2,293,842	14,516,892	1,434,534	18,245,268	(3,335,368)	(9,708,107)	(215,298)	(13,258,773)	4,986,495	(4,202,617)	—	783,878
Merrill Lynch International	435,364	4,937,056	—	5,372,420	(1,821,157)	(1,225,205)	—	(3,046,362)	2,326,058	—	(1,890,000)	436,058
Morgan Stanley and Co. International PLC	684,816	3,342,413	—	4,027,229	(3,156,209)	(7,566,074)	—	(10,722,283)	(6,695,054)	—	6,695,054	—
Royal Bank of Canada	−	—	—	—	(115,189)	—	—	(115,189)	(115,189)	—	—	(115,189)
Standard Chartered Bank PLC	−	—	—	—	(3,861)	—	—	(3,861)	(3,861)	—	—	(3,861)
UBS AG	69,578	297,395	—	366,973	(69,064)	—	—	(69,064)	297,909	(243,802)	—	54,107
Total	$9,516,395	$28,490,294	$1,434,534	$39,441,223	$(15,122,372)	$(27,973,047)	$(622,654)	$(43,718,073)	$(4,276,850)	$(5,069,638)	$9,689,368	$342,880
Effect of Derivative Investments for the six months ended June 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(12,235,472)	$-	$(12,235,472)
Futures contracts	-	-	(775,368)	(775,368)
Options purchased(a)	-	8,958,216	933,279	9,891,495
Options written	-	2,796,647	7,754,268	10,550,915
Swap agreements	1,271,624	-	1,652,770	2,924,394
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(8,464,457)	-	(8,464,457)
Futures contracts	-	-	4,645,088	4,645,088
Options purchased(a)	-	3,490,077	1,625,434	5,115,511
Options written	173,625	2,615,039	6,122,463	8,911,127
Swap agreements	(1,327,143)	-	(1,213,659)	(2,540,802)
Total	$118,106	$(2,839,950)	$20,744,275	$18,022,431

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Future Options Purchased	Swaptions Purchased	Foreign Currency Options Purchased	Future Options Written	Swaptions Written	Foreign Currency Options Written	Swap Agreements
Average notional value	$1,229,677,662	$429,363,152	$210,276,000	$397,320,031	$394,155,950	$177,434,842	$2,086,780,759	$411,463,493	$942,096,236
Average contracts	—	—	1,947	—	—	1,588	—	—	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred

Invesco V.I. Global Strategic Income Fund

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$122,693,200	$153,763,296	$276,456,496
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $252,443,761 and $262,560,775, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$47,509,126
Aggregate unrealized (depreciation) of investments	(43,697,339)
Net unrealized appreciation of investments	$3,811,787
Cost of investments for tax purposes is $658,463,919.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	841,109	$3,784,769	3,509,240	$15,059,604
Series II	1,396,635	6,403,012	3,986,195	17,633,516
Issued as reinvestment of dividends:
Series I	-	-	1,795,593	7,703,091
Series II	-	-	2,707,959	11,996,260
Reacquired:
Series I	(5,322,239)	(23,580,839)	(9,128,654)	(39,441,775)
Series II	(8,721,918)	(39,832,031)	(12,823,492)	(57,065,602)
Net increase (decrease) in share activity	(11,806,413)	$(53,225,089)	(9,953,159)	$(44,114,906)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Strategic Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Strategic Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Bloomberg Global Aggregate Index (Index).  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco V.I. Global Strategic Income Fund

C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s actual management fees, contractual management fees and total expense ratio were in the fifth, fourth and fifth quintile, respectively, of its expense group and discussed with management the reasons for such relative actual and contractual management fees and total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products.   The independent Trustees reviewed and considered additional information provided by management, including with respect to the Fund’s position in a peer group that does not uniformly reflect the Fund’s specific investment strategy and its income-focused strategy. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Global Strategic Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

Invesco V.I. Global Strategic Income Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Government Money Market Fund

2	Schedule of Investments
6	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIGMKT-NCSRS

Schedule of Investments
June 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-18.67%
Federal Farm Credit Bank (FFCB)-13.77%
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.54%	12/29/2025	$4,000	$4,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.55%	01/23/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.48%	02/02/2026	4,000	4,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.12%)(a)	4.45%	03/06/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.02%)(a)	4.41%	03/26/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.50%	03/26/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.50%	04/09/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.48%	05/14/2026	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.49%	06/03/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.49%	06/24/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.49%	07/01/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.53%	08/26/2026	1,500	1,500,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.52%	08/28/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.53%	09/04/2026	1,000	1,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.05%)(a)	4.38%	09/17/2026	8,000	8,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.53%	09/25/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.53%	10/01/2026	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.52%	10/06/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.53%	10/15/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.53%	12/02/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	4.46%	12/07/2026	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.53%	12/30/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.53%	01/14/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.47%	03/11/2027	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	4.46%	03/24/2027	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	4.46%	03/26/2027	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.47%	04/02/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.47%	04/09/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.51%	05/06/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.50%	05/13/2027	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.49%	06/29/2027	5,000	5,000,000
				127,500,000
Federal Home Loan Bank (FHLB)-4.24%
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.53%	07/24/2025	2,000	2,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.55%	08/08/2025	3,295	3,295,213
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.55%	11/20/2025	15,000	15,004,191
Federal Home Loan Bank (SOFR + 0.13%)(a)	4.52%	02/09/2026	10,000	10,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.49%	05/13/2026	9,000	9,000,000
				39,299,404
U.S. International Development Finance Corp. (DFC)-0.66%(b)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.55%	07/15/2025	13	12,945
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	4.50%	07/07/2040	6,084	6,083,625
				6,096,570
Total U.S. Government Sponsored Agency Securities (Cost $172,895,974)				172,895,974
U.S. Treasury Securities-9.51%
U.S. Treasury Bills-7.89%(c)
U.S. Treasury Bills	5.02%	07/10/2025	3,000	2,996,419
U.S. Treasury Bills	4.18%	09/11/2025	25,000	24,795,500
U.S. Treasury Bills	4.19%-4.27%	10/02/2025	13,000	12,863,613
U.S. Treasury Bills	4.15%	10/16/2025	15,000	14,818,992
U.S. Treasury Bills	4.28%	10/30/2025	3,000	2,958,658
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills(c)-(continued)
U.S. Treasury Bills	4.38%	11/28/2025	$5,000	$4,912,708
U.S. Treasury Bills	4.11%-4.12%	03/19/2026	10,000	9,713,625
				73,059,515
U.S. Treasury Floating Rate Notes-1.62%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(a)	4.41%	07/31/2025	7,000	6,999,729
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	4.45%	10/31/2025	5,000	5,000,000
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	4.53%	01/31/2026	3,000	3,000,723
				15,000,452
Total U.S. Treasury Securities (Cost $88,059,967)				88,059,967
U.S. Government Sponsored Agency Mortgage-Backed Securities-5.72%
Federal Home Loan Mortgage Corp. (FHLMC)-4.10%
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	4.49%	02/09/2026	15,000	15,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.53%	09/04/2026	4,000	4,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.53%	10/16/2026	3,000	3,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.53%	10/29/2026	2,000	2,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	4.52%	04/23/2027	14,000	14,000,000
				38,000,000
Federal National Mortgage Association (FNMA)-1.62%
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.53%	08/21/2026	4,000	4,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.53%	09/11/2026	4,000	4,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.53%	11/20/2026	2,000	2,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.53%	12/11/2026	5,000	5,000,000
				15,000,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $53,000,000)				53,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-33.90% (Cost $313,955,941)				313,955,941
			Repurchase Amount
Repurchase Agreements-66.15%(d)
Banco Santander, joint agreement dated 06/30/2025, aggregate maturing value of $1,000,121,667 (collateralized by agency mortgage-backed securities valued at $1,020,124,101; 1.50% - 9.00%; 01/01/2027 - 06/15/2060)	4.38%	07/01/2025	45,005,475	45,000,000
BMO Capital Markets Corp., joint term agreement dated 06/30/2025, aggregate maturing value of $1,506,387,500 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,540,200,403; 0.00% - 6.70%; 07/29/2025 - 11/20/2070)(e)	4.38%	08/04/2025	15,063,875	15,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/10/2025, aggregate maturing value of $1,400,173,833 (collateralized by U.S. Treasury obligations valued at $1,428,000,184; 0.00% - 6.75%; 07/22/2025 - 05/15/2055)(e)(f)	4.47%	07/01/2025	10,001,242	10,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,248,889 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 8.00%; 07/01/2025 - 12/15/2066)(e)(f)	4.48%	07/01/2025	30,003,733	30,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,000,498,889 (collateralized by U.S. Treasury obligations valued at $4,080,000,252; 0.00% - 4.88%; 07/31/2025 - 11/15/2053)(e)(f)	4.49%	07/01/2025	30,003,742	30,000,000
BofA Securities, Inc., joint term agreement dated 04/22/2025, aggregate maturing value of $2,000,247,779 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,007; 0.13% - 10.81%; 07/15/2029 - 05/20/2074)(e)(f)	4.46%	07/01/2025	18,002,230	18,000,000
BofA Securities, Inc., joint term agreement dated 04/23/2025, aggregate maturing value of $1,000,123,888 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,007; 0.90% - 6.50%; 11/25/2025 - 01/20/2075)(e)(f)	4.46%	07/01/2025	9,001,115	9,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, joint term agreement dated 06/09/2025, aggregate maturing value of $2,509,020,833 (collateralized by U.S. Treasury obligations valued at $2,550,000,078; 1.25% - 4.63%; 12/31/2026 - 02/15/2034)(e)	4.33%	07/09/2025	$10,036,083	$10,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 06/30/2025, aggregate maturing value of $8,401,024,333 (collateralized by U.S. Treasury obligations valued at $8,568,000,160; 0.13% - 4.63%; 04/15/2026 - 02/15/2051)	4.39%	07/01/2025	85,010,365	85,000,000
Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 06/30/2025, aggregate maturing value of $6,000,731,667 (collateralized by U.S. Treasury obligations valued at $6,120,000,037; 0.00% - 6.38%; 07/15/2025 - 05/15/2055)	4.39%	07/01/2025	25,003,049	25,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 06/30/2025, aggregate maturing value of $6,200,756,056 (collateralized by U.S. Treasury obligations valued at $6,324,000,239; 0.00% - 5.00%; 07/31/2025 - 11/15/2054)	4.39%	07/01/2025	20,002,439	20,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 05/30/2025, aggregate maturing value of $2,325,284,167 (collateralized by U.S. Treasury obligations valued at $2,371,500,323; 0.50% - 6.75%; 07/31/2025 - 02/15/2055)(g)	4.40%	08/29/2025	12,001,467	12,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,019,582,335; 0.00% - 9.00%; 07/01/2025 - 06/20/2064)(f)(h)	4.43%	07/01/2025	10,035,056	10,000,000
Metropolitan Life Insurance Co., joint term agreement dated 06/25/2025, aggregate maturing value of $350,302,734 (collateralized by U.S. Treasury obligations valued at $358,665,911; 0.00%; 02/15/2043 - 08/15/2046)(e)	4.36%	07/02/2025	15,014,049	15,001,331
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 06/25/2025, aggregate maturing value of $1,877,874,527 (collateralized by U.S. Treasury obligations valued at $1,919,415,108; 1.13% - 4.38%; 01/31/2027 - 11/15/2040)(e)	4.35%	07/02/2025	63,484,902	63,431,250
Natixis, joint agreement dated 06/30/2025, aggregate maturing value of $1,000,121,944 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,009; 0.00% - 7.00%; 07/15/2025 - 07/01/2055)	4.39%	07/01/2025	45,005,488	45,000,000
RBC Dominion Securities Inc., joint agreement dated 06/30/2025, aggregate maturing value of $3,000,366,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,060,374,005; 0.00% - 8.00%; 03/31/2026 - 06/15/2060)	4.40%	07/01/2025	45,005,500	45,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,549,495,235; 0.50% - 6.63%; 10/31/2026 - 04/01/2055)(e)	4.17%	10/31/2025	9,241,860	9,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,541,315,700 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,555,834,097; 0.00% - 7.00%; 10/23/2025 - 01/07/2062)(e)	4.20%	09/30/2025	9,211,050	9,000,000
Societe Generale, joint term agreement dated 06/30/2025, aggregate maturing value of $500,426,806 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 5.50%; 09/01/2036 - 05/01/2055)(e)	4.39%	07/07/2025	10,008,536	10,000,000
Standard Chartered Bank, joint agreement dated 06/30/2025, aggregate maturing value of $2,500,305,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,550,311,667; 0.00% - 7.00%; 07/10/2025 - 05/20/2055)	4.40%	07/01/2025	45,005,500	45,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 06/30/2025, aggregate maturing value of $4,800,585,333 (collateralized by agency mortgage-backed securities valued at $4,968,519,090; 3.00% - 6.50%; 10/20/2042 - 03/20/2055)	4.39%	07/01/2025	23,202,775	23,199,946
Wells Fargo Securities, LLC, joint term agreement dated 06/13/2025, aggregate maturing value of $1,718,864,806 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,734,000,002; 0.00% - 8.00%; 07/01/2025 - 01/01/2059)	4.39%	09/12/2025	15,166,454	15,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 06/25/2025, aggregate maturing value of $900,761,250 (collateralized by agency mortgage-backed securities valued at $918,000,000; 1.50% - 7.00%; 07/01/2026 - 07/01/2055)(e)	4.35%	07/02/2025	$14,011,842	$14,000,000
Total Repurchase Agreements (Cost $612,632,527)				612,632,527
TOTAL INVESTMENTS IN SECURITIES(i)-100.05% (Cost $926,588,468)				926,588,468
OTHER ASSETS LESS LIABILITIES-(0.05)%				(480,202)
NET ASSETS-100.00%				$926,108,266
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2025.
(b)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on June 30, 2025.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Government Money Market Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$313,955,941
Repurchase agreements, at value and cost	612,632,527
Receivable for:
Fund shares sold	18,314
Interest	4,031,926
Investment for trustee deferred compensation and retirement plans	33,052
Other assets	2,266
Total assets	930,674,026
Liabilities:
Payable for:
Fund shares reacquired	4,068,739
Amount due custodian	47
Dividends	30,304
Accrued fees to affiliates	386,714
Accrued operating expenses	41,796
Trustee deferred compensation and retirement plans	38,160
Total liabilities	4,565,760
Net assets applicable to shares outstanding	$926,108,266
Net assets consist of:
Shares of beneficial interest	$926,390,368
Distributable earnings (loss)	(282,102)
$926,108,266
Net Assets:
Series I	$773,897,705
Series II	$152,210,561
Shares outstanding, no par value, unlimited number of shares authorized:
Series I	774,095,239
Series II	152,249,267
Series I:
Net asset value and offering price per share	$1.00
Series II:
Net asset value and offering price per share	$1.00
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Government Money Market Fund

Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Interest	$21,620,905
Expenses:
Advisory fees	730,510
Administrative services fees	941,962
Custodian fees	20,983
Distribution fees - Series II	190,531
Transfer agent fees	24,353
Trustees’ and officers’ fees and benefits	13,909
Reports to shareholders	3,595
Professional services fees	24,927
Other	5,419
Total expenses	1,956,189
Net investment income	19,664,716
Net realized gain from unaffiliated investment securities	10,135
Net increase in net assets resulting from operations	$19,674,851
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Government Money Market Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$19,664,716	$44,047,085
Net realized gain	10,135	52,038
Net increase in net assets resulting from operations	19,674,851	44,099,123
Distributions to shareholders from distributable earnings:
Series I	(16,747,394)	(37,649,536)
Series II	(2,917,322)	(6,397,549)
Total distributions from distributable earnings	(19,664,716)	(44,047,085)
Share transactions-net:
Series I	(12,279,893)	1,708,318
Series II	(2,770,982)	36,552,918
Net increase (decrease) in net assets resulting from share transactions	(15,050,875)	38,261,236
Net increase (decrease) in net assets	(15,040,740)	38,313,274
Net assets:
Beginning of period	941,149,006	902,835,732
End of period	$926,108,266	$941,149,006
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. Government Money Market Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Series I
Six months ended 06/30/25	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	2.04%	$773,898	0.36%(c)	0.36%(c)	4.08%(c)
Year ended 12/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.98	786,174	0.36	0.36	4.87
Year ended 12/31/23	1.00	0.05	0.00	0.05	(0.05)	1.00	4.86	784,405	0.36	0.36	4.75
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.45	968,240	0.28	0.28	1.50
Year ended 12/31/21	1.00	0.00	-	0.00	(0.00)	1.00	0.01	688,779	0.07	0.34	0.01
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.29	711,648	0.29	0.35	0.26
Series II
Six months ended 06/30/25	1.00	0.02	0.00	0.02	(0.02)	1.00	1.91	152,211	0.61 (c)	0.61 (c)	3.83 (c)
Year ended 12/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.72	154,975	0.61	0.61	4.62
Year ended 12/31/23	1.00	0.05	0.00	0.05	(0.05)	1.00	4.60	118,430	0.61	0.61	4.50
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.25	107,954	0.48	0.53	1.30
Year ended 12/31/21	1.00	0.00	-	0.00	(0.00)	1.00	0.01	78,539	0.07	0.59	0.01
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.21	90,846	0.36	0.60	0.19

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco V.I. Government Money Market Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Government Money Market Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.
Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
10
Invesco V.I. Government Money Market Fund

(“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $216,189 for accounting and fund administrative services and was reimbursed $725,773 for fees paid to insurance companies. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc., (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. 12b-1 fees before fee waivers are shown as Distribution fees in the Statement of Operations.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
11
Invesco V.I. Government Money Market Fund

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$293,712	$-	$293,712

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	894,628,484	$894,628,484	1,650,667,089	$1,650,667,089
Series II	16,686,767	16,686,767	92,580,541	92,580,541
Issued as reinvestment of dividends:
Series I	16,561,824	16,561,824	37,202,178	37,202,178
Series II	2,917,322	2,917,322	6,397,549	6,397,549
Reacquired:
Series I	(923,470,201)	(923,470,201)	(1,686,160,949)	(1,686,160,949)
Series II	(22,375,071)	(22,375,071)	(62,425,172)	(62,425,172)
Net increase (decrease) in share activity	(15,050,875)	$(15,050,875)	38,261,236	$38,261,236

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco V.I. Government Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Government Money Market Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the T-Bill 3 Month Index (Index).  The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the first quintile for the three year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other
13
Invesco V.I. Government Money Market Fund

performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
14
Invesco V.I. Government Money Market Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco V.I. Government Money Market Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Government Securities Fund

2	Schedule of Investments
7	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
16	Approval of Investment Advisory and Sub-Advisory Contracts
19	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIGOV-NCSRS

Schedule of Investments
June 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–67.13%
Collateralized Mortgage Obligations–7.40%
Fannie Mae ACES, Series 2019-M5, Class A2, 3.27%, 02/25/2029	$4,645,527	$4,526,147
Fannie Mae REMICs,
7.00%, 09/18/2027	1,502	1,501
1.50%, 01/25/2028	260,745	254,490
6.50%, 03/25/2032	151,787	159,490
5.75%, 10/25/2035	26,422	27,130
4.72% (30 Day Average SOFR + 0.41%), 05/25/2036(a)	579,472	572,335
4.87% (30 Day Average SOFR + 0.56%), 03/25/2037(a)	351,836	348,660
6.60%, 06/25/2039(b)	758,019	791,339
4.00%, 07/25/2040	410,528	404,013
4.97% (30 Day Average SOFR + 0.66%), 02/25/2041(a)	59,747	59,734
4.92% (30 Day Average SOFR + 0.61%), 05/25/2041(a)	139,142	138,948
4.94% (30 Day Average SOFR + 0.63%), 11/25/2041(a)	372,544	370,902
4.78% (30 Day Average SOFR + 0.43%), 08/25/2044(a)	450,358	440,244
4.94% (30 Day Average SOFR + 0.59%), 02/25/2056(a)	899,381	919,172
4.88% (30 Day Average SOFR + 0.53%), 12/25/2056(a)	1,101,486	1,079,923
IO, 2.00%, 03/25/2051(c)	2,354,808	308,692
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KS11, Class AFX1, 2.15%, 12/25/2028	3,686,347	3,547,374
Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	4,805,797
Freddie Mac REMICs,
4.92% (30 Day Average SOFR + 0.61%), 12/15/2035(a)	383,470	381,418
4.72% (30 Day Average SOFR + 0.41%), 03/15/2036 to 09/15/2044(a)	484,214	481,155
4.81% (30 Day Average SOFR + 0.46%), 11/15/2036(a)	618,616	611,040
4.79% (30 Day Average SOFR + 0.48%), 03/15/2037(a)	333,711	329,946
4.82% (30 Day Average SOFR + 0.51%), 06/15/2037(a)	514,130	508,792
5.28% (30 Day Average SOFR + 0.97%), 11/15/2039(a)	191,278	192,312
4.87% (30 Day Average SOFR + 0.56%), 03/15/2040 to 02/15/2042(a)	1,291,648	1,273,298
Freddie Mac STRIPS, 4.81%(30 Day Average SOFR + 0.46%), 10/15/2037(a)	469,955	464,187
		22,998,039
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–14.42%
7.00%, 01/01/2026 to 11/01/2035	$623,476	$658,389
8.50%, 12/01/2026 to 08/01/2031	24,097	24,650
7.05%, 05/20/2027	3,845	3,857
6.50%, 08/01/2028 to 12/01/2035	513,790	533,507
6.00%, 09/01/2029 to 12/01/2053	5,203,727	5,312,279
7.50%, 09/01/2030 to 06/01/2035	222,691	228,789
6.03%, 10/20/2030	183,335	185,995
8.00%, 11/17/2030 to 02/01/2035	34,131	34,556
3.00%, 02/01/2032 to 01/01/2050	7,463,898	6,632,771
2.50%, 09/01/2034 to 12/01/2050	10,060,439	9,147,746
5.00%, 01/01/2037 to 01/01/2040	280,941	284,996
4.50%, 01/01/2040 to 08/01/2041	1,454,100	1,448,044
2.00%, 01/01/2051	7,090,431	5,627,626
5.50%, 11/01/2052 to 05/01/2053	11,910,065	12,018,608
ARM, 7.11% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.88%), 09/01/2035(a)	565,356	582,435
6.98% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.86%), 07/01/2036(a)	603,880	625,961
7.08% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.91%), 10/01/2036(a)	23,705	24,612
7.15% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.51%), 10/01/2036(a)	201,831	206,290
6.74% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.95%), 11/01/2037(a)	98,536	101,153
7.08% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(a)	14,137	14,508
6.78% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.84%), 07/01/2038(a)	158,304	163,148
6.99% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.78%), 06/01/2043(a)	180,379	187,009
6.53% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 01/01/2048(a)	735,611	758,770
		44,805,699
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Government Securities Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–14.96%
0.50%, 11/07/2025	$4,000,000	$3,947,345
6.50%, 07/01/2026 to 11/01/2037	413,410	431,500
8.00%, 09/01/2026 to 10/01/2037	487,567	508,540
7.50%, 12/01/2026 to 08/01/2037	844,517	867,189
8.50%, 12/01/2026 to 12/01/2036	93,905	98,713
3.50%, 05/01/2027 to 10/01/2049	1,510,507	1,402,748
6.00%, 06/01/2027 to 10/01/2053	5,429,341	5,578,118
0.75%, 10/08/2027	6,000,000	5,614,514
7.00%, 01/01/2028 to 02/01/2036	266,590	279,888
3.00%, 12/01/2031 to 03/01/2050	3,733,915	3,456,656
5.00%, 08/01/2033 to 04/01/2053	3,247,088	3,219,269
2.50%, 12/01/2034 to 07/01/2051	11,239,076	10,102,225
5.50%, 04/01/2035 to 05/01/2035	398,146	409,615
2.00%, 09/01/2035 to 03/01/2051	6,073,390	5,124,957
4.50%, 06/01/2039 to 08/01/2041	1,305,964	1,294,451
4.00%, 09/01/2043 to 12/01/2048	3,656,952	3,492,441
ARM, 6.69% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	298,169	306,618
6.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.21%), 05/01/2035(a)	33,214	34,335
6.78% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.73%), 03/01/2038(a)	10,189	10,423
6.67% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.77%), 02/01/2042(a)	93,708	96,323
7.27% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.52%), 08/01/2043(a)	67,469	68,970
6.88% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	126,140	128,661
		46,473,499
	Principal Amount	Value
Government National Mortgage Association (GNMA)–21.91%
6.50%, 08/15/2025 to 09/15/2034	$454,609	$469,073
7.50%, 12/20/2025 to 10/15/2035	197,506	205,805
8.00%, 07/15/2026 to 01/15/2037	259,995	268,435
6.38%, 10/20/2027	17,570	17,551
7.00%, 11/15/2027 to 12/15/2036	227,609	232,193
6.00%, 09/15/2029 to 08/15/2033	132,778	135,547
6.10%, 12/20/2033	1,051,578	1,091,768
5.66%, 08/20/2034(b)	249,326	254,784
8.50%, 10/15/2036 to 01/15/2037	96,474	97,998
5.88%, 01/20/2039(b)	1,069,324	1,108,210
5.23% (1 mo. Term SOFR + 0.91%), 09/16/2039(a)	280,254	281,446
5.13% (1 mo. Term SOFR + 0.81%), 05/20/2040(a)	698,858	699,273
4.53%, 07/20/2041(b)	196,242	198,197
4.96%, 09/20/2041	589,414	596,362
4.68% (1 mo. Term SOFR + 0.36%), 01/20/2042(a)	7,977	7,805
3.50%, 10/20/2042 to 06/20/2050	4,528,443	4,142,478
4.74% (1 mo. Term SOFR + 0.41%), 08/20/2047(a)	1,408,443	1,363,366
3.00%, 10/20/2048 to 11/20/2049	7,362,893	6,599,833
2.50%, 07/20/2049	2,144,775	1,908,190
TBA, 2.50%, 07/01/2055(d)	7,620,000	6,475,109
4.50%, 07/01/2055(d)	7,500,000	7,180,279
5.00%, 07/01/2055(d)	15,320,000	15,051,283
5.50%, 07/01/2055(d)	13,465,000	13,486,878
6.00%, 07/01/2055(d)	3,900,000	3,958,187
Series 2020-137, Class A, 1.50%, 04/16/2062	3,009,472	2,266,809
		68,096,859
Uniform Mortgage-Backed Securities–8.44%
TBA, 2.00%, 07/01/2055(d)	1,010,000	799,775
2.50%, 07/01/2055(d)	3,580,000	2,968,833
5.00%, 07/01/2055(d)	13,920,000	13,643,473
6.00%, 07/01/2055(d)	8,670,000	8,811,140
		26,223,221
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $215,376,769)		208,597,317
U.S. Treasury Securities–21.16%
U.S. Treasury Bills–0.62%
3.96% - 4.11%, 05/14/2026(e)(f)	1,988,000	1,920,954
U.S. Treasury Bonds–1.11%
5.38%, 02/15/2031	3,200,000	3,442,563
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Government Securities Fund

Principal Amount		Value
U.S. Treasury Notes–19.43%
2.25%, 11/15/2025	$2,800,000	$2,778,891
0.38% - 2.88%, 11/30/2025	10,500,000	10,358,016
0.38%, 12/31/2025	5,000,000	4,905,512
0.88%, 06/30/2026	2,000,000	1,939,330
1.50%, 08/15/2026	7,450,000	7,251,236
1.13%, 02/28/2027	9,159,000	8,767,954
2.38%, 05/15/2027	3,700,000	3,609,090
0.50%, 06/30/2027	1,900,000	1,783,217
2.25%, 11/15/2027	2,900,000	2,804,730
2.75%, 02/15/2028	1,900,000	1,855,098
1.25%, 06/30/2028	4,500,000	4,190,273
2.88%, 08/15/2028	7,500,000	7,317,187
2.38%, 05/15/2029	2,600,000	2,473,758
1.63%, 08/15/2029	400,000	368,437
		60,402,729
Total U.S. Treasury Securities (Cost $67,921,856)		65,766,246
Certificates of Deposit–11.91%
Diversified Banks–9.66%
Bank of Montreal (Canada), 4.66% (SOFR + 0.30%), 03/19/2026(a)	8,000,000	8,002,361
BNP Paribas S.A. (France), 4.64% (SOFR + 0.33%), 02/06/2026(a)	9,000,000	9,008,829
Credit Industriel et Commercial (France), 4.74% (SOFR + 0.38%), 08/20/2025(a)	4,000,000	4,001,228
Mizuho Bank Ltd. (Japan), 4.71% (SOFR + 0.31%), 02/25/2026(a)	9,000,000	9,001,739
		30,014,157
Homebuilding–2.25%
Standard Chartered Bank (United Kingdom), 4.76% (SOFR + 0.36%), 07/24/2025(a)	7,000,000	7,001,750
Total Certificates of Deposit (Cost $37,000,561)		37,015,907
Commercial Paper–11.27%
Diversified Banks–5.47%
Canadian Imperial Bank of Commerce (Canada), 4.68% (SOFR + 0.35%), 08/13/2025(a)(g)	4,000,000	4,000,910
Toronto-Dominion Bank (The) (Canada), 4.72% (SOFR + 0.40%), 04/10/2026(a)(g)	4,000,000	4,003,312
UBS AG (Switzerland), 4.70% (SOFR + 0.38%), 05/15/2026(a)(g)	9,000,000	9,006,293
		17,010,515
Diversified Financial Services–5.80%
BofA Securities, Inc., 4.72% (SOFR + 0.28%), 03/19/2026(a)	8,000,000	8,003,368
JP Morgan Securities LLC,
4.79% (SOFR + 0.39%), 11/26/2025(a)(g)	6,000,000	6,003,667
4.78% (SOFR + 0.44%), 12/10/2025(a)(g)	4,000,000	4,003,471
		18,010,506
Total Commercial Paper (Cost $35,000,000)		35,021,021
Principal Amount		Value

Asset-Backed Securities–6.32%(h)
Angel Oak Mortgage Trust, Series 2025-HB1, Class A1, 6.11% (30 Day Average SOFR + 1.80%), 02/25/2055(a)(g)	$614,145	$618,367
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.82%, 09/15/2048(i)	8,912,328	144
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1,800,000	1,752,571
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 0.00%, 01/25/2035(b)(j)	157,826	153,781
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(g)	666,853	607,393
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(g)	904,101	836,609
CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(g)	1,296,855	1,308,653
FRESB Mortgage Trust, Series 2019- SB63, Class A5, 5.13% (30 Day Average SOFR + 0.81%), 02/25/2039(a)	2,289,401	2,255,497
GCAT Trust, Series 2020-NQM1, Class A3, 3.55%, 01/25/2060(g)	1,498,997	1,465,604
GS Mortgage-Backed Securities Trust, Series 2025-PJ4, Class A4, 6.00%, 09/25/2055(b)(g)	1,767,692	1,790,648
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.18% (1 mo. Term SOFR + 0.86%), 01/25/2048(a)(g)	661,276	647,859
SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.34%, 03/17/2053(g)	1,058,675	989,228
Textainer Marine Containers VII Ltd. (China),
Series 2020-3A, Class A, 2.11%, 09/20/2045(g)	1,417,104	1,330,937
Series 2021-2A, Class B, 2.82%, 04/20/2046(g)	2,666,667	2,463,416
Verus Securitization Trust, Series 2023-INV3, Class A3, 7.73%, 11/25/2068(b)(g)	3,353,456	3,423,559
Total Asset-Backed Securities (Cost $20,187,945)		19,644,266

Agency Credit Risk Transfer Notes–0.98%
Freddie Mac, Series 2022-HQA3, Class M1, STACR®, 6.61% (30 Day Average SOFR + 2.30%), 08/25/2042 (Cost $2,987,894)(a)(g)	2,970,499	3,026,268
Shares
Money Market Funds–4.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(k)(l) (Cost $12,843,184)	12,843,184	12,843,184
TOTAL INVESTMENTS IN SECURITIES–122.90% (Cost $391,318,209)		381,914,209
OTHER ASSETS LESS LIABILITIES—(22.90)%		(71,159,015)
NET ASSETS–100.00%		$310,755,194
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Government Securities Fund

Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2025.
(b)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2025.

(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1M.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2025 was $45,526,194, which represented 14.65% of the Fund’s Net Assets.

(h)	Non-U.S. government sponsored securities.
(i)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30,
2025.

(j)	Zero coupon bond issued at a discount.
(k)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,935,626	$90,890,012	$(80,982,454)	$-	$-	$12,843,184	$162,535
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	123,899	(123,899)	-	-	-	135*
Invesco Private Prime Fund	-	319,861	(319,861)	-	-	-	351*
Total	$2,935,626	$91,333,772	$(81,426,214)	$-	$-	$12,843,184	$163,021

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(l)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	346	September-2025	$71,976,109	$239,854	$239,854
U.S. Treasury 5 Year Notes	719	September-2025	78,371,000	937,882	937,882
U.S. Treasury 10 Year Notes	393	September-2025	44,065,125	859,023	859,023
U.S. Treasury 10 Year Ultra Notes	30	September-2025	3,427,969	53,856	53,856
Subtotal—Long Futures Contracts				2,090,615	2,090,615
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Government Securities Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	204	September-2025	$(23,555,625)	$(844,018)	$(844,018)
U.S. Treasury Ultra Bonds	13	September-2025	(1,548,625)	(41,969)	(41,969)
Subtotal—Short Futures Contracts				(885,987)	(885,987)
Total Futures Contracts				$1,204,628	$1,204,628
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Government Securities Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $378,475,025)	$369,071,025
Investments in affiliated money market funds, at value (Cost $12,843,184)	12,843,184
Other investments:
Variation margin receivable — futures contracts	30,325
Receivable for:
TBA sales commitment	9,095,745
Fund shares sold	88,772
Dividends	45,965
Interest	1,159,231
Principal paydowns	70,757
Investment for trustee deferred compensation and retirement plans	198,023
Other assets	124
Total assets	392,603,151
Liabilities:
Payable for:
TBA sales commitment	80,809,174
Fund shares reacquired	430,288
Amount due custodian	205,823
Accrued fees to affiliates	170,717
Accrued other operating expenses	28,199
Trustee deferred compensation and retirement plans	203,756
Total liabilities	81,847,957
Net assets applicable to shares outstanding	$310,755,194
Net assets consist of:
Shares of beneficial interest	$341,205,169
Distributable earnings (loss)	(30,449,975)
$310,755,194
Net Assets:
Series I	$162,936,023
Series II	$147,819,171
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	15,245,865
Series II	13,978,896
Series I:
Net asset value per share	$10.69
Series II:
Net asset value per share	$10.57
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Interest	$5,386,529
Dividends from affiliated money market funds (includes net securities lending income of $104)	162,639
Total investment income	5,549,168
Expenses:
Advisory fees	769,209
Administrative services fees	259,505
Custodian fees	20,194
Distribution fees - Series II	186,484
Transfer agent fees	8,116
Trustees’ and officers’ fees and benefits	10,627
Reports to shareholders	4,685
Professional services fees	20,229
Other	2,637
Total expenses	1,281,686
Less: Fees waived	(3,704)
Net expenses	1,277,982
Net investment income	4,271,186
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(658,239)
Futures contracts	1,653,321
995,082
Change in net unrealized appreciation of:
Unaffiliated investment securities	6,576,443
Futures contracts	1,704,579
8,281,022
Net realized and unrealized gain	9,276,104
Net increase in net assets resulting from operations	$13,547,290
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Government Securities Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$4,271,186	$8,892,076
Net realized gain (loss)	995,082	(3,098,637)
Change in net unrealized appreciation (depreciation)	8,281,022	(409,590)
Net increase in net assets resulting from operations	13,547,290	5,383,849
Distributions to shareholders from distributable earnings:
Series I	—	(4,444,155)
Series II	—	(3,562,016)
Total distributions from distributable earnings	—	(8,006,171)
Share transactions–net:
Series I	(14,186,895)	(9,504,805)
Series II	(10,055,162)	(2,728,411)
Net increase (decrease) in net assets resulting from share transactions	(24,242,057)	(12,233,216)
Net increase (decrease) in net assets	(10,694,767)	(14,855,538)
Net assets:
Beginning of period	321,449,961	336,305,499
End of period	$310,755,194	$321,449,961
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. Government Securities Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$10.23	$0.15	$0.31	$0.46	$—	$10.69	4.50%	$162,936	0.70%(d)	0.70%(d)	2.83%(d)	179%
Year ended 12/31/24	10.32	0.29	(0.11)	0.18	(0.27)	10.23	1.72	169,900	0.70	0.70	2.80	314
Year ended 12/31/23	10.08	0.22	0.23	0.45	(0.21)	10.32	4.62	180,715	0.69	0.69	2.18	233
Year ended 12/31/22	11.48	0.15	(1.33)	(1.18)	(0.22)	10.08	(10.29)	177,203	0.68	0.68	1.38	168
Year ended 12/31/21	12.04	0.11	(0.38)	(0.27)	(0.29)	11.48	(2.27)	235,924	0.68	0.68	0.92	170
Year ended 12/31/20	11.61	0.20	0.53	0.73	(0.30)	12.04	6.27	257,369	0.67	0.67	1.64	346
Series II
Six months ended 06/30/25	10.14	0.13	0.30	0.43	—	10.57	4.24	147,819	0.95 (d)	0.95 (d)	2.58 (d)	179
Year ended 12/31/24	10.23	0.26	(0.11)	0.15	(0.24)	10.14	1.48	151,550	0.95	0.95	2.55	314
Year ended 12/31/23	9.98	0.19	0.24	0.43	(0.18)	10.23	4.46	155,590	0.94	0.94	1.93	233
Year ended 12/31/22	11.37	0.12	(1.32)	(1.20)	(0.19)	9.98	(10.58)	159,919	0.93	0.93	1.13	168
Year ended 12/31/21	11.92	0.08	(0.37)	(0.29)	(0.26)	11.37	(2.43)	196,932	0.93	0.93	0.67	170
Year ended 12/31/20	11.50	0.17	0.52	0.69	(0.27)	11.92	5.97	185,071	0.92	0.92	1.39	346

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco V.I. Government Securities Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Government Securities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
10
Invesco V.I. Government Securities Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation-Protected Securities inflation adjustments in the Statement of Operations, even though investors do not receive their principal until maturity.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
11
Invesco V.I. Government Securities Fund

Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance.  The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
N.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
P.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.500%
Over $250 million	0.450%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.49%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $3,704.
12
Invesco V.I. Government Securities Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $23,884 for accounting and fund administrative services and was reimbursed $235,621 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$208,597,317	$—	$208,597,317
U.S. Treasury Securities	—	65,766,246	—	65,766,246
Certificates of Deposit	—	37,015,907	—	37,015,907
Commercial Paper	—	35,021,021	—	35,021,021
Asset-Backed Securities	—	19,644,266	—	19,644,266
Agency Credit Risk Transfer Notes	—	3,026,268	—	3,026,268
Money Market Funds	12,843,184	—	—	12,843,184
Total Investments in Securities	12,843,184	369,071,025	—	381,914,209
Other Investments - Assets*
Futures Contracts	2,090,615	—	—	2,090,615
Other Investments - Liabilities*
Futures Contracts	(885,987)	—	—	(885,987)
Total Other Investments	1,204,628	—	—	1,204,628
Total Investments	$14,047,812	$369,071,025	$—	$383,118,837

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
13
Invesco V.I. Government Securities Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2025:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$2,090,615
Derivatives not subject to master netting agreements	(2,090,615)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(885,987)
Derivatives not subject to master netting agreements	885,987
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended June 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$1,653,321
Change in Net Unrealized Appreciation:
Futures contracts	1,704,579
Total	$3,357,900
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$234,830,255

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
14
Invesco V.I. Government Securities Fund

The Fund had a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$16,465,680	$20,986,792	$37,452,472
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $2,502,407 and $1,821,372, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,727,459
Aggregate unrealized (depreciation) of investments	(11,508,501)
Net unrealized appreciation (depreciation) of investments	$(7,781,042)
Cost of investments for tax purposes is $390,899,879.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	714,470	$7,463,392	1,835,595	$18,961,763
Series II	528,550	5,465,466	1,743,236	17,807,302
Issued as reinvestment of dividends:
Series I	-	-	431,891	4,444,155
Series II	-	-	349,217	3,562,016
Reacquired:
Series I	(2,069,548)	(21,650,287)	(3,171,033)	(32,910,723)
Series II	(1,497,038)	(15,520,628)	(2,355,412)	(24,097,729)
Net increase (decrease) in share activity	(2,323,566)	$(24,242,057)	(1,166,506)	$(12,233,216)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
Invesco V.I. Government Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Government Securities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Bloomberg Intermediate U.S. Government Index (Index).  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period  (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other
16
Invesco V.I. Government Securities Fund

performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were the same as and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products.  The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board  in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the
17
Invesco V.I. Government Securities Fund

federal securities laws and consistent with best execution obligations.
18
Invesco V.I. Government Securities Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
19
Invesco V.I. Government Securities Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Growth and Income Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VK-VIGRI-NCSRS

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–93.40%
Aerospace & Defense–2.06%
RTX Corp.	114,414	$16,706,733
Textron, Inc.	121,418	9,748,651
		26,455,384
Air Freight & Logistics–1.10%
FedEx Corp.	62,502	14,207,330
Application Software–1.10%
Salesforce, Inc.	51,822	14,131,341
Asset Management & Custody Banks–1.25%
KKR & Co., Inc., Class A	120,844	16,075,877
Automobile Manufacturers–0.73%
General Motors Co.	190,874	9,392,910
Broadline Retail–2.45%
Amazon.com, Inc.(b)	143,667	31,519,103
Building Products–1.68%
Johnson Controls International PLC	204,972	21,649,143
Communications Equipment–1.38%
Cisco Systems, Inc.	256,251	17,778,694
Diversified Banks–8.10%
Bank of America Corp.	902,448	42,703,839
PNC Financial Services Group, Inc. (The)	92,192	17,186,433
Wells Fargo & Co.	553,870	44,376,064
		104,266,336
Electric Utilities–3.17%
American Electric Power Co., Inc.(c)	113,248	11,750,613
FirstEnergy Corp.	237,666	9,568,433
PPL Corp.(c)	573,996	19,452,724
		40,771,770
Electrical Components & Equipment–2.34%
Emerson Electric Co.	144,383	19,250,585
Vertiv Holdings Co., Class A	84,266	10,820,597
		30,071,182
Electronic Components–1.08%
Coherent Corp.(b)	156,368	13,949,589
Electronic Equipment & Instruments–1.40%
Ralliant Corp.	131,656	6,384,032
Zebra Technologies Corp., Class A(b)	37,911	11,690,236
		18,074,268
Fertilizers & Agricultural Chemicals–0.96%
Corteva, Inc.	164,888	12,289,103
Food Distributors–3.35%
Sysco Corp.	297,237	22,512,730
US Foods Holding Corp.(b)	266,874	20,551,967
		43,064,697
Shares		Value
Footwear–1.17%
NIKE, Inc., Class B	211,347	$15,014,091
Health Care Equipment–2.45%
GE HealthCare Technologies, Inc.	116,295	8,613,971
Medtronic PLC	263,478	22,967,377
		31,581,348
Health Care Services–1.45%
CVS Health Corp.	270,626	18,667,781
Household Products–1.15%
Procter & Gamble Co. (The)	92,629	14,757,652
Industrial Machinery & Supplies & Components–3.02%
Fortive Corp.	272,681	14,214,861
Parker-Hannifin Corp.	35,298	24,654,594
		38,869,455
Insurance Brokers–1.79%
Willis Towers Watson PLC	75,300	23,079,451
Integrated Oil & Gas–4.99%
Chevron Corp.	129,251	18,507,451
Exxon Mobil Corp.	169,018	18,220,140
Shell PLC (United Kingdom)	476,262	16,616,551
Suncor Energy, Inc. (Canada)	291,183	10,907,468
		64,251,610
Interactive Media & Services–2.18%
Alphabet, Inc., Class A	93,795	16,529,493
Meta Platforms, Inc., Class A	15,545	11,473,609
		28,003,102
Investment Banking & Brokerage–3.19%
Charles Schwab Corp. (The)	272,866	24,896,294
Goldman Sachs Group, Inc. (The)	22,841	16,165,718
		41,062,012
IT Consulting & Other Services–0.87%
Cognizant Technology Solutions Corp., Class A	143,528	11,199,490
Managed Health Care–3.38%
Centene Corp.(b)	255,664	13,877,442
Elevance Health, Inc.	22,087	8,590,959
Humana, Inc.	33,074	8,085,932
UnitedHealth Group, Inc.	41,623	12,985,127
		43,539,460
Movies & Entertainment–1.97%
Walt Disney Co. (The)	204,820	25,399,728
Multi-line Insurance–1.35%
American International Group, Inc.	203,708	17,435,368
Oil & Gas Exploration & Production–2.28%
ConocoPhillips	199,978	17,946,026
EQT Corp.	195,769	11,417,248
		29,363,274
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Growth and Income Fund

Shares		Value
Pharmaceuticals–5.38%
Bristol-Myers Squibb Co.	231,421	$10,712,478
Johnson & Johnson	163,375	24,955,531
Merck & Co., Inc.	117,717	9,318,478
Pfizer, Inc.	325,642	7,893,562
Sanofi S.A.	168,608	16,323,574
		69,203,623
Property & Casualty Insurance–0.74%
Allstate Corp. (The)	47,463	9,554,777
Rail Transportation–1.17%
Norfolk Southern Corp.	58,820	15,056,155
Real Estate Services–1.48%
CBRE Group, Inc., Class A(b)	135,951	19,049,454
Regional Banks–1.59%
Citizens Financial Group, Inc.	456,383	20,423,139
Restaurants–1.19%
Starbucks Corp.	167,241	15,324,293
Semiconductor Materials & Equipment–1.12%
Lam Research Corp.	147,899	14,396,489
Semiconductors–4.66%
Microchip Technology, Inc.	391,076	27,520,018
NVIDIA Corp.	111,013	17,538,944
NXP Semiconductors N.V. (Netherlands)	68,471	14,960,229
		60,019,191
Specialty Chemicals–1.37%
DuPont de Nemours, Inc.	124,065	8,509,618
PPG Industries, Inc.	80,397	9,145,159
		17,654,777
Systems Software–3.84%
Microsoft Corp.	65,154	32,408,251
Oracle Corp.	77,986	17,050,079
		49,458,330
Tobacco–2.14%
Philip Morris International, Inc. (Switzerland)	151,273	27,551,351
Shares		Value
Trading Companies & Distributors–1.51%
Ferguson Enterprises, Inc.	89,379	$19,462,277
Transaction & Payment Processing Services–2.77%
Fidelity National Information Services, Inc.	208,872	17,004,270
Fiserv, Inc.(b)	108,208	18,656,141
		35,660,411
Wireless Telecommunication Services–1.05%
T-Mobile US, Inc.	56,666	13,501,241
Total Common Stocks & Other Equity Interests (Cost $822,271,801)		1,202,236,057
Money Market Funds–5.54%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	24,967,905	24,967,905
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	46,369,064	46,369,064
Total Money Market Funds (Cost $71,336,969)		71,336,969
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.94% (Cost $893,608,770)		1,273,573,026
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.14%
Invesco Private Government Fund, 4.34%(d)(e)(f)	4,052,980	4,052,980
Invesco Private Prime Fund, 4.49%(d)(e)(f)	10,560,246	10,563,414
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,615,338)		14,616,394
TOTAL INVESTMENTS IN SECURITIES–100.08% (Cost $908,224,108)		1,288,189,420
OTHER ASSETS LESS LIABILITIES—(0.08)%		(1,042,835)
NET ASSETS–100.00%		$1,287,146,585
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,396,188	$96,037,009	$(78,465,292)	$-	$-	$24,967,905	$215,479
Invesco Treasury Portfolio, Institutional Class	13,738,066	178,354,443	(145,723,445)	-	-	46,369,064	397,952
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Growth and Income Fund

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,843,875	$170,111,554	$(169,902,449)	$-	$-	$4,052,980	$148,071*
Invesco Private Prime Fund	10,014,865	308,783,964	(308,235,874)	1,056	(597)	10,563,414	398,533*
Total	$34,992,994	$753,286,970	$(702,327,060)	$1,056	$(597)	$85,953,363	$1,160,035

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/09/2025	State Street Bank & Trust Co.	CAD	921,593	USD	679,304	$2,291
07/09/2025	State Street Bank & Trust Co.	USD	622,805	CAD	853,894	4,475
07/09/2025	State Street Bank & Trust Co.	USD	1,572,685	EUR	1,368,327	39,879
07/09/2025	State Street Bank & Trust Co.	USD	554,160	GBP	405,418	2,354
Subtotal—Appreciation						48,999
Currency Risk
07/09/2025	Bank of New York Mellon (The)	CAD	10,415,576	USD	7,614,065	(37,336)
07/09/2025	Bank of New York Mellon (The)	EUR	11,194,204	USD	12,838,118	(354,169)
07/09/2025	State Street Bank & Trust Co.	CAD	820,449	USD	600,313	(2,399)
07/09/2025	State Street Bank & Trust Co.	EUR	685,145	USD	784,148	(23,290)
07/09/2025	State Street Bank & Trust Co.	GBP	9,637,162	USD	13,055,322	(173,539)
Subtotal—Depreciation						(590,733)
Total Forward Foreign Currency Contracts						$(541,734)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Growth and Income Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $822,271,801)*	$1,202,236,057
Investments in affiliated money market funds, at value (Cost $85,952,307)	85,953,363
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	48,999
Cash	1,388
Foreign currencies, at value (Cost $250,630)	254,571
Receivable for:
Investments sold	6,383,956
Fund shares sold	8,981,365
Dividends	1,565,777
Investment for trustee deferred compensation and retirement plans	204,559
Other assets	484
Total assets	1,305,630,519
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	590,733
Payable for:
Investments purchased	2,013,596
Fund shares reacquired	349,710
Collateral upon return of securities loaned	14,615,338
Accrued fees to affiliates	684,729
Accrued other operating expenses	15,717
Trustee deferred compensation and retirement plans	214,111
Total liabilities	18,483,934
Net assets applicable to shares outstanding	$1,287,146,585
Net assets consist of:
Shares of beneficial interest	$759,610,356
Distributable earnings	527,536,229
$1,287,146,585
Net Assets:
Series I	$222,144,261
Series II	$1,065,002,324
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	10,344,985
Series II	49,643,257
Series I:
Net asset value per share	$21.47
Series II:
Net asset value per share	$21.45

*	At June 30, 2025, securities with an aggregate value of $14,473,088 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $154,360)	$12,076,321
Dividends from affiliated money market funds (includes net securities lending income of $17,586)	631,017
Total investment income	12,707,338
Expenses:
Advisory fees	3,461,290
Administrative services fees	1,011,996
Custodian fees	6,073
Distribution fees - Series II	1,253,127
Transfer agent fees	33,655
Trustees’ and officers’ fees and benefits	14,184
Reports to shareholders	4,449
Professional services fees	20,817
Other	7,982
Total expenses	5,813,573
Less: Fees waived	(17,012)
Net expenses	5,796,561
Net investment income	6,910,777
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	70,657,499
Affiliated investment securities	(597)
Foreign currencies	23,621
Forward foreign currency contracts	(2,025,999)
68,654,524
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(16,702,224)
Affiliated investment securities	1,056
Foreign currencies	3,407
Forward foreign currency contracts	(1,201,210)
(17,898,971)
Net realized and unrealized gain	50,755,553
Net increase in net assets resulting from operations	$57,666,330
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Growth and Income Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$6,910,777	$15,397,738
Net realized gain	68,654,524	111,893,976
Change in net unrealized appreciation (depreciation)	(17,898,971)	69,665,643
Net increase in net assets resulting from operations	57,666,330	196,957,357
Distributions to shareholders from distributable earnings:
Series I	—	(15,744,049)
Series II	—	(82,619,056)
Total distributions from distributable earnings	—	(98,363,105)
Share transactions–net:
Series I	(3,917,654)	17,049,710
Series II	(72,616,356)	(130,256,125)
Net increase (decrease) in net assets resulting from share transactions	(76,534,010)	(113,206,415)
Net increase (decrease) in net assets	(18,867,680)	(14,612,163)
Net assets:
Beginning of period	1,306,014,265	1,320,626,428
End of period	$1,287,146,585	$1,306,014,265
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Growth and Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$20.25	$0.14	$1.08	$1.22	$—	$—	$—	$21.47	6.03%	$222,144	0.75%(d)	0.75%(d)	1.34%(d)	22%
Year ended 12/31/24	18.86	0.28	2.75	3.03	(0.31)	(1.33)	(1.64)	20.25	16.00	213,402	0.76	0.76	1.36	23
Year ended 12/31/23	19.77	0.30	1.80	2.10	(0.34)	(2.67)	(3.01)	18.86	12.72	183,178	0.75	0.75	1.51	70
Year ended 12/31/22	23.70	0.31	(1.72)	(1.41)	(0.38)	(2.14)	(2.52)	19.77	(5.80)	168,516	0.75	0.75	1.42	36
Year ended 12/31/21	18.72	0.26	5.07	5.33	(0.35)	—	(0.35)	23.70	28.51	186,508	0.74	0.74	1.17	29
Year ended 12/31/20	19.09	0.31	(0.01)	0.30	(0.39)	(0.28)	(0.67)	18.72	2.09	157,478	0.75	0.75	1.90	46
Series II
Six months ended 06/30/25	20.26	0.11	1.08	1.19	—	—	—	21.45	5.87	1,065,002	1.00 (d)	1.00 (d)	1.09 (d)	22
Year ended 12/31/24	18.87	0.23	2.75	2.98	(0.26)	(1.33)	(1.59)	20.26	15.72	1,092,612	1.01	1.01	1.11	23
Year ended 12/31/23	19.77	0.25	1.79	2.04	(0.27)	(2.67)	(2.94)	18.87	12.41	1,137,448	1.00	1.00	1.26	70
Year ended 12/31/22	23.66	0.26	(1.72)	(1.46)	(0.29)	(2.14)	(2.43)	19.77	(6.00)	1,027,754	1.00	1.00	1.17	36
Year ended 12/31/21	18.70	0.20	5.07	5.27	(0.31)	—	(0.31)	23.66	28.19	1,475,584	0.99	0.99	0.92	29
Year ended 12/31/20	19.06	0.27	(0.01)	0.26	(0.34)	(0.28)	(0.62)	18.70	1.85	1,415,923	1.00	1.00	1.65	46

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Growth and Income Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Growth and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek long-term growth of capital and income.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
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Invesco V.I. Growth and Income Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
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Invesco V.I. Growth and Income Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $1,078 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.600%
Over $500 million	0.550%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.57%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $17,012.
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Invesco V.I. Growth and Income Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $102,426 for accounting and fund administrative services and was reimbursed $909,570 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2025, the Fund incurred $94,223 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,169,295,932	$32,940,125	$—	$1,202,236,057
Money Market Funds	71,336,969	14,616,394	—	85,953,363
Total Investments in Securities	1,240,632,901	47,556,519	—	1,288,189,420
Other Investments - Assets*
Forward Foreign Currency Contracts	—	48,999	—	48,999
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(590,733)	—	(590,733)
Total Other Investments	—	(541,734)	—	(541,734)
Total Investments	$1,240,632,901	$47,014,785	$—	$1,287,647,686

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
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Invesco V.I. Growth and Income Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2025:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$48,999
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$48,999
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(590,733)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(590,733)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$−	$(391,505)	$(391,505)	$—	$—	$(391,505)
State Street Bank & Trust Co.	48,999	(199,228)	(150,229)	—	—	(150,229)
Total	$48,999	$(590,733)	$(541,734)	$—	$—	$(541,734)
Effect of Derivative Investments for the six months ended June 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(2,025,999)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(1,201,210)
Total	$(3,227,209)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$94,769,256

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
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Invesco V.I. Growth and Income Fund

NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $270,711,299 and $409,947,337, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$363,157,901
Aggregate unrealized (depreciation) of investments	(19,955,841)
Net unrealized appreciation of investments	$343,202,060
Cost of investments for tax purposes is $944,445,626.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	336,844	$6,841,494	976,102	$20,175,239
Series II	8,324,852	171,000,444	666,367	13,566,011
Issued as reinvestment of dividends:
Series I	-	-	771,767	15,744,049
Series II	-	-	4,047,969	82,619,056
Reacquired:
Series I	(527,912)	(10,759,148)	(925,395)	(18,869,578)
Series II	(12,609,900)	(243,616,800)	(11,076,814)	(226,441,192)
Net increase (decrease) in share activity	(4,476,116)	$(76,534,010)	(5,540,004)	$(113,206,415)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco V.I. Growth and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Growth and Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index).  The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
14
Invesco V.I. Growth and Income Fund

C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products.  The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The
Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities
15
Invesco V.I. Growth and Income Fund

lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers. The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16
Invesco V.I. Growth and Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17
Invesco V.I. Growth and Income Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Health Care Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
I-VIGHC-NCSRS

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.29%
Biotechnology–22.11%
AbbVie, Inc.	33,564	$6,230,150
ADMA Biologics, Inc.(b)	47,833	871,039
Alnylam Pharmaceuticals, Inc.(b)	7,798	2,542,850
argenx SE, ADR (Netherlands)(b)	6,161	3,396,066
Ascendis Pharma A/S, ADR (Denmark)(b)	10,941	1,888,416
Blueprint Medicines Corp.(b)	7,765	995,318
BridgeBio Pharma, Inc.(b)(c)	24,578	1,061,278
Caris Life Sciences, Inc.(b)	6,614	176,726
Exelixis, Inc.(b)	34,978	1,541,655
Gilead Sciences, Inc.	32,956	3,653,832
Halozyme Therapeutics, Inc.(b)	14,536	756,163
Insmed, Inc.(b)	14,937	1,503,260
Madrigal Pharmaceuticals, Inc.(b)(c)	1,239	374,971
Merus N.V. (Netherlands)(b)	10,957	576,338
Natera, Inc.(b)	12,988	2,194,193
Protagonist Therapeutics, Inc.(b)	12,877	711,712
Soleno Therapeutics, Inc.(b)	5,464	457,774
Twist Bioscience Corp.(b)	13,677	503,177
Vericel Corp.(b)	9,693	412,437
Vertex Pharmaceuticals, Inc.(b)	11,648	5,185,689
		35,033,044
Health Care Distributors–6.38%
Cencora, Inc.	21,417	6,421,888
McKesson Corp.	5,039	3,692,478
		10,114,366
Health Care Equipment–28.28%
Abbott Laboratories	43,036	5,853,326
Boston Scientific Corp.(b)	149,514	16,059,299
Glaukos Corp.(b)	5,964	616,022
IDEXX Laboratories, Inc.(b)	2,686	1,440,609
Insulet Corp.(b)	7,468	2,346,296
Integer Holdings Corp.(b)	6,657	818,611
Intuitive Surgical, Inc.(b)	9,617	5,225,974
iRhythm Technologies, Inc.(b)	4,859	748,092
Kestra Medical Technologies Ltd.(b)	20,018	331,898
LeMaitre Vascular, Inc.	5,494	456,277
Penumbra, Inc.(b)	4,219	1,082,722
PROCEPT BioRobotics Corp.(b)	4,493	258,797
ResMed, Inc.	5,995	1,546,710
Stryker Corp.	20,293	8,028,520
		44,813,153
Health Care Facilities–5.87%
Concentra Group Holdings Parent, Inc.	14,053	289,070
Encompass Health Corp.	31,324	3,841,262
HCA Healthcare, Inc.	5,628	2,156,087
Tenet Healthcare Corp.(b)	17,145	3,017,520
		9,303,939
Health Care REITs–1.90%
Welltower, Inc.	19,603	3,013,569
Shares		Value
Health Care Services–4.64%
BrightSpring Health Services, Inc.(b)	48,256	$1,138,359
Cigna Group (The)	3,226	1,066,451
GeneDx Holdings Corp.(b)(c)	7,407	683,740
Guardant Health, Inc.(b)	21,689	1,128,696
Labcorp Holdings, Inc.	8,738	2,293,812
Quest Diagnostics, Inc.(c)	3,467	622,777
RadNet, Inc.(b)(c)	7,423	422,443
		7,356,278
Health Care Supplies–1.37%
Alcon AG	13,360	1,184,804
Lantheus Holdings, Inc.(b)(c)	5,319	435,413
Merit Medical Systems, Inc.(b)	5,926	553,963
		2,174,180
Health Care Technology–1.04%
Certara, Inc.(b)	12,371	144,741
Doximity, Inc., Class A(b)	6,985	428,460
Waystar Holding Corp.(b)	26,228	1,071,938
		1,645,139
Life Sciences Tools & Services–3.79%
BioLife Solutions, Inc.(b)	18,973	408,679
Lonza Group AG (Switzerland)	3,870	2,767,682
Mettler-Toledo International, Inc.(b)(c)	576	676,639
Repligen Corp.(b)	8,260	1,027,379
Thermo Fisher Scientific, Inc.	2,789	1,130,828
		6,011,207
Managed Health Care–4.23%
Alignment Healthcare, Inc.(b)	27,430	384,020
HealthEquity, Inc.(b)	17,063	1,787,520
Molina Healthcare, Inc.(b)	2,496	743,558
UnitedHealth Group, Inc.	12,114	3,779,205
		6,694,303
Pharmaceuticals–16.68%
AstraZeneca PLC, ADR (United Kingdom)	46,148	3,224,822
Axsome Therapeutics, Inc.(b)	9,589	1,000,995
Eli Lilly and Co.	17,856	13,919,288
Ligand Pharmaceuticals, Inc.(b)	4,982	566,354
Royalty Pharma PLC, Class A	43,164	1,555,199
Sandoz Group AG (Switzerland)	10,025	549,404
Sanofi S.A., ADR	58,530	2,827,584
Tarsus Pharmaceuticals, Inc.(b)	11,847	479,922
UCB S.A. (Belgium)	7,693	1,513,657
Verona Pharma PLC, ADR (United Kingdom)(b)	3,469	328,098
Zoetis, Inc.	2,998	467,538
		26,432,861
Total Common Stocks & Other Equity Interests (Cost $99,731,762)		152,592,039
Money Market Funds–3.65%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	1,983,666	1,983,666
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Health Care Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	3,800,187	$3,800,187
Total Money Market Funds (Cost $5,783,853)		5,783,853
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $105,515,615)		158,375,892
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.43%
Invesco Private Government Fund, 4.34%(d)(e)(f)	1,067,616	1,067,616
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.49%(d)(e)(f)	2,777,063	$2,777,896
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,845,295)		3,845,512
TOTAL INVESTMENTS IN SECURITIES–102.37% (Cost $109,360,910)		162,221,404
OTHER ASSETS LESS LIABILITIES—(2.37)%		(3,752,954)
NET ASSETS–100.00%		$158,468,450
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,629,544	$6,944,603	$(7,590,481)	$-	$-	$1,983,666	$46,925
Invesco Treasury Portfolio, Institutional Class	4,999,673	12,897,120	(14,096,606)	-	-	3,800,187	88,954
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,738,968	29,233,692	(29,905,044)	-	-	1,067,616	44,893*
Invesco Private Prime Fund	4,528,763	69,040,870	(70,791,280)	217	(674)	2,777,896	120,022*
Total	$13,896,948	$118,116,285	$(122,383,411)	$217	$(674)	$9,629,365	$300,794

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Health Care Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $99,731,762)*	$152,592,039
Investments in affiliated money market funds, at value (Cost $9,629,148)	9,629,365
Foreign currencies, at value (Cost $19,185)	20,158
Receivable for:
Investments sold	321,807
Fund shares sold	92,998
Dividends	106,666
Investment for trustee deferred compensation and retirement plans	63,606
Other assets	70
Total assets	162,826,709
Liabilities:
Payable for:
Investments purchased	256,661
Fund shares reacquired	83,124
Collateral upon return of securities loaned	3,845,295
Accrued fees to affiliates	81,700
Accrued other operating expenses	24,145
Trustee deferred compensation and retirement plans	67,334
Total liabilities	4,358,259
Net assets applicable to shares outstanding	$158,468,450
Net assets consist of:
Shares of beneficial interest	$95,511,891
Distributable earnings	62,956,559
$158,468,450
Net Assets:
Series I	$107,623,690
Series II	$50,844,760
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	3,867,177
Series II	1,998,502
Series I:
Net asset value per share	$27.83
Series II:
Net asset value per share	$25.44

*	At June 30, 2025, securities with an aggregate value of $3,730,273 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $25,017)	$668,319
Dividends from affiliated money market funds (includes net securities lending income of $7,745)	143,624
Total investment income	811,943
Expenses:
Advisory fees	608,388
Administrative services fees	134,377
Custodian fees	3,141
Distribution fees - Series II	65,530
Transfer agent fees	4,396
Trustees’ and officers’ fees and benefits	10,115
Reports to shareholders	4,474
Professional services fees	25,719
Other	1,164
Total expenses	857,304
Less: Fees waived	(3,663)
Net expenses	853,641
Net investment income (loss)	(41,698)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	4,085,421
Affiliated investment securities	(674)
Foreign currencies	2,010
4,086,757
Change in net unrealized appreciation of:
Unaffiliated investment securities	1,055,125
Affiliated investment securities	217
Foreign currencies	5,000
1,060,342
Net realized and unrealized gain	5,147,099
Net increase in net assets resulting from operations	$5,105,401
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Health Care Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(41,698)	$(493,600)
Net realized gain	4,086,757	11,167,224
Change in net unrealized appreciation (depreciation)	1,060,342	(2,533,849)
Net increase in net assets resulting from operations	5,105,401	8,139,775
Share transactions–net:
Series I	(7,190,851)	(9,842,764)
Series II	(4,128,034)	(8,163,514)
Net increase (decrease) in net assets resulting from share transactions	(11,318,885)	(18,006,278)
Net increase (decrease) in net assets	(6,213,484)	(9,866,503)
Net assets:
Beginning of period	164,681,934	174,548,437
End of period	$158,468,450	$164,681,934
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Health Care Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$26.99	$0.00	$0.84	$0.84	$—	$—	$—	$27.83	3.11%	$107,624	0.98%(d)	0.98%(d)	0.02%(d)	26%
Year ended 12/31/24	25.91	(0.05)	1.13	1.08	—	—	—	26.99	4.17	111,306	1.00	1.00	(0.19)	57
Year ended 12/31/23	25.15	0.01	0.75	0.76	—	—	—	25.91	3.02	115,851	0.97	0.97	0.02	57
Year ended 12/31/22	33.86	0.01	(4.68)	(4.67)	—	(4.04)	(4.04)	25.15	(13.32)	130,673	0.96	0.96	0.04	47
Year ended 12/31/21	33.69	(0.08)	4.17	4.09	(0.07)	(3.85)	(3.92)	33.86	12.30	158,669	0.97	0.97	(0.25)	55
Year ended 12/31/20	30.23	0.04	4.26	4.30	(0.10)	(0.74)	(0.84)	33.69	14.46	155,598	0.98	0.98	0.13	46
Series II
Six months ended 06/30/25	24.70	(0.03)	0.77	0.74	—	—	—	25.44	3.00	50,845	1.23 (d)	1.23 (d)	(0.23)(d)	26
Year ended 12/31/24	23.78	(0.11)	1.03	0.92	—	—	—	24.70	3.87	53,376	1.25	1.25	(0.44)	57
Year ended 12/31/23	23.14	(0.05)	0.69	0.64	—	—	—	23.78	2.77	58,698	1.22	1.22	(0.23)	57
Year ended 12/31/22	31.62	(0.05)	(4.39)	(4.44)	—	(4.04)	(4.04)	23.14	(13.54)	65,285	1.21	1.21	(0.21)	47
Year ended 12/31/21	31.70	(0.16)	3.93	3.77	(0.00)(e)	(3.85)	(3.85)	31.62	12.05	81,524	1.22	1.22	(0.50)	55
Year ended 12/31/20	28.49	(0.03)	4.01	3.98	(0.03)	(0.74)	(0.77)	31.70	14.20	75,986	1.23	1.23	(0.12)	46

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Amount represents less than $(0.005) per share.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Health Care Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Health Care Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
7
Invesco V.I. Health Care Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
8
Invesco V.I. Health Care Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $661 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5)
9
Invesco V.I. Health Care Fund

expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $3,663.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $12,819 for accounting and fund administrative services and was reimbursed $121,558 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2025, the Fund incurred $5,923 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$146,576,492	$6,015,547	$—	$152,592,039
Money Market Funds	5,783,853	3,845,512	—	9,629,365
Total Investments	$152,360,345	$9,861,059	$—	$162,221,404
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
10
Invesco V.I. Health Care Fund

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $40,652,948 and $49,942,866, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$54,086,924
Aggregate unrealized (depreciation) of investments	(1,584,895)
Net unrealized appreciation of investments	$52,502,029
Cost of investments for tax purposes is $109,719,375.
NOTE 8—Share Information
Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	205,686	$5,713,769	713,656	$20,388,917
Series II	64,103	1,620,458	204,066	5,226,355
Reacquired:
Series I	(462,981)	(12,904,620)	(1,059,844)	(30,231,681)
Series II	(226,481)	(5,748,492)	(511,756)	(13,389,869)
Net increase (decrease) in share activity	(419,673)	$(11,318,885)	(653,878)	$(18,006,278)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco V.I. Health Care Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Health Care Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P Composite 1500 Health Care Index (Index).  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period, the third quintile for the three year period, and the fifth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods.  The Board considered that stock selection in, and overweight exposure to, certain health care sub-sectors detracted from Fund five-year performance.  The Board recognized that
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Invesco V.I. Health Care Fund

the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products.  The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a
13
Invesco V.I. Health Care Fund

direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14
Invesco V.I. Health Care Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco V.I. Health Care Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. High Yield Fund

2	Schedule of Investments
11	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
22	Approval of Investment Advisory and Sub-Advisory Contracts
25	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIHYI-NCSRS

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–84.80%
Advertising–0.24%
Clear Channel Outdoor Holdings, Inc.,
5.13%, 08/15/2027(b)	$290,000	$286,882
7.50%, 06/01/2029(b)	82,000	75,909
		362,791
Aerospace & Defense–0.47%
TransDigm, Inc., 6.00%, 01/15/2033(b)	708,000	712,304
Alternative Carriers–0.79%
Lumen Technologies, Inc.,
4.50%, 01/15/2029(b)	43,000	38,741
5.38%, 06/15/2029(b)	24,000	21,523
10.00%, 10/15/2032(b)	70,000	71,575
Series P, 7.60%, 09/15/2039	43,000	36,737
Series U, 7.65%, 03/15/2042	37,000	31,139
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	692,000	725,313
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027(Acquired 02/06/2024-12/03/2024; Cost $158,015)(b)(c)	180,000	168,969
6.13%, 03/01/2028(Acquired 08/01/2024-12/03/2024; Cost $86,065)(b)(c)	110,000	95,027
		1,189,024
Application Software–1.31%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	794,000	748,414
Cloud Software Group, Inc., 9.00%, 09/30/2029(b)	467,000	484,492
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	252,000	252,396
6.50%, 06/01/2032(b)	469,000	487,303
		1,972,605
Automobile Manufacturers–0.98%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	733,000	726,791
3.75%, 01/30/2031(b)	813,000	745,689
		1,472,480
Automotive Parts & Equipment–2.33%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	57,000	59,313
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	744,000	793,786
Forvia SE (France), 8.00%, 06/15/2030(b)(d)	768,000	787,842
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)(d)	774,000	754,588
PHINIA, Inc.,
6.75%, 04/15/2029(b)	660,000	682,064
6.63%, 10/15/2032(b)	421,000	427,862
		3,505,455
Principal Amount		Value
Automotive Retail–2.53%
Carvana Co., 14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(e)	$699,460	$829,309
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	727,000	747,892
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	376,000	365,952
8.25%, 08/01/2031(b)	698,000	742,685
Lithia Motors, Inc.,
4.63%, 12/15/2027(b)	365,000	362,431
4.38%, 01/15/2031(b)(d)	801,000	762,195
		3,810,464
Broadcasting–0.70%
AMC Networks, Inc., 4.25%, 02/15/2029	93,000	74,592
Gray Media, Inc., 5.38%, 11/15/2031(b)	143,000	107,350
iHeartCommunications, Inc.,
4.75%, 01/15/2028(b)	50,000	40,454
9.13%, 05/01/2029(b)	100,000	82,500
10.88%, 05/01/2030(b)	75,000	36,937
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	569,000	567,971
7.38%, 06/30/2030(b)	149,000	146,542
		1,056,346
Building Products–0.59%
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(b)	81,000	74,536
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	743,000	745,449
Park River Holdings, Inc., 6.75%, 08/01/2029(b)	88,000	71,842
		891,827
Cable & Satellite–6.43%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	300,000	219,359
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	711,000	709,200
5.38%, 06/01/2029(b)	539,000	537,404
4.75%, 02/01/2032(b)	829,000	786,847
4.50%, 05/01/2032(d)	886,000	825,635
4.50%, 06/01/2033(b)	525,000	480,194
4.25%, 01/15/2034(b)(d)	486,000	432,935
CSC Holdings LLC,
11.75%, 01/31/2029(b)	265,000	252,222
6.50%, 02/01/2029(b)	214,000	174,193
5.75%, 01/15/2030(b)	346,000	171,481
4.13%, 12/01/2030(b)	200,000	141,277
4.63%, 12/01/2030(b)	290,000	135,121
4.50%, 11/15/2031(b)	443,000	312,111
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	380,000	369,177
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. High Yield Fund

Principal Amount		Value
Cable & Satellite–(continued)
DISH DBS Corp.,
7.38%, 07/01/2028	$325,000	$234,966
5.75%, 12/01/2028(b)	260,000	225,550
5.13%, 06/01/2029	231,000	154,192
DISH Network Corp., 11.75%, 11/15/2027(b)	370,000	381,690
EchoStar Corp.,
10.75%, 11/30/2029	367,000	378,322
6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(e)	1,319,961	1,205,607
Sinclair Television Group, Inc.,
5.50%, 03/01/2030(b)	53,000	42,996
8.13%, 02/15/2033(b)	145,000	146,608
Sirius XM Radio LLC, 4.00%, 07/15/2028(b)	602,000	578,605
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	825,000	767,262
		9,662,954
Casinos & Gaming–0.51%
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	831,000	763,100
Commercial & Residential Mortgage Finance–2.48%
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	301,000	304,483
Nationstar Mortgage Holdings, Inc.,
5.50%, 08/15/2028(b)	772,000	767,473
7.13%, 02/01/2032(b)	753,000	782,657
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	403,000	387,806
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	743,000	757,604
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	707,000	727,222
		3,727,245
Commodity Chemicals–0.68%
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	991,000	1,029,619
Communications Equipment–0.30%
CommScope LLC, 9.50%, 12/15/2031(b)	362,000	379,357
Viasat, Inc., 7.50%, 05/30/2031(b)	88,000	76,316
		455,673
Construction Machinery & Heavy Transportation Equipment– 0.49%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	705,000	730,643
Construction Materials–0.05%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)	80,000	73,838
Consumer Finance–3.14%
EZCORP, Inc., 7.38%, 04/01/2032(b)	1,373,000	1,448,665
FirstCash, Inc.,
5.63%, 01/01/2030(b)	309,000	308,613
6.88%, 03/01/2032(b)	1,085,000	1,124,107
Principal Amount		Value
Consumer Finance–(continued)
Navient Corp.,
5.00%, 03/15/2027	$468,000	$466,433
9.38%, 07/25/2030	208,000	229,589
OneMain Finance Corp.,
3.50%, 01/15/2027	342,000	335,042
6.63%, 05/15/2029	307,000	315,688
4.00%, 09/15/2030	7,000	6,464
7.13%, 09/15/2032	465,000	481,981
		4,716,582
Copper–0.76%
First Quantum Minerals Ltd. (Zambia),
8.63%, 06/01/2031(b)	750,000	779,060
8.00%, 03/01/2033(b)	350,000	359,429
		1,138,489
Diversified Financial Services–4.81%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(f)	1,073,000	1,115,678
Avation Capital S.A. (Singapore), 9.00% PIK Rate, 8.25% Cash Rate, 10/31/2026(b)(e)	1,555,000	1,514,788
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	1,088,000	1,127,525
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	390,000	410,624
6.13%, 11/01/2032(b)	1,069,000	1,079,873
6.75%, 05/01/2033(b)	720,000	740,758
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	1,051,000	1,105,954
SGUS LLC, 11.00%, 12/15/2029(b)	138,000	132,480
		7,227,680
Diversified Metals & Mining–0.53%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	734,000	745,980
Vibrantz Technologies, Inc., 9.00%, 02/15/2030(b)	87,000	58,685
		804,665
Diversified REITs–1.04%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	826,000	793,236
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	159,000	149,119
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 02/15/2028(b)	313,000	332,028
8.63%, 06/15/2032(b)	128,000	129,409
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	162,000	156,734
		1,560,526
Diversified Support Services–1.62%
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	1,044,000	1,072,209
7.75%, 03/15/2031(b)	1,011,000	1,064,087
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. High Yield Fund

Principal Amount		Value
Diversified Support Services–(continued)
Sabre GLBL, Inc.,
8.63%, 06/01/2027(b)	$70,000	$71,707
10.75%, 11/15/2029(b)	75,000	77,347
11.13%, 07/15/2030(b)	143,000	149,757
		2,435,107
Drug Retail–0.12%
Walgreen Co., 4.40%, 09/15/2042	25,000	23,072
Walgreens Boots Alliance, Inc.,
4.80%, 11/18/2044	78,000	74,561
4.65%, 06/01/2046	25,000	23,393
4.10%, 04/15/2050	75,000	65,254
		186,280
Electric Utilities–2.59%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(f)	779,000	783,854
Duke Energy Corp., 6.45%, 09/01/2054(d)(f)	753,000	775,825
Entergy Corp., 7.13%, 12/01/2054(f)	717,000	743,641
Vistra Operations Co. LLC,
5.00%, 07/31/2027(b)	331,000	330,814
7.75%, 10/15/2031(b)	473,000	503,061
6.88%, 04/15/2032(b)	719,000	752,169
		3,889,364
Electrical Components & Equipment–0.48%
EnerSys, 6.63%, 01/15/2032(b)	708,000	724,833
Electronic Components–0.53%
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	355,000	323,933
6.63%, 07/15/2032(b)	456,000	469,666
		793,599
Environmental & Facilities Services–0.99%
GFL Environmental, Inc.,
4.00%, 08/01/2028(b)	769,000	746,438
3.50%, 09/01/2028(b)	421,000	406,387
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	321,000	334,434
		1,487,259
Gas Utilities–0.29%
Venture Global Plaquemines LNG LLC, 6.50%, 01/15/2034(b)	435,000	435,000
Gold–1.00%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	1,458,000	1,503,551
Health Care Facilities–1.47%
Select Medical Corp., 6.25%, 12/01/2032(b)(d)	729,000	733,834
Tenet Healthcare Corp.,
6.13%, 10/01/2028	639,000	640,295
4.25%, 06/01/2029	580,000	562,934
6.75%, 05/15/2031	270,000	279,512
		2,216,575
Health Care REITs–0.83%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(g)	1,133,000	1,099,681
Principal Amount		Value
Health Care REITs–(continued)
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 08/01/2029	$95,000	$74,936
3.50%, 03/15/2031	109,000	77,164
		1,251,781
Health Care Services–1.54%
Community Health Systems, Inc.,
6.88%, 04/15/2029(b)	198,000	158,040
5.25%, 05/15/2030(b)	678,000	601,859
4.75%, 02/15/2031(b)	441,000	377,376
DaVita, Inc.,
6.88%, 09/01/2032(b)	353,000	365,992
6.75%, 07/15/2033(b)	375,000	387,458
MPH Acquisition Holdings LLC,
5.75%, 12/31/2030(b)	309,000	254,798
5.00% PIK Rate, 6.50% Cash Rate, 12/31/2030(b)(e)	174,000	172,688
		2,318,211
Health Care Supplies–0.50%
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	395,000	379,175
5.25%, 10/01/2029(b)	378,000	375,329
		754,504
Home Improvement Retail–0.05%
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	82,000	71,205
Hotel & Resort REITs–0.99%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	733,000	754,529
RLJ Lodging Trust L.P.,
3.75%, 07/01/2026(b)	370,000	366,521
4.00%, 09/15/2029(b)(d)	402,000	375,410
		1,496,460
Hotels, Resorts & Cruise Lines–1.24%
Carnival Corp.,
5.88%, 06/15/2031(b)	498,000	507,649
6.13%, 02/15/2033(b)(d)	593,000	607,100
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(b)	734,000	748,333
		1,863,082
Housewares & Specialties–0.75%
Newell Brands, Inc.,
6.63%, 09/15/2029(d)	360,000	357,028
6.38%, 05/15/2030	788,000	768,555
		1,125,583
Independent Power Producers & Energy Traders–1.37%
Vistra Corp.,
8.00%(b)(f)(h)	377,000	386,377
Series C, 8.88%(b)(f)(h)	1,538,000	1,675,480
		2,061,857
Industrial Machinery & Supplies & Components–1.73%
Enpro, Inc., 6.13%, 06/01/2033(b)	750,000	768,616
ESAB Corp., 6.25%, 04/15/2029(b)	1,055,000	1,081,492
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. High Yield Fund

Principal Amount		Value
Industrial Machinery & Supplies & Components–(continued)
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	$775,000	$751,439
		2,601,547
Insurance Brokers–1.74%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	742,000	768,092
HUB International Ltd.,
7.25%, 06/15/2030(b)	322,000	336,738
7.38%, 01/31/2032(b)	742,000	776,840
USI, Inc., 7.50%, 01/15/2032(b)	689,000	727,866
		2,609,536
Integrated Telecommunication Services–5.32%
Altice France Holding S.A. (Luxembourg),
10.50%, 05/15/2027(b)	300,000	104,486
6.00%, 02/15/2028(b)	200,000	71,010
Altice France S.A. (France),
5.50%, 01/15/2028(b)	765,000	644,513
5.50%, 10/15/2029(b)	900,000	747,000
FIBERCOP S.p.A. (Italy), 6.00%, 09/30/2034(b)	375,000	352,815
Iliad Holding S.A.S. (France), 7.00%, 04/15/2032(b)	633,000	649,351
Iliad Holding S.A.S.U. (France), 8.50%, 04/15/2031(b)	1,128,000	1,207,552
Level 3 Financing, Inc.,
3.63%, 01/15/2029(b)	44,000	37,840
4.88%, 06/15/2029(b)	223,000	209,341
3.75%, 07/15/2029(b)	76,000	64,315
4.50%, 04/01/2030(b)	316,000	287,560
3.88%, 10/15/2030(b)	96,000	83,760
4.00%, 04/15/2031(b)	95,000	81,700
6.88%, 06/30/2033(b)	354,000	360,458
Optics Bidco S.p.A. (Italy), 7.20%, 07/18/2036(b)	400,000	391,833
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	368,000	384,194
7.72%, 06/04/2038	1,081,000	1,166,525
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	1,078,000	1,152,916
		7,997,169
Interactive Media & Services–0.09%
CMG Media Corp., 8.88%, 06/18/2029(b)	64,000	60,491
Scripps Escrow II, Inc.,
3.88%, 01/15/2029(b)	50,000	43,572
5.38%, 01/15/2031(b)	42,000	29,119
		133,182
Investment Banking & Brokerage–0.65%
Boost Newco Borrower LLC, 7.50%, 01/15/2031(b)	668,000	709,566
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	470,000	260,850
		970,416
Leisure Products–0.49%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	709,000	738,726
Principal Amount		Value
Marine Transportation–0.48%
Viking Cruises Ltd., 7.00%, 02/15/2029(b)	$720,000	$726,764
Metal, Glass & Plastic Containers–1.04%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	700,000	702,602
LABL, Inc., 10.50%, 07/15/2027(b)	75,000	71,822
OI European Group B.V., 4.75%, 02/15/2030(b)(d)	821,000	790,322
		1,564,746
Movies & Entertainment–1.47%
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	1,252,000	1,091,206
WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032	719,000	607,318
5.05%, 03/15/2042	536,000	360,605
5.14%, 03/15/2052	237,000	146,373
		2,205,502
Multi-line Insurance–0.74%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	1,080,000	1,116,379
Multi-Utilities–0.47%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(f)	700,000	708,189
Office REITs–0.49%
Office Properties Income Trust, 9.00%, 03/31/2029(b)	749,000	730,244
Oil & Gas Drilling–0.97%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	710,000	726,931
Transocean, Inc., 8.50%, 05/15/2031(b)	813,000	726,389
		1,453,320
Oil & Gas Equipment & Services–0.51%
Tidewater, Inc., 9.13%, 07/15/2030(b)	741,000	762,937
Oil & Gas Exploration & Production–2.26%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	700,000	734,775
Civitas Resources, Inc.,
8.75%, 07/01/2031(b)(d)	356,000	360,400
9.63%, 06/15/2033(b)	363,000	372,409
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	735,000	737,201
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	735,000	761,293
Venture Global Plaquemines LNG LLC, 6.75%, 01/15/2036(b)	435,000	435,000
		3,401,078
Oil & Gas Refining & Marketing–0.52%
Sunoco L.P., 6.25%, 07/01/2033(b)	762,000	775,201
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. High Yield Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–5.06%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	$706,000	$729,693
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.38%, 06/30/2033(b)	765,000	762,097
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	715,000	754,281
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	545,000	567,130
8.00%, 05/15/2033	533,000	557,711
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	765,000	776,279
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	511,000	537,796
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	741,000	762,056
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)	676,000	730,478
9.00%(b)(f)(h)	1,464,500	1,425,177
		7,602,698
Other Specialized REITs–0.50%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	784,000	747,576
Other Specialty Retail–0.54%
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(b)	865,000	727,649
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	136,000	89,760
		817,409
Packaged Foods & Meats–0.51%
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	821,000	771,982
Paper & Plastic Packaging Products & Materials–0.98%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	722,000	741,417
Sealed Air Corp.,
5.00%, 04/15/2029(b)	366,000	362,294
6.88%, 07/15/2033(b)	339,000	366,212
		1,469,923
Passenger Airlines–0.70%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	1,049,000	1,048,735
Passenger Ground Transportation–0.10%
Hertz Corp. (The), 4.63%, 12/01/2026(b)	172,000	154,271
Personal Care Products–0.43%
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	640,000	653,608
Pharmaceuticals–1.05%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	735,000	741,975
Principal Amount		Value
Pharmaceuticals–(continued)
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	$370,000	$369,386
Bausch Health Cos., Inc.,
5.00%, 02/15/2029(b)	130,000	91,108
6.25%, 02/15/2029(b)	144,000	101,340
5.25%, 01/30/2030(b)	174,000	110,332
5.25%, 02/15/2031(b)	142,000	83,894
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	91,000	76,972
Par Pharmaceutical, Inc., 0.00%, 04/01/2027(g)(i)	329,000	0
		1,575,007
Reinsurance–0.53%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(f)	812,000	797,344
Renewable Electricity–0.50%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	745,000	746,877
Retail REITs–0.05%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	80,000	73,889
Security & Alarm Services–0.47%
Brink’s Co. (The), 6.75%, 06/15/2032(b)(d)	683,000	711,804
Single-Family Residential REITs–0.50%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	752,000	755,575
Specialized Consumer Services–0.74%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	1,172,000	1,108,128
Specialized Finance–0.76%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	88,000	71,821
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	1,037,000	1,077,653
		1,149,474
Specialty Chemicals–0.49%
Celanese US Holdings LLC, 7.20%, 11/15/2033(d)	690,000	732,908
Steel–0.49%
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027(d)	358,000	357,935
7.00%, 03/15/2032(b)(d)	399,000	376,621
		734,556
Systems Software–0.10%
McAfee Corp., 7.38%, 02/15/2030(b)	159,000	150,313
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. High Yield Fund

Principal Amount		Value
Technology Hardware, Storage & Peripherals–0.14%
Xerox Corp.,
10.25%, 10/15/2030(b)	$28,000	$29,342
13.50%, 04/15/2031(b)	43,000	44,181
4.80%, 03/01/2035	31,000	17,111
6.75%, 12/15/2039	27,000	15,160
Xerox Holdings Corp.,
5.50%, 08/15/2028(b)	76,000	58,167
8.88%, 11/30/2029(b)	64,000	48,386
		212,347
Telecom Tower REITs–0.48%
SBA Communications Corp., 3.13%, 02/01/2029	769,000	726,942
Trading Companies & Distributors–1.73%
Air Lease Corp., Series B, 4.65%(f)(h)	1,125,000	1,121,327
Aircastle Ltd., 5.25%(b)(f)(h)	1,488,000	1,476,544
		2,597,871
Wireless Telecommunication Services–1.46%
VMED O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(b)	800,000	740,521
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(f)	1,591,000	1,455,821
		2,196,342
Total U.S. Dollar Denominated Bonds & Notes (Cost $124,275,360)		127,509,076
Variable Rate Senior Loan Interests–7.27%(j)(k)
Advertising–0.30%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.44% (1 mo. Term SOFR + 4.11%), 08/23/2028	461,188	458,469
Aerospace & Defense–1.00%
TransDigm, Inc., Term Loan L, -% (3 mo. Term SOFR + 2.50%), 01/19/2032(l)	1,506,436	1,510,405
Application Software–0.49%
Cloud Software Group, Inc., Term Loan B, 7.80% (TSFR3M + 3.50%), 03/30/2029	730,000	731,617
Automobile Manufacturers–0.47%
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan B, 7.08% (TSFR1M + 2.75%), 01/28/2032	710,000	711,555
Broadcasting–0.27%
Gray Media, Inc., Term Loan D, -% (1 mo. Term SOFR + 3.00%), 12/01/2028(l)	420,394	408,117
Building Products–0.76%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, -% (TSFR3M + 2.50%), 08/04/2031(l)	1,139,261	1,138,856
	Principal Amount		Value
Cable & Satellite–0.47%
CSC Holdings LLC,
Term Loan, 9.00% (1 mo. USD LIBOR + 2.50%), 04/15/2027		$395,822	$386,141
Term Loan B, 8.81% (1 mo. Term SOFR + 4.50%), 01/15/2028		324,171	320,302
			706,443
Diversified REITs–0.44%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.58% (1 mo. Term SOFR + 3.25%), 01/31/2030		651,880	656,225
Health Care Services–0.52%
MPH Acquisition Holdings LLC, Term Loan, -% (3 mo. Term SOFR + 3.75%), 12/31/2030(l)		793,012	782,703
Health Care Supplies–0.50%
Bausch and Lomb, Inc., Term Loan, 8.57%, 01/30/2031		750,000	752,348
Hotels, Resorts & Cruise Lines–0.25%
Carnival Corp., Term Loan B, -% (TSFR1M + 2.00%), 10/18/2028(l)		375,000	375,761
Oil & Gas Storage & Transportation–0.49%
Prairie Acquiror L.P., Term Loan B, 8.58% (1 mo. Term SOFR + 4.25%), 08/01/2029		735,715	741,461
Passenger Airlines–0.30%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 7.58% (TSFR3M + 3.25%), 05/07/2032		445,000	448,449
Pharmaceuticals–0.50%
Endo Finance Holdings, Inc., Term Loan B, 8.33% (1 mo. Term SOFR + 4.00%), 04/23/2031		744,375	744,840
Real Estate Development–0.51%
Greystar Real Estate Partners LLC, Term Loan B, 7.05% (3 mo. Term SOFR + 2.75%), 08/21/2030(i)		762,274	765,132
Total Variable Rate Senior Loan Interests (Cost $10,858,244)			10,932,381
Non-U.S. Dollar Denominated Bonds & Notes–2.93%(m)
Automotive Parts & Equipment–0.24%
Clarios Global L.P./Clarios US Finance Co., 4.75%, 06/15/2031(b)	EUR	300,000	355,389
Cable & Satellite–0.75%
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032(b)	EUR	650,000	773,372
Virgin Media O2 Vendor Financing Notes V DAC (Ireland), 7.84%, 03/15/2032(b)	GBP	250,000	351,665
			1,125,037
Health Care Supplies–0.18%
Bausch + Lomb Corp., 5.87% (3 mo. EURIBOR + 3.88%), 01/15/2031(b)(n)	EUR	225,000	267,199
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. High Yield Fund

	Principal Amount		Value
Integrated Telecommunication Services–0.71%
Altice France S.A. (France), 3.38%, 01/15/2028(b)	EUR	275,000	$272,032
Eutelsat S.A. (France), 9.75%, 04/13/2029(b)	EUR	625,000	797,123
			1,069,155
Metal, Glass & Plastic Containers–0.52%
Ball Corp., 4.25%, 07/01/2032	EUR	660,000	788,458
Transaction & Payment Processing Services–0.53%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/2033(b)	EUR	657,000	802,514
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $4,080,781)			4,407,752
	Shares
Exchange-Traded Funds–0.26%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF (Cost $380,300)(d)		10,000	388,200
Common Stocks & Other Equity Interests–0.02%
Alternative Carriers–0.01%
Lumen Technologies, Inc.(o)		5,000	21,900
Broadline Retail–0.01%
Americanas S.A. (Brazil)(o)		7,833	8,174
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(o)		2,611	2,643
			10,817
Casinos & Gaming–0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Luxembourg)(i)		3	14
Shares		Value
Food Retail–0.00%
Casino Guichard-Perrachon S.A. (France)(o)	3,370	$1,652
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(o)	184,690	109
		1,761
Total Common Stocks & Other Equity Interests (Cost $66,102)		34,492
Money Market Funds–3.91%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(p)(q)	2,058,278	2,058,278
Invesco Treasury Portfolio, Institutional Class, 4.23%(p)(q)	3,823,855	3,823,855
Total Money Market Funds (Cost $5,882,133)		5,882,133
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.19% (Cost $145,542,920)		149,154,034
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.45%
Invesco Private Government Fund, 4.34%(p)(q)(r)	2,276,287	2,276,287
Invesco Private Prime Fund, 4.49%(p)(q)(r)	5,916,773	5,918,548
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,194,314)		8,194,835
TOTAL INVESTMENTS IN SECURITIES–104.64% (Cost $153,737,234)		157,348,869
OTHER ASSETS LESS LIABILITIES—(4.64)%		(6,978,455)
NET ASSETS–100.00%		$150,370,414
Investment Abbreviations:
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. High Yield Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2025 was $111,061,032, which represented 73.86% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at June 30, 2025 was $263,996, which represented less than 1% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at June 30, 2025.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Zero coupon bond issued at a discount.
(h)	Perpetual bond with no specified maturity date.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(k)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(l)	This variable rate interest will settle after June 30, 2025, at which time the interest rate will be determined.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2025.
(o)	Non-income producing security.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Invesco Short Term Treasury ETF*	$-	$1,583,100	$(1,583,656)	$-	$556	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,236,437	22,346,608	(21,524,767)	-	-	2,058,278	35,600
Invesco Treasury Portfolio, Institutional Class	2,300,069	41,500,842	(39,977,056)	-	-	3,823,855	65,684
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,290	18,254,946	(15,979,949)	-	-	2,276,287	25,382**
Invesco Private Prime Fund	2,507	37,822,352	(31,906,604)	521	(228)	5,918,548	69,034**
Total	$3,540,303	$121,507,848	$(110,972,032)	$521	$328	$14,076,968	$195,700

*	At June 30, 2025, this security was no longer an affiliate of the Fund.
**
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1L.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/31/2025	Canadian Imperial Bank of Commerce	EUR	1,885,000	USD	2,129,891	$(94,801)
07/31/2025	Deutsche Bank AG	EUR	549,000	USD	626,690	(21,244)
07/31/2025	Goldman Sachs International	EUR	225,000	USD	256,478	(9,069)
07/31/2025	State Street Bank & Trust Co.	EUR	900,000	USD	1,024,648	(37,540)
07/31/2025	State Street Bank & Trust Co.	GBP	300,000	USD	401,383	(10,465)
Total Forward Foreign Currency Contracts						$(173,119)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco V.I. High Yield Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 44, Version 1	Sell	5.00%	Quarterly	06/20/2030	3.188%	USD	4,500,000	$301,332	$337,766	$36,434

(a)	Centrally cleared swap agreements collateralized by $362,943 cash held with Bank of America.
(b)
Implied credit spreads represent the current level, as of June 30, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco V.I. High Yield Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $139,660,787)*	$143,271,901
Investments in affiliated money market funds, at value (Cost $14,076,447)	14,076,968
Other investments:
Variation margin receivable—centrally cleared swap agreements	25,680
Deposits with brokers:
Cash collateral — centrally cleared swap agreements	362,943
Cash	79,509
Foreign currencies, at value (Cost $65,351)	67,010
Receivable for:
Investments sold	6,271,200
Fund shares sold	101,348
Dividends	22,625
Interest	2,378,775
Investment for trustee deferred compensation and retirement plans	44,690
Other assets	772
Total assets	166,703,421
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	173,119
Payable for:
Investments purchased	7,475,164
Fund shares reacquired	315,335
Collateral upon return of securities loaned	8,194,314
Accrued fees to affiliates	98,221
Accrued other operating expenses	28,665
Trustee deferred compensation and retirement plans	48,189
Total liabilities	16,333,007
Net assets applicable to shares outstanding	$150,370,414
Net assets consist of:
Shares of beneficial interest	$173,830,405
Distributable earnings (loss)	(23,459,991)
$150,370,414
Net Assets:
Series I	$31,005,217
Series II	$119,365,197
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	6,290,289
Series II	24,586,108
Series I:
Net asset value per share	$4.93
Series II:
Net asset value per share	$4.85

*	At June 30, 2025, security with a value of $7,919,325 was on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $(2))	$5,341,686
Dividends	129,339
Dividends from affiliated money market funds (includes net securities lending income of $7,752)	109,036
Total investment income	5,580,061
Expenses:
Advisory fees	466,745
Administrative services fees	123,770
Custodian fees	9,738
Distribution fees - Series II	146,774
Transfer agent fees	3,957
Trustees’ and officers’ fees and benefits	10,016
Reports to shareholders	4,438
Professional services fees	26,359
Other	829
Total expenses	792,626
Less: Fees waived	(2,991)
Net expenses	789,635
Net investment income	4,790,426
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,618,928)
Affiliated investment securities	328
Foreign currencies	55,777
Forward foreign currency contracts	(86,305)
Swap agreements	(224,842)
(1,873,970)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,899,011
Affiliated investment securities	521
Foreign currencies	9,047
Forward foreign currency contracts	(230,433)
Swap agreements	51,940
1,730,086
Net realized and unrealized gain (loss)	(143,884)
Net increase in net assets resulting from operations	$4,646,542
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco V.I. High Yield Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$4,790,426	$9,612,338
Net realized gain (loss)	(1,873,970)	1,159,649
Change in net unrealized appreciation	1,730,086	254,092
Net increase in net assets resulting from operations	4,646,542	11,026,079
Distributions to shareholders from distributable earnings:
Series I	—	(2,248,956)
Series II	—	(6,372,860)
Total distributions from distributable earnings	—	(8,621,816)
Share transactions–net:
Series I	(3,244,457)	(1,399,567)
Series II	(3,181,917)	9,013,164
Net increase (decrease) in net assets resulting from share transactions	(6,426,374)	7,613,597
Net increase (decrease) in net assets	(1,779,832)	10,017,860
Net assets:
Beginning of period	152,150,246	142,132,386
End of period	$150,370,414	$152,150,246
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco V.I. High Yield Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$4.77	$0.16	$0.00	$0.16	$—	$4.93	3.35%	$31,005	0.86%(d)	0.86%(d)	6.61%(d)	110%
Year ended 12/31/24	4.69	0.32	0.04	0.36	(0.28)	4.77	7.73	33,329	0.91	0.91	6.56	134
Year ended 12/31/23	4.50	0.31	0.13	0.44	(0.25)	4.69	10.18	34,106	0.88	0.88	6.58	151
Year ended 12/31/22	5.23	0.23	(0.73)	(0.50)	(0.23)	4.50	(9.55)	46,466	0.86	0.86	4.92	89
Year ended 12/31/21	5.26	0.20	0.03	0.23	(0.26)	5.23	4.38	40,989	0.94	0.94	3.83	103
Year ended 12/31/20	5.41	0.28	(0.12)	0.16	(0.31)	5.26	3.32	44,543	0.93	0.94	5.39	89
Series II
Six months ended 06/30/25	4.70	0.15	0.00	0.15	—	4.85	3.19	119,365	1.11 (d)	1.11 (d)	6.36 (d)	110
Year ended 12/31/24	4.63	0.30	0.04	0.34	(0.27)	4.70	7.37	118,821	1.16	1.16	6.31	134
Year ended 12/31/23	4.45	0.29	0.13	0.42	(0.24)	4.63	9.77	108,026	1.13	1.13	6.33	151
Year ended 12/31/22	5.16	0.22	(0.72)	(0.50)	(0.21)	4.45	(9.55)	99,637	1.11	1.11	4.67	89
Year ended 12/31/21	5.20	0.19	0.02	0.21	(0.25)	5.16	4.00	113,869	1.19	1.19	3.58	103
Year ended 12/31/20	5.36	0.26	(0.12)	0.14	(0.30)	5.20	2.90	103,568	1.18	1.19	5.14	89

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco V.I. High Yield Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. High Yield Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or
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Invesco V.I. High Yield Fund

other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
L.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in
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Invesco V.I. High Yield Fund

short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
M.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
N.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
O.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM.
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Invesco V.I. High Yield Fund

Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2025, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
P.
Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Q.
Other Risks - The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income
17
Invesco V.I. High Yield Fund

dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $200 million	0.625%
Next $300 million	0.550%
Next $500 million	0.500%
Over $1 billion	0.450%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.63%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I and Series II shares to 1.50% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $2,991.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $11,856 for accounting and fund administrative services and was reimbursed $111,914 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
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Invesco V.I. High Yield Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$127,509,076	$0	$127,509,076
Variable Rate Senior Loan Interests	—	10,167,249	765,132	10,932,381
Non-U.S. Dollar Denominated Bonds & Notes	—	4,407,752	—	4,407,752
Exchange-Traded Funds	388,200	—	—	388,200
Common Stocks & Other Equity Interests	32,826	1,652	14	34,492
Money Market Funds	5,882,133	8,194,835	—	14,076,968
Total Investments in Securities	6,303,159	150,280,564	765,146	157,348,869
Other Investments - Assets*
Swap Agreements	—	36,434	—	36,434
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(173,119)	—	(173,119)
Total Other Investments	—	(136,685)	—	(136,685)
Total Investments	$6,303,159	$150,143,879	$765,146	$157,212,184

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2025:
Value
Derivative Assets	Credit Risk
Unrealized appreciation on swap agreements — Centrally Cleared(a)	$36,434
Derivatives not subject to master netting agreements	(36,434)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(173,119)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(173,119)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2025.
	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Canadian Imperial Bank of Commerce	$(94,801)	$(94,801)	$—	$—	$(94,801)
Deutsche Bank AG	(21,244)	(21,244)	—	—	(21,244)
Goldman Sachs International	(9,069)	(9,069)	—	—	(9,069)
State Street Bank & Trust Co.	(48,005)	(48,005)	—	—	(48,005)
Total	$(173,119)	$(173,119)	$—	$—	$(173,119)
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Invesco V.I. High Yield Fund

Effect of Derivative Investments for the six months ended June 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(86,305)	$-	$(86,305)
Swap agreements	(192,116)	-	(32,726)	(224,842)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(230,433)	-	(230,433)
Swap agreements	49,337	-	2,603	51,940
Total	$(142,779)	$(316,738)	$(30,123)	$(489,640)
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Swap Agreements
Average notional value	$2,862,914	$4,500,000

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$8,301,363	$31,527,696	$39,829,059
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $160,931,757 and $164,725,021, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,887,382
Aggregate unrealized (depreciation) of investments	(666,399)
Net unrealized appreciation of investments	$3,220,983
Cost of investments for tax purposes is $153,991,201.
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Invesco V.I. High Yield Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	2,110,961	$10,153,971	3,378,878	$16,141,544
Series II	1,504,052	7,127,461	2,871,640	13,645,590
Issued as reinvestment of dividends:
Series I	-	-	474,463	2,248,956
Series II	-	-	1,361,722	6,372,860
Reacquired:
Series I	(2,807,719)	(13,398,428)	(4,141,510)	(19,790,067)
Series II	(2,175,588)	(10,309,378)	(2,315,854)	(11,005,286)
Net increase (decrease) in share activity	(1,368,294)	$(6,426,374)	1,629,339	$7,613,597

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco V.I. High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. High Yield Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (Index).  The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.
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Invesco V.I. High Yield Fund

The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were reasonably comparable to and the same as, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses.  The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products and components of the Fund’s total expenses driving expenses relative to peers. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund  benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The
Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco
23
Invesco V.I. High Yield Fund

Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
24
Invesco V.I. High Yield Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
25
Invesco V.I. High Yield Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Main Street Fund®

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIMST-NCSRS

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–100.00%
Aerospace & Defense–2.75%
Airbus S.E. (France)	35,546	$7,436,247
General Electric Co.	54,792	14,102,913
		21,539,160
Application Software–1.82%
Intuit, Inc.	7,298	5,748,124
Salesforce, Inc.	24,546	6,693,449
Tyler Technologies, Inc.(b)	3,115	1,846,696
		14,288,269
Automobile Manufacturers–0.41%
Tesla, Inc.(b)	10,196	3,238,861
Automotive Retail–0.49%
Valvoline, Inc.(b)	101,255	3,834,527
Biotechnology–0.64%
Gilead Sciences, Inc.	26,507	2,938,831
Natera, Inc.(b)	12,507	2,112,933
		5,051,764
Broadline Retail–5.14%
Amazon.com, Inc.(b)	183,612	40,282,637
Construction Materials–1.27%
CRH PLC	108,288	9,940,838
Consumer Finance–2.14%
American Express Co.	35,599	11,355,369
Capital One Financial Corp.	25,311	5,385,168
		16,740,537
Consumer Staples Merchandise Retail–1.74%
Walmart, Inc.	139,468	13,637,181
Diversified Banks–3.89%
Citigroup, Inc.	103,658	8,823,369
JPMorgan Chase & Co.	74,607	21,629,315
		30,452,684
Diversified Financial Services–1.39%
Equitable Holdings, Inc.	194,058	10,886,654
Electric Utilities–1.30%
Constellation Energy Corp.	8,945	2,887,088
PPL Corp.	215,019	7,286,994
		10,174,082
Electrical Components & Equipment–1.60%
Emerson Electric Co.	29,153	3,886,969
Hubbell, Inc.(c)	21,085	8,611,325
		12,498,294
Gas Utilities–1.13%
Atmos Energy Corp.	57,667	8,887,061
Health Care Distributors–0.98%
Cencora, Inc.	25,620	7,682,157
Shares		Value
Health Care Equipment–3.27%
Boston Scientific Corp.(b)	93,840	$10,079,355
Medtronic PLC	120,094	10,468,594
Zimmer Biomet Holdings, Inc.(c)	55,697	5,080,123
		25,628,072
Health Care Facilities–0.61%
Tenet Healthcare Corp.(b)	27,146	4,777,696
Health Care Services–1.07%
CVS Health Corp.	121,339	8,369,964
Health Care Supplies–1.00%
Alcon AG	40,220	3,550,621
Cooper Cos., Inc. (The)(b)	60,499	4,305,109
		7,855,730
Home Improvement Retail–0.42%
Lowe’s Cos., Inc.	14,858	3,296,544
Homebuilding–0.40%
D.R. Horton, Inc.	24,268	3,128,631
Hotels, Resorts & Cruise Lines–1.04%
Royal Caribbean Cruises Ltd.(c)	26,028	8,150,408
Household Products–0.73%
Procter & Gamble Co. (The)	35,664	5,681,988
Human Resource & Employment Services–0.46%
Paylocity Holding Corp.(b)	19,928	3,610,754
Industrial Machinery & Supplies & Components–1.90%
Otis Worldwide Corp.	84,951	8,411,848
Parker-Hannifin Corp.	9,281	6,482,500
		14,894,348
Industrial REITs–1.35%
Prologis, Inc.	100,950	10,611,864
Insurance Brokers–1.08%
Arthur J. Gallagher & Co.	26,509	8,486,061
Integrated Oil & Gas–2.31%
Chevron Corp.	72,871	10,434,398
Suncor Energy, Inc. (Canada)	204,731	7,667,176
		18,101,574
Integrated Telecommunication Services–1.57%
AT&T, Inc.	426,262	12,336,022
Interactive Media & Services–6.64%
Alphabet, Inc., Class A	148,090	26,097,901
Meta Platforms, Inc., Class A	35,076	25,889,245
		51,987,146
Internet Services & Infrastructure–0.45%
MongoDB, Inc.(b)	9,593	2,014,434
Snowflake, Inc., Class A(b)	6,721	1,503,958
		3,518,392
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Main Street Fund®

Shares		Value
Investment Banking & Brokerage–1.84%
Charles Schwab Corp. (The)	157,844	$14,401,687
Life Sciences Tools & Services–1.21%
Lonza Group AG (Switzerland)	13,221	9,455,176
Movies & Entertainment–0.81%
Walt Disney Co. (The)	51,482	6,384,283
Multi-line Insurance–1.52%
American International Group, Inc.	139,074	11,903,344
Multi-Utilities–0.44%
Ameren Corp.	35,895	3,447,356
Oil & Gas Storage & Transportation–0.90%
Cheniere Energy, Inc.	28,876	7,031,884
Passenger Ground Transportation–1.57%
Uber Technologies, Inc.(b)	132,212	12,335,380
Pharmaceuticals–1.50%
AstraZeneca PLC, ADR (United Kingdom)	38,227	2,671,303
Eli Lilly and Co.	11,618	9,056,579
		11,727,882
Restaurants–0.86%
McDonald’s Corp.	23,059	6,737,148
Semiconductor Materials & Equipment–0.81%
ASML Holding N.V., New York Shares (Netherlands)	7,954	6,374,256
Semiconductors–12.08%
Broadcom, Inc.	83,815	23,103,605
NVIDIA Corp.	403,549	63,756,707
Texas Instruments, Inc.	37,631	7,812,948
		94,673,260
Soft Drinks & Non-alcoholic Beverages–0.53%
Keurig Dr Pepper, Inc.	125,619	4,152,964
Specialty Chemicals–0.78%
DuPont de Nemours, Inc.	88,990	6,103,824
Systems Software–12.18%
Microsoft Corp.	142,976	71,117,692
Shares		Value
Systems Software–(continued)
Oracle Corp.	59,482	$13,004,550
ServiceNow, Inc.(b)	10,971	11,279,066
		95,401,308
Technology Hardware, Storage & Peripherals–5.42%
Apple, Inc.	206,956	42,461,163
Telecom Tower REITs–0.67%
American Tower Corp.	23,698	5,237,732
Tobacco–2.41%
Philip Morris International, Inc. (Switzerland)	103,821	18,908,919
Transaction & Payment Processing Services–3.48%
Fiserv, Inc.(b)	67,572	11,650,088
Mastercard, Inc., Class A	27,791	15,616,875
		27,266,963
Total Common Stocks & Other Equity Interests (Cost $483,437,121)		783,574,429
Money Market Funds–0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	295,599	295,599
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	548,970	548,970
Total Money Market Funds (Cost $844,569)		844,569
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $484,281,690)		784,418,998
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.51%
Invesco Private Government Fund, 4.34%(d)(e)(f)	5,462,455	5,462,455
Invesco Private Prime Fund, 4.49%(d)(e)(f)	14,194,362	14,198,620
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,659,707)		19,661,075
TOTAL INVESTMENTS IN SECURITIES–102.62% (Cost $503,941,397)		804,080,073
OTHER ASSETS LESS LIABILITIES—(2.62)%		(20,543,264)
NET ASSETS–100.00%		$783,536,809
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Main Street Fund®

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,612,411	$26,922,797	$(28,239,609)	$-	$-	$295,599	$31,748
Invesco Treasury Portfolio, Institutional Class	2,994,479	49,999,481	(52,444,990)	-	-	548,970	58,527
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	939,637	81,426,145	(76,903,327)	-	-	5,462,455	89,819*
Invesco Private Prime Fund	2,491,576	169,628,121	(157,921,896)	1,368	(549)	14,198,620	239,391*
Total	$8,038,103	$327,976,544	$(315,509,822)	$1,368	$(549)	$20,505,644	$419,485

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Main Street Fund®

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $483,437,121)*	$783,574,429
Investments in affiliated money market funds, at value (Cost $20,504,276)	20,505,644
Cash	832,923
Foreign currencies, at value (Cost $151)	149
Receivable for:
Fund shares sold	148,228
Dividends	480,696
Investment for trustee deferred compensation and retirement plans	142,874
Other assets	259
Total assets	805,685,202
Liabilities:
Payable for:
Fund shares reacquired	1,943,137
Due to broker	12,708
Collateral upon return of securities loaned	19,659,707
Accrued fees to affiliates	372,357
Accrued other operating expenses	17,610
Trustee deferred compensation and retirement plans	142,874
Total liabilities	22,148,393
Net assets applicable to shares outstanding	$783,536,809
Net assets consist of:
Shares of beneficial interest	$408,182,775
Distributable earnings	375,354,034
$783,536,809
Net Assets:
Series I	$379,638,725
Series II	$403,898,084
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	17,329,229
Series II	19,020,439
Series I:
Net asset value per share	$21.91
Series II:
Net asset value per share	$21.23

*	At June 30, 2025, securities with an aggregate value of $19,378,958 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $53,975)	$4,514,833
Dividends from affiliated money market funds (includes net securities lending income of $12,784)	103,059
Total investment income	4,617,892
Expenses:
Advisory fees	2,589,554
Administrative services fees	548,653
Custodian fees	4,087
Distribution fees - Series II	480,654
Transfer agent fees	20,910
Trustees’ and officers’ fees and benefits	12,344
Reports to shareholders	4,402
Professional services fees	20,905
Other	4,543
Total expenses	3,686,052
Less: Fees waived	(220,553)
Net expenses	3,465,499
Net investment income	1,152,393
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	31,266,592
Affiliated investment securities	(549)
Foreign currencies	11,491
31,277,534
Change in net unrealized appreciation of:
Unaffiliated investment securities	20,289,892
Affiliated investment securities	1,368
Foreign currencies	4,143
20,295,403
Net realized and unrealized gain	51,572,937
Net increase in net assets resulting from operations	$52,725,330
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Main Street Fund®

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$1,152,393	$2,986,783
Net realized gain	31,277,534	47,610,051
Change in net unrealized appreciation	20,295,403	102,656,147
Net increase in net assets resulting from operations	52,725,330	153,252,981
Distributions to shareholders from distributable earnings:
Series I	—	(36,859,506)
Series II	—	(41,185,034)
Total distributions from distributable earnings	—	(78,044,540)
Share transactions–net:
Series I	(26,006,352)	(6,675,941)
Series II	(28,982,568)	49,608,254
Net increase (decrease) in net assets resulting from share transactions	(54,988,920)	42,932,313
Net increase (decrease) in net assets	(2,263,590)	118,140,754
Net assets:
Beginning of period	785,800,399	667,659,645
End of period	$783,536,809	$785,800,399
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Main Street Fund®

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$20.41	$0.04	$1.46	$1.50	$—	$—	$—	$21.91	7.35%	$379,639	0.80%(d)	0.86%(d)	0.44%(d)	25%
Year ended 12/31/24	18.22	0.11	4.20	4.31	—	(2.12)	(2.12)	20.41	23.65	379,900	0.80	0.87	0.53	50
Year ended 12/31/23	16.12	0.12	3.40	3.52	(0.16)	(1.26)	(1.42)	18.22	23.22	344,992	0.80	0.87	0.66	63
Year ended 12/31/22	35.83	0.20	(7.70)	(7.50)	(0.46)	(11.75)	(12.21)	16.12	(20.13)	312,361	0.80	0.86	0.74	58
Year ended 12/31/21	29.91	0.25	7.93	8.18	(0.25)	(2.01)	(2.26)	35.83	27.57	428,274	0.79	0.79	0.73	55
Year ended 12/31/20	29.44	0.22	3.63	3.85	(0.45)	(2.93)	(3.38)	29.91	13.94	505,877	0.80	0.84	0.78	46
Series II
Six months ended 06/30/25	19.81	0.02	1.40	1.42	—	—	—	21.23	7.17	403,898	1.05 (d)	1.11 (d)	0.19 (d)	25
Year ended 12/31/24	17.77	0.06	4.10	4.16	—	(2.12)	(2.12)	19.81	23.39	405,901	1.05	1.12	0.28	50
Year ended 12/31/23	15.74	0.07	3.31	3.38	(0.09)	(1.26)	(1.35)	17.77	22.83	322,668	1.05	1.12	0.41	63
Year ended 12/31/22	35.28	0.13	(7.58)	(7.45)	(0.34)	(11.75)	(12.09)	15.74	(20.31)	384,741	1.05	1.11	0.49	58
Year ended 12/31/21	29.49	0.16	7.82	7.98	(0.18)	(2.01)	(2.19)	35.28	27.28	592,530	1.04	1.04	0.48	55
Year ended 12/31/20	29.05	0.15	3.57	3.72	(0.35)	(2.93)	(3.28)	29.49	13.65	596,736	1.05	1.09	0.53	46

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Main Street Fund®

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Main Street Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
8
Invesco V.I. Main Street Fund®

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
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Invesco V.I. Main Street Fund®

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $1,244 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
Up to $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.580%
Over $5 billion	0.560%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.80% and 1.05%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense
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Invesco V.I. Main Street Fund®

reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $220,553.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $53,505 for accounting and fund administrative services and was reimbursed $495,148 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$766,683,006	$16,891,423	$—	$783,574,429
Money Market Funds	844,569	19,661,075	—	20,505,644
Total Investments	$767,527,575	$36,552,498	$—	$804,080,073
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
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Invesco V.I. Main Street Fund®

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $186,882,965 and $232,914,138, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$300,967,978
Aggregate unrealized (depreciation) of investments	(6,536,172)
Net unrealized appreciation of investments	$294,431,806
Cost of investments for tax purposes is $509,648,267.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	128,302	$2,583,944	329,367	$6,827,535
Series II	1,161,730	22,662,915	4,691,085	96,860,077
Issued as reinvestment of dividends:
Series I	-	-	1,802,421	36,859,506
Series II	-	-	2,073,768	41,185,032
Reacquired:
Series I	(1,412,553)	(28,590,296)	(2,453,913)	(50,362,982)
Series II	(2,633,000)	(51,645,483)	(4,426,174)	(88,436,855)
Net increase (decrease) in share activity	(2,755,521)	$(54,988,920)	2,016,554	$42,932,313

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco V.I. Main Street Fund®

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Main Street Fund’s® (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The
Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P 500® Index (Index).  The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods.  The Board considered that stock selection in, and overweight or underweight exposure to, certain sectors and factors detracted from the Fund’s relative performance.  The
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Invesco V.I. Main Street Fund®

Board considered information from management regarding additional research analysts and capabilities added to the investment team at the end of 2024.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were above and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and total expense ratio were each in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees and total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent
14
Invesco V.I. Main Street Fund®

and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco V.I. Main Street Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. Main Street Fund®

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Main Street Mid Cap Fund®

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIMCCE-NCSRS

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.56%
Advertising–1.44%
Trade Desk, Inc. (The), Class A(b)	41,666	$2,999,535
Aerospace & Defense–3.52%
Curtiss-Wright Corp.(c)	6,565	3,207,331
Howmet Aerospace, Inc.	22,163	4,125,199
		7,332,530
Agricultural & Farm Machinery–0.54%
AGCO Corp.	10,940	1,128,570
Apparel Retail–1.00%
Burlington Stores, Inc.(b)(c)	8,932	2,077,941
Apparel, Accessories & Luxury Goods–0.71%
Tapestry, Inc.	16,889	1,483,023
Application Software–4.37%
HubSpot, Inc.(b)	4,333	2,411,878
Informatica, Inc., Class A(b)	82,702	2,013,794
Tyler Technologies, Inc.(b)	4,029	2,388,552
Unity Software, Inc.(b)(c)	94,538	2,287,819
		9,102,043
Asset Management & Custody Banks–1.10%
Blue Owl Capital, Inc.(c)	118,942	2,284,876
Automotive Parts & Equipment–0.68%
Visteon Corp.(b)(c)	15,193	1,417,507
Automotive Retail–0.80%
AutoNation, Inc.(b)(c)	8,351	1,658,926
Biotechnology–2.60%
ADMA Biologics, Inc.(b)(c)	47,540	865,703
Ascendis Pharma A/S, ADR (Denmark)(b)	11,645	2,009,927
Natera, Inc.(b)(c)	15,009	2,535,621
		5,411,251
Building Products–1.70%
A.O. Smith Corp.	20,044	1,314,285
Johnson Controls International PLC	21,042	2,222,456
		3,536,741
Communications Equipment–0.88%
Motorola Solutions, Inc.(c)	4,342	1,825,637
Construction & Engineering–0.79%
WillScot Holdings Corp.(c)	59,750	1,637,150
Construction Machinery & Heavy Transportation Equipment– 1.24%
Allison Transmission Holdings, Inc.(c)	27,301	2,593,322
Consumer Finance–1.08%
Capital One Financial Corp.	10,607	2,256,745
Consumer Staples Merchandise Retail–0.99%
BJ’s Wholesale Club Holdings, Inc., Class C(b)	19,211	2,071,522
Shares		Value
Diversified Financial Services–1.49%
Equitable Holdings, Inc.	55,187	$3,095,991
Electric Utilities–1.46%
PPL Corp.(c)	89,717	3,040,509
Electrical Components & Equipment–3.63%
Hubbell, Inc.(c)	6,436	2,628,527
Rockwell Automation, Inc.	7,921	2,631,118
Vertiv Holdings Co., Class A	17,982	2,309,069
		7,568,714
Electronic Equipment & Instruments–0.99%
Keysight Technologies, Inc.(b)(c)	12,617	2,067,422
Environmental & Facilities Services–0.98%
Casella Waste Systems, Inc., Class A(b)(c)	17,617	2,032,650
Fertilizers & Agricultural Chemicals–1.16%
Corteva, Inc.	32,467	2,419,766
Financial Exchanges & Data–1.05%
Cboe Global Markets, Inc.	9,342	2,178,648
Food Distributors–1.22%
Sysco Corp.	33,641	2,547,969
Footwear–0.64%
Deckers Outdoor Corp.(b)	12,992	1,339,085
Health Care Distributors–1.36%
Cencora, Inc.	9,442	2,831,184
Health Care Equipment–0.87%
Zimmer Biomet Holdings, Inc.(c)	19,794	1,805,411
Health Care Facilities–2.29%
Encompass Health Corp.(c)	19,740	2,420,716
Tenet Healthcare Corp.(b)	13,311	2,342,736
		4,763,452
Health Care REITs–0.99%
American Healthcare REIT, Inc.(c)	56,310	2,068,829
Homebuilding–2.32%
D.R. Horton, Inc.	19,778	2,549,780
TopBuild Corp.(b)(c)	7,029	2,275,568
		4,825,348
Hotels, Resorts & Cruise Lines–3.25%
Royal Caribbean Cruises Ltd.(c)	14,622	4,578,733
Wyndham Hotels & Resorts, Inc.(c)	26,989	2,191,777
		6,770,510
Human Resource & Employment Services–1.72%
Korn Ferry(c)	25,922	1,900,860
Paylocity Holding Corp.(b)	9,246	1,675,283
		3,576,143
Independent Power Producers & Energy Traders–1.36%
Vistra Corp.	14,637	2,836,797
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Industrial Machinery & Supplies & Components–2.37%
Lincoln Electric Holdings, Inc.(c)	10,767	$2,232,215
Xylem, Inc.(c)	20,937	2,708,410
		4,940,625
Industrial REITs–1.30%
First Industrial Realty Trust, Inc.	56,279	2,708,708
Insurance Brokers–1.09%
Arthur J. Gallagher & Co.	7,098	2,272,212
Interactive Home Entertainment–1.56%
Electronic Arts, Inc.	20,318	3,244,785
Internet Services & Infrastructure–2.58%
MongoDB, Inc.(b)	11,831	2,484,392
Snowflake, Inc., Class A(b)	12,965	2,901,178
		5,385,570
Investment Banking & Brokerage–1.68%
Raymond James Financial, Inc.	22,805	3,497,603
IT Consulting & Other Services–0.82%
Amdocs Ltd.(c)	18,778	1,713,305
Life Sciences Tools & Services–1.67%
Lonza Group AG (Switzerland)	2,818	2,015,331
Repligen Corp.(b)(c)	11,777	1,464,823
		3,480,154
Managed Health Care–0.77%
HealthEquity, Inc.(b)(c)	15,283	1,601,047
Metal, Glass & Plastic Containers–0.69%
Silgan Holdings, Inc.(c)	26,695	1,446,335
Multi-Family Residential REITs–0.98%
AvalonBay Communities, Inc.	10,072	2,049,652
Multi-line Insurance–1.32%
American International Group, Inc.	32,194	2,755,485
Multi-Utilities–2.71%
Ameren Corp.(c)	28,604	2,747,128
CMS Energy Corp.	41,763	2,893,341
		5,640,469
Oil & Gas Exploration & Production–2.45%
Expand Energy Corp.	22,628	2,646,118
Permian Resources Corp.(c)	180,477	2,458,097
		5,104,215
Oil & Gas Refining & Marketing–0.96%
Valero Energy Corp.	14,829	1,993,314
Oil & Gas Storage & Transportation–2.25%
Cheniere Energy, Inc.	12,580	3,063,482
Williams Cos., Inc. (The)	25,871	1,624,957
		4,688,439
Other Specialized REITs–1.14%
Lamar Advertising Co., Class A(c)	19,598	2,378,413
Paper & Plastic Packaging Products & Materials–0.79%
Smurfit WestRock PLC	38,060	1,642,289
Shares		Value
Personal Care Products–1.52%
BellRing Brands, Inc.(b)(c)	35,217	$2,040,121
Estee Lauder Cos., Inc. (The), Class A	13,949	1,127,079
		3,167,200
Property & Casualty Insurance–1.51%
Hartford Insurance Group, Inc. (The)	24,829	3,150,055
Regional Banks–3.96%
Citizens Financial Group, Inc.	45,134	2,019,747
M&T Bank Corp.	17,953	3,482,702
Wintrust Financial Corp.(c)	22,187	2,750,744
		8,253,193
Reinsurance–0.91%
Reinsurance Group of America, Inc.	9,515	1,887,395
Research & Consulting Services–1.75%
CACI International, Inc., Class A(b)(c)	3,049	1,453,458
TransUnion(c)	24,968	2,197,184
		3,650,642
Restaurants–1.81%
Domino’s Pizza, Inc.	3,756	1,692,454
Texas Roadhouse, Inc.(c)	11,130	2,085,873
		3,778,327
Retail REITs–1.06%
Brixmor Property Group, Inc.	84,612	2,203,297
Semiconductors–3.23%
Astera Labs, Inc.(b)(c)	22,814	2,062,842
Marvell Technology, Inc.	24,578	1,902,337
Microchip Technology, Inc.	39,137	2,754,071
		6,719,250
Single-Family Residential REITs–1.07%
American Homes 4 Rent, Class A(c)	62,003	2,236,448
Soft Drinks & Non-alcoholic Beverages–0.73%
Keurig Dr Pepper, Inc.	46,056	1,522,611
Specialty Chemicals–2.09%
DuPont de Nemours, Inc.	29,587	2,029,372
International Flavors & Fragrances, Inc.	31,588	2,323,298
		4,352,670
Steel–0.98%
ATI, Inc.(b)(c)	23,757	2,051,179
Trading Companies & Distributors–0.59%
Air Lease Corp., Class A	20,924	1,223,845
Total Common Stocks & Other Equity Interests (Cost $147,980,790)		205,324,479
Money Market Funds–1.47%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	1,069,176	1,069,176
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	1,985,586	$1,985,586
Total Money Market Funds (Cost $3,054,762)		3,054,762
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $151,035,552)		208,379,241
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–18.60%
Invesco Private Government Fund, 4.34%(d)(e)(f)	10,645,811	10,645,811
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.49%(d)(e)(f)	28,104,439	$28,112,870
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,756,405)		38,758,681
TOTAL INVESTMENTS IN SECURITIES–118.63% (Cost $189,791,957)		247,137,922
OTHER ASSETS LESS LIABILITIES—(18.63)%		(38,815,059)
NET ASSETS–100.00%		$208,322,863
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$631,958	$6,350,827	$(5,913,609)	$-	$-	$1,069,176	$10,165
Invesco Treasury Portfolio, Institutional Class	1,173,576	11,794,392	(10,982,382)	-	-	1,985,586	18,744
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,820,599	69,491,857	(68,666,645)	-	-	10,645,811	226,178*
Invesco Private Prime Fund	25,593,248	159,454,551	(156,934,792)	2,276	(2,413)	28,112,870	592,348*
Total	$37,219,381	$247,091,627	$(242,497,428)	$2,276	$(2,413)	$41,813,443	$847,435

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Main Street Mid Cap Fund®

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $147,980,790)*	$205,324,479
Investments in affiliated money market funds, at value (Cost $41,811,167)	41,813,443
Receivable for:
Fund shares sold	80,523
Dividends	216,286
Investment for trustee deferred compensation and retirement plans	97,744
Other assets	4,013
Total assets	247,536,488
Liabilities:
Payable for:
Fund shares reacquired	202,942
Amount due custodian	20,454
Collateral upon return of securities loaned	38,756,405
Accrued fees to affiliates	115,476
Accrued other operating expenses	16,710
Trustee deferred compensation and retirement plans	101,638
Total liabilities	39,213,625
Net assets applicable to shares outstanding	$208,322,863
Net assets consist of:
Shares of beneficial interest	$123,587,610
Distributable earnings	84,735,253
$208,322,863
Net Assets:
Series I	$117,004,431
Series II	$91,318,432
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	10,069,094
Series II	8,210,142
Series I:
Net asset value per share	$11.62
Series II:
Net asset value per share	$11.12

*	At June 30, 2025, securities with an aggregate value of $37,993,809 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $1,022)	$1,384,087
Dividends from affiliated money market funds (includes net securities lending income of $20,625)	49,534
Total investment income	1,433,621
Expenses:
Advisory fees	738,552
Administrative services fees	169,403
Custodian fees	1,352
Distribution fees - Series II	112,202
Transfer agent fees	5,515
Trustees’ and officers’ fees and benefits	10,208
Reports to shareholders	4,510
Professional services fees	21,799
Other	1,267
Total expenses	1,064,808
Less: Fees waived	(759)
Net expenses	1,064,049
Net investment income	369,572
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	7,231,233
Affiliated investment securities	(2,413)
Foreign currencies	143
7,228,963
Change in net unrealized appreciation of:
Unaffiliated investment securities	427,374
Affiliated investment securities	2,276
Foreign currencies	221
429,871
Net realized and unrealized gain	7,658,834
Net increase in net assets resulting from operations	$8,028,406
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Main Street Mid Cap Fund®

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$369,572	$445,995
Net realized gain	7,228,963	20,012,278
Change in net unrealized appreciation	429,871	12,054,595
Net increase in net assets resulting from operations	8,028,406	32,512,868
Distributions to shareholders from distributable earnings:
Series I	—	(3,231,280)
Series II	—	(2,368,195)
Total distributions from distributable earnings	—	(5,599,475)
Share transactions–net:
Series I	(7,485,152)	(13,836,037)
Series II	(5,673,666)	(2,589,662)
Net increase (decrease) in net assets resulting from share transactions	(13,158,818)	(16,425,699)
Net increase (decrease) in net assets	(5,130,412)	10,487,694
Net assets:
Beginning of period	213,453,275	202,965,581
End of period	$208,322,863	$213,453,275
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Main Street Mid Cap Fund®

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$11.16	$0.03	$0.43	$0.46	$—	$—	$—	$11.62	4.12%	$117,004	0.94%(d)	0.94%(d)	0.47%(d)	20%
Year ended 12/31/24	9.79	0.03	1.64	1.67	(0.04)	(0.26)	(0.30)	11.16	17.07	119,877	0.95	0.95	0.32	41
Year ended 12/31/23	8.58	0.04	1.20	1.24	(0.03)	—	(0.03)	9.79	14.47	117,983	0.94	0.94	0.39	34
Year ended 12/31/22	12.97	0.06	(1.97)	(1.91)	(0.04)	(2.44)	(2.48)	8.58	(14.26)	116,146	0.93	0.93	0.51	60
Year ended 12/31/21	10.57	0.00	2.46	2.46	(0.06)	—	(0.06)	12.97	23.24	155,200	0.93	0.93	0.01	58
Year ended 12/31/20	12.18	0.05	0.80	0.85	(0.08)	(2.38)	(2.46)	10.57	9.25	150,990	0.94	0.94	0.49	75
Series II
Six months ended 06/30/25	10.69	0.01	0.42	0.43	—	—	—	11.12	4.02	91,318	1.19 (d)	1.19 (d)	0.22 (d)	20
Year ended 12/31/24	9.39	0.01	1.56	1.57	(0.01)	(0.26)	(0.27)	10.69	16.79	93,576	1.20	1.20	0.07	41
Year ended 12/31/23	8.23	0.01	1.15	1.16	(0.00)	—	—	9.39	14.14	84,983	1.19	1.19	0.14	34
Year ended 12/31/22	12.55	0.03	(1.90)	(1.87)	(0.01)	(2.44)	(2.45)	8.23	(14.45)	77,988	1.18	1.18	0.26	60
Year ended 12/31/21	10.24	(0.03)	2.37	2.34	(0.03)	—	(0.03)	12.55	22.86	99,770	1.18	1.18	(0.24)	58
Year ended 12/31/20	11.88	0.02	0.78	0.80	(0.06)	(2.38)	(2.44)	10.24	8.94	90,788	1.19	1.19	0.24	75

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Main Street Mid Cap Fund®

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Main Street Mid Cap Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
8
Invesco V.I. Main Street Mid Cap Fund®

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower
9
Invesco V.I. Main Street Mid Cap Fund®

to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $2,188 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.700%
Next $500 million	0.675%
Over $1.5 billion	0.650%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.73%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at
10
Invesco V.I. Main Street Mid Cap Fund®

any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $759.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $16,676 for accounting and fund administrative services and was reimbursed $152,727 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$203,309,148	$2,015,331	$—	$205,324,479
Money Market Funds	3,054,762	38,758,681	—	41,813,443
Total Investments	$206,363,910	$40,774,012	$—	$247,137,922
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
11
Invesco V.I. Main Street Mid Cap Fund®

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $41,848,908 and $56,060,047, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$60,424,974
Aggregate unrealized (depreciation) of investments	(3,419,618)
Net unrealized appreciation of investments	$57,005,356
Cost of investments for tax purposes is $190,132,566.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	150,790	$1,645,681	275,949	$2,933,343
Series II	543,766	5,816,807	1,087,158	11,189,873
Issued as reinvestment of dividends:
Series I	-	-	291,632	3,231,280
Series II	-	-	222,784	2,368,195
Reacquired:
Series I	(825,770)	(9,130,833)	(1,877,177)	(20,000,660)
Series II	(1,084,800)	(11,490,473)	(1,604,766)	(16,147,730)
Net increase (decrease) in share activity	(1,216,014)	$(13,158,818)	(1,604,420)	$(16,425,699)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco V.I. Main Street Mid Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Main Street Mid Cap Fund’s® (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Index (Index).  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one and three year periods, and the fourth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed
13
Invesco V.I. Main Street Mid Cap Fund®

more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The independent Trustees reviewed and considered additional information provided by management, including with respect to components of the Fund’s total expense ratio driving total expenses relative to peers. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a
14
Invesco V.I. Main Street Mid Cap Fund®

direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco V.I. Main Street Mid Cap Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. Main Street Mid Cap Fund®

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Main Street Small Cap Fund®

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIMSS-NCSRS

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.54%
Aerospace & Defense–1.22%
AAR Corp.(b)	190,560	$13,108,622
Agricultural & Farm Machinery–0.55%
AGCO Corp.	57,797	5,962,339
Air Freight & Logistics–1.16%
Hub Group, Inc., Class A(c)	372,653	12,457,790
Application Software–2.88%
Informatica, Inc., Class A(b)	559,134	13,614,913
MARA Holdings, Inc.(b)(c)	490,725	7,694,568
Unity Software, Inc.(b)(c)	404,221	9,782,148
		31,091,629
Asset Management & Custody Banks–1.95%
DigitalBridge Group, Inc.(c)	794,897	8,227,184
Federated Hermes, Inc., Class B(c)	289,455	12,828,646
		21,055,830
Automotive Parts & Equipment–2.66%
Dorman Products, Inc.(b)	128,857	15,806,888
Visteon Corp.(b)	138,595	12,930,914
		28,737,802
Automotive Retail–2.21%
AutoNation, Inc.(b)	120,270	23,891,636
Biotechnology–5.68%
ADMA Biologics, Inc.(b)(c)	891,133	16,227,532
Ascendis Pharma A/S, ADR (Denmark)(b)	58,600	10,114,360
BridgeBio Pharma, Inc.(b)(c)	211,473	9,131,404
Caris Life Sciences, Inc.(b)(c)	45,342	1,211,538
LENZ Therapeutics, Inc.(b)(c)	59,880	1,755,083
Merus N.V. (Netherlands)(b)	69,522	3,656,857
Soleno Therapeutics, Inc.(b)(c)	65,248	5,466,477
Twist Bioscience Corp.(b)	240,425	8,845,236
Ultragenyx Pharmaceutical, Inc.(b)	134,105	4,876,058
		61,284,545
Building Products–2.42%
Hayward Holdings, Inc.(b)	570,849	7,877,716
Zurn Elkay Water Solutions Corp.	497,895	18,208,020
		26,085,736
Commercial & Residential Mortgage Finance–1.57%
PennyMac Financial Services, Inc.(c)	170,407	16,979,354
Construction & Engineering–0.67%
WillScot Holdings Corp.(c)	262,738	7,199,021
Construction Machinery & Heavy Transportation Equipment– 3.17%
Allison Transmission Holdings, Inc.	146,428	13,909,195
Atmus Filtration Technologies, Inc.	274,100	9,982,722
Federal Signal Corp.(c)	96,847	10,306,458
		34,198,375
Shares		Value
Construction Materials–1.02%
Knife River Corp.(b)	134,209	$10,956,823
Diversified Banks–0.78%
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	189,793	8,404,034
Diversified REITs–1.46%
Essential Properties Realty Trust, Inc.(c)	494,443	15,777,676
Education Services–1.45%
Stride, Inc.(b)(c)	107,871	15,661,791
Electric Utilities–1.10%
Portland General Electric Co.(c)	292,460	11,882,650
Electronic Components–1.65%
Belden, Inc.	153,618	17,788,964
Electronic Equipment & Instruments–2.06%
Itron, Inc.(b)(c)	168,502	22,179,918
Environmental & Facilities Services–2.91%
ABM Industries, Inc.	258,048	12,182,446
Casella Waste Systems, Inc., Class A(b)	166,526	19,213,770
		31,396,216
Footwear–0.66%
Steven Madden Ltd.(c)	294,699	7,066,882
Gas Utilities–1.25%
Chesapeake Utilities Corp.	112,194	13,487,963
Health Care Equipment–1.78%
Inspire Medical Systems, Inc.(b)(c)	57,681	7,485,263
Integer Holdings Corp.(b)(c)	95,143	11,699,735
		19,184,998
Health Care Facilities–1.80%
Encompass Health Corp.	94,843	11,630,597
Surgery Partners, Inc.(b)(c)	352,278	7,831,140
		19,461,737
Health Care REITs–1.53%
American Healthcare REIT, Inc.(c)	447,700	16,448,498
Health Care Services–2.91%
Addus HomeCare Corp.(b)	64,515	7,431,483
BrightSpring Health Services, Inc.(b)(c)	451,469	10,650,154
Guardant Health, Inc.(b)	256,738	13,360,645
		31,442,282
Homebuilding–1.96%
Champion Homes, Inc.(b)	112,041	7,014,887
KB Home	267,350	14,161,530
		21,176,417
Hotels, Resorts & Cruise Lines–1.00%
Wyndham Hotels & Resorts, Inc.	133,259	10,821,963
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Human Resource & Employment Services–2.16%
Korn Ferry	203,822	$14,946,267
Upwork, Inc.(b)(c)	624,368	8,391,506
		23,337,773
Industrial Machinery & Supplies & Components–4.34%
Enpro, Inc.(c)	89,087	17,064,615
ESAB Corp.(c)	141,252	17,027,928
Gates Industrial Corp. PLC(b)	554,629	12,773,106
		46,865,649
Industrial REITs–1.41%
Terreno Realty Corp.(c)	272,031	15,252,778
Investment Banking & Brokerage–2.02%
BGC Group, Inc., Class A(c)	1,148,244	11,746,536
Stifel Financial Corp.	97,231	10,090,633
		21,837,169
IT Consulting & Other Services–0.85%
ASGN, Inc.(b)(c)	184,125	9,193,361
Life Sciences Tools & Services–1.48%
BioLife Solutions, Inc.(b)	350,705	7,554,186
Repligen Corp.(b)	67,285	8,368,908
		15,923,094
Metal, Glass & Plastic Containers–1.39%
Silgan Holdings, Inc.(c)	277,409	15,030,020
Oil & Gas Drilling–0.79%
Helmerich & Payne, Inc.(c)	561,259	8,508,686
Oil & Gas Equipment & Services–0.99%
Kodiak Gas Services, Inc.(c)	310,297	10,633,878
Oil & Gas Exploration & Production–2.30%
Northern Oil and Gas, Inc.(c)	547,935	15,533,957
SM Energy Co.(c)	374,512	9,254,192
		24,788,149
Other Specialized REITs–1.26%
Outfront Media, Inc.(c)	829,331	13,534,682
Personal Care Products–1.92%
BellRing Brands, Inc.(b)	203,815	11,807,003
Interparfums, Inc.	68,055	8,936,302
		20,743,305
Pharmaceuticals–1.37%
Collegium Pharmaceutical, Inc.(b)(c)	233,451	6,903,146
Structure Therapeutics, Inc., ADR(b)(c)	97,157	2,015,036
Tarsus Pharmaceuticals, Inc.(b)(c)	144,662	5,860,258
		14,778,440
Property & Casualty Insurance–2.11%
Definity Financial Corp. (Canada)(c)	258,626	15,074,093
Skyward Specialty Insurance Group, Inc.(b)	132,256	7,643,074
		22,717,167
Regional Banks–10.28%
Banc of California, Inc.(c)	710,778	9,986,431
Berkshire Hills Bancorp, Inc.(c)	249,632	6,250,785
Cathay General Bancorp	299,311	13,627,630
Shares		Value
Regional Banks–(continued)
Columbia Banking System, Inc.(c)	553,029	$12,929,818
OceanFirst Financial Corp.	379,675	6,686,077
Pacific Premier Bancorp, Inc.	483,435	10,195,644
United Community Banks, Inc.	270,909	8,070,379
Webster Financial Corp.	234,408	12,798,677
Wintrust Financial Corp.	169,104	20,965,514
WSFS Financial Corp.	170,245	9,363,475
		110,874,430
Research & Consulting Services–0.63%
CACI International, Inc., Class A(b)(c)	14,279	6,806,799
Restaurants–1.64%
Cheesecake Factory, Inc. (The)(c)	160,787	10,074,913
Texas Roadhouse, Inc.	40,690	7,625,713
		17,700,626
Semiconductor Materials & Equipment–0.56%
MKS Instruments, Inc.(c)	61,245	6,085,303
Semiconductors–4.62%
Allegro MicroSystems, Inc. (Japan)(b)(c)	421,658	14,416,487
Lattice Semiconductor Corp.(b)(c)	177,983	8,719,387
MACOM Technology Solutions Holdings, Inc.(b)	100,461	14,395,057
Silicon Laboratories, Inc.(b)(c)	83,874	12,359,673
		49,890,604
Steel–2.13%
ATI, Inc.(b)(c)	95,573	8,251,773
Commercial Metals Co.(c)	300,152	14,680,434
		22,932,207
Systems Software–0.93%
Progress Software Corp.(c)	156,808	10,010,623
Trading Companies & Distributors–1.22%
Air Lease Corp., Class A	225,688	13,200,491
Transaction & Payment Processing Services–0.68%
Marqeta, Inc., Class A(b)	1,259,351	7,342,016
Total Common Stocks & Other Equity Interests (Cost $854,238,553)		1,063,178,741
Money Market Funds–1.28%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	4,847,441	4,847,441
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	8,998,223	8,998,223
Total Money Market Funds (Cost $13,845,664)		13,845,664
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $868,084,217)		1,077,024,405
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–21.66%
Invesco Private Government Fund, 4.34%(d)(e)(f)	66,000,925	66,000,925
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.49%(d)(e)(f)	167,661,812	$167,712,110
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $233,696,683)		233,713,035
TOTAL INVESTMENTS IN SECURITIES–121.48% (Cost $1,101,780,900)		1,310,737,440
OTHER ASSETS LESS LIABILITIES—(21.48)%		(231,775,852)
NET ASSETS–100.00%		$1,078,961,588
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,818,076	$67,922,516	$(68,893,151)	$-	$-	$4,847,441	$131,110
Invesco Treasury Portfolio, Institutional Class	10,800,832	126,141,814	(127,944,423)	-	-	8,998,223	241,735
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	76,835,293	230,681,195	(241,515,563)	-	-	66,000,925	1,221,879*
Invesco Private Prime Fund	200,053,567	487,861,869	(520,210,972)	16,352	(8,706)	167,712,110	3,281,936*
Total	$293,507,768	$912,607,394	$(958,564,109)	$16,352	$(8,706)	$247,558,699	$4,876,660

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Main Street Small Cap Fund®

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $854,238,553)*	$1,063,178,741
Investments in affiliated money market funds, at value (Cost $247,542,347)	247,558,699
Cash	1,241,222
Foreign currencies, at value (Cost $30,046)	30,269
Receivable for:
Fund shares sold	512,053
Dividends	1,221,097
Investment for trustee deferred compensation and retirement plans	84,228
Other assets	327
Total assets	1,313,826,636
Liabilities:
Payable for:
Fund shares reacquired	467,449
Collateral upon return of securities loaned	233,696,683
Accrued fees to affiliates	598,180
Accrued other operating expenses	18,508
Trustee deferred compensation and retirement plans	84,228
Total liabilities	234,865,048
Net assets applicable to shares outstanding	$1,078,961,588
Net assets consist of:
Shares of beneficial interest	$710,947,420
Distributable earnings	368,014,168
$1,078,961,588
Net Assets:
Series I	$316,122,380
Series II	$762,839,208
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	10,698,505
Series II	26,537,510
Series I:
Net asset value per share	$29.55
Series II:
Net asset value per share	$28.75

*	At June 30, 2025, securities with an aggregate value of $227,785,925 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $11,227)	$6,286,652
Dividends from affiliated money market funds (includes net securities lending income of $125,386)	498,231
Total investment income	6,784,883
Expenses:
Advisory fees	3,241,747
Administrative services fees	792,730
Custodian fees	4,339
Distribution fees - Series II	915,880
Transfer agent fees	25,102
Trustees’ and officers’ fees and benefits	12,871
Reports to shareholders	4,421
Professional services fees	21,138
Other	5,776
Total expenses	5,024,004
Less: Fees waived	(10,569)
Net expenses	5,013,435
Net investment income	1,771,448
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	46,809,514
Affiliated investment securities	(8,706)
Foreign currencies	2,972
46,803,780
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(36,418,204)
Affiliated investment securities	16,352
Foreign currencies	155
(36,401,697)
Net realized and unrealized gain	10,402,083
Net increase in net assets resulting from operations	$12,173,531
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Main Street Small Cap Fund®

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$1,771,448	$3,278,375
Net realized gain	46,803,780	112,187,615
Change in net unrealized appreciation (depreciation)	(36,401,697)	(10,412,221)
Net increase in net assets resulting from operations	12,173,531	105,053,769
Distributions to shareholders from distributable earnings:
Series I	—	(7,337,261)
Series II	—	(27,012,158)
Total distributions from distributable earnings	—	(34,349,419)
Share transactions–net:
Series I	98,451,912	23,344,941
Series II	(1,231,303)	35,263,594
Net increase in net assets resulting from share transactions	97,220,609	58,608,535
Net increase in net assets	109,394,140	129,312,885
Net assets:
Beginning of period	969,567,448	840,254,563
End of period	$1,078,961,588	$969,567,448
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Main Street Small Cap Fund®

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$29.25	$0.08	$0.22	$0.30	$—	$—	$—	$29.55	1.03%	$316,122	0.85%(d)	0.85%(d)	0.56%(d)	22%
Year ended 12/31/24	26.91	0.16	3.24	3.40	—	(1.06)	(1.06)	29.25	12.69	213,154	0.87	0.87	0.56	42
Year ended 12/31/23	23.08	0.11	4.01	4.12	(0.29)	—	(0.29)	26.91	18.13	174,202	0.88	0.88	0.44	42
Year ended 12/31/22	31.47	0.11	(5.12)	(5.01)	(0.15)	(3.23)	(3.38)	23.08	(15.83)	142,703	0.84	0.87	0.41	32
Year ended 12/31/21	27.42	0.01	6.19	6.20	(0.12)	(2.03)	(2.15)	31.47	22.55	158,060	0.80	0.84	0.03	32
Year ended 12/31/20	23.32	0.09	4.47	4.56	(0.14)	(0.32)	(0.46)	27.42	19.93	119,377	0.80	0.91	0.41	35
Series II
Six months ended 06/30/25	28.49	0.04	0.22	0.26	—	—	—	28.75	0.91	762,839	1.10 (d)	1.10 (d)	0.31 (d)	22
Year ended 12/31/24	26.30	0.09	3.16	3.25	—	(1.06)	(1.06)	28.49	12.41	756,414	1.12	1.12	0.31	42
Year ended 12/31/23	22.56	0.05	3.92	3.97	(0.23)	—	(0.23)	26.30	17.82	666,053	1.13	1.13	0.19	42
Year ended 12/31/22	30.83	0.04	(5.01)	(4.97)	(0.07)	(3.23)	(3.30)	22.56	(16.04)	562,756	1.09	1.12	0.16	32
Year ended 12/31/21	26.91	(0.07)	6.08	6.01	(0.06)	(2.03)	(2.09)	30.83	22.26	709,699	1.05	1.09	(0.22)	32
Year ended 12/31/20	22.89	0.03	4.39	4.42	(0.08)	(0.32)	(0.40)	26.91	19.63	650,386	1.05	1.16	0.16	35

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Main Street Small Cap Fund®

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Main Street Small Cap Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
8
Invesco V.I. Main Street Small Cap Fund®

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower
9
Invesco V.I. Main Street Small Cap Fund®

to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $10,374 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.580%
Over $5 billion	0.560%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.67%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
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Invesco V.I. Main Street Small Cap Fund®

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $10,569.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $69,144 for accounting and fund administrative services and was reimbursed $723,586 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,063,178,741	$—	$—	$1,063,178,741
Money Market Funds	13,845,664	233,713,035	—	247,558,699
Total Investments	$1,077,024,405	$233,713,035	$—	$1,310,737,440
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund
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Invesco V.I. Main Street Small Cap Fund®

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $313,906,056 and $212,407,065, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$255,802,397
Aggregate unrealized (depreciation) of investments	(50,641,733)
Net unrealized appreciation of investments	$205,160,664
Cost of investments for tax purposes is $1,105,576,776.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	4,116,065	$118,880,528	1,570,250	$45,007,834
Series II	1,796,442	49,618,057	4,097,751	115,174,331
Issued as reinvestment of dividends:
Series I	-	-	254,324	7,337,261
Series II	-	-	960,603	27,012,156
Reacquired:
Series I	(704,763)	(20,428,616)	(1,011,610)	(29,000,154)
Series II	(1,806,803)	(50,849,360)	(3,836,222)	(106,922,893)
Net increase in share activity	3,400,941	$97,220,609	2,035,096	$58,608,535

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco V.I. Main Street Small Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Main Street Small Cap Fund’s® (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
 The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index).  The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period, and above the performance of the Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed
13
Invesco V.I. Main Street Small Cap Fund®

more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related
14
Invesco V.I. Main Street Small Cap Fund®

responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco V.I. Main Street Small Cap Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. Main Street Small Cap Fund®

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco® V.I. S&P 500 Buffer Fund - December

2	Schedule of Investments
3	Financial Statements
5	Financial Highlights
6	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VISP500D-NCSRS

Schedule of Investments
June 30, 2025
(Unaudited)

Shares		Value
Money Market Funds–5.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(a)(b)	982,273	$982,273
Invesco Treasury Portfolio, Institutional Class, 4.23%(a)(b)	1,824,021	1,824,021
Total Money Market Funds (Cost $2,806,294)		2,806,294
Value
Options Purchased–97.83%
(Cost $53,200,960)(c)	$54,949,240
TOTAL INVESTMENTS IN SECURITIES–102.83% (Cost $56,007,254)	57,755,534
OTHER ASSETS LESS LIABILITIES—(2.83)%	(1,588,338)
NET ASSETS–100.00%	$56,167,196
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$993,772	$7,051,936	$(7,063,435)	$-	$-	$982,273	$16,968
Invesco Treasury Portfolio, Institutional Class	1,845,270	13,096,454	(13,117,703)	-	-	1,824,021	31,276
Total	$2,839,042	$20,148,390	$(20,181,138)	$-	$-	$2,806,294	$48,244

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(c)	The table below details options purchased.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	12/31/2025	892	USD	17.64	USD	1,573,488	$53,572,823
Equity Risk
S&P 500® Mini Index	Put	12/31/2025	892	USD	588.16	USD	52,463,872	1,376,417
Total Open Index Options Purchased								$54,949,240

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	12/31/2025	892	USD	664.15	USD	59,242,180	$ (966,209)
Equity Risk
S&P 500® Mini Index	Put	12/31/2025	892	USD	529.34	USD	47,217,128	(659,943)
Total Open Index Options Written								$(1,626,152)

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco® V.I. S&P 500 Buffer Fund - December

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $53,200,960)	$54,949,240
Investments in affiliated money market funds, at value (Cost $2,806,294)	2,806,294
Receivable for:
Fund shares sold	93,979
Dividends	7,953
Investment for trustee deferred compensation and retirement plans	14,099
Other assets	15
Total assets	57,871,580
Liabilities:
Other investments:
Options written, at value (premiums received $2,279,951)	1,626,152
Payable for:
Fund shares reacquired	1,880
Accrued fees to affiliates	31,470
Accrued other operating expenses	30,783
Trustee deferred compensation and retirement plans	14,099
Total liabilities	1,704,384
Net assets applicable to shares outstanding	$56,167,196
Net assets consist of:
Shares of beneficial interest	$50,060,040
Distributable earnings	6,107,156
$56,167,196
Net Assets:
Series I	$795,415
Series II	$55,371,781
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	65,468
Series II	4,597,300
Series I:
Net asset value per share	$12.15
Series II:
Net asset value per share	$12.04
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends from affiliated money market funds	$48,244
Expenses:
Advisory fees	103,468
Administrative services fees	40,101
Custodian fees	1,150
Distribution fees - Series II	60,473
Transfer agent fees	868
Trustees’ and officers’ fees and benefits	9,559
Licensing fees	10,312
Reports to shareholders	4,534
Professional services fees	20,097
Other	281
Total expenses	250,843
Less: Fees waived	(19,177)
Net expenses	231,666
Net investment income (loss)	(183,422)
Realized and unrealized gain from:
Change in net unrealized appreciation of:
Unaffiliated investment securities	1,645,432
Option contracts written	697,117
2,342,549
Net realized and unrealized gain	2,342,549
Net increase in net assets resulting from operations	$2,159,127
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco® V.I. S&P 500 Buffer Fund - December

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(183,422)	$(233,244)
Net realized gain	—	4,131,055
Change in net unrealized appreciation	2,342,549	57,354
Net increase in net assets resulting from operations	2,159,127	3,955,165
Distributions to shareholders from distributable earnings:
Series I	—	(16,641)
Series II	—	(1,114,574)
Total distributions from distributable earnings	—	(1,131,215)
Share transactions–net:
Series I	228,672	167,333
Series II	19,454,976	12,170,007
Net increase in net assets resulting from share transactions	19,683,648	12,337,340
Net increase in net assets	21,842,775	15,161,290
Net assets:
Beginning of period	34,324,421	19,163,131
End of period	$56,167,196	$34,324,421
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco® V.I. S&P 500 Buffer Fund - December

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$11.63	$(0.03)	$0.55	$0.52	$—	$12.15	4.47%	$795	0.69%(d)	0.77%(d)	(0.49)%(d)	0%
Year ended 12/31/24	10.48	(0.06)	1.61	1.55	(0.40)	11.63	14.89	560	0.70	0.92	(0.51)	0
Year ended 12/31/23	8.96	(0.05)	1.68	1.63	(0.11)	10.48	18.17	359	0.70	1.03	(0.53)	0
Year ended 12/31/22	10.00	(0.06)	(0.98)	(1.04)	—	8.96	(10.40)	477	0.70	1.90	(0.64)	0
Period ended 12/31/21(e)	10.00	(0.00)	—	(0.00)	—	10.00	—	1,000	0.70 (d)	643.01 (d)	(0.70)(d)	0
Series II
Six months ended 06/30/25	11.54	(0.04)	0.54	0.50	—	12.04	4.33	55,372	0.94 (d)	1.02 (d)	(0.74)(d)	0
Year ended 12/31/24	10.50	(0.08)	1.52	1.44	(0.40)	11.54	13.82	33,765	0.95	1.17	(0.76)	0
Year ended 12/31/23	8.93	(0.08)	1.76	1.68	(0.11)	10.50	18.80	18,804	0.95	1.28	(0.78)	0
Year ended 12/31/22	10.00	(0.08)	(0.99)	(1.07)	—	8.93	(10.70)	8,748	0.95	2.15	(0.89)	0
Period ended 12/31/21(e)	10.00	(0.00)	—	(0.00)	—	10.00	—	1,000	0.95 (d)	643.26 (d)	(0.95)(d)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of December 31, 2021.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco® V.I. S&P 500 Buffer Fund - December

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco® V.I. S&P 500 Buffer Fund - December (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
6
Invesco® V.I. S&P 500 Buffer Fund - December

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities.
7
Invesco® V.I. S&P 500 Buffer Fund - December

Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
K.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.
Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment  product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
M.
Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
N.
Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
O.
Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to
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Invesco® V.I. S&P 500 Buffer Fund - December

the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.70% and 0.95%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $19,177.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $3,201 for accounting and fund administrative services and was reimbursed $36,900 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$2,806,294	$—	$—	$2,806,294
Options Purchased	—	54,949,240	—	54,949,240
Total Investments in Securities	2,806,294	54,949,240	—	57,755,534
Other Investments - Liabilities*
Options Written	—	(1,626,152)	—	(1,626,152)
Total Investments	$2,806,294	$53,323,088	$—	$56,129,382

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
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Invesco® V.I. S&P 500 Buffer Fund - December

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2025:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$54,949,240
Derivatives not subject to master netting agreements	(54,949,240)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(1,626,152)
Derivatives not subject to master netting agreements	1,626,152
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the six months ended June 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Equity Risk
Change in Net Unrealized Appreciation:
Options purchased(a)	$1,645,432
Options written	697,117
Total	$2,342,549

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Index Options Purchased	Index Options Written
Average notional value	$52,149,283	$102,739,598
Average contracts	1,722	1,722

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
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Invesco® V.I. S&P 500 Buffer Fund - December

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $0 and $0, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,448,820
Aggregate unrealized (depreciation) of investments	(1,106,271)
Net unrealized appreciation of investments	$2,342,549
Cost of investments for tax purposes is $53,786,833.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	59,442	$705,791	51,754	$578,535
Series II	1,894,291	21,948,215	1,536,664	16,743,221
Issued as reinvestment of dividends:
Series I	-	-	1,415	16,160
Series II	-	-	98,248	1,114,136
Reacquired:
Series I	(42,128)	(477,119)	(39,234)	(427,362)
Series II	(223,087)	(2,493,239)	(500,361)	(5,687,350)
Net increase in share activity	1,688,518	$19,683,648	1,148,486	$12,337,340

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 99% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco® V.I. S&P 500 Buffer Fund - December

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund – December’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The  Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P 500 Index (Price Only). The  Board noted that the Fund had recently commenced operations in December 2021 and that therefore performance information for the Fund was limited. The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one, two and three year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one and two year periods and reasonably comparable to the performance of the Index for the three year period. The Board considered that the Fund’s unique investment strategy seeks to match the returns of the Index up to an upside cap, while providing a
12
Invesco® V.I. S&P 500 Buffer Fund - December

buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are not managed pursuant to the same buffered strategy as the Fund. The Board also considered that the Fund underwent a change in portfolio management in 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and above, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that there were only two funds (including the Fund) in the expense group, therefore, Broadridge did not provide quintile rankings. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management regarding the Fund’s limited peer group. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco
Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the
13
Invesco® V.I. S&P 500 Buffer Fund - December

advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14
Invesco® V.I. S&P 500 Buffer Fund - December

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco® V.I. S&P 500 Buffer Fund - December

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco® V.I. S&P 500 Buffer Fund – June

2	Schedule of Investments
3	Financial Statements
5	Financial Highlights
6	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VISP500J-NCSRS

Schedule of Investments
June 30, 2025
(Unaudited)

Shares		Value
Money Market Funds–3.62%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(a)(b)	589,022	$589,022
Invesco Treasury Portfolio, Institutional Class, 4.23%(a)(b)	1,093,897	1,093,897
Total Money Market Funds (Cost $1,682,919)		1,682,919
Value
Options Purchased–100.43%
(Cost $46,642,762)(c)	$46,740,466
TOTAL INVESTMENTS IN SECURITIES–104.05% (Cost $48,325,681)	48,423,385
OTHER ASSETS LESS LIABILITIES—(4.05)%	(1,884,184)
NET ASSETS–100.00%	$46,539,201
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$663,268	$1,756,175	$(1,830,421)	$-	$-	$589,022	$11,808
Invesco Treasury Portfolio, Institutional Class	1,231,782	3,261,468	(3,399,353)	-	-	1,093,897	21,773
Total	$1,895,050	$5,017,643	$(5,229,774)	$-	$-	$1,682,919	$33,581

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(c)	The table below details options purchased.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	06/30/2026	740	USD	18.62	USD	1,377,880	$44,328,599
Equity Risk
S&P 500® Mini Index	Put	06/30/2026	740	USD	620.50	USD	45,917,000	2,411,867
Total Open Index Options Purchased								$46,740,466

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	06/30/2026	740	USD	703.96	USD	52,093,040	$ (872,444)
Equity Risk
S&P 500® Mini Index	Put	06/30/2026	740	USD	558.45	USD	41,325,300	(1,364,624)
Total Open Index Options Written								$(2,237,068)

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco® V.I. S&P 500 Buffer Fund – June

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $46,642,762)	$46,740,466
Investments in affiliated money market funds, at value (Cost $1,682,919)	1,682,919
Receivable for:
Investments sold	46,698,951
Fund shares sold	361,311
Fund expenses absorbed	434
Dividends	5,925
Investment for trustee deferred compensation and retirement plans	11,731
Other assets	8
Total assets	95,501,745
Liabilities:
Other investments:
Options written, at value (premiums received $2,235,718)	2,237,068
Payable for:
Investments purchased	46,642,762
Fund shares reacquired	5,551
Accrued fees to affiliates	25,807
Accrued other operating expenses	39,625
Trustee deferred compensation and retirement plans	11,731
Total liabilities	48,962,544
Net assets applicable to shares outstanding	$46,539,201
Net assets consist of:
Shares of beneficial interest	$39,784,545
Distributable earnings	6,754,656
$46,539,201
Net Assets:
Series I	$1,593,280
Series II	$44,945,921
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	116,379
Series II	3,311,075
Series I:
Net asset value per share	$13.69
Series II:
Net asset value per share	$13.57
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends from affiliated money market funds	$33,581
Expenses:
Advisory fees	90,396
Administrative services fees	35,702
Custodian fees	1,696
Distribution fees - Series II	51,916
Transfer agent fees	1,189
Trustees’ and officers’ fees and benefits	9,603
Licensing fees	7,794
Reports to shareholders	4,980
Professional services fees	19,814
Other	273
Total expenses	223,363
Less: Fees waived	(21,692)
Net expenses	201,671
Net investment income (loss)	(168,090)
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	4,051,709
Option contracts written	1,247,588
5,299,297
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(2,435,492)
Option contracts written	(130,710)
(2,566,202)
Net realized and unrealized gain	2,733,095
Net increase in net assets resulting from operations	$2,565,005
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco® V.I. S&P 500 Buffer Fund – June

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(168,090)	$(251,644)
Net realized gain	5,299,297	3,576,103
Change in net unrealized appreciation (depreciation)	(2,566,202)	986,909
Net increase in net assets resulting from operations	2,565,005	4,311,368
Distributions to shareholders from distributable earnings:
Series I	—	(86,814)
Series II	—	(2,356,500)
Total distributions from distributable earnings	—	(2,443,314)
Share transactions–net:
Series I	(80,648)	(96,818)
Series II	203,327	13,921,905
Net increase in net assets resulting from share transactions	122,679	13,825,087
Net increase in net assets	2,687,684	15,693,141
Net assets:
Beginning of period	43,851,517	28,158,376
End of period	$46,539,201	$43,851,517
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco® V.I. S&P 500 Buffer Fund – June

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$12.88	$(0.03)	$0.84	$0.81	$—	$13.69	6.29%	$1,593	0.70%(d)	0.80%(d)	(0.54)%(d)	0%
Year ended 12/31/24	11.96	(0.06)	1.73	1.67	(0.75)	12.88	14.03	1,580	0.70	0.90	(0.50)	0
Year ended 12/31/23	10.18	(0.05)	2.00	1.95	(0.17)	11.96	19.20	1,565	0.70	1.03	(0.47)	0
Period ended 12/31/22(e)	10.00	(0.03)	0.29	0.26	(0.08)	10.18	2.56	1,018	0.70 (d)	2.52 (d)	(0.59)(d)	0
Series II
Six months ended 06/30/25	12.79	(0.05)	0.83	0.78	—	13.57	6.10	44,946	0.95 (d)	1.05 (d)	(0.79)(d)	0
Year ended 12/31/24	11.91	(0.09)	1.72	1.63	(0.75)	12.79	13.76	42,271	0.95	1.15	(0.75)	0
Year ended 12/31/23	10.16	(0.08)	2.00	1.92	(0.17)	11.91	18.95	26,594	0.95	1.28	(0.72)	0
Period ended 12/31/22(e)	10.00	(0.04)	0.28	0.24	(0.08)	10.16	2.36	9,321	0.95 (d)	2.77 (d)	(0.84)(d)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of June 30, 2022.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco® V.I. S&P 500 Buffer Fund – June

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco® V.I. S&P 500 Buffer Fund – June (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
6
Invesco® V.I. S&P 500 Buffer Fund – June

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities.
7
Invesco® V.I. S&P 500 Buffer Fund – June

Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
K.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.
Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment  product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
M.
Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
N.
Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
O.
Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to
8
Invesco® V.I. S&P 500 Buffer Fund – June

the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $21,692.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $3,439 for accounting and fund administrative services and was reimbursed $32,263 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$1,682,919	$—	$—	$1,682,919
Options Purchased	—	46,740,466	—	46,740,466
Total Investments in Securities	1,682,919	46,740,466	—	48,423,385
Other Investments - Liabilities*
Options Written	—	(2,237,068)	—	(2,237,068)
Total Investments	$1,682,919	$44,503,398	$—	$46,186,317

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
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Invesco® V.I. S&P 500 Buffer Fund – June

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2025:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$46,740,466
Derivatives not subject to master netting agreements	(46,740,466)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(2,237,068)
Derivatives not subject to master netting agreements	2,237,068
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the six months ended June 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Options purchased(a)	$4,051,709
Options written	1,247,588
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	(2,435,492)
Options written	(130,710)
Total	$2,733,095

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Index Options Purchased	Index Options Written
Average notional value	$42,650,028	$84,767,918
Average contracts	1,483	1,483

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
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Invesco® V.I. S&P 500 Buffer Fund – June

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2025. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$109,273
Aggregate unrealized (depreciation) of investments	(2,675,473)
Net unrealized appreciation (depreciation) of investments	$(2,566,200)
Cost of investments for tax purposes is $48,752,517.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	6,042	$77,746	18,914	$246,115
Series II	322,826	4,141,761	1,731,319	22,216,557
Issued as reinvestment of dividends:
Series I	-	-	6,771	86,065
Series II	-	-	186,668	2,355,752
Reacquired:
Series I	(12,323)	(158,394)	(33,846)	(428,998)
Series II	(316,925)	(3,938,434)	(846,091)	(10,650,404)
Net increase (decrease) in share activity	(380)	$122,679	1,063,735	$13,825,087

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 99% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco® V.I. S&P 500 Buffer Fund – June

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund – June’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over the year ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P 500 Index (Price Only) (Index). The Board noted that the Fund had recently commenced operations in June 2022 and has limited performance history. The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one and two year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one and two year periods. The Board considered that the Fund’s unique investment strategy seeks to match the returns of the Index up to an upside cap, while providing a buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may
12
Invesco® V.I. S&P 500 Buffer Fund – June

exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are not managed pursuant to the same buffered strategy as the Fund. The Board also considered that the Fund underwent a change in portfolio management in 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and above, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that there were only two funds (including the Fund) in the expense group, therefore, Broadridge did not provide quintile rankings. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management regarding the Fund’s actual and contractual management fees in light of its limited peer group. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any
13
Invesco® V.I. S&P 500 Buffer Fund – June

securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14
Invesco® V.I. S&P 500 Buffer Fund – June

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco® V.I. S&P 500 Buffer Fund – June

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco® V.I. S&P 500 Buffer Fund - March

2	Schedule of Investments
3	Financial Statements
5	Financial Highlights
6	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VISP500M-NCSRS

Schedule of Investments
June 30, 2025
(Unaudited)

Shares		Value
Money Market Funds–4.95%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(a)(b)	856,337	$856,337
Invesco Treasury Portfolio, Institutional Class, 4.23%(a)(b)	1,615,190	1,615,190
Total Money Market Funds (Cost $2,471,527)		2,471,527
Value
Options Purchased–101.83%
(Cost $46,856,961)(c)	$50,771,825
TOTAL INVESTMENTS IN SECURITIES–106.78% (Cost $49,328,488)	53,243,352
OTHER ASSETS LESS LIABILITIES—(6.78)%	(3,382,409)
NET ASSETS–100.00%	$49,860,943
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$239,823	$7,836,644	$(7,220,130)	$-	$-	$856,337	$11,688
Invesco Treasury Portfolio, Institutional Class	516,386	14,553,768	(13,454,964)	-	-	1,615,190	22,564
Total	$756,209	$22,390,412	$(20,675,094)	$-	$-	$2,471,527	$34,252

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(c)	The table below details options purchased.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	03/31/2026	824	USD	16.84	USD	1,387,616	$49,509,055
Equity Risk
S&P 500® Mini Index	Put	03/31/2026	824	USD	561.19	USD	46,242,056	1,262,770
Total Open Index Options Purchased								$50,771,825

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	03/31/2026	824	USD	639.20	USD	52,670,080	$ (2,613,540)
Equity Risk
S&P 500® Mini Index	Put	03/31/2026	824	USD	505.07	USD	41,617,768	(700,213)
Total Open Index Options Written								$(3,313,753)

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco® V.I. S&P 500 Buffer Fund - March

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $46,856,961)	$50,771,825
Investments in affiliated money market funds, at value (Cost $2,471,527)	2,471,527
Receivable for:
Dividends	6,592
Investment for trustee deferred compensation and retirement plans	12,913
Other assets	13
Total assets	53,262,870
Liabilities:
Other investments:
Options written, at value (premiums received $2,485,327)	3,313,753
Payable for:
Fund shares reacquired	12,154
Accrued fees to affiliates	28,438
Accrued other operating expenses	34,669
Trustee deferred compensation and retirement plans	12,913
Total liabilities	3,401,927
Net assets applicable to shares outstanding	$49,860,943
Net assets consist of:
Shares of beneficial interest	$44,774,504
Distributable earnings	5,086,439
$49,860,943
Net Assets:
Series I	$414,192
Series II	$49,446,751
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	35,297
Series II	4,251,063
Series I:
Net asset value per share	$11.73
Series II:
Net asset value per share	$11.63
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends from affiliated money market funds	$34,252
Expenses:
Advisory fees	86,329
Administrative services fees	33,509
Custodian fees	1,064
Distribution fees - Series II	51,085
Transfer agent fees	903
Trustees’ and officers’ fees and benefits	9,577
Licensing fees	8,033
Reports to shareholders	4,449
Professional services fees	20,101
Other	282
Total expenses	215,332
Less: Fees waived and/or expenses reimbursed	(21,296)
Net expenses	194,036
Net investment income (loss)	(159,784)
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	931,010
Option contracts written	1,021,177
1,952,187
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	900,617
Option contracts written	(1,336,664)
(436,047)
Net realized and unrealized gain	1,516,140
Net increase in net assets resulting from operations	$1,356,356
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco® V.I. S&P 500 Buffer Fund - March

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(159,784)	$(224,131)
Net realized gain	1,952,187	3,158,723
Change in net unrealized appreciation (depreciation)	(436,047)	896,485
Net increase in net assets resulting from operations	1,356,356	3,831,077
Distributions to shareholders from distributable earnings:
Series I	—	(4,946)
Series II	—	(1,974,514)
Total distributions from distributable earnings	—	(1,979,460)
Share transactions–net:
Series I	307,441	61,827
Series II	12,780,512	12,873,754
Net increase in net assets resulting from share transactions	13,087,953	12,935,581
Net increase in net assets	14,444,309	14,787,198
Net assets:
Beginning of period	35,416,634	20,629,436
End of period	$49,860,943	$35,416,634
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco® V.I. S&P 500 Buffer Fund - March

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$11.51	$(0.03)	$0.25	$0.22	$—	$11.73	1.91%	$414	0.70%(d)	0.80%(d)	(0.53)%(d)	0%
Year ended 12/31/24	10.76	(0.06)	1.48	1.42	(0.67)	11.51	13.28	89	0.70	0.94	(0.52)	0
Year ended 12/31/23	9.20	(0.05)	1.94	1.89	(0.33)	10.76	20.54	16	0.70	0.91	(0.54)	0
Period ended 12/31/22(e)	10.00	(0.04)	(0.76)	(0.80)	—	9.20	(8.00)	920	0.70 (d)	1.96 (d)	(0.64)(d)	0
Series II
Six months ended 06/30/25	11.43	(0.04)	0.24	0.20	—	11.63	1.75	49,447	0.95 (d)	1.05 (d)	(0.78)(d)	0
Year ended 12/31/24	10.71	(0.09)	1.48	1.39	(0.67)	11.43	13.06	35,327	0.95	1.19	(0.77)	0
Year ended 12/31/23	9.18	(0.08)	1.94	1.86	(0.33)	10.71	20.25	20,613	0.95	1.16	(0.79)	0
Period ended 12/31/22(e)	10.00	(0.06)	(0.76)	(0.82)	—	9.18	(8.20)	10,142	0.95 (d)	2.21 (d)	(0.89)(d)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of March 31, 2022.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco® V.I. S&P 500 Buffer Fund - March

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco® V.I. S&P 500 Buffer Fund - March (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
6
Invesco® V.I. S&P 500 Buffer Fund - March

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities.
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Invesco® V.I. S&P 500 Buffer Fund - March

Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
K.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.
Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment  product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
M.
Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
N.
Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
O.
Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to
8
Invesco® V.I. S&P 500 Buffer Fund - March

the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.70% and 0.95%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $21,296.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $2,711 for accounting and fund administrative services and was reimbursed $30,798 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$2,471,527	$—	$—	$2,471,527
Options Purchased	—	50,771,825	—	50,771,825
Total Investments in Securities	2,471,527	50,771,825	—	53,243,352
Other Investments - Liabilities*
Options Written	—	(3,313,753)	—	(3,313,753)
Total Investments	$2,471,527	$47,458,072	$—	$49,929,599

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
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Invesco® V.I. S&P 500 Buffer Fund - March

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2025:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$50,771,825
Derivatives not subject to master netting agreements	(50,771,825)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(3,313,753)
Derivatives not subject to master netting agreements	3,313,753
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the six months ended June 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Options purchased(a)	$931,010
Options written	1,021,177
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	900,617
Options written	(1,336,664)
Total	$1,516,140

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Index Options Purchased	Index Options Written
Average notional value	$41,075,891	$81,537,332
Average contracts	1,447	1,447

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
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Invesco® V.I. S&P 500 Buffer Fund - March

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2025. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,645,853
Aggregate unrealized (depreciation) of investments	(3,081,907)
Net unrealized appreciation (depreciation) of investments	$(436,054)
Cost of investments for tax purposes is $50,365,653.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	28,251	$315,347	15,901	$172,798
Series II	1,773,351	19,537,061	1,989,555	21,904,350
Issued as reinvestment of dividends:
Series I	-	-	348	3,944
Series II	-	-	175,267	1,973,512
Reacquired:
Series I	(702)	(7,906)	(10,001)	(114,915)
Series II	(613,138)	(6,756,549)	(998,267)	(11,004,108)
Net increase in share activity	1,187,762	$13,087,953	1,172,803	$12,935,581

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 99% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco® V.I. S&P 500 Buffer Fund - March

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund - March’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over the year ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P 500 Index (Price Only) (Index). The Board noted that the Fund had recently commenced operations in March 2022 and has limited performance history. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the two year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one and two year periods. The Board considered that the Fund’s unique investment strategy seeks to match the returns of the Index up to an upside cap, while providing a buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that
12
Invesco® V.I. S&P 500 Buffer Fund - March

differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are not managed pursuant to the same buffered strategy as the Fund. The Board considered that the Fund underwent a change in portfolio management in 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and above, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that there were only two funds (including the Fund) in the expense group, therefore, Broadridge did not provide quintile rankings. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management regarding the Fund’s limited peer group. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated
13
Invesco® V.I. S&P 500 Buffer Fund - March

money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14
Invesco® V.I. S&P 500 Buffer Fund - March

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco® V.I. S&P 500 Buffer Fund - March

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco® V.I. S&P 500 Buffer Fund - September

2	Schedule of Investments
3	Financial Statements
5	Financial Highlights
6	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VISP500S-NCSRS

Schedule of Investments
June 30, 2025
(Unaudited)

Shares		Value
Money Market Funds–2.31%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(a)(b)	423,292	$423,292
Invesco Treasury Portfolio, Institutional Class, 4.23%(a)(b)	786,118	786,118
Total Money Market Funds (Cost $1,209,410)		1,209,410
Value
Options Purchased–99.56%
(Cost $50,071,813)(c)	$52,289,216
TOTAL INVESTMENTS IN SECURITIES–101.87% (Cost $51,281,223)	53,498,626
OTHER ASSETS LESS LIABILITIES—(1.87)%	(979,490)
NET ASSETS–100.00%	$52,519,136
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$844,918	$2,032,754	$(2,454,380)	$-	$-	$423,292	$12,500
Invesco Treasury Portfolio, Institutional Class	1,569,139	3,775,114	(4,558,135)	-	-	786,118	23,041
Total	$2,414,057	$5,807,868	$(7,012,515)	$-	$-	$1,209,410	$35,541

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(c)	The table below details options purchased.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	09/30/2025	859	USD	17.29	USD	1,485,211	$51,691,859
Equity Risk
S&P 500® Mini Index	Put	09/30/2025	859	USD	576.25	USD	49,499,875	597,357
Total Open Index Options Purchased								$52,289,216

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	09/30/2025	859	USD	649.43	USD	55,786,037	$ (576,367)
Equity Risk
S&P 500® Mini Index	Put	09/30/2025	859	USD	518.63	USD	44,550,317	(217,379)
Total Open Index Options Written								$(793,746)

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco® V.I. S&P 500 Buffer Fund - September

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $50,071,813)	$52,289,216
Investments in affiliated money market funds, at value (Cost $1,209,410)	1,209,410
Receivable for:
Dividends	4,780
Investment for trustee deferred compensation and retirement plans	15,545
Other assets	16
Total assets	53,518,967
Liabilities:
Other investments:
Options written, at value (premiums received $2,321,144)	793,746
Payable for:
Fund shares reacquired	119,746
Accrued fees to affiliates	29,090
Accrued other operating expenses	41,704
Trustee deferred compensation and retirement plans	15,545
Total liabilities	999,831
Net assets applicable to shares outstanding	$52,519,136
Net assets consist of:
Shares of beneficial interest	$46,581,860
Distributable earnings	5,937,276
$52,519,136
Net Assets:
Series I	$587,868
Series II	$51,931,268
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	49,460
Series II	4,411,710
Series I:
Net asset value per share	$11.89
Series II:
Net asset value per share	$11.77
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends from affiliated money market funds	$35,541
Expenses:
Advisory fees	108,945
Administrative services fees	43,075
Custodian fees	1,021
Distribution fees - Series II	64,175
Transfer agent fees	1,240
Trustees’ and officers’ fees and benefits	9,606
Licensing fees	12,733
Reports to shareholders	5,097
Professional services fees	19,803
Other	320
Total expenses	266,015
Less: Fees waived	(21,226)
Net expenses	244,789
Net investment income (loss)	(209,248)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(183,125)
Option contracts written	(7,941)
(191,066)
Change in net unrealized appreciation of:
Unaffiliated investment securities	1,693,432
Option contracts written	986,177
2,679,609
Net realized and unrealized gain	2,488,543
Net increase in net assets resulting from operations	$2,279,295
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco® V.I. S&P 500 Buffer Fund - September

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(209,248)	$(300,384)
Net realized gain (loss)	(191,066)	5,180,381
Change in net unrealized appreciation (depreciation)	2,679,609	(1,176,384)
Net increase in net assets resulting from operations	2,279,295	3,703,613
Distributions to shareholders from distributable earnings:
Series I	—	(27,750)
Series II	—	(2,540,381)
Total distributions from distributable earnings	—	(2,568,131)
Share transactions–net:
Series I	40,649	65,529
Series II	(3,041,226)	16,418,857
Net increase (decrease) in net assets resulting from share transactions	(3,000,577)	16,484,386
Net increase (decrease) in net assets	(721,282)	17,619,868
Net assets:
Beginning of period	53,240,418	35,620,550
End of period	$52,519,136	$53,240,418
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco® V.I. S&P 500 Buffer Fund - September

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$11.35	$(0.03)	$0.57	$0.54	$—	$11.89	4.76%	$588	0.70%(d)	0.78%(d)	(0.56)%(d)	0%
Year ended 12/31/24	10.86	(0.06)	1.19	1.13	(0.64)	11.35	10.44	518	0.70	0.86	(0.52)	0
Year ended 12/31/23	9.27	(0.05)	1.92	1.87	(0.28)	10.86	20.20	433	0.70	0.84	(0.51)	0
Year ended 12/31/22	10.29	(0.06)	(0.92)	(0.98)	(0.04)	9.27	(9.53)	1,311	0.70	1.60	(0.63)	0
Period ended 12/31/21(e)	10.00	(0.02)	0.60	0.58	(0.29)	10.29	5.84	1,048	0.70 (d)	7.68 (d)	(0.70)(d)	0
Series II
Six months ended 06/30/25	11.25	(0.05)	0.57	0.52	—	11.77	4.62	51,931	0.95 (d)	1.03 (d)	(0.81)(d)	0
Year ended 12/31/24	10.80	(0.09)	1.18	1.09	(0.64)	11.25	10.12	52,722	0.95	1.11	(0.77)	0
Year ended 12/31/23	9.24	(0.08)	1.92	1.84	(0.28)	10.80	19.93	35,188	0.95	1.09	(0.76)	0
Year ended 12/31/22	10.29	(0.08)	(0.93)	(1.01)	(0.04)	9.24	(9.82)	13,418	0.95	1.85	(0.88)	0
Period ended 12/31/21(e)	10.00	(0.02)	0.60	0.58	(0.29)	10.29	5.84	5,332	0.95 (d)	7.93 (d)	(0.95)(d)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of September 30, 2021.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco® V.I. S&P 500 Buffer Fund - September

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco® V.I. S&P 500 Buffer Fund - September (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
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Invesco® V.I. S&P 500 Buffer Fund - September

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities.
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Invesco® V.I. S&P 500 Buffer Fund - September

Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
K.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.
Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment  product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
M.
Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
N.
Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
O.
Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to
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Invesco® V.I. S&P 500 Buffer Fund - September

the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $21,226.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $4,198 for accounting and fund administrative services and was reimbursed $38,877 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$1,209,410	$—	$—	$1,209,410
Options Purchased	—	52,289,216	—	52,289,216
Total Investments in Securities	1,209,410	52,289,216	—	53,498,626
Other Investments - Liabilities*
Options Written	—	(793,746)	—	(793,746)
Total Investments	$1,209,410	$51,495,470	$—	$52,704,880

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
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Invesco® V.I. S&P 500 Buffer Fund - September

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2025:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$52,289,216
Derivatives not subject to master netting agreements	(52,289,216)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(793,746)
Derivatives not subject to master netting agreements	793,746
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the six months ended June 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Options purchased(a)	$(183,125)
Options written	(7,941)
Change in Net Unrealized Appreciation:
Options purchased(a)	1,693,432
Options written	986,177
Total	$2,488,543

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Index Options Purchased	Index Options Written
Average notional value	$52,557,967	$103,431,713
Average contracts	1,771	1,771

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
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Invesco® V.I. S&P 500 Buffer Fund - September

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2025. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,665,629
Aggregate unrealized (depreciation) of investments	(1,986,020)
Net unrealized appreciation of investments	$2,679,609
Cost of investments for tax purposes is $50,025,271.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	6,704	$72,808	4,342	$48,968
Series II	245,791	2,731,800	2,274,130	26,201,615
Issued as reinvestment of dividends:
Series I	-	-	2,390	26,796
Series II	-	-	228,366	2,539,427
Reacquired:
Series I	(2,904)	(32,159)	(903)	(10,235)
Series II	(519,618)	(5,773,026)	(1,073,584)	(12,322,185)
Net increase (decrease) in share activity	(270,027)	$(3,000,577)	1,434,741	$16,484,386

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 100% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco® V.I. S&P 500 Buffer Fund - September

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund - September’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P 500 Index (Price Only) (Index). The Board noted that the Fund had recently commenced operations in September 2021 and that therefore performance information for the Fund was limited. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one, two and three year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, two and three year periods. The Board considered that the Fund’s unique investment strategy seeks to match the returns of the Index up to an upside cap, while providing a buffer against a certain amount of Index losses. The Board acknowledged limitations regarding
12
Invesco® V.I. S&P 500 Buffer Fund - September

the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are not managed pursuant to the same buffered strategy as the Fund. The Board also considered that the Fund underwent a change in portfolio management in 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and above, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that there were only two funds (including the Fund) in the expense group, therefore, Broadridge did not provide quintile rankings. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and considered additional information regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management regarding the Fund’s actual and contractual management fees in light of its limited peer group. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such
Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the
13
Invesco® V.I. S&P 500 Buffer Fund - September

Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14
Invesco® V.I. S&P 500 Buffer Fund - September

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco® V.I. S&P 500 Buffer Fund - September

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Small Cap Equity Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VISCE-NCSRS

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.28%
Aerospace & Defense–3.99%
AeroVironment, Inc.(b)(c)	13,582	$3,870,191
Curtiss-Wright Corp.	6,116	2,987,972
Leonardo DRS, Inc.	51,620	2,399,297
		9,257,460
Apparel Retail–1.05%
Abercrombie & Fitch Co., Class A(b)	29,473	2,441,838
Apparel, Accessories & Luxury Goods–0.99%
Kontoor Brands, Inc.(c)	34,690	2,288,499
Application Software–3.11%
AppFolio, Inc., Class A(b)(c)	9,656	2,223,584
Descartes Systems Group, Inc. (The) (Canada)(b)	22,997	2,337,530
Q2 Holdings, Inc.(b)	28,386	2,656,646
		7,217,760
Asset Management & Custody Banks–1.13%
StepStone Group, Inc., Class A	47,372	2,629,146
Automotive Parts & Equipment–0.96%
Patrick Industries, Inc.(c)	24,272	2,239,577
Automotive Retail–0.82%
Murphy USA, Inc.	4,684	1,905,451
Biotechnology–4.37%
ADMA Biologics, Inc.(b)	124,877	2,274,010
Ascendis Pharma A/S, ADR (Denmark)(b)	12,773	2,204,620
CareDx, Inc.(b)	122,902	2,401,506
Halozyme Therapeutics, Inc.(b)	20,052	1,043,105
Vericel Corp.(b)	52,161	2,219,451
		10,142,692
Broadline Retail–1.15%
Ollie’s Bargain Outlet Holdings, Inc.(b)	20,309	2,676,320
Building Products–1.14%
Griffon Corp.	36,653	2,652,578
Cargo Ground Transportation–1.44%
XPO, Inc.(b)	26,550	3,353,000
Commercial & Residential Mortgage Finance–1.65%
Merchants Bancorp	49,837	1,648,109
Mr. Cooper Group, Inc.(b)	14,680	2,190,403
		3,838,512
Construction & Engineering–1.12%
IES Holdings, Inc.(b)(c)	8,778	2,600,306
Construction Machinery & Heavy Transportation Equipment– 1.63%
REV Group, Inc.	79,604	3,788,354
Construction Materials–0.88%
Knife River Corp.(b)	25,014	2,042,143
Shares		Value
Data Processing & Outsourced Services–0.83%
ExlService Holdings, Inc.(b)	43,774	$1,916,864
Education Services–0.94%
Grand Canyon Education, Inc.(b)	11,523	2,177,847
Electrical Components & Equipment–1.71%
EnerSys	16,013	1,373,435
Powell Industries, Inc.(c)	12,337	2,596,322
		3,969,757
Electronic Manufacturing Services–2.86%
Flex Ltd.(b)	73,733	3,680,751
Sanmina Corp.(b)	30,253	2,959,651
		6,640,402
Environmental & Facilities Services–1.21%
Casella Waste Systems, Inc., Class A(b)	24,408	2,816,195
Financial Exchanges & Data–1.87%
Donnelley Financial Solutions, Inc.(b)(c)	33,776	2,082,290
TMX Group Ltd. (Canada)	53,279	2,258,318
		4,340,608
Food Distributors–0.98%
Chefs’ Warehouse, Inc. (The)(b)	35,599	2,271,572
Food Retail–1.08%
Sprouts Farmers Market, Inc.(b)	15,208	2,503,845
Health Care Equipment–1.20%
Masimo Corp.(b)(c)	16,495	2,774,789
Health Care Facilities–3.02%
Encompass Health Corp.	32,664	4,005,586
Tenet Healthcare Corp.(b)	17,031	2,997,456
		7,003,042
Health Care Services–1.52%
BrightSpring Health Services, Inc.(b)(c)	149,902	3,536,188
Health Care Supplies–0.82%
Lantheus Holdings, Inc.(b)(c)	23,327	1,909,548
Hotels, Resorts & Cruise Lines–1.23%
Travel + Leisure Co.	55,510	2,864,871
Household Products–0.85%
WD-40 Co.	8,672	1,977,997
Independent Power Producers & Energy Traders–1.45%
Talen Energy Corp.(b)	11,570	3,364,209
Industrial Machinery & Supplies & Components–4.73%
Crane Co.	13,101	2,487,749
Gates Industrial Corp. PLC(b)	100,108	2,305,487
ITT, Inc.	27,389	4,295,417
SPX Technologies, Inc.(b)	11,280	1,891,430
		10,980,083
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Small Cap Equity Fund

Shares		Value
Industrial REITs–1.96%
EastGroup Properties, Inc.(c)	14,157	$2,365,918
STAG Industrial, Inc.	60,376	2,190,441
		4,556,359
Insurance Brokers–0.89%
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	48,271	2,066,482
Investment Banking & Brokerage–6.29%
BGC Group, Inc., Class A	287,327	2,939,355
Marex Group PLC (United Kingdom)	53,912	2,127,907
Piper Sandler Cos.	15,941	4,430,641
Stifel Financial Corp.	23,593	2,448,482
Virtu Financial, Inc., Class A(c)	59,186	2,650,941
		14,597,326
Leisure Products–1.00%
Acushnet Holdings Corp.(c)	31,784	2,314,511
Life Sciences Tools & Services–2.07%
Repligen Corp.(b)	16,374	2,036,598
Stevanato Group S.p.A. (Italy)(c)	113,104	2,763,131
		4,799,729
Oil & Gas Exploration & Production–2.06%
Antero Resources Corp.(b)	67,384	2,714,227
Range Resources Corp.	51,083	2,077,546
		4,791,773
Oil & Gas Storage & Transportation–1.00%
DT Midstream, Inc.(b)	21,130	2,322,398
Other Specialized REITs–1.08%
Gaming and Leisure Properties, Inc.	53,919	2,516,939
Paper & Plastic Packaging Products & Materials–0.88%
Graphic Packaging Holding Co.(c)	97,204	2,048,088
Pharmaceuticals–1.48%
Axsome Therapeutics, Inc.(b)	13,689	1,428,994
Prestige Consumer Healthcare, Inc.(b)	25,218	2,013,657
		3,442,651
Property & Casualty Insurance–1.59%
Skyward Specialty Insurance Group, Inc.(b)	63,845	3,689,603
Real Estate Services–0.78%
Newmark Group, Inc., Class A	148,112	1,799,561
Regional Banks–6.91%
Banc of California, Inc.(c)	187,920	2,640,276
Bancorp, Inc. (The)(b)	67,794	3,862,225
Pinnacle Financial Partners, Inc.	35,998	3,974,539
SouthState Corp.	28,915	2,661,048
Western Alliance Bancorporation	37,189	2,899,998
		16,038,086
Research & Consulting Services–1.26%
Huron Consulting Group, Inc.(b)	21,204	2,916,398
Shares		Value
Restaurants–1.22%
Cheesecake Factory, Inc. (The)(c)	45,380	$2,843,511
Semiconductors–3.43%
MACOM Technology Solutions Holdings, Inc.(b)	22,860	3,275,610
Power Integrations, Inc.	35,176	1,966,338
Silicon Laboratories, Inc.(b)	18,420	2,714,371
		7,956,319
Specialized Consumer Services–1.23%
Frontdoor, Inc.(b)	48,248	2,843,737
Specialty Chemicals–0.62%
Innospec, Inc.	17,140	1,441,303
Steel–1.51%
ATI, Inc.(b)	40,477	3,494,784
Systems Software–1.50%
Commvault Systems, Inc.(b)	20,013	3,488,866
Trading Companies & Distributors–3.77%
Applied Industrial Technologies, Inc.	15,990	3,716,876
Core & Main, Inc., Class A(b)	45,811	2,764,694
WESCO International, Inc.	12,201	2,259,625
		8,741,195
Transaction & Payment Processing Services–1.02%
Shift4 Payments, Inc., Class A(b)(c)	23,784	2,357,232
Total Common Stocks & Other Equity Interests (Cost $156,351,122)		221,188,304
Money Market Funds–4.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	3,306,417	3,306,417
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	6,141,090	6,141,090
Total Money Market Funds (Cost $9,447,507)		9,447,507
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.35% (Cost $165,798,629)		230,635,811
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–15.76%
Invesco Private Government Fund, 4.34%(d)(e)(f)	10,144,643	10,144,643
Invesco Private Prime Fund, 4.49%(d)(e)(f)	26,443,127	26,451,060
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,593,693)		36,595,703
TOTAL INVESTMENTS IN SECURITIES–115.11% (Cost $202,392,322)		267,231,514
OTHER ASSETS LESS LIABILITIES—(15.11)%		(35,075,556)
NET ASSETS–100.00%		$232,155,958
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Small Cap Equity Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$790,218	$10,774,839	$(8,258,640)	$-	$-	$3,306,417	$31,684
Invesco Treasury Portfolio, Institutional Class	1,468,147	20,010,418	(15,337,475)	-	-	6,141,090	58,489
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,931,121	51,649,980	(51,436,458)	-	-	10,144,643	191,647*
Invesco Private Prime Fund	25,850,724	114,579,968	(113,981,536)	2,010	(106)	26,451,060	511,851*
Total	$38,040,210	$197,015,205	$(189,014,109)	$2,010	$(106)	$46,043,210	$793,671

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Small Cap Equity Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $156,351,122)*	$221,188,304
Investments in affiliated money market funds, at value (Cost $46,041,200)	46,043,210
Foreign currencies, at value (Cost $6,781)	6,808
Receivable for:
Investments sold	1,130,456
Fund shares sold	558,309
Dividends	122,906
Investment for trustee deferred compensation and retirement plans	60,495
Other assets	79
Total assets	269,110,567
Liabilities:
Payable for:
Fund shares reacquired	155,370
Collateral upon return of securities loaned	36,593,693
Accrued fees to affiliates	124,424
Accrued other operating expenses	16,901
Trustee deferred compensation and retirement plans	64,221
Total liabilities	36,954,609
Net assets applicable to shares outstanding	$232,155,958
Net assets consist of:
Shares of beneficial interest	$147,434,884
Distributable earnings	84,721,074
$232,155,958
Net Assets:
Series I	$110,061,824
Series II	$122,094,134
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,499,032
Series II	6,822,217
Series I:
Net asset value per share	$20.01
Series II:
Net asset value per share	$17.90

*	At June 30, 2025, securities with an aggregate value of $35,930,117 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $3,986)	$983,117
Dividends from affiliated money market funds (includes net securities lending income of $22,314)	112,487
Total investment income	1,095,604
Expenses:
Advisory fees	824,484
Administrative services fees	183,649
Custodian fees	2,409
Distribution fees - Series II	143,614
Transfer agent fees	6,059
Trustees’ and officers’ fees and benefits	10,277
Reports to shareholders	4,741
Professional services fees	19,859
Other	1,378
Total expenses	1,196,470
Less: Fees waived	(2,446)
Net expenses	1,194,024
Net investment income (loss)	(98,420)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	9,965,592
Affiliated investment securities	(106)
Foreign currencies	299
9,965,785
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(2,593,076)
Affiliated investment securities	2,010
Foreign currencies	271
(2,590,795)
Net realized and unrealized gain	7,374,990
Net increase in net assets resulting from operations	$7,276,570
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Small Cap Equity Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(98,420)	$(103,696)
Net realized gain	9,965,785	10,730,652
Change in net unrealized appreciation (depreciation)	(2,590,795)	26,511,792
Net increase in net assets resulting from operations	7,276,570	37,138,748
Distributions to shareholders from distributable earnings:
Series I	—	(5,135,616)
Series II	—	(5,973,043)
Total distributions from distributable earnings	—	(11,108,659)
Share transactions–net:
Series I	(5,597,151)	(6,962,178)
Series II	(3,747,928)	(390,576)
Net increase (decrease) in net assets resulting from share transactions	(9,345,079)	(7,352,754)
Net increase (decrease) in net assets	(2,068,509)	18,677,335
Net assets:
Beginning of period	234,224,467	215,547,132
End of period	$232,155,958	$234,224,467
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Small Cap Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$19.37	$0.00	$0.64	$0.64	$—	$—	$—	$20.01	3.30%	$110,062	0.95%(d)	0.95%(d)	0.04%(d)	24%
Year ended 12/31/24	17.20	0.02	3.07	3.09	(0.03)	(0.89)	(0.92)	19.37	18.09	112,039	0.97	0.97	0.08	50
Year ended 12/31/23	15.06	0.03	2.42	2.45	—	(0.31)	(0.31)	17.20	16.57	105,838	0.95	0.95	0.18	43
Year ended 12/31/22	23.49	0.03	(4.85)	(4.82)	—	(3.61)	(3.61)	15.06	(20.51)	100,267	0.95	0.95	0.14	33
Year ended 12/31/21	20.62	0.01	4.19	4.20	(0.04)	(1.29)	(1.33)	23.49	20.41	142,095	0.95	0.95	0.04	21
Year ended 12/31/20	17.73	0.04	4.48	4.52	(0.06)	(1.57)	(1.63)	20.62	27.25	129,881	0.96	0.96	0.21	45
Series II
Six months ended 06/30/25	17.34	(0.02)	0.58	0.56	—	—	—	17.90	3.23	122,094	1.20 (d)	1.20 (d)	(0.21)(d)	24
Year ended 12/31/24	15.49	(0.03)	2.77	2.74	—	(0.89)	(0.89)	17.34	17.85	122,185	1.22	1.22	(0.17)	50
Year ended 12/31/23	13.63	(0.01)	2.18	2.17	—	(0.31)	(0.31)	15.49	16.26	109,709	1.20	1.20	(0.07)	43
Year ended 12/31/22	21.75	(0.02)	(4.49)	(4.51)	—	(3.61)	(3.61)	13.63	(20.73)	93,808	1.20	1.20	(0.11)	33
Year ended 12/31/21	19.19	(0.04)	3.89	3.85	(0.00)	(1.29)	(1.29)	21.75	20.09	127,285	1.20	1.20	(0.21)	21
Year ended 12/31/20	16.60	(0.01)	4.17	4.16	(0.00)	(1.57)	(1.57)	19.19	26.87	114,407	1.21	1.21	(0.04)	45

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Small Cap Equity Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
8
Invesco V.I. Small Cap Equity Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower
9
Invesco V.I. Small Cap Equity Fund

to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $1,380 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.730%
Next $500 million	0.715%
Next $1.5 billion	0.700%
Next $2.5 billion	0.685%
Next $2.5 billion	0.670%
Next $2.5 billion	0.655%
Over $10 billion	0.640%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.74%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to
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Invesco V.I. Small Cap Equity Fund

2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $2,446.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $18,387 for accounting and fund administrative services and was reimbursed $165,262 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2025, the Fund incurred $5,007 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$221,188,304	$—	$—	$221,188,304
Money Market Funds	9,447,507	36,595,703	—	46,043,210
Total Investments	$230,635,811	$36,595,703	$—	$267,231,514
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund
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Invesco V.I. Small Cap Equity Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $52,171,041 and $70,375,374, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$69,498,848
Aggregate unrealized (depreciation) of investments	(4,856,371)
Net unrealized appreciation of investments	$64,642,477
Cost of investments for tax purposes is $202,589,037.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	296,828	$5,509,449	498,107	$9,230,976
Series II	691,542	11,729,728	947,288	16,139,455
Issued as reinvestment of dividends:
Series I	-	-	273,462	5,135,616
Series II	-	-	355,115	5,973,043
Reacquired:
Series I	(582,554)	(11,106,600)	(1,141,698)	(21,328,770)
Series II	(915,861)	(15,477,656)	(1,336,266)	(22,503,074)
Net increase (decrease) in share activity	(510,045)	$(9,345,079)	(403,992)	$(7,352,754)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco V.I. Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Small Cap Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index).  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one and five year periods, and the second quintile for the three year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund
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Invesco V.I. Small Cap Equity Fund

performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the
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Invesco V.I. Small Cap Equity Fund

federal securities laws and consistent with best execution obligations.
15
Invesco V.I. Small Cap Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
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Invesco V.I. Small Cap Equity Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. Technology Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
I-VITEC-NCSRS

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.55%
Aerospace & Defense–6.47%
Axon Enterprise, Inc.(b)	4,379	$3,625,549
BAE Systems PLC (United Kingdom)	85,585	2,221,176
Curtiss-Wright Corp.	2,224	1,086,535
General Electric Co.	13,465	3,465,756
Howmet Aerospace, Inc.	15,069	2,804,793
Rocket Lab Corp.(b)(c)	31,067	1,111,267
		14,315,076
Application Software–6.11%
AppLovin Corp., Class A(b)	8,506	2,977,781
Guidewire Software, Inc.(b)	9,814	2,310,706
Nutanix, Inc., Class A(b)	31,321	2,394,177
Palantir Technologies, Inc., Class A(b)	19,523	2,661,375
Samsara, Inc., Class A(b)	38,500	1,531,530
ServiceTitan, Inc.(b)	15,395	1,650,036
		13,525,605
Automobile Manufacturers–0.47%
Tesla, Inc.(b)	3,282	1,042,560
Automotive Retail–0.64%
Carvana Co.(b)	4,187	1,410,852
Broadline Retail–3.85%
Amazon.com, Inc.(b)	23,370	5,127,144
MercadoLibre, Inc. (Brazil)(b)	1,300	3,397,719
		8,524,863
Communications Equipment–2.81%
Arista Networks, Inc.(b)	19,625	2,007,834
Cisco Systems, Inc.	60,674	4,209,562
		6,217,396
Education Services–0.46%
Duolingo, Inc.(b)	2,506	1,027,510
Electronic Components–1.77%
Amphenol Corp., Class A	39,611	3,911,586
Electronic Manufacturing Services–3.44%
Flex Ltd.(b)	85,005	4,243,450
Jabil, Inc.(c)	15,460	3,371,826
		7,615,276
Heavy Electrical Equipment–0.75%
GE Vernova, Inc.	3,151	1,667,352
Hotels, Resorts & Cruise Lines–1.28%
Booking Holdings, Inc.	491	2,842,517
Independent Power Producers & Energy Traders–0.91%
Vistra Corp.	10,393	2,014,267
Interactive Home Entertainment–1.40%
Take-Two Interactive Software, Inc.(b)	12,729	3,091,238
Interactive Media & Services–6.56%
Alphabet, Inc., Class A	23,585	4,156,384
Shares		Value
Interactive Media & Services–(continued)
Meta Platforms, Inc., Class A	14,042	$10,364,260
		14,520,644
Internet Services & Infrastructure–5.42%
Cloudflare, Inc., Class A(b)	26,446	5,178,920
Shopify, Inc., Class A (Canada)(b)	19,261	2,221,757
Snowflake, Inc., Class A(b)	20,503	4,587,956
		11,988,633
Investment Banking & Brokerage–1.58%
Goldman Sachs Group, Inc. (The)	4,945	3,499,824
Movies & Entertainment–5.41%
Netflix, Inc.(b)	4,101	5,491,772
Spotify Technology S.A. (Sweden)(b)	6,467	4,962,388
TKO Group Holdings, Inc.	8,320	1,513,824
		11,967,984
Passenger Ground Transportation–0.45%
Uber Technologies, Inc.(b)	10,737	1,001,762
Restaurants–1.59%
DoorDash, Inc., Class A(b)	14,287	3,521,888
Semiconductor Materials & Equipment–5.16%
KLA Corp.	6,411	5,742,589
Lam Research Corp.	58,333	5,678,134
		11,420,723
Semiconductors–25.68%
Advanced Micro Devices, Inc.(b)(c)	22,000	3,121,800
Allegro MicroSystems, Inc. (Japan)(b)(c)	53,150	1,817,199
Analog Devices, Inc.	4,736	1,127,263
Broadcom, Inc.	38,143	10,514,118
Credo Technology Group Holding Ltd.(b)	23,722	2,196,420
Impinj, Inc.(b)(c)	8,798	977,195
MACOM Technology Solutions Holdings, Inc.(b)	23,398	3,352,699
Microchip Technology, Inc.	39,014	2,745,415
Monolithic Power Systems, Inc.	5,624	4,113,281
NVIDIA Corp.	119,410	18,865,586
SiTime Corp.(b)(c)	11,815	2,517,540
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	24,272	5,497,365
		56,845,881
Systems Software–17.34%
Commvault Systems, Inc.(b)	13,346	2,326,608
CrowdStrike Holdings, Inc., Class A(b)	7,874	4,010,307
CyberArk Software Ltd.(b)	10,305	4,192,898
Microsoft Corp.	23,494	11,686,151
Monday.com Ltd.(b)	8,589	2,701,069
Oracle Corp.	25,347	5,541,615
ServiceNow, Inc.(b)	4,829	4,964,598
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Technology Fund

Shares		Value
Systems Software–(continued)
Zscaler, Inc.(b)(c)	9,426	$2,959,198
		38,382,444
Total Common Stocks & Other Equity Interests (Cost $135,026,885)		220,355,881
Money Market Funds–0.00%
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e) (Cost $2)	2	2
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.55% (Cost $135,026,887)		220,355,883
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.83%
Invesco Private Government Fund, 4.34%(d)(e)(f)	4,108,247	$4,108,247
Invesco Private Prime Fund, 4.49%(d)(e)(f)	10,999,978	11,003,278
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,110,982)		15,111,525
TOTAL INVESTMENTS IN SECURITIES–106.38% (Cost $150,137,869)		235,467,408
OTHER ASSETS LESS LIABILITIES—(6.38)%		(14,129,679)
NET ASSETS–100.00%		$221,337,729
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$699,723	$16,993,107	$(17,692,830)	$-	$-	$-	$24,868
Invesco Treasury Portfolio, Institutional Class	1,299,604	31,558,627	(32,858,229)	-	-	2	45,790
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,779,762	45,500,148	(44,171,663)	-	-	4,108,247	48,180*
Invesco Private Prime Fund	7,285,610	101,804,937	(98,087,554)	543	(258)	11,003,278	127,584*
Total	$12,064,699	$195,856,819	$(192,810,276)	$543	$(258)	$15,111,527	$246,422

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Technology Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $135,026,885)*	$220,355,881
Investments in affiliated money market funds, at value (Cost $15,110,984)	15,111,527
Foreign currencies, at value (Cost $449)	453
Receivable for:
Investments sold	4,942,458
Fund shares sold	652,059
Dividends	65,511
Investment for trustee deferred compensation and retirement plans	49,529
Other assets	76
Total assets	241,177,494
Liabilities:
Payable for:
Fund shares reacquired	603,684
Amount due custodian	3,953,208
Collateral upon return of securities loaned	15,110,982
Accrued fees to affiliates	101,686
Accrued other operating expenses	17,077
Trustee deferred compensation and retirement plans	53,128
Total liabilities	19,839,765
Net assets applicable to shares outstanding	$221,337,729
Net assets consist of:
Shares of beneficial interest	$94,611,417
Distributable earnings	126,726,312
$221,337,729
Net Assets:
Series I	$200,720,923
Series II	$20,616,806
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	7,854,393
Series II	952,087
Series I:
Net asset value per share	$25.56
Series II:
Net asset value per share	$21.65

*	At June 30, 2025, securities with an aggregate value of $14,760,033 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $15,325)	$387,119
Dividends from affiliated money market funds (includes net securities lending income of $7,744)	78,402
Total investment income	465,521
Expenses:
Advisory fees	771,508
Administrative services fees	171,316
Custodian fees	1,314
Distribution fees - Series II	22,947
Transfer agent fees	5,427
Trustees’ and officers’ fees and benefits	10,185
Reports to shareholders	4,428
Professional services fees	19,831
Other	1,265
Total expenses	1,008,221
Less: Fees waived	(1,829)
Net expenses	1,006,392
Net investment income (loss)	(540,871)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	17,605,528
Affiliated investment securities	(258)
Foreign currencies	1,774
17,607,044
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(2,681,658)
Affiliated investment securities	543
Foreign currencies	1,375
(2,679,740)
Net realized and unrealized gain	14,927,304
Net increase in net assets resulting from operations	$14,386,433
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Technology Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(540,871)	$(1,116,678)
Net realized gain	17,607,044	26,511,062
Change in net unrealized appreciation (depreciation)	(2,679,740)	31,131,075
Net increase in net assets resulting from operations	14,386,433	56,525,459
Distributions to shareholders from distributable earnings:
Series I	—	(7,913,477)
Series II	—	(871,214)
Total distributions from distributable earnings	—	(8,784,691)
Share transactions–net:
Series I	(13,624,405)	9,179,611
Series II	33,008	2,425,852
Net increase (decrease) in net assets resulting from share transactions	(13,591,397)	11,605,463
Net increase in net assets	795,036	59,346,231
Net assets:
Beginning of period	220,542,693	161,196,462
End of period	$221,337,729	$220,542,693
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Technology Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/25	$23.80	$(0.06)	$1.82	$1.76	$—	$25.56	7.40%	$200,721	0.96%(d)	0.96%(d)	(0.51)%(d)	90%
Year ended 12/31/24	18.50	(0.12)	6.39	6.27	(0.97)	23.80	34.27	201,291	0.98	0.98	(0.57)	109
Year ended 12/31/23	12.59	(0.06)	5.97	5.91	—	18.50	46.94	148,139	0.98	0.98	(0.36)	137
Year ended 12/31/22	38.08	(0.10)	(14.84)	(14.94)	(10.55)	12.59	(39.95)	104,076	0.98	0.98	(0.42)	104
Year ended 12/31/21	36.55	(0.27)	5.62	5.35	(3.82)	38.08	14.41	185,270	0.98	0.98	(0.68)	90
Year ended 12/31/20	27.23	(0.17)	12.49	12.32	(3.00)	36.55	46.11	187,801	0.98	0.98	(0.53)	56
Series II
Six months ended 06/30/25	20.19	(0.07)	1.53	1.46	—	21.65	7.23	20,617	1.21 (d)	1.21 (d)	(0.76)(d)	90
Year ended 12/31/24	15.86	(0.15)	5.45	5.30	(0.97)	20.19	33.86	19,251	1.23	1.23	(0.82)	109
Year ended 12/31/23	10.81	(0.08)	5.13	5.05	—	15.86	46.72	13,057	1.23	1.23	(0.61)	137
Year ended 12/31/22	35.20	(0.15)	(13.69)	(13.84)	(10.55)	10.81	(40.11)	7,339	1.23	1.23	(0.67)	104
Year ended 12/31/21	34.13	(0.34)	5.23	4.89	(3.82)	35.20	14.08	13,061	1.23	1.23	(0.93)	90
Year ended 12/31/20	25.63	(0.23)	11.73	11.50	(3.00)	34.13	45.79	13,215	1.23	1.23	(0.78)	56

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Technology Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Technology Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
7
Invesco V.I. Technology Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
8
Invesco V.I. Technology Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $654 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
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Invesco V.I. Technology Fund

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $1,829.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $17,323 for accounting and fund administrative services and was reimbursed $153,993 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2025, the Fund incurred $5,949 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$218,134,705	$2,221,176	$—	$220,355,881
Money Market Funds	2	15,111,525	—	15,111,527
Total Investments	$218,134,707	$17,332,701	$—	$235,467,408
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
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Invesco V.I. Technology Fund

NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $183,659,555 and $196,978,883, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$85,522,312
Aggregate unrealized (depreciation) of investments	(390,611)
Net unrealized appreciation of investments	$85,131,701
Cost of investments for tax purposes is $150,335,707.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	667,187	$15,416,564	2,211,339	$46,647,519
Series II	115,328	2,216,620	253,832	4,661,500
Issued as reinvestment of dividends:
Series I	-	-	356,302	7,913,477
Series II	-	-	46,218	871,214
Reacquired:
Series I	(1,270,467)	(29,040,969)	(2,115,340)	(45,381,385)
Series II	(116,675)	(2,183,612)	(170,077)	(3,106,862)
Net increase (decrease) in share activity	(604,627)	$(13,591,397)	582,274	$11,605,463

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco V.I. Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Technology Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P North American Technology Sector Index (Index).  The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period, the fourth quintile for the three year period, and the fifth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period, and below the performance of the Index for the three and five year periods.  The Board considered that security selection in certain technology industries negatively impacted Fund performance. The Board recognized that the
12
Invesco V.I. Technology Fund

performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.
The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a
result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the
13
Invesco V.I. Technology Fund

Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14
Invesco V.I. Technology Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco V.I. Technology Fund

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco V.I. U.S. Government Money Portfolio

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIGMKT-NCSRS

Schedule of Investments
June 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-21.44%
Federal Farm Credit Bank (FFCB)-18.29%
Federal Farm Credit Bank (SOFR + 0.05%)(a)	4.44%	07/18/2025	$2,000	$2,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.52%	08/13/2025	750	750,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.53%	08/22/2025	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	4.55%	11/28/2025	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	4.54%	12/15/2025	1,000	1,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.06%)(a)	4.39%	01/16/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.54%	01/29/2026	1,500	1,500,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.48%	02/02/2026	2,500	2,500,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	4.48%	02/12/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.51%	03/12/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.02%)(a)	4.41%	03/26/2026	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	4.49%	06/03/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.53%	08/26/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.53%	09/04/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.53%	09/09/2026	250	250,000
Federal Farm Credit Bank (1 mo. EFFR + 0.05%)(a)	4.38%	09/17/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.52%	10/06/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.53%	10/15/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.53%	11/18/2026	1,500	1,500,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.53%	11/23/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.53%	12/02/2026	500	500,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	4.46%	12/07/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.53%	12/09/2026	1,500	1,500,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	4.53%	12/30/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.52%	01/27/2027	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	4.52%	02/03/2027	500	500,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.51%	02/10/2027	1,500	1,500,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	4.47%	03/11/2027	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	4.46%	03/24/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	4.46%	03/26/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	4.51%	05/06/2027	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.50%	05/13/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	4.50%	05/14/2027	2,000	2,000,000
				70,500,000
Federal Home Loan Bank (FHLB)-3.15%
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.53%	07/24/2025	2,000	2,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.55%	08/21/2025	645	644,989
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.53%	08/22/2025	2,000	2,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	4.55%	08/22/2025	760	759,987
Federal Home Loan Bank (SOFR + 0.08%)(a)	4.47%	09/19/2025	1,000	1,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.54%	12/08/2025	1,000	1,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	4.54%	12/11/2025	750	750,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	4.52%	02/09/2026	1,500	1,500,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.49%	05/13/2026	1,500	1,500,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	4.53%	09/24/2026	1,000	1,000,000
				12,154,976
Total U.S. Government Sponsored Agency Securities (Cost $82,654,976)				82,654,976
U.S. Treasury Securities-10.38%
U.S. Treasury Bills-7.02%(b)
U.S. Treasury Bills	4.12%-4.22%	10/02/2025	4,000	3,958,848
U.S. Treasury Bills	4.05%	10/09/2025	3,000	2,966,946
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills(b)-(continued)
U.S. Treasury Bills	4.15%	10/16/2025	$13,000	$12,843,126
U.S. Treasury Bills	4.11%	03/19/2026	7,000	6,799,791
U.S. Treasury Bills	4.09%	04/16/2026	500	484,185
				27,052,896
U.S. Treasury Floating Rate Notes-2.59%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	4.55%	01/31/2026	7,000	7,006,744
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(a)	4.40%	01/31/2027	3,000	2,999,745
				10,006,489
U.S. Treasury Notes-0.77%
U.S. Treasury Notes	0.25%	09/30/2025	3,000	2,970,406
Total U.S. Treasury Securities (Cost $40,029,791)				40,029,791
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.37%
Federal Home Loan Mortgage Corp. (FHLMC)-1.94%
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	4.49%	02/09/2026	1,500	1,500,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.53%	09/04/2026	500	500,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	4.53%	10/29/2026	500	500,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	4.52%	04/23/2027	5,000	5,000,000
				7,500,000
Federal National Mortgage Association (FNMA)-1.43%
Federal National Mortgage Association (SOFR + 0.10%)(a)	4.49%	06/18/2026	1,000	1,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.53%	08/21/2026	2,000	2,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.53%	10/23/2026	1,500	1,500,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	4.53%	11/20/2026	1,000	1,000,000
				5,500,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $13,000,000)				13,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-35.19% (Cost $135,684,767)				135,684,767
			Repurchase Amount
Repurchase Agreements-76.22%(c)
Banco Santander, joint agreement dated 06/30/2025, aggregate maturing value of $1,000,121,667 (collateralized by agency mortgage-backed securities valued at $1,020,124,101; 1.50% - 9.00%; 01/01/2027 - 06/15/2060)	4.38%	07/01/2025	50,006,083	50,000,000
BMO Capital Markets Corp., joint term agreement dated 06/30/2025, aggregate maturing value of $1,506,387,500 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,540,200,403; 0.00% - 6.70%; 07/29/2025 - 11/20/2070)(d)	4.38%	08/04/2025	10,042,583	10,000,000
BofA Securities, Inc., joint agreement dated 06/30/2025, aggregate maturing value of $650,079,444 (collateralized by agency mortgage-backed securities valued at $663,000,001; 2.00% - 6.52%; 11/25/2032 - 08/20/2074)	4.40%	07/01/2025	30,003,667	30,000,000
ING Financial Markets, LLC, joint agreement dated 06/30/2025, aggregate maturing value of $500,061,111 (collateralized by agency mortgage-backed securities valued at $510,000,000; 2.50% - 7.00%; 10/01/2038 - 02/01/2057)	4.40%	07/01/2025	50,006,111	50,000,000
Royal Bank of Canada, joint agreement dated 06/30/2025, aggregate maturing value of $3,600,441,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,672,449,911; 0.00% - 7.00%; 07/10/2025 - 07/01/2055)	4.41%	07/01/2025	35,004,288	35,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,540,310,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,549,495,235; 0.50% - 6.63%; 10/31/2026 - 04/01/2055)(d)	4.17%	10/31/2025	4,107,493	4,000,000
Royal Bank of Canada, joint term agreement dated 03/13/2025, aggregate maturing value of $1,541,315,700 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,555,834,097; 0.00% - 7.00%; 10/23/2025 - 01/07/2062)(d)	4.20%	09/30/2025	5,117,250	5,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Standard Chartered Bank, joint agreement dated 06/30/2025, aggregate maturing value of $2,500,305,556 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,550,311,667; 0.00% - 7.00%; 07/10/2025 - 05/20/2055)	4.40%	07/01/2025	$50,006,111	$50,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 06/30/2025, aggregate maturing value of $4,800,585,333 (collateralized by agency mortgage-backed securities valued at $4,968,519,090; 3.00% - 6.50%; 10/20/2042 - 03/20/2055)	4.39%	07/01/2025	14,922,754	14,920,934
TD Securities (USA) LLC, joint term agreement dated 06/25/2025, aggregate maturing value of $480,406,000 (collateralized by agency mortgage-backed securities valued at $489,600,000; 3.00% - 5.80%; 04/20/2048 - 09/20/2054)(d)	4.35%	07/02/2025	45,038,063	45,000,000
Total Repurchase Agreements (Cost $293,920,934)				293,920,934
TOTAL INVESTMENTS IN SECURITIES(e)-111.41% (Cost $429,605,701)				429,605,701
OTHER ASSETS LESS LIABILITIES-(11.41)%				(44,002,001)
NET ASSETS-100.00%				$385,603,700
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2025.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. U.S. Government Money Portfolio

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$135,684,767
Repurchase agreements, at value and cost	293,920,934
Cash	93
Receivable for:
Fund shares sold	13,995
Interest	701,957
Investment for trustee deferred compensation and retirement plans	50,420
Other assets	3,465
Total assets	430,375,631
Liabilities:
Payable for:
Fund shares reacquired	44,174,766
Dividends	68
Accrued fees to affiliates	526,335
Accrued operating expenses	20,342
Trustee deferred compensation and retirement plans	50,420
Total liabilities	44,771,931
Net assets applicable to shares outstanding	$385,603,700
Net assets consist of:
Shares of beneficial interest	$385,916,796
Distributable earnings (loss)	(313,096)
$385,603,700
Net Assets:
Series I	$385,583,706
Series II	$19,994
Shares outstanding, no par value, unlimited number of shares authorized:
Series I	385,719,564
Series II	20,000
Series I:
Net asset value and offering price per share	$1.00
Series II:
Net asset value and offering price per share	$1.00
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. U.S. Government Money Portfolio

Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Interest	$16,319,998
Expenses:
Advisory fees	1,564,394
Administrative services fees	713,918
Custodian fees	4,275
Distribution fees - Series II	25
Transfer agent fees	18,537
Trustees’ and officers’ fees and benefits	11,517
Reports to shareholders	4,729
Professional services fees	23,123
Other	3,270
Total expenses	2,343,788
Net investment income	13,976,210
Net realized gain from unaffiliated investment securities	2,394
Net increase in net assets resulting from operations	$13,978,604
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. U.S. Government Money Portfolio

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$13,976,210	$13,103,238
Net realized gain	2,394	10,678
Net increase in net assets resulting from operations	13,978,604	13,113,916
Distributions to shareholders from distributable earnings:
Series I	(13,975,862)	(13,102,492)
Series II	(348)	(746)
Total distributions from distributable earnings	(13,976,210)	(13,103,238)
Share transactions-net:
Series I	75,961,593	12,149,615
Series II	-	10,000
Net increase in net assets resulting from share transactions	75,961,593	12,159,615
Net increase in net assets	75,963,987	12,170,293
Net assets:
Beginning of period	309,639,713	297,469,420
End of period	$385,603,700	$309,639,713
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. U.S. Government Money Portfolio

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Series I
Six months ended 06/30/25	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.88%	$385,584	0.63%(c)	0.63%(c)	3.77%(c)
Year ended 12/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.63	309,620	0.69	0.69	4.54
Year ended 12/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.53	297,459	0.63	0.63	4.34
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.26	1,818,155	0.49	0.54	1.42
Year ended 12/31/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.01	460,685	0.10	0.52	0.00
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.22	364,605	0.24	0.48	0.09
Series II
Six months ended 06/30/25	1.00	0.02	0.00	0.02	(0.02)	1.00	1.76	20	0.88 (c)	0.88 (c)	3.52 (c)
Year ended 12/31/24	1.00	0.04	0.00	0.04	(0.04)	1.00	4.38	20	0.94	0.94	4.28
Year ended 12/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.28	10	0.88	0.88	4.09
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.10	10	0.65	0.79	1.25
Year ended 12/31/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.01	10	0.10	0.77	0.00
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	10	0.29	0.73	0.04

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. U.S. Government Money Portfolio

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. U.S. Government Money Portfolio (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek income consistent with stability of principal.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.
Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
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Invesco V.I. U.S. Government Money Portfolio

(“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.450%
Next $500 million	0.425%
Next $500 million	0.400%
Over $1.5 billion	0.375%
*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2025, the effective advisory fees incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2025, Invesco was paid $163,289 for accounting and fund administrative services and was reimbursed $550,629 for fees paid to insurance companies. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc., (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
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Invesco V.I. U.S. Government Money Portfolio

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$264,848	$-	$264,848

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Series I	1,475,694,826	$1,475,694,826	119,027,074	$119,027,074
Series II	-	-	10,000	10,000
Issued as reinvestment of dividends:
Series I	13,976,210	13,976,210	13,102,492	13,102,492
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Invesco V.I. U.S. Government Money Portfolio

Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(1,413,709,443)	$(1,413,709,443)	(119,979,951)	$(119,979,951)
Net increase in share activity	75,961,593	$75,961,593	12,159,615	$12,159,615

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 100% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco V.I. U.S. Government Money Portfolio

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. U.S. Government Money Portfolio’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance universe median for the one, three and five year periods.  The Board considered reasons for the Fund’s underperformance relative to peers.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund
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Invesco V.I. U.S. Government Money Portfolio

performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees, actual management fees and total expense ratio were in the fourth, fifth and fifth quintile, respectively, of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses. The independent Trustees reviewed and considered additional information provided by management, including with respect to the Fund’s actual and contractual management fees and total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products and this Fund’s unique client base in particular.   The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate  before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
14
Invesco V.I. U.S. Government Money Portfolio

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco V.I. U.S. Government Money Portfolio

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: August 22, 2025

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: August 22, 2025